UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

F. Scott Thomas, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.1%
157,971		BorgWarner, Inc	$9,833,695
18,495		Gentex Corp	534,505
104,000		Goodyear Tire & Rubber Co	2,617,680
16,167		Harley-Davidson, Inc	999,444
58,912		Johnson Controls, Inc	2,783,003
15,800		Lear Corp	1,487,886
5,043	*,e	Tesla Motors, Inc	1,126,102
		TOTAL AUTOMOBILES & COMPONENTS	19,382,315

BANKS - 0.0%
2,022	*	SVB Financial Group	220,438
		TOTAL BANKS	220,438

CAPITAL GOODS - 8.5%
16,303		3M Co	2,296,930
8,446		Allison Transmission Holdings, Inc	247,299
67,899	*	BE Aerospace, Inc	5,780,921
28,607		Boeing Co	3,446,571
11,491		Carlisle Cos, Inc	919,510
34,383	*	Colfax Corp	2,165,097
55,223		Crane Co	3,788,850
72,617		Cummins, Inc	10,122,084
112,691		Emerson Electric Co	7,172,782
23,400		Fluor Corp	1,705,158
145,583		Honeywell International, Inc	13,368,887
10,526		Hubbell, Inc (Class B)	1,230,910
136,556		IDEX Corp	10,353,676
119,412		Ingersoll-Rand plc	7,020,231
99,570		ITT Corp	4,577,233
52,223		Lockheed Martin Corp	8,719,674
98,050		Rockwell Automation, Inc	10,948,263
66,902		Roper Industries, Inc	9,638,571
7,768		Snap-On, Inc	933,714
33,949	*	Spirit Aerosystems Holdings, Inc (Class A)	1,105,719
30,718		TransDigm Group, Inc	5,158,167
81,300		Trinity Industries, Inc	3,547,932
65,643	*	United Rentals, Inc	6,951,594
100,765	*	WABCO Holdings, Inc	9,822,572
169,567		Westinghouse Air Brake Technologies Corp	13,680,665
		TOTAL CAPITAL GOODS	144,703,010

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
20,713		Cintas Corp	1,296,634
19,500		Equifax, Inc	1,483,755
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

232,395		Pitney Bowes, Inc	$6,288,609
248,633		Robert Half International, Inc	12,095,995
9,959		Rollins, Inc	281,939
3,865	*	Stericycle, Inc	454,717
72,900		Tyco International Ltd	3,145,635
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,047,284

CONSUMER DURABLES & APPAREL - 2.0%
16,731	*	Deckers Outdoor Corp	1,480,861
119,443		DR Horton, Inc	2,472,470
151,746		Hanesbrands, Inc	14,827,102
18,107		Harman International Industries, Inc	1,965,515
46,535	*	Kate Spade & Co	1,760,419
57,277	*	Michael Kors Holdings Ltd	4,666,930
1,538	*	NVR, Inc	1,732,495
40,224	*	Under Armour, Inc (Class A)	2,684,952
35,218		VF Corp	2,157,807
		TOTAL CONSUMER DURABLES & APPAREL	33,748,551

CONSUMER SERVICES - 2.8%
72,667		Burger King Worldwide, Inc	1,916,955
19,609	*	Chipotle Mexican Grill, Inc (Class A)	13,187,053
22,109	*	Hyatt Hotels Corp	1,300,672
33,719		Las Vegas Sands Corp	2,490,148
147,255		Marriott International, Inc (Class A)	9,528,871
67,948		McDonald’s Corp	6,425,163
69,700		Service Corp International	1,463,700
110,436		Starbucks Corp	8,578,669
33,900		Starwood Hotels & Resorts Worldwide, Inc	2,604,876
		TOTAL CONSUMER SERVICES	47,496,107

DIVERSIFIED FINANCIALS - 3.3%
60,056	*	Affiliated Managers Group, Inc	11,966,158
63,646	*,e	Ally Financial, Inc	1,461,312
108,379		American Express Co	9,537,352
80,675		Ameriprise Financial, Inc	9,648,730
83,000		Invesco Ltd	3,123,290
109,631		Lazard Ltd (Class A)	5,733,702
31,867		Legg Mason, Inc	1,512,089
107,363		Moody’s Corp	9,340,581
32,100	*	NorthStar Asset Management Group, Inc	574,911
17,605		SEI Investments Co	630,611
87,391	*	Synchrony Financial	2,009,993
16,786		Waddell & Reed Financial, Inc (Class A)	886,133
		TOTAL DIVERSIFIED FINANCIALS	56,424,862

ENERGY - 7.5%
14,200		Anadarko Petroleum Corp	1,517,270
71,600		Baker Hughes, Inc	4,923,932
104,232	*	Cheniere Energy, Inc	7,375,456
12,712	e	CVR Energy, Inc	598,481
191,034		EOG Resources, Inc	20,906,761
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

62,285		EQT Corp	$5,843,579
92,486	*	FMC Technologies, Inc	5,623,149
232,327		Kinder Morgan, Inc	8,359,125
27,048		Nabors Industries Ltd	734,624
82,100		Noble Energy, Inc	5,458,829
88,264		Oneok, Inc	5,686,849
108,393		Patterson-UTI Energy, Inc	3,723,300
20,201		Phillips 66	1,638,503
69,097		Pioneer Natural Resources Co	15,302,222
94,548		RPC, Inc	2,127,330
320,884		Schlumberger Ltd	34,780,617
24,927		Superior Energy Services	837,547
59,500		Williams Cos, Inc	3,369,485
		TOTAL ENERGY	128,807,059

FOOD & STAPLES RETAILING - 1.2%
26,938		CVS Corp	2,056,986
88,881		Kroger Co	4,353,391
179,276		Walgreen Co	12,328,811
15,368		Wal-Mart Stores, Inc	1,130,777
		TOTAL FOOD & STAPLES RETAILING	19,869,965

FOOD, BEVERAGE & TOBACCO - 7.2%
646,792		Altria Group, Inc	26,259,755
33,162		Brown-Forman Corp (Class B)	2,873,487
629,079		Coca-Cola Co	24,716,514
202,686		Coca-Cola Enterprises, Inc	9,212,079
43,588	*	Constellation Brands, Inc (Class A)	3,629,137
110,939		Dr Pepper Snapple Group, Inc	6,518,776
20,900		General Mills, Inc	1,048,135
10,484		Hershey Co	924,164
49,547		Hormel Foods Corp	2,242,497
24,684		Kellogg Co	1,476,844
163,849		Kraft Foods Group, Inc	8,779,849
102,570	*	Monster Beverage Corp	6,560,377
120,809		PepsiCo, Inc	10,643,273
210,043		Philip Morris International, Inc	17,225,626
49,400	*	WhiteWave Foods Co (Class A)	1,471,626
		TOTAL FOOD, BEVERAGE & TOBACCO	123,582,139

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
74,248		Aetna, Inc	5,756,447
20,300		AmerisourceBergen Corp	1,561,273
70,905		Bard (C.R.), Inc	10,581,153
75,722		Becton Dickinson & Co	8,801,925
31,450		Cigna Corp	2,831,758
83,687	*	DaVita, Inc	5,894,912
27,555	*	Edwards Lifesciences Corp	2,486,839
60,000	*	Express Scripts Holding Co	4,179,000
10,387	*	Idexx Laboratories, Inc	1,292,974
36,478		McKesson Corp	6,998,669
40,209	*	Pediatrix Medical Group, Inc	2,379,569
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

47,400	*	Sirona Dental Systems, Inc	$3,801,480
37,900		St. Jude Medical, Inc	2,470,701
44,988		Stryker Corp	3,588,693
18,713	*	Trupanion, Inc	187,130
23,712		Universal Health Services, Inc (Class B)	2,527,699
17,100		Zimmer Holdings, Inc	1,711,197
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	67,051,419

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
24,012		Colgate-Palmolive Co	1,522,361
20,448		Coty, Inc	349,865
47,871		Estee Lauder Cos (Class A)	3,516,604
48,830	e	Herbalife Ltd	2,558,692
5,995		Kimberly-Clark Corp	622,701
14,759		Spectrum Brands, Inc	1,230,900
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,801,123

INSURANCE - 0.6%
19,529		American Financial Group, Inc	1,093,429
24,970		Aon plc	2,106,469
150,431		Marsh & McLennan Cos, Inc	7,637,382
		TOTAL INSURANCE	10,837,280

MATERIALS - 3.2%
32,800		Ball Corp	2,009,328
18,275		Compass Minerals International, Inc	1,572,016
18,133		Cytec Industries, Inc	1,828,713
48,607		Dow Chemical Co	2,482,359
5,755		Du Pont (E.I.) de Nemours & Co	370,104
30,199		International Flavors & Fragrances, Inc	3,049,797
97,864		LyondellBasell Industries AF S.C.A	10,398,050
19,100		Martin Marietta Materials, Inc	2,372,793
12,400		Monsanto Co	1,402,316
5,504		NewMarket Corp	2,130,048
12,715	*	Owens-Illinois, Inc	396,581
41,318		Packaging Corp of America	2,733,599
32,680		PPG Industries, Inc	6,482,405
32,333		RPM International, Inc	1,428,472
9,142		Scotts Miracle-Gro Co (Class A)	486,354
73,268		Sealed Air Corp	2,353,368
28,324		Sherwin-Williams Co	5,841,259
72,686		Sigma-Aldrich Corp	7,299,128
1,000		Westlake Chemical Corp	87,390
		TOTAL MATERIALS	54,724,080

MEDIA - 4.0%
37,034	*	Charter Communications, Inc	5,722,494
348,988		Comcast Corp (Class A)	18,751,125
88,015	*	DIRECTV	7,573,691
131,081		DISH Network Corp (Class A)	8,108,670
80,300		Interpublic Group of Cos, Inc	1,582,713
35,700	*	Live Nation, Inc	828,597
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

36,448		Scripps Networks Interactive (Class A)	$3,003,680
124,700		Twenty-First Century Fox, Inc	3,950,496
59,302		Viacom, Inc (Class B)	4,902,496
152,236		Walt Disney Co	13,074,028
		TOTAL MEDIA	67,497,990

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
418,931		AbbVie, Inc	21,926,849
49,012	*	Actavis plc	10,501,311
23,138	*	Alexion Pharmaceuticals, Inc	3,678,710
72,700	*	Alkermes plc	3,108,652
52,024		Allergan, Inc	8,628,700
20,453		Amgen, Inc	2,605,508
46,438	*	Biogen Idec, Inc	15,528,403
285,129		Bristol-Myers Squibb Co	14,433,230
209,756	*	Celgene Corp	18,280,235
383,679	*	Gilead Sciences, Inc	35,125,812
13,785	*	Illumina, Inc	2,204,359
225,000	*,e	Inovio Pharmaceuticals, Inc	2,272,500
6,530	*	Intercept Pharmaceuticals, Inc	1,517,311
13,700	*	Jazz Pharmaceuticals plc	1,914,301
105,828		Johnson & Johnson	10,592,325
5,519	*	Mettler-Toledo International, Inc	1,419,156
20,202		Questcor Pharmaceuticals, Inc	1,817,574
867	*	Regeneron Pharmaceuticals, Inc	274,163
46,880	*	Salix Pharmaceuticals Ltd	6,183,941
20,978		Thermo Electron Corp	2,548,827
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	164,561,867

REAL ESTATE - 1.6%
49,960		American Tower Corp	4,715,724
45,100	*	CBRE Group, Inc	1,390,884
28,732	*	Howard Hughes Corp	4,178,208
7,250		Jones Lang LaSalle, Inc	896,825
120,596	*	NorthStar Realty Finance Corp	1,941,596
45,926		Omega Healthcare Investors, Inc	1,678,136
33,947		Simon Property Group, Inc	5,709,546
90,348		Tanger Factory Outlet Centers, Inc	3,130,558
31,300		Vornado Realty Trust	3,318,426
		TOTAL REAL ESTATE	26,959,903

RETAILING - 6.4%
46,653	*	Amazon.com, Inc	14,601,922
1,539	*	Dollar Tree, Inc	83,829
56,510		Foot Locker, Inc	2,685,920
246,340		Home Depot, Inc	19,916,589
19,123	*	Liberty Ventures	1,322,547
13,980		Lithia Motors, Inc (Class A)	1,242,123
60,000		Lowe’s Companies, Inc	2,871,000
150,842		Macy’s, Inc	8,717,159
1,184	*	NetFlix, Inc	500,501
30,281	*	O’Reilly Automotive, Inc	4,542,150
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

10,216		Penske Auto Group, Inc	$474,533
19,445	*	Priceline.com, Inc	24,159,440
47,100		Signet Jewelers Ltd	4,794,309
135,275		Tiffany & Co	13,204,193
72,919	*	TripAdvisor, Inc	6,915,638
38,892		Williams-Sonoma, Inc	2,608,487
		TOTAL RETAILING	108,640,340

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
370,840		Applied Materials, Inc	7,772,806
32,789		Avago Technologies Ltd	2,274,901
102,978		Intel Corp	3,489,924
66,544		Linear Technology Corp	2,936,919
46,057		Maxim Integrated Products, Inc	1,349,931
56,899	e	Microchip Technology, Inc	2,561,593
137,732	*	Micron Technology, Inc	4,207,713
49,787		Skyworks Solutions, Inc	2,527,188
140,000	*	SunEdison, Inc	2,800,000
268,538		Texas Instruments, Inc	12,419,883
53,445		Xilinx, Inc	2,198,193
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	44,539,051

SOFTWARE & SERVICES - 17.5%
94,415		Accenture plc	7,485,221
161,700		Activision Blizzard, Inc	3,618,846
86,840	*	Adobe Systems, Inc	6,001,512
46,000	*	Akamai Technologies, Inc	2,714,920
33,486	*	Alliance Data Systems Corp	8,783,043
26,903	*	Citrix Systems, Inc	1,822,140
70,363		Computer Sciences Corp	4,389,948
13,211	*	eBay, Inc	697,541
104,357	*	Electronic Arts, Inc	3,506,395
3,016	*	Equinix, Inc	646,992
392,366	*	Facebook, Inc	28,505,390
51,044	*	Fiserv, Inc	3,147,884
82,307	*	FleetCor Technologies, Inc	10,929,546
20,650	*	Gartner, Inc	1,412,873
10,060		Global Payments, Inc	696,856
97,235	*	Google, Inc	55,579,526
4,467	*	Google, Inc (Class A)	2,588,850
101,304		International Business Machines Corp	19,416,938
22,262	*	LinkedIn Corp	4,021,408
225,800		Mastercard, Inc (Class A)	16,743,070
1,201,042		Microsoft Corp	51,836,973
482,692		Oracle Corp	19,495,930
56,883	*	Salesforce.com, Inc	3,085,903
8,183		Solera Holdings, Inc	523,712
31,800	*	Twitter, Inc	1,437,042
77,593	*	VeriFone Systems, Inc	2,600,141
129,921		Visa, Inc (Class A)	27,414,630
71,428	*	VMware, Inc (Class A)	7,097,086
23,700	*	Workday, Inc	1,987,008
		TOTAL SOFTWARE & SERVICES	298,187,324
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
80,952		Amphenol Corp (Class A)	$7,785,154
1,070,769		Apple, Inc	102,333,393
80,400	*	ARRIS Group, Inc	2,747,268
181,629		Corning, Inc	3,569,010
20,973	*	F5 Networks, Inc	2,361,350
315,164		Qualcomm, Inc	23,227,587
14,187	*	Sanmina Corp	330,415
89,600	*	Trimble Navigation Ltd	2,768,640
8,543	*	Zebra Technologies Corp (Class A)	684,038
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	145,806,855

TELECOMMUNICATION SERVICES - 2.9%
88,482	*	Level 3 Communications, Inc	3,891,438
20,907	*	SBA Communications Corp (Class A)	2,235,586
831,629		Verizon Communications, Inc	41,930,734
155,700	e	Windstream Holdings, Inc	1,784,322
		TOTAL TELECOMMUNICATION SERVICES	49,842,080

TRANSPORTATION - 3.1%
41,900		Alaska Air Group, Inc	1,842,343
1,861		Amerco, Inc	489,741
37,853	*	American Airlines Group, Inc	1,470,589
23,934	*	Avis Budget Group, Inc	1,344,851
40,837		CH Robinson Worldwide, Inc	2,754,864
39,300		Con-Way, Inc	1,939,455
9,800		Copa Holdings S.A. (Class A)	1,488,326
41,000		Delta Air Lines, Inc	1,535,860
12,600		FedEx Corp	1,850,688
13,800	*	Kirby Corp	1,607,148
13,452		Landstar System, Inc	889,581
61,935		Norfolk Southern Corp	6,296,312
35,899	*	Old Dominion Freight Line	2,278,869
114,700		Southwest Airlines Co	3,243,716
8,667	*	Spirit Airlines, Inc	566,995
120,391		Union Pacific Corp	11,835,639
121,761		United Parcel Service, Inc (Class B)	11,821,775
		TOTAL TRANSPORTATION	53,256,752

		TOTAL COMMON STOCKS	1,700,987,794
		(Cost $1,381,964,665)

SHORT-TERM INVESTMENTS - 0.7%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
12,402,099	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	12,402,099
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	12,402,099

		TOTAL SHORT-TERM INVESTMENTS	12,402,099
		(Cost $12,402,099)
7

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 100.3%	$1,713,389,893
	(Cost $1,394,366,764)
	OTHER ASSETS & LIABILITIES, NET - (0.3)%	(5,918,247)
	NET ASSETS - 100.0%	$1,707,471,646

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,570,317.
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.6%
461,750		Ford Motor Co	$7,858,985
132,400		General Motors Co	4,477,768
133,990		Johnson Controls, Inc	6,329,688
31,190		Lear Corp	2,937,162
52,400	*	TRW Automotive Holdings Corp	5,359,996
8,200	*	Visteon Corp	783,100
		TOTAL AUTOMOBILES & COMPONENTS	27,746,699

BANKS - 8.9%
39,000		Associated Banc-Corp	698,880
1,124,224		Bank of America Corp	17,144,416
340,000		Citigroup, Inc	16,629,400
65,400		Comerica, Inc	3,287,004
143,839		East West Bancorp, Inc	4,899,156
76,800		First Republic Bank	3,588,096
641,390		JPMorgan Chase & Co	36,988,961
93,000		Keycorp	1,259,220
17,500		PacWest Bancorp	729,225
51,242		PNC Financial Services Group, Inc	4,230,540
69,300	*	Popular, Inc	2,210,670
80,000		Regions Financial Corp	811,200
21,800	*	Signature Bank	2,493,702
91,000		SunTrust Banks, Inc	3,462,550
23,800	*	SVB Financial Group	2,594,676
27,724		US Bancorp	1,165,240
939,800		Wells Fargo & Co	47,835,820
		TOTAL BANKS	150,028,756

CAPITAL GOODS - 8.5%
49,380		AGCO Corp	2,405,300
66,000		Allegion plc	3,394,380
18,300		Alliant Techsystems, Inc	2,377,719
28,189	*	BE Aerospace, Inc	2,400,011
31,880		Carlisle Cos, Inc	2,551,038
79,924		Caterpillar, Inc	8,052,343
96,100		Chicago Bridge & Iron Co NV	5,700,652
29,150		Crane Co	1,999,981
40,800		Cummins, Inc	5,687,112
34,253		Danaher Corp	2,530,612
7,500		Deere & Co	638,325
17,750		Dover Corp	1,522,240
116,180		Eaton Corp	7,890,946
10,600		Fluor Corp	772,422
29,274		General Dynamics Corp	3,418,325
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,272,424		General Electric Co	$32,001,464
5,600		Hubbell, Inc (Class B)	654,864
28,800		Huntington Ingalls	2,618,496
32,880		IDEX Corp	2,492,962
69,000		Ingersoll-Rand plc	4,056,510
66,600		ITT Corp	3,061,602
23,000	*	Jacobs Engineering Group, Inc	1,168,630
69,800	e	Joy Global, Inc	4,136,348
47,500		L-3 Communications Holdings, Inc	4,985,600
64,750		Northrop Grumman Corp	7,981,732
16,400	*,e	NOW, Inc	527,916
20,000		Owens Corning, Inc	681,000
11,800		Parker Hannifin Corp	1,356,410
16,724		Raytheon Co	1,518,037
9,200		Roper Industries, Inc	1,325,444
8,750		Snap-On, Inc	1,051,750
7,500		SPX Corp	743,475
23,457		Stanley Works	2,051,315
48,000		Textron, Inc	1,745,760
13,900		Timken Co	615,770
83,000		Trinity Industries, Inc	3,622,120
99,900		United Technologies Corp	10,504,485
22,775	*	WABCO Holdings, Inc	2,220,107
9,000		Xylem, Inc	317,610
		TOTAL CAPITAL GOODS	142,780,813

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
3,500		Cintas Corp	219,100
2,800	*	Clean Harbors, Inc	161,364
2,900		Corrections Corp of America	93,438
6,000		KAR Auction Services, Inc	175,860
13,600		Manpower, Inc	1,059,304
12,100		Nielsen Holdings NV	557,931
98,912		Pitney Bowes, Inc	2,676,559
24,000		Republic Services, Inc	910,320
90,800		Tyco International Ltd	3,918,020
8,300		Waste Connections, Inc	392,922
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	10,164,818

CONSUMER DURABLES & APPAREL - 1.5%
167,500		DR Horton, Inc	3,467,250
22,500	*,e	Garmin Ltd	1,238,400
52,400		Hanesbrands, Inc	5,120,004
22,900		Harman International Industries, Inc	2,485,795
3,075		Hasbro, Inc	153,627
74,500	*	Jarden Corp	4,164,550
41,952	*	Michael Kors Holdings Ltd	3,418,249
64,500		Pulte Homes, Inc	1,138,425
2,500		Ralph Lauren Corp	389,650
31,800	*	Toll Brothers, Inc	1,039,542
15,000		Whirlpool Corp	2,139,600
		TOTAL CONSUMER DURABLES & APPAREL	24,755,092
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 0.9%
38,000		Brinker International, Inc	$1,703,920
28,000	*	Hyatt Hotels Corp	1,647,240
42,000		International Game Technology	711,060
57,890	*	MGM Mirage	1,553,768
74,500		Royal Caribbean Cruises Ltd	4,443,925
193,000		Sands China Ltd	1,416,946
38,375		Starwood Hotels & Resorts Worldwide, Inc	2,948,735
		TOTAL CONSUMER SERVICES	14,425,594

DIVERSIFIED FINANCIALS - 4.4%
42,080		Ameriprise Financial, Inc	5,032,768
1,424		BlackRock, Inc	433,936
117,500		Capital One Financial Corp	9,345,950
159,500		Charles Schwab Corp	4,426,125
119,900		Discover Financial Services	7,321,094
48,900	*	E*Trade Financial Corp	1,027,878
91,800		Goldman Sachs Group, Inc	15,869,466
16,642		Invesco Ltd	626,238
66,900		Lazard Ltd (Class A)	3,498,870
11,700		Legg Mason, Inc	555,165
300		McGraw-Hill Financial, Inc	24,066
339,800		Morgan Stanley	10,989,132
24,500	*	NorthStar Asset Management Group, Inc	438,795
83,500		PowerShares QQQ Trust Series	7,935,005
30,000		SPDR Dow Jones Industrial Average ETF Trust	4,958,700
5,100		SPDR Trust Series 1	984,759
5,800		TD Ameritrade Holding Corp	186,296
		TOTAL DIVERSIFIED FINANCIALS	73,654,243

ENERGY - 13.4%
67,224		Anadarko Petroleum Corp	7,182,884
45,754	*	Antero Resources Corp	2,642,751
30,724		Apache Corp	3,154,126
103,800		Baker Hughes, Inc	7,138,326
6,500	*	Cameron International Corp	460,915
68,750		Chesapeake Energy Corp	1,812,937
275,742		Chevron Corp	35,636,896
31,400		Cimarex Energy Co	4,365,228
191,750		ConocoPhillips	15,819,375
81,890		Consol Energy, Inc	3,178,970
75,750	*	Devon Energy Corp	5,719,125
33,939		Energen Corp	2,770,441
37,600		EOG Resources, Inc	4,114,944
38,000		EQT Corp	3,565,160
571,442		Exxon Mobil Corp	56,538,472
2,800	*	Gulfport Energy Corp	149,548
29,380		Helmerich & Payne, Inc	3,121,919
81,891		Hess Corp	8,105,571
33,500		Kinder Morgan, Inc	1,205,330
180,000		Marathon Oil Corp	6,975,000
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,500		Marathon Petroleum Corp	$960,020
30,500		Murphy Oil Corp	1,894,965
45,900		Nabors Industries Ltd	1,246,644
57,240		National Oilwell Varco, Inc	4,638,730
17,750		Noble Energy, Inc	1,180,197
133,300		Occidental Petroleum Corp	13,024,743
16,600		Oneok, Inc	1,069,538
131,839		Patterson-UTI Energy, Inc	4,528,670
57,500		Phillips 66	4,663,825
11,500		Pioneer Natural Resources Co	2,546,790
42,075	e	Seadrill Ltd	1,525,639
1,250	*,e	Seventy Seven Energy, Inc	28,037
71,380		Superior Energy Services	2,398,368
41,380		Tesoro Corp	2,546,525
91,000	*,e	Ultra Petroleum Corp	2,085,720
103,900		Valero Energy Corp	5,278,120
38,399	*	Whiting Petroleum Corp	3,397,928
		TOTAL ENERGY	226,672,377

FOOD & STAPLES RETAILING - 1.3%
120,752		CVS Corp	9,220,623
447,500	*	Rite Aid Corp	2,993,775
23,737	*	Supervalu, Inc	217,668
120,000		Wal-Mart Stores, Inc	8,829,600
12,400		Whole Foods Market, Inc	473,928
		TOTAL FOOD & STAPLES RETAILING	21,735,594

FOOD, BEVERAGE & TOBACCO - 2.9%
57,500		Altria Group, Inc	2,334,500
173,100		Archer Daniels Midland Co	8,031,840
54,000		Coca-Cola Enterprises, Inc	2,454,300
15,700		ConAgra Foods, Inc	473,041
41,250	*	Constellation Brands, Inc (Class A)	3,434,475
91,000	*,e	Diamond Foods, Inc	2,444,260
7,200		Hillshire Brands Co	451,944
3,900		Kellogg Co	233,337
23,100		Molson Coors Brewing Co (Class B)	1,559,943
107,242		Mondelez International, Inc	3,860,712
37,750	*	Monster Beverage Corp	2,414,490
110,000		Philip Morris International, Inc	9,021,100
38,000	*	Pilgrim’s Pride Corp	1,062,480
43,100		Reynolds American, Inc	2,407,135
154,000	*	Tyson Foods, Inc (Class A)	5,730,340
113,890	*	WhiteWave Foods Co (Class A)	3,392,783
		TOTAL FOOD, BEVERAGE & TOBACCO	49,306,680

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
455,540		Abbott Laboratories	19,187,345
86,390		Aetna, Inc	6,697,817
205,400	*	Boston Scientific Corp	2,625,012
52,975		Cardinal Health, Inc	3,795,659
65,800	*	CareFusion Corp	2,881,382
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

57,750	*	Catamaran Corp	$2,627,047
57,000		Cigna Corp	5,132,280
103,990		Covidien plc	8,996,175
20,000	*	DaVita, Inc	1,408,800
90,000		HCA Holdings, Inc	5,877,900
133,800	*	Health Net, Inc	5,511,222
47,500		Humana, Inc	5,588,375
500	*	Intuitive Surgical, Inc	228,775
8,700	*	Laboratory Corp of America Holdings	902,103
115,752		Medtronic, Inc	7,146,528
4,000	*	Sirona Dental Systems, Inc	320,800
55,000		St. Jude Medical, Inc	3,585,450
115,742		UnitedHealth Group, Inc	9,380,889
27,390		Universal Health Services, Inc (Class B)	2,919,774
63,300	*	VCA Antech, Inc	2,360,457
63,800		WellPoint, Inc	7,005,878
10,000		Zimmer Holdings, Inc	1,000,700
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	105,180,368

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
36,900		Church & Dwight Co, Inc	2,368,242
57,540		Colgate-Palmolive Co	3,648,036
10,680		Kimberly-Clark Corp	1,109,331
274,224		Procter & Gamble Co	21,203,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	28,328,609

INSURANCE - 6.4%
9,650		ACE Ltd	965,965
17,400		Allied World Assurance Co Holdings Ltd	626,574
118,000		Allstate Corp	6,897,100
35,580		American Financial Group, Inc	1,992,124
153,000		American International Group, Inc	7,952,940
31,300		Aon plc	2,640,468
39,000		Assurant, Inc	2,471,040
103,800		Assured Guaranty Ltd	2,316,816
18,900		Axis Capital Holdings Ltd	815,535
202,824	*	Berkshire Hathaway, Inc (Class B)	25,440,214
5,300		Chubb Corp	459,563
29,638		Everest Re Group Ltd	4,620,861
278,390	*	Genworth Financial, Inc (Class A)	3,646,909
35,400		Hanover Insurance Group, Inc	2,046,474
125,400		Hartford Financial Services Group, Inc	4,283,664
126,800		Lincoln National Corp	6,643,052
17,750		Metlife, Inc	933,650
45,000		Old Republic International Corp	647,550
25,400		PartnerRe Ltd	2,650,744
14,000		Principal Financial Group	695,520
33,400		Progressive Corp	782,896
38,890		Protective Life Corp	2,698,188
115,550		Prudential Financial, Inc	10,049,384
28,800		Reinsurance Group of America, Inc (Class A)	2,311,488
23,890		RenaissanceRe Holdings Ltd	2,336,681
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

65,998		Torchmark Corp	$3,480,734
14,600		Travelers Cos, Inc	1,307,576
94,891		UnumProvident Corp	3,257,608
96,800		XL Capital Ltd	3,120,832
		TOTAL INSURANCE	108,092,150

MATERIALS - 4.0%
202,000		Alcoa, Inc	3,310,780
5,100		Aptargroup, Inc	311,610
8,500		Ashland, Inc	889,525
43,300		Cabot Corp	2,268,487
54,000		Celanese Corp (Series A)	3,143,340
25,540		CF Industries Holdings, Inc	6,393,684
218,900	e	Cliffs Natural Resources, Inc	3,819,805
29,380		Cytec Industries, Inc	2,962,973
46,760		Domtar Corp	1,679,619
203,900		Dow Chemical Co	10,413,173
65,300		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,430,466
106,800		Huntsman Corp	2,782,140
27,500		International Paper Co	1,306,250
47,831		LyondellBasell Industries AF S.C.A	5,082,044
28,500		MeadWestvaco Corp	1,191,300
12,500		Nucor Corp	627,750
38,750		Packaging Corp of America	2,563,700
61,890		PolyOne Corp	2,348,725
12,500		PPG Industries, Inc	2,479,500
6,266	*	Rayonier Advanced Materials, Inc	203,394
5,400		Rock-Tenn Co (Class A)	536,922
11,500		Rockwood Holdings, Inc	907,810
2,700		Royal Gold, Inc	204,039
1,750		RPM International, Inc	77,315
11,100		Sigma-Aldrich Corp	1,114,662
38,013		Steel Dynamics, Inc	806,256
6,950	*	TimkenSteel Corp	302,394
42,500	e	United States Steel Corp	1,423,325
22,300		Vulcan Materials Co	1,407,799
461,846	e	Walter Energy, Inc	2,655,615
21,390		Westlake Chemical Corp	1,869,272
		TOTAL MATERIALS	67,513,674

MEDIA - 1.7%
8,554		CBS Corp (Class B)	486,124
60,730		CBS Outdoor Americas, Inc	2,021,702
21,500		Comcast Corp (Class A)	1,155,195
51,980		DISH Network Corp (Class A)	3,215,483
39,999		Gannett Co, Inc	1,308,767
68,000		Interpublic Group of Cos, Inc	1,340,280
16,500	*	Liberty Media Corp	776,325
33,000	*	Liberty Media Corp (Class C)	1,551,000
68,000	*	Live Nation, Inc	1,578,280
10,750	e	Regal Entertainment Group (Class A)	209,195
264,400	e	Sirius XM Holdings, Inc	893,672
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

67,242		Time Warner, Inc	$5,582,431
30,000		Viacom, Inc (Class B)	2,480,100
69,000		Walt Disney Co	5,925,720
		TOTAL MEDIA	28,524,274

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
16,000	*	Actavis plc	3,428,160
20,800	*	Alexion Pharmaceuticals, Inc	3,306,992
3,575	*	Alkermes plc	152,867
21,890	*,p	Biogen Idec, Inc	7,319,797
180,750		Bristol-Myers Squibb Co	9,149,565
29,500	*	Celgene Corp	2,570,925
127,224		Eli Lilly & Co	7,768,298
28,390	*	Endo International plc	1,904,401
83,180	*,p	Gilead Sciences, Inc	7,615,129
60,000	*	Hospira, Inc	3,328,200
327,724		Johnson & Johnson	32,801,895
5,580	*,e	Mallinckrodt plc	388,480
337,742		Merck & Co, Inc	19,163,481
16,000	*	PerkinElmer, Inc	739,520
67,389		Perrigo Co plc	10,138,675
1,163,400		Pfizer, Inc	33,389,580
42,000	*	Qiagen NV (NASDAQ)	1,026,060
5,100	*	Quintiles Transnational Holdings, Inc	280,143
61,800		Thermo Electron Corp	7,508,700
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	151,980,868

REAL ESTATE - 4.2%
12,300		Alexandria Real Estate Equities, Inc	966,780
24,500		American Homes 4 Rent	446,390
31,800		BioMed Realty Trust, Inc	683,700
36,000		Boston Properties, Inc	4,300,200
26,750		Brandywine Realty Trust	415,962
7,500		Camden Property Trust	542,700
150,000		DDR Corp	2,631,000
17,900		Digital Realty Trust, Inc	1,152,581
142,000		Duke Realty Corp	2,554,580
24,750		Equity Lifestyle Properties, Inc	1,096,177
35,000		Equity Residential	2,262,750
19,800		Essex Property Trust, Inc	3,753,486
78,800		Extra Space Storage, Inc	4,076,324
17,800		Federal Realty Investment Trust	2,173,380
96,300		General Growth Properties, Inc	2,250,531
205,400		Host Marriott Corp	4,465,396
20,000	*	Howard Hughes Corp	2,908,400
18,988		Jones Lang LaSalle, Inc	2,348,816
40,500		Kilroy Realty Corp	2,504,520
70,000		Kimco Realty Corp	1,566,600
10,000		Macerich Co	650,100
30,950		National Retail Properties, Inc	1,100,892
24,500	*	NorthStar Realty Finance Corp	394,450
14,500		Omega Healthcare Investors, Inc	529,830
15

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

15,500		Plum Creek Timber Co, Inc	$641,235
10,000		Post Properties, Inc	542,000
21,000		Public Storage, Inc	3,603,810
19,000		Rayonier, Inc	647,140
6,500		Regency Centers Corp	353,340
17,000		Retail Properties of America, Inc	255,850
33,800		Simon Property Group, Inc	5,684,822
30,900		SL Green Realty Corp	3,331,020
216,200		Spirit Realty Capital, Inc	2,501,434
12,750		Ventas, Inc	809,625
30,300		Vornado Realty Trust	3,212,406
80,000		Weyerhaeuser Co	2,505,600
7,000		WP Carey, Inc	460,110
		TOTAL REAL ESTATE	70,323,937

RETAILING - 2.2%
218,000		Best Buy Co, Inc	6,481,140
30,638		Dillard’s, Inc (Class A)	3,652,662
33,000		Expedia, Inc	2,620,860
21,400		Foot Locker, Inc	1,017,142
178,380	e	GameStop Corp (Class A)	7,486,609
1,750		Genuine Parts Co	144,935
254,000	*,e	JC Penney Co, Inc	2,382,520
41,800	*	Liberty Interactive Corp	1,172,490
28,000	*	Liberty Ventures	1,936,480
70,750		Macy’s, Inc	4,088,642
38,000		Penske Auto Group, Inc	1,765,100
7,724		Signet Jewelers Ltd	786,226
111,500		Staples, Inc	1,292,285
37,742		Target Corp	2,249,046
		TOTAL RETAILING	37,076,137

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
68,800		Applied Materials, Inc	1,442,048
73,999		Avago Technologies Ltd	5,134,051
35,400		Broadcom Corp (Class A)	1,354,404
432,850		Intel Corp	14,669,286
58,800		Lam Research Corp	4,116,000
135,098		Marvell Technology Group Ltd	1,802,207
133,800	*	Micron Technology, Inc	4,087,590
221,890		Nvidia Corp	3,883,075
30,925	*	SunEdison, Inc	618,500
7,075	*,e	SunPower Corp	259,865
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	37,367,026

SOFTWARE & SERVICES - 3.8%
106,999		Activision Blizzard, Inc	2,394,638
45,000	*	Akamai Technologies, Inc	2,655,900
18,800	*	Alliance Data Systems Corp	4,931,052
27,500		Amdocs Ltd	1,246,850
2,800	*	Citrix Systems, Inc	189,644
63,199		Computer Sciences Corp	3,942,986
16

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,380	*	Electronic Arts, Inc	$449,568
73,890		Fidelity National Information Services, Inc	4,167,396
395,700		Microsoft Corp	17,078,412
290,800	*,e	Millennial Media, Inc	1,003,260
133,000		Symantec Corp	3,146,780
64,000	*,p	VMware, Inc (Class A)	6,359,040
98,390	*,p	Workday, Inc	8,249,017
448,800		Xerox Corp	5,951,088
53,224	*	Yahoo!, Inc	1,905,951
		TOTAL SOFTWARE & SERVICES	63,671,582

TECHNOLOGY HARDWARE & EQUIPMENT - 4.3%
45,750	*	Arrow Electronics, Inc	2,651,212
354,000		Brocade Communications Systems, Inc	3,260,340
70,100		CDW Corp	2,165,389
747,750		Cisco Systems, Inc	18,865,733
85,300		Corning, Inc	1,676,145
37,890	*	EchoStar Corp (Class A)	1,921,023
102,400		EMC Corp	3,000,320
51,540		Harris Corp	3,518,636
390,400		Hewlett-Packard Co	13,902,144
83,900	*	Ingram Micro, Inc (Class A)	2,407,930
73,800	*,e	InvenSense, Inc	1,698,138
48,000		SanDisk Corp	4,402,080
45,500		Seagate Technology, Inc	2,666,300
133,800		Vishay Intertechnology, Inc	1,970,874
86,100		Western Digital Corp	8,595,363
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	72,701,627

TELECOMMUNICATION SERVICES - 1.7%
485,000		AT&T, Inc	17,261,150
91,300		CenturyTel, Inc	3,582,612
39,000	*	Level 3 Communications, Inc	1,715,220
45,680		T-Mobile US, Inc	1,504,699
100,500		Verizon Communications, Inc	5,067,210
		TOTAL TELECOMMUNICATION SERVICES	29,130,891

TRANSPORTATION - 2.3%
575		Amerco, Inc	151,317
40,890	*	American Airlines Group, Inc	1,588,576
27,500		Con-Way, Inc	1,357,125
32,400		CSX Corp	969,408
226,800		Delta Air Lines, Inc	8,495,928
56,890		FedEx Corp	8,356,003
36,193		Kansas City Southern Industries, Inc	3,947,209
41,600		Norfolk Southern Corp	4,229,056
28,000		Ryder System, Inc	2,411,640
111,300		Southwest Airlines Co	3,147,564
50,000		Union Pacific Corp	4,915,500
		TOTAL TRANSPORTATION	39,569,326
17

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 5.7%
80,000		AES Corp	$1,168,800
20,500		AGL Resources, Inc	1,058,620
48,000		Alliant Energy Corp	2,712,000
42,750		Ameren Corp	1,643,738
130,300		American Electric Power Co, Inc	6,774,297
66,000		American Water Works Co, Inc	3,152,820
30,000		Aqua America, Inc	713,400
51,754		Atmos Energy Corp	2,500,753
136,000	*	Calpine Corp	2,997,440
103,000		CMS Energy Corp	2,979,790
129,800		Dominion Resources, Inc	8,779,672
7,500		DTE Energy Co	553,650
116,800		Edison International	6,400,640
53,175		Entergy Corp	3,872,735
147,500		Exelon Corp	4,584,300
14,000		MDU Resources Group, Inc	441,140
14,500		National Fuel Gas Co	999,195
66,000		NextEra Energy, Inc	6,196,740
98,000		NiSource, Inc	3,692,640
54,000		Northeast Utilities	2,370,600
109,900		NRG Energy, Inc	3,402,504
14,000		OGE Energy Corp	503,300
107,500		PPL Corp	3,546,425
154,000		Public Service Enterprise Group, Inc	5,416,180
3,500		Questar Corp	77,840
30,000		SCANA Corp	1,526,400
66,800		Sempra Energy	6,660,628
54,000		UGI Corp	2,621,160
77,899		Westar Energy, Inc	2,807,480
20,000		Wisconsin Energy Corp	871,600
166,000		Xcel Energy, Inc	5,112,800
		TOTAL UTILITIES	96,139,287

		TOTAL COMMON STOCKS	1,676,870,422
		(Cost $1,292,506,846)

SHORT-TERM INVESTMENTS - 1.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
31,066,236	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	31,066,236
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	31,066,236

		TOTAL SHORT-TERM INVESTMENTS	31,066,236
		(Cost $31,066,236)

		TOTAL INVESTMENTS - 101.2%	1,707,936,658
		(Cost $1,323,573,082)
		OTHER ASSETS & LIABILITIES, NET - (1.2)%	(20,983,108)
		NET ASSETS - 100.0%	$1,686,953,550

18

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

Abbreviation(s):
ETF Exchange Traded Fund
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,772,116.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
19

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.7%
357,738		Delphi Automotive plc	$23,896,898
304,787		General Motors Co	10,307,896
571,257		Johnson Controls, Inc	26,986,181
136,240		Magna International, Inc (Class A) (NY)	14,632,176
		TOTAL AUTOMOBILES & COMPONENTS	75,823,151

BANKS - 5.9%
4,681,719		Bank of America Corp	71,396,215
181,783		BNP Paribas	12,061,928
414,404		Citigroup, Inc	20,268,500
329,946		East West Bancorp, Inc	11,237,961
323,859	*	Essent Group Ltd	5,897,472
371,469		Investors Bancorp, Inc	3,844,704
790,447		JPMorgan Chase & Co	45,585,078
743,795		SunTrust Banks, Inc	28,301,400
1,306,127		Wells Fargo & Co	66,481,864
		TOTAL BANKS	265,075,122

CAPITAL GOODS - 6.9%
365,272	p	Emerson Electric Co	23,249,563
131,349	*	Esterline Technologies Corp	14,257,934
200,513		General Dynamics Corp	23,413,903
3,634,197		General Electric Co	91,400,054
58,549		Graco, Inc	4,341,408
592,108		Honeywell International, Inc	54,373,278
401,944		ITT Corp	18,477,366
109,962		L-3 Communications Holdings, Inc	11,541,611
389,177	*,p	Quanta Services, Inc	13,033,538
153,445	p	Rockwell Automation, Inc	17,133,669
172,166	*	Teledyne Technologies, Inc	15,701,539
181,714	*	Vestas Wind Systems AS	8,192,978
124,086	*	WABCO Holdings, Inc	12,095,903
		TOTAL CAPITAL GOODS	307,212,744

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
713,067		Pitney Bowes, Inc	19,295,593
323,003		Robert Half International, Inc	15,714,096
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	35,009,689

CONSUMER DURABLES & APPAREL - 3.9%
710,457		DR Horton, Inc	14,706,460
224,225	*,e,p	Garmin Ltd	12,341,344
221,763	*,e,p	GoPro, Inc	10,637,971
46,994		Hanesbrands, Inc	4,591,784
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

154,522		Harman International Industries, Inc	$16,773,363
557,803		Hasbro, Inc	27,867,838
414,664	*	Jarden Corp	23,179,718
244,362	*	Kate Spade & Co	9,244,214
106,826	*,p	Mohawk Industries, Inc	13,328,680
961,549		Newell Rubbermaid, Inc	31,231,111
80	e	Prada S.p.A	566
71,768		Ralph Lauren Corp	11,185,761
		TOTAL CONSUMER DURABLES & APPAREL	175,088,810

CONSUMER SERVICES - 1.2%
284,784		Accor S.A.	13,791,410
226,821	*	Chuy’s Holdings, Inc	6,498,421
529,935	*	Hilton Worldwide Holdings, Inc	12,829,726
528,612	*	Orient-Express Hotels Ltd	6,554,789
365,526		Six Flags Entertainment Corp	13,970,404
		TOTAL CONSUMER SERVICES	53,644,750

DIVERSIFIED FINANCIALS - 3.9%
404,700		American Express Co	35,613,600
240,403		Ameriprise Financial, Inc	28,752,199
445,240		Blackstone Group LP	14,550,443
946,370	*	ING Groep NV	12,291,059
403,050		Lazard Ltd (Class A)	21,079,515
210,812		Moody’s Corp	18,340,644
1,381,493		Morgan Stanley	44,677,484
		TOTAL DIVERSIFIED FINANCIALS	175,304,944

ENERGY - 8.4%
199,744		Anadarko Petroleum Corp	21,342,646
304,307		Apache Corp	31,240,157
306,677	*	Cheniere Energy, Inc	21,700,465
693,380		Chevron Corp	89,612,431
456,410		EOG Resources, Inc	49,949,511
789,619		Halliburton Co	54,475,815
755,987		Marathon Oil Corp	29,294,496
184,319	p	Marathon Petroleum Corp	15,386,950
414,857	e	Peyto Exploration & Development Corp	13,944,613
262,637		Phillips 66	21,302,487
858,871		Talisman Energy, Inc	8,975,202
354,135		Williams Cos, Inc	20,054,665
		TOTAL ENERGY	377,279,438

FOOD & STAPLES RETAILING - 1.0%
480,877		Kroger Co	23,553,356
3,432,231	*	Rite Aid Corp	22,961,625
		TOTAL FOOD & STAPLES RETAILING	46,514,981

FOOD, BEVERAGE & TOBACCO - 4.4%
1,622,942		Britvic plc	19,178,262
195,369		Brown-Forman Corp (Class B)	16,928,724
21

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

407,767	*	Constellation Brands, Inc (Class A)	$33,950,680
152,895		Mead Johnson Nutrition Co	13,980,719
473,771		Mondelez International, Inc	17,055,756
734,739		PepsiCo, Inc	64,730,506
314,762		SABMiller plc	17,139,289
468,432	*	WhiteWave Foods Co (Class A)	13,954,589
		TOTAL FOOD, BEVERAGE & TOBACCO	196,918,525

HEALTH CARE EQUIPMENT & SERVICES - 3.9%
369,100		Abbott Laboratories	15,546,492
568,912		Aetna, Inc	44,107,748
28,540		Cooper Cos, Inc	4,591,515
540,390	*	Hologic, Inc	14,087,967
267,763	*	Insulet Corp	9,462,744
130,967		McKesson Corp	25,127,329
493,896		St. Jude Medical, Inc	32,197,080
643,789	*	Trupanion, Inc	6,437,890
203,191		Universal Health Services, Inc (Class B)	21,660,161
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	173,218,926

HOUSEHOLD & PERSONAL PRODUCTS - 2.6%
257,441		Beiersdorf AG.	23,204,242
346,505		Colgate-Palmolive Co	21,968,417
240,315		Estee Lauder Cos (Class A)	17,653,540
73,370		L’Oreal S.A.	12,389,250
546,893		Procter & Gamble Co	42,285,767
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	117,501,216

INSURANCE - 3.2%
377,878		ACE Ltd	37,825,588
512,182		Allstate Corp	29,937,038
275,130	*	FNF Group	7,458,774
887,284		Hartford Financial Services Group, Inc	30,309,621
750,496		Metlife, Inc	39,476,090
		TOTAL INSURANCE	145,007,111

MATERIALS - 3.4%
220,942		Akzo Nobel NV	15,913,035
1,304,844		Alcoa, Inc	21,386,393
313,566		Companhia Vale do Rio Doce (ADR)	4,499,672
187,699	*	Crown Holdings, Inc	8,737,388
680,458		Dow Chemical Co	34,750,990
318,011		LyondellBasell Industries AF S.C.A	33,788,669
133,083		PPG Industries, Inc	26,398,344
277,486		Southern Copper Corp (NY)	9,118,190
		TOTAL MATERIALS	154,592,681

MEDIA - 4.6%
220,023		CBS Outdoor Americas, Inc	7,324,566
1,115,830		Comcast Corp (Class A)	59,953,546
320,963		DISH Network Corp (Class A)	19,854,771
22

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

567,744	e,p	Lions Gate Entertainment Corp	$17,486,515
326,758		Time Warner, Inc	27,127,449
206,094		Viacom, Inc (Class B)	17,037,791
653,026		Walt Disney Co	56,081,873
		TOTAL MEDIA	204,866,511

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.6%
713,825		AbbVie, Inc	37,361,600
167,418	*	Actavis plc	35,870,981
182,571	*	Alexion Pharmaceuticals, Inc	29,026,963
435,384	*	Alkermes plc	18,617,020
149,994		AstraZeneca plc	10,952,024
84,263	*	Biogen Idec, Inc	28,176,704
1,012,029	*	Biovitrum AB	12,167,239
1,123,135		Bristol-Myers Squibb Co	56,853,094
423,986	*	Celgene Corp	36,950,380
659,640	*,p	Gilead Sciences, Inc	60,390,042
112,436	*	Illumina, Inc	17,979,641
134,678	*,p	Jazz Pharmaceuticals plc	18,818,557
859,300		Johnson & Johnson	86,007,337
93,144	*	Ligand Pharmaceuticals, Inc (Class B)	4,579,891
358,668	*	Mylan Laboratories, Inc	17,707,439
179,956		Novartis AG.	15,655,919
245,279	*	NPS Pharmaceuticals, Inc	6,853,095
139,723	*	Salix Pharmaceuticals Ltd	18,430,861
278,473		Zoetis Inc	9,164,546
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	521,563,333

RETAILING - 4.9%
32,971	*	AutoZone, Inc	17,046,996
593,452		Best Buy Co, Inc	17,643,328
155,718	e	GameStop Corp (Class A)	6,535,484
715,072		Home Depot, Inc	57,813,571
1,049,715	*,e	JC Penney Co, Inc	9,846,327
550,587		Macy’s, Inc	31,818,423
52,803	*,p	NetFlix, Inc	22,320,884
203,390	*,p	Restoration Hardware Holdings, Inc	16,635,268
155,341		Tiffany & Co	15,162,835
153,815	*	TripAdvisor, Inc	14,587,815
358,287	*,e	Yoox S.p.A	9,429,277
		TOTAL RETAILING	218,840,208

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
252,203		Avago Technologies Ltd	17,497,844
1,322,455		Intel Corp	44,818,000
436,942	*	NXP Semiconductors NV	27,243,334
380,065	*,e	SunPower Corp	13,959,787
477,774		Texas Instruments, Inc	22,097,048
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	125,616,013

SOFTWARE & SERVICES - 9.6%
480,422		Activision Blizzard, Inc	10,751,844
23

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

97,661	*	Alliance Data Systems Corp	$25,615,504
159,768	*	Aspen Technology, Inc	6,940,322
41,322	*	Baidu, Inc (ADR)	8,927,618
338,749	*,p	Citrix Systems, Inc	22,943,470
123,841	*,e,p	Demandware, Inc	7,460,182
673,989	*	Facebook, Inc	48,965,301
539,699	*	Fortinet, Inc	13,249,610
180,224	*	Google, Inc	103,016,038
6,000	*	Google, Inc (Class A)	3,477,300
297,913	*	Informatica Corp	9,449,800
2,302,217		Microsoft Corp	99,363,686
33,209	*	MicroStrategy, Inc (Class A)	4,753,204
107,454	*	Red Hat, Inc	6,245,226
339,469	*	Salesforce.com, Inc	18,416,193
327,800	*	Take-Two Interactive Software, Inc	7,336,164
264,861	*,p	Twitter, Inc	11,969,069
134,049	*,p	Workday, Inc	11,238,668
197,981	*	Yahoo!, Inc	7,089,700
1,503,279	*	Zynga, Inc	4,389,575
		TOTAL SOFTWARE & SERVICES	431,598,474

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
1,783,567	p	Apple, Inc	170,455,498
414,913	*,e	Blackberry Ltd	3,871,138
1,103,476	*,e	Ciena Corp	21,550,886
1,062,298		Cisco Systems, Inc	26,801,779
287,574	*	F5 Networks, Inc	32,377,957
816,185		Hewlett-Packard Co	29,064,348
246,210		SanDisk Corp	22,579,919
98,338	*,e,p	Stratasys Ltd	9,886,902
159,811	*,p	Synaptics, Inc	11,543,149
175,040		TE Connectivity Ltd	10,833,226
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	338,964,802

TELECOMMUNICATION SERVICES - 2.1%
366,534	*	Level 3 Communications, Inc	16,120,165
777,785		T-Mobile US, Inc	25,620,238
1,076,471		Verizon Communications, Inc	54,275,668
		TOTAL TELECOMMUNICATION SERVICES	96,016,071

TRANSPORTATION - 3.0%
324,843	*	American Airlines Group, Inc	12,620,150
142,372		Canadian Pacific Railway Ltd	27,043,561
246,995		CH Robinson Worldwide, Inc	16,662,283
1,050,288		Delta Air Lines, Inc	39,343,789
154,896		Kansas City Southern Industries, Inc	16,892,958
82,383	*	Old Dominion Freight Line	5,229,673
192,293		Ryder System, Inc	16,562,196
		TOTAL TRANSPORTATION	134,354,610

UTILITIES - 2.0%
328,516		American Water Works Co, Inc	15,693,209
24

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

449,270	*	Calpine Corp			$9,901,911
244,590		NextEra Energy, Inc			22,964,555
293,871	e	NRG Yield, Inc			15,354,760
244,777		Sempra Energy			24,406,715
		TOTAL UTILITIES			88,321,150

		TOTAL COMMON STOCKS			4,458,333,260
		(Cost $3,495,109,827)

PURCHASED OPTION - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
10,000		GoPro, Inc			27,400
		TOTAL CONSUMER DURABLES & APPAREL			27,400

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
12,500		Apple, Inc			3,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			3,250

		TOTAL PURCHASED OPTION			30,650
		(Cost $41,531)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.9%
TREASURY DEBT - 0.3%
$15,000,000		United States Treasury Bill	0.025%	08/07/14	14,999,938
		TOTAL TREASURY DEBT			14,999,938

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
116,570,932	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			116,570,932
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			116,570,932

		TOTAL SHORT-TERM INVESTMENTS			131,570,870
		(Cost $131,570,870)

		TOTAL INVESTMENTS - 102.3%			4,589,934,780
		(Cost $3,626,722,228)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(103,371,798)
		NET ASSETS - 100.0%			$4,486,562,982

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,791,222.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.5%
408,662		BorgWarner, Inc	$25,439,209
60,489	*,e	Tesla Motors, Inc	13,507,194
		TOTAL AUTOMOBILES & COMPONENTS	38,946,403

CAPITAL GOODS - 3.5%
168,859		3M Co	23,790,545
123,604		Cummins, Inc	17,229,161
63,373	*	Middleby Corp	4,617,357
164,845		Roper Industries, Inc	23,749,219
98,407		W.W. Grainger, Inc	23,140,406
		TOTAL CAPITAL GOODS	92,526,688

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
1,118,169		Nielsen Holdings NV	51,558,773
411,407	*	Verisk Analytics, Inc	24,700,876
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	76,259,649

CONSUMER DURABLES & APPAREL - 3.3%
252,608	*,e	Garmin Ltd	13,903,545
376,226		Luxottica Group S.p.A.	20,756,057
176,913	*	Michael Kors Holdings Ltd	14,414,871
491,522		Nike, Inc (Class B)	37,911,092
		TOTAL CONSUMER DURABLES & APPAREL	86,985,565

CONSUMER SERVICES - 3.3%
13,584	*	Chipotle Mexican Grill, Inc (Class A)	9,135,240
366,766		Marriott International, Inc (Class A)	23,733,428
693,353		Starbucks Corp	53,859,661
		TOTAL CONSUMER SERVICES	86,728,329

DIVERSIFIED FINANCIALS - 6.3%
104,545	*	Affiliated Managers Group, Inc	20,830,591
222,982		Ameriprise Financial, Inc	26,668,647
438,449		Blackstone Group LP	14,328,513
41,710		CBOE Holdings, Inc	2,021,684
196,918		IntercontinentalExchange Group, Inc	37,851,578
157,076		McGraw-Hill Financial, Inc	12,600,637
605,092		Moody’s Corp	52,643,004
		TOTAL DIVERSIFIED FINANCIALS	166,944,654
ENERGY - 4.5%
227,661		Apache Corp	23,371,678
40,377	*	Cheniere Energy, Inc	2,857,077

26

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

404,278		EOG Resources, Inc	$44,244,184
560,033		Halliburton Co	38,636,677
178,656		Williams Cos, Inc	10,117,289
		TOTAL ENERGY	119,226,905

FOOD, BEVERAGE & TOBACCO - 0.7%
157,769		Keurig Green Mountain, Inc	18,818,686
		TOTAL FOOD, BEVERAGE & TOBACCO	18,818,686

HEALTH CARE EQUIPMENT & SERVICES - 2.1%
616,878		Abbott Laboratories	25,982,901
238,168	*	Cerner Corp	13,146,874
16,491		Cooper Cos, Inc	2,653,072
23,651	*	Intuitive Surgical, Inc	10,821,515
131,030	*	Trupanion, Inc	1,310,300
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	53,914,662

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
660,425		Estee Lauder Cos (Class A)	48,514,821
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	48,514,821

MATERIALS - 4.9%
232,521		LyondellBasell Industries AF S.C.A	24,705,356
517,650		Monsanto Co	58,541,039
103,064		PPG Industries, Inc	20,443,775
123,271		Sherwin-Williams Co	25,422,178
		TOTAL MATERIALS	129,112,348

MEDIA - 4.2%
702,286		Comcast Corp (Class A)	37,733,827
175,552	*	Discovery Communications, Inc (Class A)	14,958,786
158,905	*	Tribune Co	13,109,663
39,726	*	Tribune Publishing Co	835,443
520,305		Walt Disney Co	44,683,793
		TOTAL MEDIA	111,321,512

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.1%
144,671	*	Alexion Pharmaceuticals, Inc	23,001,242
468,043	*	Alkermes plc	20,013,519
53,120		Allergan, Inc	8,810,483
150,291	*	Biogen Idec, Inc	50,255,808
616,336		Bristol-Myers Squibb Co	31,198,928
873,308	*	Celgene Corp	76,108,792
821,006	*	Gilead Sciences, Inc	75,163,099
102,120		Grifols S.A.	4,609,474
79,307	*	Illumina, Inc	12,681,982
509,032		Novo Nordisk AS	23,431,839
221,953	*	NPS Pharmaceuticals, Inc	6,201,367
312,884		Perrigo Co plc	47,073,398
130,276		Questcor Pharmaceuticals, Inc	11,720,932
135,450	*	Salix Pharmaceuticals Ltd	17,867,210

27

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

174,343		Shire Ltd	$14,349,882
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	422,487,955

REAL ESTATE - 0.7%
614,619	*	CBRE Group, Inc	18,954,850
		TOTAL REAL ESTATE	18,954,850

RETAILING - 5.6%
164,947	*	Amazon.com, Inc	51,626,761
356,154		Expedia, Inc	28,285,751
493,809		Home Depot, Inc	39,924,458
21,131	*	Priceline.com, Inc	26,254,211
		TOTAL RETAILING	146,091,181

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
101,149	*	First Solar, Inc	6,383,513
689,671		Intel Corp	23,372,950
387,321		Lam Research Corp	27,112,470
209,959	*	NXP Semiconductors NV	13,090,944
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	69,959,877

SOFTWARE & SERVICES - 25.0%
933,853	*	Adobe Systems, Inc	64,538,581
397,720	*	Autodesk, Inc	21,218,362
1,176,017	*	Facebook, Inc	85,437,635
99,008	*	Google, Inc	56,592,973
99,008	*	Google, Inc (Class A)	57,380,086
1,018,707		Intuit, Inc	83,503,413
297,680	*,e	King Digital Entertainment plc	5,789,876
894,425		Mastercard, Inc (Class A)	66,321,614
839,323		Oracle Corp	33,900,256
637,155	*	Red Hat, Inc	37,031,449
715,410	*	Salesforce.com, Inc	38,810,992
69,942	*	Twitter, Inc	3,160,679
230,640		Visa, Inc (Class A)	48,667,346
544,182	*	VMware, Inc (Class A)	54,069,924
		TOTAL SOFTWARE & SERVICES	656,423,186

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
1,225,001		Apple, Inc	117,073,346
35,461	*,e	Stratasys Ltd	3,565,249
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	120,638,595

TELECOMMUNICATION SERVICES - 2.3%
292,161	*	Level 3 Communications, Inc	12,849,241
558,400		Softbank Corp	40,142,399
255,795		T-Mobile US, Inc	8,425,887
		TOTAL TELECOMMUNICATION SERVICES	61,417,527
28

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

TRANSPORTATION - 2.9%
54,378		Canadian Pacific Railway Ltd			$10,329,101
521,783		Delta Air Lines, Inc			19,545,991
204,150		Kansas City Southern Industries, Inc			22,264,599
250,400		Union Pacific Corp			24,616,824
		TOTAL TRANSPORTATION			76,756,515

		TOTAL COMMON STOCKS			2,602,029,908
		(Cost $1,988,893,940)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 1.7%
TREASURY DEBT - 0.4%
$10,000,000		United States Treasury Bill	0.025%	08/07/14	9,999,958
		TOTAL TREASURY DEBT			9,999,958

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
35,570,707	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			35,570,707
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			35,570,707

		TOTAL SHORT-TERM INVESTMENTS			45,570,665
		(Cost $45,570,665)

		TOTAL INVESTMENTS - 100.6%			2,647,600,573
		(Cost $2,034,464,605)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(16,402,264)
		NET ASSETS - 100.0%			$2,631,198,309

	*	Non-income producing.
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,532,990.
29

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.5%
533,775	*	American Axle & Manufacturing Holdings, Inc	$9,816,122
439,626		General Motors Co	14,868,152
		TOTAL AUTOMOBILES & COMPONENTS	24,684,274

BANKS - 9.8%
6,033,543		Bank of America Corp	92,011,531
1,579,510		Citigroup, Inc	77,253,834
255,072	*	Essent Group Ltd	4,644,861
2,107,574		Huntington Bancshares, Inc	20,696,377
1,403,262		Investors Bancorp, Inc	14,523,762
1,043,039		JPMorgan Chase & Co	60,152,059
2,330,230		Keycorp	31,551,314
3,224,622		Regions Financial Corp	32,697,667
1,637,168		TCF Financial Corp	25,883,626
2,800,316		Wells Fargo & Co	142,536,084
		TOTAL BANKS	501,951,115

CAPITAL GOODS - 6.8%
489,978		Allegion plc	25,199,569
152,229		General Dynamics Corp	17,775,780
7,452,360		General Electric Co	187,426,854
717,606	e	Joy Global, Inc	42,525,331
85,278		L-3 Communications Holdings, Inc	8,950,779
145,596	*,e	NOW, Inc	4,686,735
312,574		SPX Corp	30,985,461
553,081		Textron, Inc	20,115,556
359,634	*	USG Corp	9,512,319
		TOTAL CAPITAL GOODS	347,178,384

CONSUMER DURABLES & APPAREL - 2.1%
150,013	*,e	Deckers Outdoor Corp	13,277,651
586,567		Hasbro, Inc	29,304,887
726,277	*	Jarden Corp	40,598,885
1,407,079		Pulte Homes, Inc	24,834,944
		TOTAL CONSUMER DURABLES & APPAREL	108,016,367

CONSUMER SERVICES - 3.0%
672,210	*	Apollo Group, Inc (Class A)	18,774,825
613,493		ARAMARK Holdings Corp	16,539,771
923,714		Burger King Worldwide, Inc	24,367,575
641,117		Darden Restaurants, Inc	29,972,220
2,512,568	e	Echo Entertainment Group Ltd	7,697,084
1,240,966		Extended Stay America, Inc	27,971,374
403,578		Interval Leisure Group, Inc	8,547,782
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

115,732		Las Vegas Sands Corp	$8,546,808
185,492	*	Orient-Express Hotels Ltd	2,300,101
181,199		Six Flags Entertainment Corp	6,925,426
		TOTAL CONSUMER SERVICES	151,642,966

DIVERSIFIED FINANCIALS - 4.9%
108,898	*,e	Ally Financial, Inc	2,500,298
319,701		Apollo Management LP	8,395,348
301,842		Capital One Financial Corp	24,008,513
370,012	*	E*Trade Financial Corp	7,777,652
142,147		Goldman Sachs Group, Inc	24,572,952
1,351,975	*	ING Groep NV (ADR)	17,535,116
894,163		Legg Mason, Inc	42,428,034
1,585,064		Morgan Stanley	51,260,970
831,796		State Street Corp	58,591,710
512,147	*	Synchrony Financial	11,779,381
		TOTAL DIVERSIFIED FINANCIALS	248,849,974

ENERGY - 14.7%
95,519		Anadarko Petroleum Corp	10,206,205
239,935	*	Antero Resources Corp	13,858,646
435,070		Apache Corp	44,664,286
1,144,797		Cameco Corp	23,079,107
1,005,219		Chevron Corp	129,914,503
502,960	*	Cobalt International Energy, Inc	8,057,419
422,793		ConocoPhillips	34,880,422
263,870	*	Dresser-Rand Group, Inc	15,702,904
1,296,896	*,e	EP Energy Corp	25,937,920
2,559,894	e	EXCO Resources, Inc	11,801,111
1,206,868		Exxon Mobil Corp	119,407,520
998,321		Kinder Morgan, Inc	35,919,590
1,243,397		Marathon Oil Corp	48,181,634
736,350	*	Matador Resources Co	19,910,904
876,709		Nabors Industries Ltd	23,811,416
176,945		Occidental Petroleum Corp	17,289,296
207,210	*	PDC Energy, Inc	11,243,215
162,128		Phillips 66	13,150,202
300,793		Superior Energy Services	10,106,645
5,990,437		Talisman Energy, Inc	62,600,067
261,754		Teekay Corp	14,569,228
936,780	*	Weatherford International Ltd	20,955,769
666,575		Williams Cos, Inc	37,748,142
		TOTAL ENERGY	752,996,151

FOOD & STAPLES RETAILING - 1.4%
750,335		CVS Corp	57,295,581
175,613	p	Walgreen Co	12,076,906
		TOTAL FOOD & STAPLES RETAILING	69,372,487

FOOD, BEVERAGE & TOBACCO - 2.2%
569,733		Archer Daniels Midland Co	26,435,611
760,732		Mondelez International, Inc	27,386,352
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

363,884		Philip Morris International, Inc	$29,842,127
558,508		SABMiller plc	30,411,644
		TOTAL FOOD, BEVERAGE & TOBACCO	114,075,734

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
492,622		Abbott Laboratories	20,749,239
979,804	*	Boston Scientific Corp	12,521,895
340,051		Covidien plc	29,417,812
257,079	*	Express Scripts Holding Co	17,905,552
1,272,206	*	Hologic, Inc	33,166,410
602,300	*	Olympus Corp	21,673,029
866,571		UnitedHealth Group, Inc	70,235,580
239,465	*	WellCare Health Plans, Inc	14,937,827
59,051		WellPoint, Inc	6,484,390
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	227,091,734

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
1,926,885		Avon Products, Inc	25,434,882
162,391		Beiersdorf AG.	14,636,986
1,271,854		Procter & Gamble Co	98,339,751
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	138,411,619

INSURANCE - 7.0%
422,766		ACE Ltd	42,318,876
617,779		Allstate Corp	36,109,182
736,961		American International Group, Inc	38,307,233
452,191	*	Berkshire Hathaway, Inc (Class B)	56,718,317
997,486		Hartford Financial Services Group, Inc	34,074,122
733,286	*	Hilltop Holdings, Inc	15,032,363
463,868		Marsh & McLennan Cos, Inc	23,550,578
836,488		Metlife, Inc	43,999,269
475,761		Principal Financial Group	23,635,807
218,205		Prudential Financial, Inc	18,977,289
281,300		Travelers Cos, Inc	25,193,228
		TOTAL INSURANCE	357,916,264

MATERIALS - 3.2%
138,171		Akzo Nobel NV	9,951,571
465,506		Axiall Corp	19,937,622
2,002,479	*,e	Cemex SAB de C.V. (ADR)	25,151,136
1,233,598	e	Cliffs Natural Resources, Inc	21,526,285
730,084	*	Constellium NV	21,157,834
428,266		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,940,060
1,306,066	*	Louisiana-Pacific Corp	17,684,134
125,030		Sealed Air Corp	4,015,964
514,709		Southern Copper Corp (NY)	16,913,338
236,818	*	Trinseo S.A.	3,947,756
86,483	e	Wacker Chemie AG.	10,010,675
		TOTAL MATERIALS	166,236,375

32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 1.2%
302,633		CBS Outdoor Americas, Inc	$10,074,653
277,831		Time Warner, Inc	23,065,530
34,728	*	Time, Inc	836,945
300,883	*	Tribune Co	24,822,847
75,221	*	Tribune Publishing Co	1,581,892
		TOTAL MEDIA	60,381,867

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.5%
384,808		AbbVie, Inc	20,140,851
315,496		Agilent Technologies, Inc	17,696,171
1,369,009	*	Biovitrum AB	16,459,073
253,223		Bristol-Myers Squibb Co	12,818,148
358,033	*	Endo International plc	24,016,854
5,186	*,e	Foundation Medicine, Inc	116,789
1,510,196		Johnson & Johnson	151,155,518
1,549,708		Merck & Co, Inc	87,930,432
209,369		Novartis AG. (ADR)	18,202,541
120,614		Perrigo Co plc	18,146,376
2,330,648		Pfizer, Inc	66,889,597
312,512	*	Qiagen NV (NASDAQ)	7,634,668
128,669	e	Questcor Pharmaceuticals, Inc	11,576,350
87,268	*	Salix Pharmaceuticals Ltd	11,511,522
712,645		Zoetis Inc	23,453,147
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	487,748,037

REAL ESTATE - 3.2%
559,971		Brixmor Property Group, Inc	12,683,343
481,579	*	Forest City Enterprises, Inc (Class A)	9,231,869
253,185		Liberty Property Trust	8,904,517
560,493		Mack-Cali Realty Corp	11,826,402
251,727		Post Properties, Inc	13,643,603
169,045		Potlatch Corp	6,981,559
485,979	*	Realogy Holdings Corp	17,864,588
196,538		SL Green Realty Corp	21,186,796
945,283		Starwood Property Trust, Inc	22,308,679
392,030		Vornado Realty Trust	41,563,021
		TOTAL REAL ESTATE	166,194,377

RETAILING - 2.1%
108,343		American Eagle Outfitters, Inc	1,154,936
308,575	*	Bed Bath & Beyond, Inc	19,529,712
505,199		Best Buy Co, Inc	15,019,566
473,385		DSW, Inc (Class A)	12,587,307
152,542		Expedia, Inc	12,114,886
1,331,363	*,e	Groupon, Inc	8,613,918
11,589,948	e	Hengdeli Holdings Ltd	2,018,881
23,073,000	*	Intime Retail Group Co Ltd	21,497,324
1,713,873	*,e	JC Penney Co, Inc	16,076,129
98,900	*,e	Lifestyle Properties Development Ltd	13,308
		TOTAL RETAILING	108,625,967
33

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
369,074		Broadcom Corp (Class A)	$14,120,771
468,600	*	First Solar, Inc	29,573,346
717,578		Intel Corp	24,318,719
698,488	*	International Rectifier Corp	17,350,442
2,736,407	*	ON Semiconductor Corp	23,423,644
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	108,786,922

SOFTWARE & SERVICES - 4.3%
403,558	*	Autodesk, Inc	21,529,819
159,223	*	Citrix Systems, Inc	10,784,174
112,925		DST Systems, Inc	10,171,155
653,559	*	Fortinet, Inc	16,044,873
2,495,392		Microsoft Corp	107,701,119
291,497	*	Rackspace Hosting, Inc	8,829,444
239,054	*,e	VistaPrint Ltd	11,775,800
577,683	*	Yahoo!, Inc	20,686,828
4,822,316	*	Zynga, Inc	14,081,163
		TOTAL SOFTWARE & SERVICES	221,604,375

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
332,657	*,e	Ciena Corp	6,496,791
2,215,317		Cisco Systems, Inc	55,892,448
446,156		Corning, Inc	8,766,965
540,718		EMC Corp	15,843,037
1,593,114		Hewlett-Packard Co	56,730,790
1,056,896	*	JDS Uniphase Corp	12,545,356
536,491	*	Juniper Networks, Inc	12,628,998
4,496,938		Nokia Corp	35,660,718
203,603		Seagate Technology, Inc	11,931,136
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	216,496,239

TELECOMMUNICATION SERVICES - 3.5%
2,475,174		AT&T, Inc	88,091,442
4,277,376	e	Frontier Communications Corp	28,016,813
881,707	*	Level 3 Communications, Inc	38,777,474
549,671		Telephone & Data Systems, Inc	13,741,775
2,631,085		Vodafone Group plc	8,761,753
		TOTAL TELECOMMUNICATION SERVICES	177,389,257

TRANSPORTATION - 2.8%
833,352	*	American Airlines Group, Inc	32,375,725
726,667	*,b,m	AMR Corp (Escrow)	7,267
654,054		Con-Way, Inc	32,277,565
158,213		FedEx Corp	23,238,325
1,243,661	*	Hertz Global Holdings, Inc	35,096,114
360,525	*	UAL Corp	16,724,755
350,059		UTI Worldwide, Inc	3,311,558
		TOTAL TRANSPORTATION	143,031,309
34

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

UTILITIES - 3.8%
879,532	*	Calpine Corp			$19,384,885
1,038,852		Centerpoint Energy, Inc			25,264,881
304,907		Duke Energy Corp			21,992,942
230,685		Edison International			12,641,538
1,055,499		Exelon Corp			32,804,909
206,670		FirstEnergy Corp			6,450,171
381,434		NextEra Energy, Inc			35,812,838
574,744		NRG Energy, Inc			17,794,074
245,946		PG&E Corp			10,986,408
123,953		Sempra Energy			12,359,353
		TOTAL UTILITIES			195,491,999

		TOTAL COMMON STOCKS			5,094,173,793
		(Cost $4,223,230,622)

PURCHASED OPTION - 0.0%

FOOD & STAPLES RETAILING - 0.0%
28,000		Walgreen Co			11,760
		TOTAL FOOD & STAPLES RETAILING			11,760

		TOTAL PURCHASED OPTION			11,760
		(Cost $54,320)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.8%
TREASURY DEBT - 0.2%
$7,200,000		United States Treasury Bill	0.033%	12/18/14	7,198,682
		TOTAL TREASURY DEBT			7,198,682

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
185,035,645	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			185,035,645
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			185,035,645

		TOTAL SHORT-TERM INVESTMENTS			192,234,327
		(Cost $192,234,742)

		TOTAL INVESTMENTS - 103.2%			5,286,419,880
		(Cost $4,415,519,684)
		OTHER ASSETS & LIABILITIES, NET - (3.2)%			(162,172,348)
		NET ASSETS - 100.0%			$5,124,247,532

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing.
a	Affiliated holding.
b	In bankruptcy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $180,027,953.
m	Indicates a security that has been deemed illiquid.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.3%
152,824		Delphi Automotive plc	$10,208,643
56,620	*,e	Tesla Motors, Inc	12,643,246
		TOTAL AUTOMOBILES & COMPONENTS	22,851,889

BANKS - 1.4%
1,153,147		Investors Bancorp, Inc	11,935,071
107,623	*	Signature Bank	12,310,995
		TOTAL BANKS	24,246,066

CAPITAL GOODS - 12.1%
372,794		Ametek, Inc	18,151,340
229,076		Chicago Bridge & Iron Co NV	13,588,788
127,508		Crane Co	8,748,324
445,716		Fortune Brands Home & Security, Inc	16,843,608
363,863	*	Hexcel Corp	13,553,897
146,418		Ingersoll-Rand plc	8,607,914
643,609		Masco Corp	13,387,067
141,762	*	Middleby Corp	10,328,779
96,732		Parker Hannifin Corp	11,119,344
197,577	*,e	Proto Labs, Inc	16,003,737
168,434		Rockwell Automation, Inc	18,807,340
118,440		Roper Industries, Inc	17,063,651
438,100	*	Spirit Aerosystems Holdings, Inc (Class A)	14,268,917
182,460		Timken Co	8,082,978
117,162		TransDigm Group, Inc	19,673,843
		TOTAL CAPITAL GOODS	208,229,527

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
84,816	*	Stericycle, Inc	9,978,602
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,978,602

CONSUMER DURABLES & APPAREL - 7.4%
177,644		Carter’s, Inc	13,600,425
679,308		DR Horton, Inc	14,061,676
118,500	*,e	Garmin Ltd	6,522,240
354,548		Hasbro, Inc	17,713,218
173,400	*	Kate Spade & Co	6,559,722
259,757	*	Michael Kors Holdings Ltd	21,165,000
127,473		Phillips-Van Heusen Corp	14,044,975
102,232		Polaris Industries, Inc	15,083,309
308,736		VF Corp	18,916,255
		TOTAL CONSUMER DURABLES & APPAREL	127,666,820
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 2.4%
23,461	*	Chipotle Mexican Grill, Inc (Class A)	$15,777,523
272,945	*	Chuy’s Holdings, Inc	7,819,874
465,535	*	Del Frisco’s Restaurant Group, Inc	9,925,206
100,000		Sotheby’s (Class A)	3,965,000
127,500	*,e	Zoe’s Kitchen, Inc	3,698,775
		TOTAL CONSUMER SERVICES	41,186,378

DIVERSIFIED FINANCIALS - 8.8%
90,898	*	Affiliated Managers Group, Inc	18,111,426
346,958		CBOE Holdings, Inc	16,817,054
64,236		IntercontinentalExchange Group, Inc	12,347,444
505,391	e	iShares Russell Midcap Growth Index Fund	43,782,022
247,806		Lazard Ltd (Class A)	12,960,254
291,375		McGraw-Hill Financial, Inc	23,374,103
281,407		Moody’s Corp	24,482,409
		TOTAL DIVERSIFIED FINANCIALS	151,874,712

ENERGY - 6.6%
190,054	*	Cheniere Energy, Inc	13,448,221
164,027	*	Concho Resources, Inc	23,095,001
231,368		EQT Corp	21,706,946
430,304		Noble Energy, Inc	28,610,913
683,669	*	Southwestern Energy Co	27,743,288
		TOTAL ENERGY	114,604,369

FOOD & STAPLES RETAILING - 1.0%
343,811		Kroger Co	16,839,863
		TOTAL FOOD & STAPLES RETAILING	16,839,863

FOOD, BEVERAGE & TOBACCO - 5.1%
271,056	*	Constellation Brands, Inc (Class A)	22,568,123
193,109	*	Hain Celestial Group, Inc	16,510,819
103,057		Keurig Green Mountain, Inc	12,292,639
249,104		Lorillard, Inc	15,065,810
227,357		Mead Johnson Nutrition Co	20,789,524
		TOTAL FOOD, BEVERAGE & TOBACCO	87,226,915

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
343,676	*	Acadia Healthcare Co, Inc	16,379,598
195,923	e	Air Methods Corp	9,845,131
188,597	*	Envision Healthcare Holdings, Inc	6,742,343
358,483	*	Insulet Corp	12,668,789
282,912	*	Pediatrix Medical Group, Inc	16,742,732
173,609	*	Trupanion, Inc	1,736,090
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	64,114,683

HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
264,726		Church & Dwight Co, Inc	16,990,115
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,990,115
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.3%
60,812		Aptargroup, Inc	$3,715,613
654,619	*	Berry Plastics Group, Inc	15,900,695
140,000		Eastman Chemical Co	11,029,200
120,300		Methanex Corp (New)	7,827,921
151,160		Westlake Chemical Corp	13,209,873
64,023	*	WR Grace & Co	5,826,093
		TOTAL MATERIALS	57,509,395

MEDIA - 1.1%
222,653	*	AMC Networks, Inc	13,330,235
375,040	*	Eros International plc	5,501,837
		TOTAL MEDIA	18,832,072

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
271,705		Agilent Technologies, Inc	15,239,934
390,974	*	Alkermes plc	16,718,048
146,591	*	Endo International plc	9,833,324
68,395	*	Illumina, Inc	10,937,044
423,951	*	Mylan Laboratories, Inc	20,930,461
354,474	*	NPS Pharmaceuticals, Inc	9,904,004
162,266	*	Salix Pharmaceuticals Ltd	21,404,508
165,934	*	Vertex Pharmaceuticals, Inc	14,753,192
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	119,720,515

RETAILING - 9.6%
105,012		Advance Auto Parts, Inc	12,718,003
46,616	*	AutoZone, Inc	24,101,871
209,214		Expedia, Inc	16,615,776
1,296,777	*,e	Groupon, Inc	8,390,147
291,188	*	HomeAway, Inc	10,110,048
367,956		Macy’s, Inc	21,264,177
32,261	*	NetFlix, Inc	13,637,370
173,115	*	O’Reilly Automotive, Inc	25,967,250
291,632		Tractor Supply Co	18,130,761
167,336	*	Ulta Salon Cosmetics & Fragrance, Inc	15,450,133
		TOTAL RETAILING	166,385,536

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
275,302		Altera Corp	9,007,881
250,445	p	Avago Technologies Ltd	17,375,874
238,081	*	Cavium Networks, Inc	11,106,479
319,592		ChipMOS TECHNOLOGIES Bermuda Ltd	7,516,804
330,301	e	Microchip Technology, Inc	14,870,151
49,800	*	Micron Technology, Inc	1,521,390
137,248	*	NXP Semiconductors NV	8,557,413
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	69,955,992

SOFTWARE & SERVICES - 13.0%
215,000	*	Akamai Technologies, Inc	12,689,300
75,059	*	Alliance Data Systems Corp	19,687,225
38

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

240,858	*	Autodesk, Inc	$12,849,774
204,707	*	Commvault Systems, Inc	9,830,030
304,694	*	DealerTrack Holdings, Inc	11,447,354
145,202	*	FleetCor Technologies, Inc	19,281,374
586,979	*	Fortinet, Inc	14,410,335
373,981	*	Guidewire Software, Inc	15,146,230
198,249		Intuit, Inc	16,250,470
465,000	*	Pandora Media, Inc	11,680,800
640,589	*	QLIK Technologies, Inc	16,949,985
242,553	*	Red Hat, Inc	14,097,180
77,037	*	ServiceNow, Inc	4,529,776
101,559	*	Splunk, Inc	4,775,304
73,417	*	Tableau Software, Inc	4,772,105
552,924	*	Vantiv, Inc	18,124,849
102,498	*	Workday, Inc	8,593,432
126,798	*,p	Yelp, Inc	8,515,754
		TOTAL SOFTWARE & SERVICES	223,631,277

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
449,907	*,e	Ciena Corp	8,786,683
127,943	*	Electronics for Imaging, Inc	5,638,448
186,823	*	F5 Networks, Inc	21,034,402
467,160	*,e	Finisar Corp	9,217,067
125,000		SanDisk Corp	11,463,750
162,689	*,e	Stratasys Ltd	16,356,752
110,300		Western Digital Corp	11,011,249
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	83,508,351

TELECOMMUNICATION SERVICES - 2.4%
305,218	*	Level 3 Communications, Inc	13,423,488
258,078	*	SBA Communications Corp (Class A)	27,596,280
		TOTAL TELECOMMUNICATION SERVICES	41,019,768

TRANSPORTATION - 3.1%
394,272		Alaska Air Group, Inc	17,336,140
215,000		CH Robinson Worldwide, Inc	14,503,900
490,000	*	Hertz Global Holdings, Inc	13,827,800
100,000		Ryder System, Inc	8,613,000
		TOTAL TRANSPORTATION	54,280,840

		TOTAL COMMON STOCKS	1,720,653,685
		(Cost $1,509,130,805)

PURCHASED OPTION - 0.1%

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
125,000		Avago Technologies Ltd	243,750
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	243,750

		TOTAL PURCHASED OPTION	243,750
		(Cost $277,500)
39

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 8.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.3%
143,972,772	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$143,972,772
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	143,972,772

		TOTAL SHORT-TERM INVESTMENTS	143,972,772
		(Cost $143,972,772)

		TOTAL INVESTMENTS - 108.1%	1,864,870,207
		(Cost $1,653,381,077)
		OTHER ASSETS & LIABILITIES, NET - (8.1)%	(139,242,251)
		NET ASSETS - 100.0%	$1,725,627,956

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $138,071,172.
p	All or a portion of these securities have been segregated by the custodian to cover margin requirements on open written options contracts.
40

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.7%

AUTOMOBILES & COMPONENTS - 1.6%
191,000	e	Autoliv, Inc	$19,006,410
255,000		Lear Corp	24,013,350
147,612		Magna International, Inc (Class A) (NY)	15,853,529
183,243	*	TRW Automotive Holdings Corp	18,743,926
		TOTAL AUTOMOBILES & COMPONENTS	77,617,215

BANKS - 7.4%
671,466		BankUnited	20,976,598
570,000		CIT Group, Inc	27,992,700
78,165		Cullen/Frost Bankers, Inc	6,094,525
425,000		East West Bancorp, Inc	14,475,500
625,000	*	Essent Group Ltd	11,381,250
2,450,000		Fifth Third Bancorp	50,176,000
865,310		First Horizon National Corp	10,193,352
3,450,000		Huntington Bancshares, Inc	33,879,000
1,346,479		Investors Bancorp, Inc	13,936,057
3,280,000		Keycorp	44,411,200
231,182	e	M&T Bank Corp	28,088,613
2,750,000		Regions Financial Corp	27,885,000
1,010,000		SunTrust Banks, Inc	38,430,500
685,714		Synovus Financial Corp	16,148,565
1,000,000		TCF Financial Corp	15,810,000
309,000		Zions Bancorporation	8,905,380
		TOTAL BANKS	368,784,240

CAPITAL GOODS - 5.5%
126,601	*	Armstrong World Industries, Inc	6,162,937
270,000		Crane Co	18,524,700
315,000		Exelis, Inc	5,304,600
244,323		Fortune Brands Home & Security, Inc	9,232,966
129,288		Hubbell, Inc (Class B)	15,118,939
215,000		Ingersoll-Rand plc	12,639,850
447,925		ITT Corp	20,591,112
245,000		KBR, Inc	5,061,700
519,187		Masco Corp	10,799,090
305,000		Owens Corning, Inc	10,385,250
530,000		Paccar, Inc	33,003,100
36,648		Precision Castparts Corp	8,385,062
150,000		Rockwell Collins, Inc	10,990,500
155,000		SPX Corp	15,365,150
274,863		Terex Corp	9,485,522
630,000		Textron, Inc	22,913,100
420,000	*	USG Corp	11,109,000
274,863	*	WABCO Holdings, Inc	26,793,645
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

124,000		Westinghouse Air Brake Technologies Corp	$10,004,320
290,000		Xylem, Inc	10,234,100
		TOTAL CAPITAL GOODS	272,104,643

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
460,000		Republic Services, Inc	17,447,800
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,447,800

CONSUMER DURABLES & APPAREL - 1.7%
800,000		DR Horton, Inc	16,560,000
397,025	*	Jarden Corp	22,193,698
844,950		Newell Rubbermaid, Inc	27,443,976
15,000	*	NVR, Inc	16,896,900
		TOTAL CONSUMER DURABLES & APPAREL	83,094,574

CONSUMER SERVICES - 1.8%
196,028		ARAMARK Holdings Corp	5,284,915
441,035		Burger King Worldwide, Inc	11,634,503
415,000		Darden Restaurants, Inc	19,401,250
1,374,317	*	Denny’s Corp	9,414,071
463,783		Extended Stay America, Inc	10,453,669
325,765		Interval Leisure Group, Inc	6,899,703
300,000		Marriott International, Inc (Class A)	19,413,000
101,546		Starwood Hotels & Resorts Worldwide, Inc	7,802,795
		TOTAL CONSUMER SERVICES	90,303,906

DIVERSIFIED FINANCIALS - 4.2%
80,000	*	Affiliated Managers Group, Inc	15,940,000
232,396	*,e	Ally Financial, Inc	5,335,812
489,000		Ameriprise Financial, Inc	58,484,400
570,087		Blackstone Group LP	18,630,443
252,000		Discover Financial Services	15,387,120
1,250,000	*	E*Trade Financial Corp	26,275,000
141,652	*	FNFV Group	2,317,427
730,000		Invesco Ltd	27,469,900
286,465		Lazard Ltd (Class A)	14,982,120
453,015		Raymond James Financial, Inc	23,081,114
		TOTAL DIVERSIFIED FINANCIALS	207,903,336

ENERGY - 9.3%
500,000		Anadarko Petroleum Corp	53,425,000
209,330		Apache Corp	21,489,818
645,000		Baker Hughes, Inc	44,356,650
435,507		Capital Product Partners LP	4,829,773
542,092		Consol Energy, Inc	21,044,011
155,000	*	Dresser-Rand Group, Inc	9,224,050
140,000	*	Dril-Quip, Inc	14,107,800
190,000		Energen Corp	15,509,700
300,000		EQT Corp	28,146,000
640,000		Gibson Energy, Inc	19,634,062
500,000		Nabors Industries Ltd	13,580,000
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

515,000		Noble Energy, Inc	$34,242,350
130,000		Oceaneering International, Inc	8,828,300
100,000		Oneok, Inc	6,443,000
60,000		Pioneer Natural Resources Co	13,287,600
200,000		Questar Market Resources, Inc	6,610,000
740,000		Rowan Cos plc	22,584,800
150,000		SemGroup Corp	11,562,000
1,600,000		Talisman Energy, Inc (Toronto)	16,743,248
145,000		Targa Resources Investments, Inc	18,487,500
375,000		Tesco Corp	7,320,000
460,000		Tesoro Corp	28,308,400
480,000	*	Weatherford International Ltd	10,737,600
567,843		Williams Cos, Inc	32,156,949
		TOTAL ENERGY	462,658,611

FOOD & STAPLES RETAILING - 0.5%
277,554		Kroger Co	13,594,595
1,832,421	*	Rite Aid Corp	12,258,896
		TOTAL FOOD & STAPLES RETAILING	25,853,491

FOOD, BEVERAGE & TOBACCO - 2.9%
225,000		Archer Daniels Midland Co	10,440,000
245,000		Ingredion, Inc	18,039,350
570,000		Lorillard, Inc	34,473,600
380,000		Reynolds American, Inc	21,223,000
97,000		Sanderson Farms, Inc	8,835,730
1,370,000	*	Tyson Foods, Inc (Class A)	50,977,700
		TOTAL FOOD, BEVERAGE & TOBACCO	143,989,380

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
877,812	*	Allscripts Healthcare Solutions, Inc	13,974,767
2,630,000	*	Boston Scientific Corp	33,611,400
656,626		Cardinal Health, Inc	47,047,253
875,000	*	CareFusion Corp	38,316,250
460,000		Cigna Corp	41,418,400
220,000		Healthsouth Corp	8,432,600
1,075,000	*	Hologic, Inc	28,025,250
240,000		Humana, Inc	28,236,000
520,000		Omnicare, Inc	32,500,000
290,000	*	Tenet Healthcare Corp	15,303,300
260,000		Universal Health Services, Inc (Class B)	27,716,000
262,000		Zimmer Holdings, Inc	26,218,340
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	340,799,560

INSURANCE - 7.3%
325,000		ACE Ltd	32,532,500
350,000		Aon plc	29,526,000
285,043	*	Arch Capital Group Ltd	15,235,548
340,000		Axis Capital Holdings Ltd	14,671,000
127,000		Everest Re Group Ltd	19,800,570
550,000	*	FNF Group	14,910,500
1,350,000		Hartford Financial Services Group, Inc	46,116,000
43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,275,000	*	Hilltop Holdings, Inc	$26,137,500
225,000		ING Canada, Inc	15,006,191
630,000		Marsh & McLennan Cos, Inc	31,985,100
200,000		PartnerRe Ltd	20,872,000
432,655		Principal Financial Group	21,494,301
165,000		RenaissanceRe Holdings Ltd	16,138,650
390,204		UnumProvident Corp	13,395,703
285,043		Validus Holdings Ltd	10,412,621
1,035,000		XL Capital Ltd	33,368,400
		TOTAL INSURANCE	361,602,584

MATERIALS - 5.8%
230,000		Albemarle Corp	14,108,200
220,000		Ashland, Inc	23,023,000
777,653	*	Berry Plastics Group, Inc	18,889,191
205,000		Celanese Corp (Series A)	11,933,050
300,000	*	Crown Holdings, Inc	13,965,000
239,233		Cytec Industries, Inc	24,126,648
167,000		Eastman Chemical Co	13,156,260
800,000	*	Ferro Corp	10,032,000
650,000	*	Louisiana-Pacific Corp	8,801,000
447,925		MeadWestvaco Corp	18,723,265
765,000		Nucor Corp	38,418,300
540,000	*	Owens-Illinois, Inc	16,842,600
155,000		Schweitzer-Mauduit International, Inc	6,328,650
231,613	*	Trinseo S.A.	3,860,989
250,000	e	United States Steel Corp	8,372,500
255,000		Westlake Chemical Corp	22,284,450
420,000	*	WR Grace & Co	38,220,000
		TOTAL MATERIALS	291,085,103

MEDIA - 2.4%
875,000		DISH Network Corp (Class A)	54,127,500
1,450,000		Interpublic Group of Cos, Inc	28,579,500
203,602	*	Madison Square Garden, Inc	12,081,743
290,000	*	Tribune Co	23,925,000
72,500	*	Tribune Publishing Co	1,524,675
		TOTAL MEDIA	120,238,418

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.1%
150,000	*	Actavis plc	32,139,000
570,000		Agilent Technologies, Inc	31,971,300
618,418	*	Biovitrum AB	7,435,004
390,000	*	Mylan Laboratories, Inc	19,254,300
335,944	*	PerkinElmer, Inc	15,527,332
302,000		Perrigo Co plc	45,435,900
317,000	e	Questcor Pharmaceuticals, Inc	28,520,490
193,000	*	Salix Pharmaceuticals Ltd	25,458,630
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	205,741,956
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 10.4%
356,304		American Assets Trust,Inc	$12,217,664
330,000		AvalonBay Communities, Inc	48,866,400
523,156		Blackstone Mortgage Trust, Inc	14,894,251
287,000		Boston Properties, Inc	34,282,150
690,000		Brixmor Property Group, Inc	15,628,500
1,500,000		DDR Corp	26,310,000
389,532		Gaming and Leisure Properties, Inc	13,115,543
1,099,173		General Growth Properties, Inc	25,687,673
1,445,577		Host Marriott Corp	31,426,844
425,000		Kennedy-Wilson Holdings, Inc	9,945,000
381,755		Kilroy Realty Corp	23,607,729
768,600		Kimco Realty Corp	17,201,268
240,000		Macerich Co	15,602,400
580,000		Mack-Cali Realty Corp	12,238,000
2,400,000		MFA Mortgage Investments, Inc	19,536,000
510,000		Pennsylvania REIT	9,807,300
940,000		Prologis, Inc	38,361,400
225,000		SL Green Realty Corp	24,255,000
1,000,000		Starwood Property Trust, Inc	23,600,000
260,000		Tanger Factory Outlet Centers, Inc	9,009,000
104,855		Taubman Centers, Inc	7,713,134
1,330,000		Two Harbors Investment Corp	13,605,900
490,000		Vornado Realty Trust	51,949,800
660,000		Weingarten Realty Investors	21,720,600
		TOTAL REAL ESTATE	520,581,556

RETAILING - 2.3%
505,000	*	Ann Taylor Stores Corp	18,558,750
790,000		Best Buy Co, Inc	23,486,700
1,230,000	*	Liberty Interactive Corp	34,501,500
445,000		Macy’s, Inc	25,716,550
1,125,000		Staples, Inc	13,038,750
		TOTAL RETAILING	115,302,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
291,000		Analog Devices, Inc	14,442,330
1,075,000		Applied Materials, Inc	22,532,000
180,000		Avago Technologies Ltd	12,488,400
810,000	*	Fairchild Semiconductor International, Inc	12,328,200
558,000	*,e	Freescale Semiconductor Holdings Ltd	11,171,160
380,000		Lam Research Corp	26,600,000
1,230,000	*	Micron Technology, Inc	37,576,500
400,000	*	NXP Semiconductors NV	24,940,000
1,240,000	*	ON Semiconductor Corp	10,614,400
590,000	e	Teradyne, Inc	10,749,800
250,000		Xilinx, Inc	10,282,500
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	193,725,290

SOFTWARE & SERVICES - 1.5%
41,000	*	Alliance Data Systems Corp	10,753,890
620,000		CA, Inc	17,905,600
3,500,000		Xerox Corp	46,410,000
		TOTAL SOFTWARE & SERVICES	75,069,490
45

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
434,386	*	Arrow Electronics, Inc	$25,172,669
1,018,012		Brocade Communications Systems, Inc	9,375,890
480,000	*,e	Ciena Corp	9,374,400
1,625,000	*	JDS Uniphase Corp	19,288,750
500,000	*	Juniper Networks, Inc	11,770,000
410,000		NetApp, Inc	15,924,400
270,000		SanDisk Corp	24,761,700
614,780		Seagate Technology, Inc	36,026,108
800,000		TE Connectivity Ltd	49,512,000
420,000		Western Digital Corp	41,928,600
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	243,134,517

TELECOMMUNICATION SERVICES - 0.8%
650,000	*	Level 3 Communications, Inc	28,587,000
480,000		Telephone & Data Systems, Inc	12,000,000
		TOTAL TELECOMMUNICATION SERVICES	40,587,000

TRANSPORTATION - 2.7%
260,000		Alaska Air Group, Inc	11,432,200
480,000	*	American Airlines Group, Inc	18,648,000
335,000	*	Avis Budget Group, Inc	18,823,650
232,946		Costamare, Inc	5,520,820
407,205		CSX Corp	12,183,574
820,000		Delta Air Lines, Inc	30,717,200
447,925	*	Hertz Global Holdings, Inc	12,640,443
101,802		Kansas City Southern Industries, Inc	11,102,526
550,000		Safe Bulkers, Inc	4,009,500
240,000	*	UAL Corp	11,133,600
		TOTAL TRANSPORTATION	136,211,513

UTILITIES - 10.5%
400,000		American Water Works Co, Inc	19,108,000
820,000	*	Calpine Corp	18,072,800
1,401,803		Centerpoint Energy, Inc	34,091,849
850,000		CMS Energy Corp	24,590,500
545,000		DTE Energy Co	40,231,900
870,000		Edison International	47,676,000
167,972		National Fuel Gas Co	11,574,951
920,000		NiSource, Inc	34,665,600
335,159		Northeast Utilities	14,713,480
381,755		NorthWestern Corp	17,644,716
780,000		NRG Energy, Inc	24,148,800
730,000		OGE Energy Corp	26,243,500
311,593		PG&E Corp	13,918,859
1,180,000		PPL Corp	38,928,200
910,000		Public Service Enterprise Group, Inc	32,004,700
366,484		Questar Corp	8,150,604
655,000		Sempra Energy	65,310,050
200,000		Southwest Gas Corp	9,906,000
35,605	*,e	TerraForm Power, Inc	1,094,854
46

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

310,000		UIL Holdings Corp			$10,884,100
1,070,000		Xcel Energy, Inc			32,956,000
		TOTAL UTILITIES			525,915,463

		TOTAL COMMON STOCKS			4,919,751,896
		(Cost $3,530,714,878)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.6%
TREASURY DEBT - 0.5%
$10,000,000		United States Treasury Bill	0.025%	08/07/14	9,999,958
7,200,000		United States Treasury Bill	0.033	12/18/14	7,198,682
13,050,000		United States Treasury Bill	0.074	02/05/15	13,046,594
		TOTAL TREASURY DEBT			30,245,234

SHARES		COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
102,326,807	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			102,326,807
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			102,326,807

		TOTAL SHORT-TERM INVESTMENTS			132,572,041
		(Cost $132,570,818)

		TOTAL INVESTMENTS - 101.3%			5,052,323,937
		(Cost $3,663,285,696)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(66,416,433)
		NET ASSETS - 100.0%			$4,985,907,504

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $98,406,278.
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.9%
327,974	*	Tenneco, Inc	$20,891,944
		TOTAL AUTOMOBILES & COMPONENTS	20,891,944

BANKS - 8.6%
165,743		Banner Corp	6,669,498
664,712		Boston Private Financial Holdings, Inc	8,295,606
756,911		Brookline Bancorp, Inc	6,834,906
1,085,349		Capitol Federal Financial	12,698,583
703,975		Cathay General Bancorp	18,014,720
627,200		First Commonwealth Financial Corp	5,368,832
721,011		FirstMerit Corp	12,689,794
597,623		FNB Corp	7,350,763
722,361		Home Loan Servicing Solutions Ltd	15,458,525
1,505,584		Investors Bancorp, Inc	15,582,794
1,588,598	*	MGIC Investment Corp	11,739,739
1,100,179		National Penn Bancshares, Inc	11,331,844
458,542		Oritani Financial Corp	6,786,422
283,800		PrivateBancorp, Inc	8,173,440
334,143		Prosperity Bancshares, Inc	19,423,733
721,924		Provident Financial Services, Inc	12,063,350
908,270		Radian Group, Inc	11,498,698
1,018,600		Susquehanna Bancshares, Inc	10,369,348
228,480		Webster Financial Corp	6,550,522
209,079	*	Western Alliance Bancorp	4,787,909
		TOTAL BANKS	211,689,026

CAPITAL GOODS - 7.9%
237,860		Actuant Corp (Class A)	7,678,121
75,030		Acuity Brands, Inc	8,048,468
139,652	*	American Woodmark Corp	4,105,769
293,242		Applied Industrial Technologies, Inc	14,210,507
83,200		Clarcor, Inc	4,934,592
344,370		Comfort Systems USA, Inc	5,131,113
100,245		Crane Co	6,877,809
114,589		Curtiss-Wright Corp	7,277,547
243,269		EMCOR Group, Inc	9,957,000
209,493		EnerSys	13,288,141
46,580		Graco, Inc	3,453,907
74,389		Heico Corp	3,656,963
302,121	*	Hexcel Corp	11,254,007
132,500		Hillenbrand, Inc	3,981,625
81,704		LB Foster Co (Class A)	3,811,492
228,318		Mueller Industries, Inc	6,354,090
493,650	*	Orbital Sciences Corp	12,671,995
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

142,477	*,e	Proto Labs, Inc	$11,540,637
1,039,075	*	Taser International, Inc	12,531,245
177,800	*	Teledyne Technologies, Inc	16,215,360
83,869		Tennant Co	6,118,244
98,350		Universal Forest Products, Inc	4,305,763
162,470	*	WABCO Holdings, Inc	15,837,576
		TOTAL CAPITAL GOODS	193,241,971

COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
245,748		American Ecology Corp	11,122,554
216,005		HNI Corp	7,633,617
173,914	*	Huron Consulting Group, Inc	10,511,362
405,186	*	Korn/Ferry International	11,920,572
264,553	*	On Assignment, Inc	7,145,577
360,501		Rollins, Inc	10,205,783
589,847	*	RPX Corp	9,201,613
541,827	*	TrueBlue, Inc	14,623,911
180,066		Viad Corp	3,821,001
343,226	*	WageWorks, Inc	14,326,253
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	100,512,243

CONSUMER DURABLES & APPAREL - 1.9%
428,350		Brunswick Corp	17,275,356
495,873	*	CROCS, Inc	7,869,505
238,100		La-Z-Boy, Inc	5,009,624
113,093		Movado Group, Inc	4,628,896
339,794	*	Steven Madden Ltd	10,822,439
		TOTAL CONSUMER DURABLES & APPAREL	45,605,820

CONSUMER SERVICES - 3.7%
121,264		Cheesecake Factory	5,199,800
98,293		DineEquity, Inc	7,966,648
221,549	*	Hyatt Hotels Corp	13,033,728
296,741	*	Marriott Vacations Worldwide Corp	17,077,444
279,729	*	Multimedia Games, Inc	6,747,063
611,019	*	Orient-Express Hotels Ltd	7,576,636
815,087		Service Corp International	17,116,827
257,100		Texas Roadhouse, Inc (Class A)	6,396,648
143,000		Vail Resorts, Inc	10,796,500
		TOTAL CONSUMER SERVICES	91,911,294

DIVERSIFIED FINANCIALS - 0.6%
197,974		Cash America International, Inc	8,788,066
373,400	*	KCG Holdings, Inc	4,264,228
109,400	e	RCS Capital Corp (Class A)	2,255,828
		TOTAL DIVERSIFIED FINANCIALS	15,308,122

ENERGY - 6.0%
950,300	*,e	Alpha Natural Resources, Inc	3,221,517
425,256	*,e	Approach Resources, Inc	8,947,386
481,300	*	Callon Petroleum Co	4,755,244
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

121,500	e	CVR Energy, Inc	$5,720,220
310,702		Delek US Holdings, Inc	9,078,712
117,713	e	Energy XXI Bermuda Ltd	2,349,552
305,600		Green Plains Renewable Energy, Inc	11,456,944
532,568	*	Helix Energy Solutions Group, Inc	13,543,204
241,755	*	Matrix Service Co	6,491,122
1,016,215	*	Pioneer Energy Services Corp	14,948,523
571,398	*	Renewable Energy Group, Inc	6,399,658
110,192	*	Rex Stores Corp	9,294,695
202,784	*	Stone Energy Corp	7,715,931
107,862		Targa Resources Investments, Inc	13,752,405
1,273,929	*	Vaalco Energy, Inc	8,790,110
331,288		W&T Offshore, Inc	4,442,572
174,100		Western Refining, Inc	7,131,136
730,743	*	Willbros Group, Inc	8,469,311
		TOTAL ENERGY	146,508,242

FOOD & STAPLES RETAILING - 0.9%
170,100	*,e	Fresh Market, Inc	5,091,093
213,219	*,e	Sprouts Farmers Market, Inc	6,505,312
140,300	*	United Natural Foods, Inc	8,224,386
45,532		Weis Markets, Inc	1,942,395
		TOTAL FOOD & STAPLES RETAILING	21,763,186

FOOD, BEVERAGE & TOBACCO - 1.2%
171,205		Fresh Del Monte Produce, Inc	5,125,878
177,265	e	Sanderson Farms, Inc	16,147,069
122,477	*	TreeHouse Foods, Inc	9,002,059
		TOTAL FOOD, BEVERAGE & TOBACCO	30,275,006

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
177,970	*	Align Technology, Inc	9,647,754
529,846	*	AMN Healthcare Services, Inc	6,940,983
163,112	*	Amsurg Corp	7,790,229
66,591	*	Anika Therapeutics, Inc	2,800,818
193,692		Computer Programs & Systems, Inc	12,748,807
109,235	*	Cyberonics, Inc	6,496,206
239,213	*	Cynosure, Inc (Class A)	5,439,704
209,672	*	HealthStream, Inc	5,233,413
91,600	*	ICU Medical, Inc	5,335,700
163,744		Masimo Corp	3,942,956
263,148	*	Medidata Solutions, Inc	11,799,556
138,600	*	Natus Medical, Inc	3,987,522
242,090	*	NuVasive, Inc	9,049,324
243,916	*	Omnicell, Inc	6,683,298
692,028	*	OraSure Technologies, Inc	5,695,390
161,668	*	PharMerica Corp	4,363,419
446,836		Quality Systems, Inc	6,930,426
413,300		Select Medical Holdings Corp	6,422,682
158,700	*	Team Health Holdings, Inc	8,974,485
320,074	*	Thoratec Corp	10,402,405
107,548	*	WellCare Health Plans, Inc	6,708,844
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	147,393,921
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.2%
221,300	e	Amtrust Financial Services, Inc	$9,436,232
380,800		Assured Guaranty Ltd	8,499,456
320,065	e	HCI Group, Inc	12,770,593
755,180		Maiden Holdings Ltd	8,669,466
837,892	*	MBIA, Inc	8,027,005
297,690		Montpelier Re Holdings Ltd	8,790,786
76,091		Platinum Underwriters Holdings Ltd	4,458,933
220,996		Primerica, Inc	10,183,496
486,502	*	Third Point Reinsurance Ltd	7,083,469
		TOTAL INSURANCE	77,919,436

MATERIALS - 4.8%
173,300		A. Schulman, Inc	6,886,942
728,400	*,e	AK Steel Holding Corp	6,628,440
45,269		Ampco-Pittsburgh Corp	913,076
143,400		Balchem Corp	7,170,000
332,784	*	Boise Cascade Co	9,367,870
463,680	*	Coeur d’Alene Mines Corp	3,616,704
58,700		Cytec Industries, Inc	5,919,895
413,381		Globe Specialty Metals, Inc	7,866,640
245,340		Minerals Technologies, Inc	14,246,894
235,599		OM Group, Inc	6,660,384
70,938		Quaker Chemical Corp	5,008,932
524,791	*,e	Resolute Forest Products	8,076,533
196,105	*	RTI International Metals, Inc	4,875,170
275,729		Schnitzer Steel Industries, Inc (Class A)	7,364,722
766,064	*	Stillwater Mining Co	13,712,546
272,157	*	Worthington Industries, Inc	10,410,005
		TOTAL MATERIALS	118,724,753

MEDIA - 2.6%
244,325		Cinemark Holdings, Inc	8,013,860
412,577	*	EW Scripps Co (Class A)	8,944,669
535,861	*	Journal Communications, Inc (Class A)	5,830,168
298,967		Lamar Advertising Co (Class A)	14,993,195
643,880	*	Live Nation, Inc	14,944,455
410,200	*	Time, Inc	9,885,820
		TOTAL MEDIA	62,612,167

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
238,900	*,e	Acadia Pharmaceuticals, Inc	4,842,503
45,685	*,e	Acceleron Pharma, Inc	1,353,190
486,800	*,e	Achillion Pharmaceuticals, Inc	3,334,580
246,600	*	Acorda Therapeutics, Inc	7,217,982
636,648	*,e	Affymetrix, Inc	5,475,173
52,700	*	Alnylam Pharmaceuticals, Inc	2,848,435
163,079	*,e	AMAG Pharmaceuticals, Inc	3,113,178
575,300	*,e	Arena Pharmaceuticals, Inc	2,663,639
180,000	*	Arrowhead Research Corp	2,277,000
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

828,442	*	AVANIR Pharmaceuticals, Inc	$4,316,183
223,755	*	Cambrex Corp	4,714,518
107,296	*,e	Cara Therapeutics Inc	1,368,024
81,200	*,e	Celldex Therapeutics, Inc	1,062,908
229,604	*,e	Cepheid, Inc	8,642,295
629,396	*,e	CTI BioPharma Corp	1,630,136
387,776	*,e	Cytokinetics, Inc	1,640,292
451,768	*	Depomed, Inc	4,495,092
88,689	*,e	Genomic Health, Inc	2,259,796
287,844	*	Impax Laboratories, Inc	6,732,671
210,800	*	Insmed, Inc	3,602,572
175,839	*,e	Insys Therapeutics, Inc	4,752,928
96,200	*	InterMune, Inc	4,220,294
290,370	*,e	Isis Pharmaceuticals, Inc	8,998,566
51,600	*,e	Karyopharm Therapeutics, Inc	1,790,004
157,400	*	Lannett Co, Inc	5,290,214
398,270	*	Medicines Co	9,307,570
191,082	*	Momenta Pharmaceuticals, Inc	2,033,112
266,119	*	NPS Pharmaceuticals, Inc	7,435,365
162,740	*	OncoGenex Pharmaceutical, Inc	491,475
499,531	*,e	Orexigen Therapeutics, Inc	2,492,660
338,200	*	Parexel International Corp	18,113,992
355,344	*	Prestige Brands Holdings, Inc	10,944,595
180,921	*	Prothena Corp plc	3,140,788
50,451	*	Puma Biotechnology, Inc	11,185,996
91,655	*	Sagent Pharmaceuticals	2,335,369
87,700	*	TESARO, Inc	2,522,252
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	168,645,347

REAL ESTATE - 9.1%
279,300		Aviv REIT, Inc	7,946,085
1,242,582		Cousins Properties, Inc	15,383,165
835,944		CubeSmart	15,222,540
670,270		DuPont Fabros Technology, Inc	18,372,101
196,170		EastGroup Properties, Inc	12,233,161
937,862		Education Realty Trust, Inc	9,903,823
228,742		Extra Space Storage, Inc	11,832,824
1,020,405		Hersha Hospitality Trust	6,744,877
179,263		LTC Properties, Inc	6,871,151
86,023		New Residential Investment Corp	514,417
449,467		Parkway Properties, Inc	9,317,451
121,778		PS Business Parks, Inc	10,046,685
934,677		RAIT Investment Trust	7,197,013
381,900		Retail Opportunities Investment Corp	5,892,717
653,107		RLJ Lodging Trust	18,313,120
93,629		Saul Centers, Inc	4,463,294
223,154		Sovran Self Storage, Inc	17,120,375
301,700	*,e	St. Joe Co	6,890,828
1,500,500	*	Strategic Hotels & Resorts, Inc	17,120,705
265,168		Sun Communities, Inc	13,955,792
562,579		Sunstone Hotel Investors, Inc	7,982,996
		TOTAL REAL ESTATE	223,325,120
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 5.7%
113,200	*	Asbury Automotive Group, Inc	$7,644,396
384,577	*	Barnes & Noble, Inc	8,006,893
147,724		Big Lots, Inc	6,462,925
119,415	e	Children’s Place Retail Stores, Inc	5,994,633
913,324	*	Christopher & Banks Corp	7,808,920
211,500	*,e	Five Below, Inc	7,745,130
198,554	*	Kirkland’s, Inc	3,734,801
99,773		Lithia Motors, Inc (Class A)	8,864,831
234,800		Men’s Wearhouse, Inc	11,815,136
2,296,200	*	Office Depot, Inc	11,503,962
807,053	*	Orbitz Worldwide, Inc	7,142,419
342,386		Penske Auto Group, Inc	15,903,830
121,100	*	Restoration Hardware Holdings, Inc	9,904,769
79,654	*,e	RetailMeNot, Inc	1,948,337
178,699	*	Shutterfly, Inc	8,813,435
174,700	*	Vitamin Shoppe, Inc	7,450,955
101,800	*,e	zulily, Inc	3,524,316
207,649	*	Zumiez, Inc	5,783,024
		TOTAL RETAILING	140,052,712

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
313,870	*,e	Ambarella, Inc	8,979,821
172,051	*	Cabot Microelectronics Corp	6,914,730
317,521	*	Cavium Networks, Inc	14,812,355
691,338	*	Entegris, Inc	7,943,474
1,542,556	*	Entropic Communications, Inc	4,303,731
496,573	*	Integrated Device Technology, Inc	7,130,788
1,603,722	*	Lattice Semiconductor Corp	10,969,458
1,280,300	*	PMC - Sierra, Inc	8,616,419
879,777	*	Rambus, Inc	10,126,233
1,620,476	*	Silicon Image, Inc	8,086,175
416,100	e	Teradyne, Inc	7,581,342
201,938	*	Ultratech, Inc	4,781,892
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	100,246,418

SOFTWARE & SERVICES - 9.3%
393,995	*	Aspen Technology, Inc	17,115,143
276,234	*	Constant Contact, Inc	8,599,164
158,726	*	Cornerstone OnDemand, Inc	6,641,096
175,900	*,e	Cvent, Inc	4,803,829
196,834	*,e	Demandware, Inc	11,857,280
140,443		DST Systems, Inc	12,649,701
30,349	*	Euronet Worldwide, Inc	1,518,664
49,061	*,e	Gigamon, Inc	566,164
421,000	*	Glu Mobile, Inc	2,361,810
217,400	*	Guidewire Software, Inc	8,804,700
160,100	*	iGate Corp	5,712,368
373,425	*	LogMeIn, Inc	15,202,131
372,242	*	Manhattan Associates, Inc	10,929,025
298,065	*,e	Marketo, Inc	8,152,078
53

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

263,931		MAXIMUS, Inc	$10,916,186
1,010,150	*	Monster Worldwide, Inc	6,565,975
172,400	*,e	NeuStar, Inc (Class A)	4,803,064
335,188		Pegasystems, Inc	7,162,968
213,700	*	Proofpoint, Inc	7,537,199
139,274	*	Syntel, Inc	12,029,095
172,600	*	Tableau Software, Inc	11,219,000
414,463	*	TiVo, Inc	5,578,672
105,858	*	Ultimate Software Group, Inc	14,281,303
204,089	*,e	Varonis Systems, Inc	4,302,196
287,942	*,e	WebMD Health Corp (Class A)	14,348,150
431,833	*	Xoom Corp	9,353,503
87,400	*,e	Yelp, Inc	5,869,784
		TOTAL SOFTWARE & SERVICES	228,880,248

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
581,021	e	Alliance Fiber Optic Products, Inc	7,774,061
427,787	*	ARRIS Group, Inc	14,617,482
523,800	*	Aruba Networks, Inc	9,355,068
387,973	*	Benchmark Electronics, Inc	9,369,548
526,000	*,e	Ciena Corp	10,272,780
396,296	*	Immersion Corp	5,409,440
287,653	*	Plexus Corp	11,313,392
1,149,237	*	QLogic Corp	10,458,057
429,700	*	Ruckus Wireless, Inc	5,547,427
615,680	*	Sanmina Corp	14,339,187
1,786,940	*	Sonus Networks, Inc	6,307,898
320,980	*	Super Micro Computer, Inc	8,400,047
111,979	*,e	Synaptics, Inc	8,088,243
214,549	*	SYNNEX Corp	13,838,411
231,900	*,e	Universal Display Corp	7,110,054
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	142,201,095

TELECOMMUNICATION SERVICES - 1.1%
1,265,048	*	8x8, Inc	10,221,588
459,916		Inteliquent, Inc	4,879,709
500,541	*	Premiere Global Services, Inc	6,557,087
1,403,410	*	Vonage Holdings Corp	4,883,867
		TOTAL TELECOMMUNICATION SERVICES	26,542,251

TRANSPORTATION - 1.4%
266,726		Arkansas Best Corp	8,463,216
96,056	*	Echo Global Logistics, Inc	2,114,193
182,350		Landstar System, Inc	12,058,806
377,375		Matson, Inc	10,170,256
49,406	*	XPO Logistics, Inc	1,526,151
		TOTAL TRANSPORTATION	34,332,622

UTILITIES - 3.7%
348,388		American States Water Co	10,643,253
430,203		Avista Corp	13,349,199
281,055		Black Hills Corp	14,814,409

54

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

348,364	e	Empire District Electric Co	$8,538,402
25,000	e	iShares Micro-Cap ETF	1,769,000
240,444		Laclede Group, Inc	11,296,059
275,989		New Jersey Resources Corp	14,097,518
188,407		NorthWestern Corp	8,708,172
201,000		UIL Holdings Corp	7,057,110
		TOTAL UTILITIES	90,273,122

		TOTAL COMMON STOCKS	2,438,856,066
		(Cost $2,175,969,721)

SHORT-TERM INVESTMENTS - 9.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 9.8%
240,582,173	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	240,582,173
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	240,582,173

		TOTAL SHORT-TERM INVESTMENTS	240,582,173
		(Cost $240,582,173)

		TOTAL INVESTMENTS - 109.3%	2,679,438,239
		(Cost $2,416,551,894)
		OTHER ASSETS & LIABILITIES, NET - (9.3)%	(227,962,652)
		NET ASSETS - 100.0%	$2,451,475,587

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $227,495,873.
55

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 2.0%
130		Autoliv, Inc	$12,936
19,676		BorgWarner, Inc	1,224,831
7,000		Delphi Automotive plc	467,600
918,451		Ford Motor Co	15,632,036
70,343		Harley-Davidson, Inc	4,348,604
244,234		Johnson Controls, Inc	11,537,614
8,602	*	Modine Manufacturing Co	118,450
29,529	*	Tenneco, Inc	1,880,997
30,406	*,e	Tesla Motors, Inc	6,789,660
		TOTAL AUTOMOBILES & COMPONENTS	42,012,728

BANKS - 3.5%
13,100		Associated Banc-Corp	234,752
4,424		Astoria Financial Corp	56,981
7,468		Bank of Hawaii Corp	427,020
299,996		BB&T Corp	11,105,852
5,200		Boston Private Financial Holdings, Inc	64,896
1,470		Capitol Federal Financial	17,199
1,120		Cardinal Financial Corp	19,779
690		Cathay General Bancorp	17,657
3,446		Centerstate Banks of Florida, Inc	35,907
35,380		CIT Group, Inc	1,737,512
440		Columbia Banking System, Inc	11,216
51,230		Comerica, Inc	2,574,820
254		Commerce Bancshares, Inc	11,445
797		Community Bank System, Inc	28,078
2,109		Cullen/Frost Bankers, Inc	164,439
2,540		East West Bancorp, Inc	86,512
3,238		Federal Agricultural Mortgage Corp (Class C)	94,388
2,880		First Commonwealth Financial Corp	24,653
1,523		First Community Bancshares, Inc	22,403
6,758		First Interstate Bancsystem, Inc	176,384
910		First Merchants Corp	18,136
574		First Niagara Financial Group, Inc	4,936
201		Flushing Financial Corp	3,735
1,130		FNB Corp	13,899
540		Glacier Bancorp, Inc	14,299
1,279		Hancock Holding Co	41,491
63,350		Huntington Bancshares, Inc	622,097
501,381		Keycorp	6,788,699
4,095		Lakeland Bancorp, Inc	41,114
84,790	e	M&T Bank Corp	10,301,985
14,980	*	MGIC Investment Corp	110,702
1,360		National Penn Bancshares, Inc	14,008
56

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

310		NBT Bancorp, Inc	$7,245
40,135	e	New York Community Bancorp, Inc	637,344
2,082		Northfield Bancorp, Inc	26,566
3,640		Old National Bancorp	48,703
5,423		PacWest Bancorp	225,976
2,510		Peoples Bancorp, Inc	58,558
982	e	People’s United Financial, Inc	14,259
510		Pinnacle Financial Partners, Inc	18,870
160,662		PNC Financial Services Group, Inc	13,264,255
48,562	*	Popular, Inc	1,549,128
5,210		PrivateBancorp, Inc	150,048
11,168		Provident Financial Services, Inc	186,617
203,620		Radian Group, Inc	2,577,829
1,440	*	Signature Bank	164,722
5,007		Susquehanna Bancshares, Inc	50,971
7,960	*	SVB Financial Group	867,799
429		TCF Financial Corp	6,783
870	*	Texas Capital Bancshares, Inc	45,284
350		Trustmark Corp	8,061
650		Umpqua Holdings Corp	10,998
1,980	e	United Bankshares, Inc	63,518
2,000		United Financial Bancorp, Inc (New)	25,360
392,404		US Bancorp	16,492,740
3,230		Webster Financial Corp	92,604
1,553	e	Westamerica Bancorporation	74,265
1,160	*	Western Alliance Bancorp	26,564
5,660		Wilshire Bancorp, Inc	53,317
230		Wintrust Financial Corp	10,656
10,315		Zions Bancorporation	297,278
		TOTAL BANKS	71,943,312

CAPITAL GOODS - 6.4%
128,235		3M Co	18,067,029
5,778		A.O. Smith Corp	269,833
589		Aceto Corp	9,872
4,150		Actuant Corp (Class A)	133,962
1,450		Acuity Brands, Inc	155,542
2,117	*	Aerovironment, Inc	66,664
137,819		Ametek, Inc	6,710,407
286		Applied Industrial Technologies, Inc	13,860
12,937	*	ArvinMeritor, Inc	162,618
2,565		Astec Industries, Inc	99,702
29,970		Barnes Group, Inc	1,026,473
419	*	Beacon Roofing Supply, Inc	11,581
8,750		Briggs & Stratton Corp	160,388
33,044	*	Builders FirstSource, Inc	196,281
1,630	*	Chart Industries, Inc	123,962
3,098		Clarcor, Inc	183,742
3,420	*	Colfax Corp	215,357
66,470		Cummins, Inc	9,265,253
176,542		Danaher Corp	13,042,923
123,104		Deere & Co	10,477,381
57

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

18,591		Dover Corp	$1,594,364
108,661		Eaton Corp	7,380,255
1,365		EMCOR Group, Inc	55,869
1,790		EnerSys	113,540
600	*	Esterline Technologies Corp	65,130
50,373	e	Fastenal Co	2,234,043
5,388		Fluor Corp	392,624
3,293		Fortune Brands Home & Security, Inc	124,442
300		GATX Corp	18,600
19,881		Graco, Inc	1,474,176
245		Granite Construction, Inc	7,975
1,410		H&E Equipment Services, Inc	51,014
4,430	*	Hexcel Corp	165,018
140,032		Illinois Tool Works, Inc	11,534,436
41,062		Ingersoll-Rand plc	2,414,035
500	*	Jacobs Engineering Group, Inc	25,405
2,750	e	Joy Global, Inc	162,965
1,785	*,e	Layne Christensen Co	19,367
7,720		Lincoln Electric Holdings, Inc	512,917
143,809		Masco Corp	2,991,227
447	*	Middleby Corp	32,568
2,279		MSC Industrial Direct Co (Class A)	194,376
415	*	MYR Group, Inc	10,296
39,362		Nordson Corp	2,958,842
51,124		Owens Corning, Inc	1,740,772
84,822		Paccar, Inc	5,281,866
10,326		Pall Corp	799,955
11,759		Parker Hannifin Corp	1,351,697
32,920		Pentair plc	2,109,184
2,753		Pike Electric Corp	22,189
12,819	*	Polypore International, Inc	552,499
53,128		Precision Castparts Corp	12,155,686
29,353	*	Quanta Services, Inc	983,032
29,443		Rockwell Automation, Inc	3,287,605
8,094		Rockwell Collins, Inc	593,047
12,415		Roper Industries, Inc	1,788,629
2,611	*	Rush Enterprises, Inc (Class A)	91,986
4,718		Snap-On, Inc	567,104
2,702		TAL International Group, Inc	119,428
29,991		Tennant Co	2,187,843
4,793		Timken Co	212,330
11,900	*	United Rentals, Inc	1,260,210
1,160	e	Valmont Industries, Inc	168,931
1,480		W.W. Grainger, Inc	348,022
10,000	*	Wabash National Corp	136,100
9,255	*	WABCO Holdings, Inc	902,177
1,355	*,e	WESCO International, Inc	106,354
2,354		Westinghouse Air Brake Technologies Corp	189,921
5,280		Woodward Governor Co	263,789
2,729		Xylem, Inc	96,306
		TOTAL CAPITAL GOODS	132,242,976
58

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
540		ABM Industries, Inc	$13,289
9,060	e	Acacia Research (Acacia Technologies)	154,564
137,401	*	ACCO Brands Corp	909,595
305		Brink’s Co	8,186
2,628	*	CBIZ, Inc	21,445
970		CDI Corp	13,454
1,690	*	Copart, Inc	56,412
1,360		Corporate Executive Board Co	84,415
650		Covanta Holding Corp	13,273
5,827		Deluxe Corp	320,543
21,668		Dun & Bradstreet Corp	2,384,130
4,720		Equifax, Inc	359,145
400		Heidrick & Struggles International, Inc	7,468
5,092		HNI Corp	179,951
2,370	*	IHS, Inc (Class A)	311,347
1,660	*	Innerworkings, Inc	13,529
5,010		Interface, Inc	79,409
38,843		Iron Mountain, Inc	1,301,629
1,760		Kelly Services, Inc (Class A)	28,054
590		Knoll, Inc	9,918
690	*	Korn/Ferry International	20,300
7,926		Manpower, Inc	617,356
3,562	*	Mistras Group, Inc	75,229
430		Mobile Mini, Inc	16,237
3,470	*	Navigant Consulting, Inc	56,630
970	*	On Assignment, Inc	26,200
30,590		R.R. Donnelley & Sons Co	531,042
2,311		Resources Connection, Inc	34,896
42,629		Robert Half International, Inc	2,073,901
4,160	*	RPX Corp	64,896
1,210		Steelcase, Inc (Class A)	18,271
10,180		Tetra Tech, Inc	247,170
290		United Stationers, Inc	11,188
457		Viad Corp	9,698
51,314		Waste Management, Inc	2,303,486
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	12,376,256

CONSUMER DURABLES & APPAREL - 1.0%
5,420		Callaway Golf Co	41,192
198		Columbia Sportswear Co	14,802
490	e	Ethan Allen Interiors, Inc	11,231
1,690		Hanesbrands, Inc	165,130
258		Hasbro, Inc	12,890
549	*	Iconix Brand Group, Inc	23,184
2,531	*	Jarden Corp	141,483
155,677		Mattel, Inc	5,514,858
2,300	*	Meritage Homes Corp	88,090
2,740	*	Mohawk Industries, Inc	341,870
6,980		Movado Group, Inc	285,691
5,166		Newell Rubbermaid, Inc	167,792
148,484		Nike, Inc (Class B)	11,452,571
59

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,260		Oxford Industries, Inc	$313,338
1,614		Phillips-Van Heusen Corp	177,830
1,356		Polaris Industries, Inc	200,064
397		Pool Corp	21,740
6,790		Ryland Group, Inc	217,959
399	*	Tempur-Pedic International, Inc	21,829
4,527		Tupperware Corp	329,475
13,152	*	Under Armour, Inc (Class A)	877,896
4,706	*	Unifi, Inc	134,780
9,814		VF Corp	601,304
2,945		Whirlpool Corp	420,075
		TOTAL CONSUMER DURABLES & APPAREL	21,577,074

CONSUMER SERVICES - 2.5%
1,289	e	Bob Evans Farms, Inc	61,240
6,640		Brinker International, Inc	297,738
2,380	*	Chipotle Mexican Grill, Inc (Class A)	1,600,550
33,027		Choice Hotels International, Inc	1,548,636
25,606		Darden Restaurants, Inc	1,197,081
320		DineEquity, Inc	25,936
5,070		Domino’s Pizza, Inc	365,040
1,850		Dunkin Brands Group, Inc	79,291
359		Jack in the Box, Inc	20,531
114,717		Marriott International, Inc (Class A)	7,423,337
185,545		McDonald’s Corp	17,545,135
141,220	*	MGM Mirage	3,790,345
9,927	*	Popeyes Louisiana Kitchen, Inc	400,058
10,200		Royal Caribbean Cruises Ltd	608,430
32,267	*	Ruby Tuesday, Inc	193,925
2,668	*	Sonic Corp	55,094
180,011		Starbucks Corp	13,983,255
43,755		Starwood Hotels & Resorts Worldwide, Inc	3,362,134
190		Vail Resorts, Inc	14,345
2,545	e	Weight Watchers International, Inc	55,201
		TOTAL CONSUMER SERVICES	52,627,302

DIVERSIFIED FINANCIALS - 7.1%
189,789		American Express Co	16,701,432
365,691		Bank of New York Mellon Corp	14,276,577
41,685		BlackRock, Inc	12,702,670
171,722		Capital One Financial Corp	13,658,768
430		CBOE Holdings, Inc	20,842
449,382		Charles Schwab Corp	12,470,350
98,824		CME Group, Inc	7,307,047
280	e	Cohen & Steers, Inc	11,623
194,393		Discover Financial Services	11,869,637
197,624		Franklin Resources, Inc	10,701,340
4,600	*	Green Dot Corp	82,754
42,434		IntercontinentalExchange Group, Inc	8,156,663
4,000	*	Internet Capital Group, Inc	67,680
161,698		Invesco Ltd	6,084,696
153	*	Investment Technology Group, Inc	2,798
60

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,936	e	Janus Capital Group, Inc	$204,291
16,271		Legg Mason, Inc	772,059
22,954		NASDAQ OMX Group, Inc	968,429
1,423		Nelnet, Inc (Class A)	58,670
162,446		Northern Trust Corp	10,866,013
6,610	*	PHH Corp	154,343
1,500	*	Pico Holdings, Inc	33,225
3,216	*	Safeguard Scientifics, Inc	63,838
173,972		State Street Corp	12,254,588
86,438		T Rowe Price Group, Inc	6,712,775
3,000		TD Ameritrade Holding Corp	96,360
10,000	*,e	WisdomTree Investments, Inc	102,600
		TOTAL DIVERSIFIED FINANCIALS	146,402,068

ENERGY - 9.9%
99,182		Apache Corp	10,182,024
6,796	*	Atwood Oceanics, Inc	327,227
18,832		Baker Hughes, Inc	1,295,077
18,430	*,e	BPZ Energy, Inc	48,287
54,794	*	Cameron International Corp	3,885,443
2,638	e	CARBO Ceramics, Inc	328,537
5,698	*	Carrizo Oil & Gas, Inc	349,914
52,380	*	Cheniere Energy, Inc	3,706,409
28,581		Cimarex Energy Co	3,973,331
461	*	Clayton Williams Energy, Inc	49,055
78,200	*,e	Clean Energy Fuels Corp	778,872
8,230	*	Concho Resources, Inc	1,158,784
13,967		Contango Oil & Gas Co	561,892
43,177	*,e	Continental Resources, Inc	6,337,520
100	e	Core Laboratories NV	14,643
2,655		Dawson Geophysical Co	66,641
2,470		Delek US Holdings, Inc	72,173
5		Denbury Resources, Inc	85
134,235	*	Devon Energy Corp	10,134,743
1,150		Energen Corp	93,874
138,922		EOG Resources, Inc	15,203,624
72,233		EQT Corp	6,776,900
1,665		Exterran Holdings, Inc	70,346
3,777	*	FMC Technologies, Inc	229,642
1,752	*,e	Geospace Technologies Corp	70,500
112,633		Hess Corp	11,148,414
60,991	*	ION Geophysical Corp	228,716
11,770	*	Key Energy Services, Inc	72,268
3,916	*	Kinder Morgan Management LLC	301,255
213,762	*	Kodiak Oil & Gas Corp	3,321,861
234,465		Marathon Oil Corp	9,085,519
125,799		Marathon Petroleum Corp	10,501,701
5,304	*	Matrix Service Co	142,412
146,506		National Oilwell Varco, Inc	11,872,846
1,625	*	Natural Gas Services Group, Inc	50,700
60,006		Noble Corp plc	1,882,388
114,086		Noble Energy, Inc	7,585,578
61

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,580	*,e	Northern Oil And Gas, Inc	$186,322
7,740	*	Oasis Petroleum, Inc	413,703
141,888		Occidental Petroleum Corp	13,863,876
458		Oceaneering International, Inc	31,103
422	*	Oil States International, Inc	25,864
43,886		Oneok, Inc	2,827,575
8,658	*	PDC Energy, Inc	469,783
15,633	*	Petroquest Energy, Inc	100,208
142,371		Phillips 66	11,547,712
51,255		Pioneer Natural Resources Co	11,350,932
28,452		Questar Market Resources, Inc	940,339
1,928		Range Resources Corp	145,738
11,132	*	Rex Energy Corp	153,510
79		SEACOR Holdings, Inc	6,001
7,460	*,e	Solazyme, Inc	72,213
53,988	*	Southwestern Energy Co	2,190,833
284,263		Spectra Energy Corp	11,632,042
21,984		St. Mary Land & Exploration Co	1,726,623
26,712		Superior Energy Services	897,523
520		Tesco Corp	10,150
2,784		Tesoro Corp	171,327
30,215	*,e	Ultra Petroleum Corp	692,528
13,893	*	Unit Corp	880,122
313,054	*	Weatherford International Ltd	7,003,018
95,149		Western Refining, Inc	3,897,303
30,232	*	Whiting Petroleum Corp	2,675,230
142,789		Williams Cos, Inc	8,086,141
		TOTAL ENERGY	203,906,920

FOOD & STAPLES RETAILING - 1.0%
3,418		Casey’s General Stores, Inc	226,169
107,830		Kroger Co	5,281,513
970		Pricesmart, Inc	79,831
92,089		Safeway, Inc	3,173,387
4,686		Spartan Stores, Inc	98,218
243,375		Sysco Corp	8,686,054
580		Weis Markets, Inc	24,743
55,022		Whole Foods Market, Inc	2,102,941
		TOTAL FOOD & STAPLES RETAILING	19,672,856

FOOD, BEVERAGE & TOBACCO - 3.5%
8,150		Bunge Ltd	642,546
77,129		Campbell Soup Co	3,207,795
37,440		ConAgra Foods, Inc	1,128,067
5,840	*	Darling International, Inc	109,325
201	*,e	Diamond Foods, Inc	5,399
8,100		Dr Pepper Snapple Group, Inc	475,956
4,635		Flowers Foods, Inc	88,482
221,141		General Mills, Inc	11,090,221
1,900	*	Hain Celestial Group, Inc	162,450
16,570		Hillshire Brands Co	1,040,099
5,246		Hormel Foods Corp	237,434
62

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,509		J.M. Smucker Co	$1,146,757
153,193		Kellogg Co	9,165,537
25,009		Keurig Green Mountain, Inc	2,983,074
49,050		Kraft Foods Group, Inc	2,628,344
6,572		McCormick & Co, Inc	432,306
21,560		Mead Johnson Nutrition Co	1,971,446
362,241		Mondelez International, Inc	13,040,676
245,131		PepsiCo, Inc	21,596,041
2,326	e	Tootsie Roll Industries, Inc	61,244
674	*	TreeHouse Foods, Inc	49,539
		TOTAL FOOD, BEVERAGE & TOBACCO	71,262,738

HEALTH CARE EQUIPMENT & SERVICES - 3.7%
375,714		Abbott Laboratories	15,825,074
145,474		Aetna, Inc	11,278,599
2,290	*	Align Technology, Inc	124,141
21,120	*	Amedisys, Inc	426,202
7,090		AmerisourceBergen Corp	545,292
2,141	*	Amsurg Corp	102,254
3,990	*,e	athenahealth, Inc	496,356
94,200		Becton Dickinson & Co	10,949,808
25,830	*,e	BioScrip, Inc	193,467
11,287	*	Brookdale Senior Living, Inc	391,077
17,024	*	Centene Corp	1,227,260
10,101	*	Cerner Corp	557,575
1,320	e	Chemed Corp	134,442
58,082		Cigna Corp	5,229,703
1,249		Computer Programs & Systems, Inc	82,209
740	*	Cyberonics, Inc	44,008
6,000	*	DaVita, Inc	422,640
1,030		Dentsply International, Inc	47,813
3,900	*	Edwards Lifesciences Corp	351,975
13,100	*	ExamWorks Group, Inc	462,299
23,763	*	Five Star Quality Care, Inc	108,597
2,130	*	Gentiva Health Services, Inc	38,553
1,539	*	Greatbatch, Inc	76,196
300	*	Haemonetics Corp	10,671
4,547	*	Henry Schein, Inc	528,589
2,640	*	HMS Holdings Corp	48,602
5,166	*	Hologic, Inc	134,678
38,997		Humana, Inc	4,587,997
1,185	*	ICU Medical, Inc	69,026
12,311	*	Idexx Laboratories, Inc	1,532,473
240	*	Integra LifeSciences Holdings Corp	11,381
15,685	*	Inverness Medical Innovations, Inc	627,400
760	*	IPC The Hospitalist Co, Inc	37,377
500	*	Laboratory Corp of America Holdings	51,845
743		Landauer, Inc	32,061
950	*	LHC Group, Inc	22,306
17,304	*	LifePoint Hospitals, Inc	1,241,043
343	*	MedAssets, Inc	7,285
244,008		Medtronic, Inc	15,065,054
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,450	*	Merit Medical Systems, Inc	$31,458
15,247	*	Molina Healthcare, Inc	622,840
2,081	*	MWI Veterinary Supply, Inc	293,962
2,820	*	Natus Medical, Inc	81,131
620	*	Omnicell, Inc	16,988
5,728	*	OraSure Technologies, Inc	47,142
665	e	Owens & Minor, Inc	22,005
25,404		Patterson Cos, Inc	991,010
3,370	*	PharMerica Corp	90,956
240		Quality Systems, Inc	3,722
9,466	*	Staar Surgical Co	121,827
1,640	*	Tornier BV	33,997
126		US Physical Therapy, Inc	4,403
500	*	Varian Medical Systems, Inc	41,075
5,020	*	Vocera Communications, Inc	63,101
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	75,588,945

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
9,040		Avon Products, Inc	119,328
4	e	Clorox Co	347
211,466		Colgate-Palmolive Co	13,406,944
1,226		Energizer Holdings, Inc	140,696
63,299		Estee Lauder Cos (Class A)	4,649,945
91,950	e	Herbalife Ltd	4,818,180
100,104		Kimberly-Clark Corp	10,397,802
7,714	*	Medifast, Inc	221,469
4,949		Nu Skin Enterprises, Inc (Class A)	290,457
354,686		Procter & Gamble Co	27,424,322
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	61,469,490

INSURANCE - 5.5%
109,472		ACE Ltd	10,958,147
192,498		Aflac, Inc	11,499,830
3,437		Arthur J. Gallagher & Co	154,665
36,464		Aspen Insurance Holdings Ltd	1,458,925
8,868		Axis Capital Holdings Ltd	382,654
242,109	*	Berkshire Hathaway, Inc (Class B)	30,367,732
109,851		Chubb Corp	9,525,180
1,217	*	eHealth, Inc	25,192
476		Employers Holdings, Inc	10,139
290	*	Enstar Group Ltd	40,020
3,280		First American Financial Corp	89,019
391,958	*	Genworth Financial, Inc (Class A)	5,134,650
85,617		Hartford Financial Services Group, Inc	2,924,677
400		Kemper Corp	13,844
45,257		Marsh & McLennan Cos, Inc	2,297,698
4,654		PartnerRe Ltd	485,691
12,551		Platinum Underwriters Holdings Ltd	735,489
109,615		Principal Financial Group	5,445,673
273,774		Progressive Corp	6,417,263
151,604		Prudential Financial, Inc	13,185,000
200		Reinsurance Group of America, Inc (Class A)	16,052
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,890		RenaissanceRe Holdings Ltd	$184,861
2,787		Stewart Information Services Corp	82,133
129,732		Travelers Cos, Inc	11,618,798
2,770		Willis Group Holdings plc	112,877
		TOTAL INSURANCE	113,166,209

MATERIALS - 4.6%
91,901		Air Products & Chemicals, Inc	12,126,337
500		Albemarle Corp	30,670
142,122	*,e	Allied Nevada Gold Corp	444,842
7,701		Aptargroup, Inc	470,531
51,878		Avery Dennison Corp	2,449,160
17,772		Ball Corp	1,088,713
791		Bemis Co, Inc	30,857
2,310		Carpenter Technology Corp	125,064
5,451	*,e	Castle (A.M.) & Co	45,134
12,740		Celanese Corp (Series A)	741,595
31,721	*	Century Aluminum Co	596,355
1,826	*	Clearwater Paper Corp	123,438
36,693		Commercial Metals Co	632,587
3,735		Compass Minerals International, Inc	321,285
2,762		Domtar Corp	99,211
10,768		Eastman Chemical Co	848,303
105,092		Ecolab, Inc	11,405,635
2,950	*	Ferro Corp	36,993
8,960	*	Flotek Industries, Inc	258,496
530		Globe Specialty Metals, Inc	10,086
26,314		H.B. Fuller Co	1,174,920
6,274		Innophos Holdings, Inc	379,138
2,468		International Flavors & Fragrances, Inc	249,243
76,030		International Paper Co	3,611,425
510	*	Kraton Polymers LLC	10,511
1,240	*	Landec Corp	15,140
51,006	*	Louisiana-Pacific Corp	690,621
128,641		LyondellBasell Industries AF S.C.A	13,668,106
62,916		MeadWestvaco Corp	2,629,889
13,548		Minerals Technologies, Inc	786,732
38,299		Mosaic Co	1,765,967
420		Neenah Paper, Inc	20,840
171,485		Nucor Corp	8,611,977
280		OM Group, Inc	7,916
18,880	*	Owens-Illinois, Inc	588,867
3,500		PolyOne Corp	132,825
90,867		Praxair, Inc	11,643,697
274		Quaker Chemical Corp	19,347
1,485		Reliance Steel & Aluminum Co	101,351
34,168	*	Resolute Forest Products	525,846
1,576		Rock-Tenn Co (Class A)	156,702
4,580		Rockwood Holdings, Inc	361,545
45,385		Royal Gold, Inc	3,429,745
4,126		Schnitzer Steel Industries, Inc (Class A)	110,206
4,745		Sealed Air Corp	152,409
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,831		Sherwin-Williams Co	$1,408,757
64,975		Sigma-Aldrich Corp	6,524,790
840		Stepan Co	40,421
22,148	*	Stillwater Mining Co	396,449
17,846		Valspar Corp	1,339,342
1,674		Wausau Paper Corp	16,857
85,640	*	Worthington Industries, Inc	3,275,730
1,279		Zep, Inc	19,940
		TOTAL MATERIALS	95,752,543

MEDIA - 3.1%
54,707	e	Cablevision Systems Corp (Class A)	1,051,469
8,053		Cinemark Holdings, Inc	264,138
27,280		Clear Channel Outdoor Holdings, Inc (Class A)	205,964
43,980	*	DIRECTV	3,784,479
118,898	*	Discovery Communications, Inc (Class A)	10,131,299
16,548	*	Discovery Communications, Inc (Class C)	1,391,687
13,822	*,e	DreamWorks Animation SKG, Inc (Class A)	276,440
12,529	*	Entercom Communications Corp (Class A)	118,399
2,205		John Wiley & Sons, Inc (Class A)	132,498
84,679	*	Journal Communications, Inc (Class A)	921,308
169,774	*	Liberty Global plc	6,789,262
154,612	*	Liberty Global plc (Class A)	6,431,859
2,550	*	Madison Square Garden, Inc	151,317
175,414	*	McClatchy Co (Class A)	847,250
65,002		New York Times Co (Class A)	811,875
320		Scholastic Corp	11,334
4,280		Scripps Networks Interactive (Class A)	352,715
18,530	e	Sinclair Broadcast Group, Inc (Class A)	598,704
90,244		Time Warner Cable, Inc	13,094,404
203,392		Time Warner, Inc	16,885,604
10,000	e	World Wrestling Entertainment, Inc (Class A)	124,800
		TOTAL MEDIA	64,376,805

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
17,285	*,e	Affymetrix, Inc	148,651
112,563		Agilent Technologies, Inc	6,313,659
29,480	*	Akorn, Inc	1,000,256
22,070	*	Alexion Pharmaceuticals, Inc	3,508,909
145,707		Amgen, Inc	18,561,615
16,810	*,e	Auxilium Pharmaceuticals, Inc	336,536
28,060	*	AVANIR Pharmaceuticals, Inc	146,192
51,120	*	Biogen Idec, Inc	17,094,017
2,490	*,e	Bluebird Bio, Inc	83,166
349,959		Bristol-Myers Squibb Co	17,714,924
26,442	*	Cambrex Corp	557,133
17,776	*,e	Cepheid, Inc	669,089
70,841	*	Depomed, Inc	704,868
36,260	*	Endo International plc	2,432,321
259,504	*	Gilead Sciences, Inc	23,757,591
870	*,e	Immunogen, Inc	9,379
10,000	*,e	Immunomedics, Inc	32,400
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

54,979	*	Incyte Corp	$2,615,351
13,244	*	Ironwood Pharmaceuticals, Inc	196,011
348,885		Johnson & Johnson	34,919,900
89,450	*,e	MannKind Corp	747,802
444,758		Merck & Co, Inc	25,235,569
594	*	Mettler-Toledo International, Inc	152,741
73,818	*	Nektar Therapeutics	778,780
60,610	*,e	Opko Health, Inc	534,580
70,440	*,e	Orexigen Therapeutics, Inc	351,496
3,690	*	PerkinElmer, Inc	170,552
39,492	*	Salix Pharmaceuticals Ltd	5,209,390
37,321	*,e	Sangamo Biosciences, Inc	443,373
36,410	*,e	Sarepta Therapeutics, Inc	776,989
1,397		Techne Corp	130,368
45,370		Thermo Electron Corp	5,512,455
3,980	*	United Therapeutics Corp	361,941
32,848	*	Vertex Pharmaceuticals, Inc	2,920,516
101,301	*,e	Vivus, Inc	488,271
17,490	*	Waters Corp	1,809,166
10,913	*	Xenoport, Inc	46,817
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	176,472,774

REAL ESTATE - 4.0%
5,017		American Campus Communities, Inc	195,262
139,299		American Tower Corp	13,148,433
465,680		Annaly Capital Management, Inc	5,169,048
1,000		AvalonBay Communities, Inc	148,080
33,244		Boston Properties, Inc	3,970,996
55,874	*	CBRE Group, Inc	1,723,154
99,439		Crown Castle International Corp	7,376,385
2,518	e	Digital Realty Trust, Inc	162,134
4,441		Douglas Emmett, Inc	126,524
40,807		Duke Realty Corp	734,118
515		Equity One, Inc	11,958
42,314		Equity Residential	2,735,600
3,961		Federal Realty Investment Trust	483,638
74,779		First Industrial Realty Trust, Inc	1,349,761
1,693	*	Forest City Enterprises, Inc (Class A)	32,455
540		Franklin Street Properties Corp	6,555
169,785		HCP, Inc	7,051,171
31,160		Health Care REIT, Inc	1,982,711
2,950		Healthcare Realty Trust, Inc	72,865
234,074		Host Marriott Corp	5,088,769
4,700		Invesco Mortgage Capital, Inc	79,806
8		Jones Lang LaSalle, Inc	990
266		Kilroy Realty Corp	16,449
11,126		Liberty Property Trust	391,301
13,708		Macerich Co	891,157
5,761		Mid-America Apartment Communities, Inc	402,809
540		Piedmont Office Realty Trust, Inc	10,503
2,000		Plum Creek Timber Co, Inc	82,740
3,580		Post Properties, Inc	194,036
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

162,848		Prologis, Inc	$6,645,827
140		PS Business Parks, Inc	11,550
28,205	e	Ryman Hospitality Properties	1,346,789
83,502		Simon Property Group, Inc	14,044,201
500		UDR, Inc	14,540
31,154		Ventas, Inc	1,978,279
40,581		Vornado Realty Trust	4,302,398
297		Washington REIT	8,055
11,648		Weyerhaeuser Co	364,815
		TOTAL REAL ESTATE	82,355,862

RETAILING - 4.4%
2,432		Aaron’s, Inc	64,156
37,785		American Eagle Outfitters, Inc	402,788
8,703	*	Ann Taylor Stores Corp	319,835
14,405	*	AutoZone, Inc	7,447,817
5,640	*	Barnes & Noble, Inc	117,425
64,410	*	Bed Bath & Beyond, Inc	4,076,509
39,759		Best Buy Co, Inc	1,182,035
820		Big 5 Sporting Goods Corp	8,126
160	*	Blue Nile, Inc	4,120
250	e	Buckle, Inc	11,125
2,000	*,e	Cabela’s, Inc	116,720
23,204	*	Carmax, Inc	1,132,587
9		Chico’s FAS, Inc	142
550	*	Express Parent LLC	8,558
1,820		Finish Line, Inc (Class A)	47,848
20,496		Foot Locker, Inc	974,175
2	e	GameStop Corp (Class A)	84
153,911		Gap, Inc	6,173,370
77,264		Genuine Parts Co	6,399,005
8,830		GNC Holdings, Inc	289,712
15,540	*	HomeAway, Inc	539,549
11,044		HSN, Inc	617,249
78,417		Kohl’s Corp	4,198,446
227,850	*	Liberty Interactive Corp	6,391,193
7,610	*	LKQ Corp	199,040
274,544		Lowe’s Companies, Inc	13,136,930
60,520		Macy’s, Inc	3,497,451
300		Men’s Wearhouse, Inc	15,096
4,511	*	NetFlix, Inc	1,906,890
19,391	*	New York & Co, Inc	65,348
19,735		Nordstrom, Inc	1,366,254
2,593		Nutri/System, Inc	41,618
58,747	*	Office Depot, Inc	294,323
33,360	*	Orbitz Worldwide, Inc	295,236
2,957	*,e	Outerwall, Inc	162,694
560	e	Petsmart, Inc	38,158
10,219		Pier 1 Imports, Inc	153,898
4,920		Ross Stores, Inc	316,848
5,448	*	Sally Beauty Holdings, Inc	141,376
555		Shoe Carnival, Inc	9,879
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,270	*	Shutterfly, Inc	$703,796
3,780		Signet Jewelers Ltd	384,766
167,116		Staples, Inc	1,936,874
2,017		Stein Mart, Inc	26,181
181,161		Target Corp	10,795,384
4,975		Tiffany & Co	485,610
211,554		TJX Companies, Inc	11,273,713
33,636	*	TripAdvisor, Inc	3,190,038
5		Williams-Sonoma, Inc	335
		TOTAL RETAILING	90,960,310

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
15,350	*,e	Advanced Micro Devices, Inc	60,018
7,601		Analog Devices, Inc	377,238
571,848		Applied Materials, Inc	11,985,934
5,850	*	Cirrus Logic, Inc	131,215
2,000	*,e	Freescale Semiconductor Holdings Ltd	40,040
775,125		Intel Corp	26,268,986
430	*	International Rectifier Corp	10,681
6,210		Lam Research Corp	434,700
4,210	e	Microchip Technology, Inc	189,534
159,652	*	ON Semiconductor Corp	1,366,621
28,847		Skyworks Solutions, Inc	1,464,274
33,452	*,e	SunPower Corp	1,228,692
11,248	e	Teradyne, Inc	204,939
298,251		Texas Instruments, Inc	13,794,109
11,750	*	Triquint Semiconductor, Inc	211,265
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	57,768,246

SOFTWARE & SERVICES - 9.9%
163,751		Accenture plc	12,982,179
175,052	*	Adobe Systems, Inc	12,097,844
328		Advent Software, Inc	10,647
23,783	*,e	Angie’s List, Inc	198,112
67,934		AOL, Inc	2,618,856
63,895	*	Autodesk, Inc	3,408,798
23,158	*	Brightcove, Inc	137,790
33,560		Broadridge Financial Solutions, Inc	1,354,817
143,614		CA, Inc	4,147,572
1,110	*	Cadence Design Systems, Inc	18,681
243,292	*	Cognizant Technology Solutions Corp (Class A)	11,933,473
36,955		Compuware Corp	336,290
1,980	*	comScore, Inc	71,656
5,337		Convergys Corp	103,484
9,370	*,e	Conversant, Inc	218,977
54,410	*	Demand Media, Inc	295,446
1,309	*	E2open, Inc	21,180
1,124	e	Factset Research Systems, Inc	135,026
380		Fair Isaac Corp	21,717
1,614	*	FleetCor Technologies, Inc	214,323
8,970	*	Fortinet, Inc	220,213
37,670	*,e	Glu Mobile, Inc	211,329
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

43,054	*	Google, Inc	$24,609,666
42,509	*	Google, Inc (Class A)	24,636,091
570	*	Higher One Holdings, Inc	2,383
300	*	Infoblox, Inc	3,636
23,796	*	Informatica Corp	754,809
140,555		International Business Machines Corp	26,940,177
121,874		Intuit, Inc	9,990,012
360	e	j2 Global, Inc	17,611
7,278	*,e	Liquidity Services, Inc	98,180
605	*	LogMeIn, Inc	24,630
10,028		Marchex, Inc (Class B)	110,308
5,430	*,e	Marketo, Inc	148,510
1,000		MAXIMUS, Inc	41,360
12,089	e	Mercadolibre, Inc	1,118,232
46,850	*	Monster Worldwide, Inc	304,525
300	*,e	NetSuite, Inc	25,293
5,875	*,e	NeuStar, Inc (Class A)	163,677
545,184		Oracle Corp	22,019,982
19,002	*	QuinStreet, Inc	94,820
6,480	*,e	Rally Software Development Corp	65,902
2,376	*	Rosetta Stone, Inc	22,905
1,854	*	Rovi Corp	43,328
186,268	*	Salesforce.com, Inc	10,105,039
2,065	*	Seachange International, Inc	15,467
20,571	*,e	ServiceSource International LLC	91,130
2,310	*	SolarWinds, Inc	95,033
1,976	*	SPS Commerce, Inc	105,420
266	*	Stamps.com, Inc	8,414
538	*	Sykes Enterprises, Inc	11,137
303,129		Symantec Corp	7,172,032
1,650	*	Syntel, Inc	142,511
4,529	*	Tangoe, Inc	62,500
5,470	*	Teradata Corp	230,615
2,810	*	Ultimate Software Group, Inc	379,097
4,890	*	Unisys Corp	104,108
856,923		Xerox Corp	11,362,799
7,710	*	Xoom Corp	166,999
357,070	*	Yahoo!, Inc	12,786,677
		TOTAL SOFTWARE & SERVICES	204,833,425

TECHNOLOGY HARDWARE & EQUIPMENT - 4.6%
330		Adtran, Inc	7,339
34,604	*	Aruba Networks, Inc	618,027
1,070		Belden CDT, Inc	72,653
1,524	*	Benchmark Electronics, Inc	36,805
3,317		Black Box Corp	68,662
690	*	Calix Networks, Inc	6,410
2,299	*	Checkpoint Systems, Inc	28,140
888,632		Cisco Systems, Inc	22,420,185
1,960		Cognex Corp	80,321
180		Coherent, Inc	10,604
111,909		Corning, Inc	2,199,012
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

83,752	*,e	Cray, Inc	$2,221,103
3,093	*	Digi International, Inc	25,548
1,190	*	DTS, Inc	21,527
538,212		EMC Corp	15,769,612
1,110		FEI Co	85,026
30,351	*,e	Finisar Corp	598,825
13,898	*	Flextronics International Ltd	144,400
460,856		Hewlett-Packard Co	16,411,082
11,040	*	Ingram Micro, Inc (Class A)	316,848
2,970	*	Insight Enterprises, Inc	78,022
5,777		InterDigital, Inc	254,708
7,022	e	IPG Photonics Corp	472,932
350	*	Itron, Inc	12,593
15,050		Jabil Circuit, Inc	300,398
1,916	*	Kemet Corp	9,446
14,044		Lexmark International, Inc (Class A)	674,533
212		Littelfuse, Inc	18,427
60,397		Motorola, Inc	3,846,081
417		National Instruments Corp	13,277
1,478	*	Netgear, Inc	46,276
14,946	*	Oplink Communications, Inc	284,871
500	*	OSI Systems, Inc	33,150
281	*	Plexus Corp	11,052
13,750	*	QLogic Corp	125,125
284,033		Qualcomm, Inc	20,933,232
5,980	*,e	RealD, Inc	63,209
610	*	Rofin-Sinar Technologies, Inc	13,316
270	*	Scansource, Inc	9,669
105,374		Seagate Technology, Inc	6,174,916
1,340	*,e	Silicon Graphics International Corp	12,743
15,095	*	Super Micro Computer, Inc	395,036
1,993	*	Tech Data Corp	125,141
3,218	*	TTM Technologies, Inc	24,167
2,515	*,e	Universal Display Corp	77,110
3,451	*	Vishay Precision Group, Inc	49,798
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	95,201,357

TELECOMMUNICATION SERVICES - 2.0%
5,000	*	Boingo Wireless, Inc	30,550
306,463		CenturyTel, Inc	12,025,608
48,437	*	Cincinnati Bell, Inc	184,545
2,650		Consolidated Communications Holdings, Inc	59,307
67,259	*,e	Iridium Communications, Inc	550,179
8,320	*	Level 3 Communications, Inc	365,913
1,078,362	*	Sprint Corp	7,925,961
18,216	*	tw telecom inc (Class A)	742,120
396,083		Verizon Communications, Inc	19,970,505
5,170	*	Vonage Holdings Corp	17,991
		TOTAL TELECOMMUNICATION SERVICES	41,872,679

TRANSPORTATION - 2.5%
63,224		Alaska Air Group, Inc	2,779,959
158		Allegiant Travel Co	18,606
387		Amerco, Inc	101,843
310		Arkansas Best Corp	9,836
33,875	*	Avis Budget Group, Inc	1,903,436
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

490		CH Robinson Worldwide, Inc	$33,055
342,581		CSX Corp	10,250,024
2,060	*	Echo Global Logistics, Inc	45,341
8		Expeditors International of Washington, Inc	346
1,903	*	Genesee & Wyoming, Inc (Class A)	189,786
1,000	*	Hertz Global Holdings, Inc	28,220
180		Landstar System, Inc	11,903
80,755		Norfolk Southern Corp	8,209,553
9		Ryder System, Inc	775
92,052		Southwest Airlines Co	2,603,231
105,722		Union Pacific Corp	10,393,530
157,325		United Parcel Service, Inc (Class B)	15,274,684
		TOTAL TRANSPORTATION	51,854,128

UTILITIES - 3.4%
7,880		American States Water Co	240,734
3,470		American Water Works Co, Inc	165,762
76,142	*	Calpine Corp	1,678,170
74,236		Centerpoint Energy, Inc	1,805,419
1,701		Chesapeake Utilities Corp	110,718
110,483		Cleco Corp	6,158,322
133,325		Consolidated Edison, Inc	7,478,199
62,116		Duke Energy Corp	4,480,427
2,130		Integrys Energy Group, Inc	139,643
10,413		ITC Holdings Corp	375,909
5,397		MDU Resources Group, Inc	170,059
25,938		MGE Energy, Inc	975,788
6,859		New Jersey Resources Corp	350,358
130,495		NextEra Energy, Inc	12,252,176
180,037		NiSource, Inc	6,783,794
96,934		Northeast Utilities	4,255,403
2,044		Northwest Natural Gas Co	88,342
290	e	Ormat Technologies, Inc	7,479
255,868		Pepco Holdings, Inc	6,870,056
65,408		Piedmont Natural Gas Co, Inc	2,269,003
8,480		Pinnacle West Capital Corp	453,595
12,539		Public Service Enterprise Group, Inc	440,997
77,538		Sempra Energy	7,731,314
6,188		SJW Corp	165,900
18,724		South Jersey Industries, Inc	1,003,045
26,660		TECO Energy, Inc	465,484
2,730		UGI Corp	132,514
1,494		Unitil Corp	47,808
270		UNS Energy Corp	16,313
1,260		Vectren Corp	47,993
14,518		WGL Holdings, Inc	565,912
11,774		Wisconsin Energy Corp	513,111
38,029		Xcel Energy, Inc	1,171,293
		TOTAL UTILITIES	69,411,040

		TOTAL COMMON STOCKS	2,055,108,043
		(Cost $1,401,670,886)
72

TIAA-CREF FUNDS - Social Choice Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.3%
TREASURY DEBT - 0.3%
$700,000	United States Treasury Bill	0.080%	09/04/14	$699,947
1,600,000	United States Treasury Bill	0.100	04/30/15	1,599,184
2,600,000	United States Treasury Bill	0.093	05/28/15	2,598,159
	TOTAL TREASURY DEBT			4,897,290

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%
GOVERNMENT AGENCY DEBT - 0.3%
7,000,000	Federal Home Loan Bank (FHLB)	0.060	09/19/14	6,999,428
	TOTAL GOVERNMENT AGENCY DEBT			6,999,428
TREASURY DEBT - 1.7%
3,000,000	United States Treasury Bill	0.085	08/21/14	2,999,859
19,000,000	United States Treasury Bill	0.080	03/05/15	18,992,875
13,500,000	United States Treasury Bill	0.090	05/28/15	13,490,442
	TOTAL TREASURY DEBT			35,483,176

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED			42,482,604

	TOTAL SHORT-TERM INVESTMENTS			47,379,894
	(Cost $47,376,776)

	TOTAL INVESTMENTS - 101.9%			2,102,487,937
	(Cost $1,449,047,662)
	OTHER ASSETS & LIABILITIES, NET - (1.9)%			(38,550,347)
	NET ASSETS - 100.0%			$2,063,937,590

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $48,827,683.
73

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CORPORATE BONDS - 0.1%

HONG KONG - 0.1%
$534,000	m	Asia Pacific Investment Partners	8.000%	04/29/16	$534,000
		TOTAL HONG KONG			534,000

		TOTAL CORPORATE BONDS			534,000
		(Cost $534,000)

SHARES		COMPANY

COMMON STOCKS - 99.4%

AUSTRALIA - 1.2%
1,027,324		Echo Entertainment Group Ltd			3,147,138
403,814		Oil Search Ltd			3,531,923
345,670	*	Sirius Resources NL			1,238,152
450,106		Western Areas NL			2,079,073
		TOTAL AUSTRALIA			9,996,286

BRAZIL - 11.0%
871,447		AMBEV S.A.			6,018,986
320,600	*	Banco Bradesco S.A. (Preference)			4,890,784
864,809		Banco Itau Holding Financeira S.A.			13,379,524
344,700		BM&F Bovespa S.A.			1,839,919
99,300		Cia Brasileira de Distribuicao Grupo Pao de Acucar			4,792,661
464,020		Cielo S.A.			8,487,859
371,000	*	Gol Linhas Aereas Inteligentes S.A.			2,245,214
267,900		Hypermarcas S.A.			2,136,115
159,200		Kepler Weber S.A.			3,406,792
139,800		Kroton Educacional S.A.			3,723,068
173,200		Linx S.A.			4,122,446
178,733		Multiplan Empreendimentos Imobiliarios S.A.			4,246,263
167,900		Perdigao S.A.			4,107,306
1,016,445		Petroleo Brasileiro S.A.			8,059,877
254,100		Smiles S.A.			4,424,000
168,100		Totvus S.A.			2,903,731
178,000		Ultrapar Participacoes S.A.			4,099,394
620,300		Vale S.A.			8,899,511
		TOTAL BRAZIL			91,783,450

CHILE - 0.2%
1,096,899		Parque Arauco S.A.			2,050,442
		TOTAL CHILE			2,050,442
74

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

CHINA - 13.8%
10,495,000		Agricultural Bank of China	$5,084,306
487,500	e	Anhui Conch Cement Co Ltd	1,823,888
14,862	*	Baidu, Inc (ADR)	3,210,935
400,000		Beijing Enterprises Holdings Ltd	3,483,154
2,603,000		China Animal Healthcare Ltd	1,709,481
5,337,000	e	China Cinda Asset Management Co Ltd	3,041,717
2,112,000	e	China Everbright International Ltd	2,819,609
2,605,000		China Medical System Holdings Ltd	3,236,902
1,025,000		China Mengniu Dairy Co Ltd	4,962,064
552,000		China Mobile Hong Kong Ltd	6,031,507
2,308,000	e	China Overseas Land & Investment Ltd	7,018,182
3,329,000		CNOOC Ltd	5,888,562
3,088,000	e	CPMC Holdings Ltd	2,662,067
5,723,000		Greatview Aseptic Packaging Co	4,504,526
6,330,000		Huadian Fuxin Energy Corp Ltd	3,221,233
494,000	e	Huadian Power International Co	304,584
8,974,000	e	Huaneng Renewables Corp Ltd	2,973,657
16,667,834		Industrial & Commercial Bank of China	11,367,755
86,724	*	JD.com, Inc (ADR)	2,478,572
595,500		Ping An Insurance Group Co of China Ltd	5,059,962
805,000	e	Shanghai Fosun Pharmaceutical Group Co Ltd	2,651,147
1,008,000		Shenzhou International Group Holdings Ltd	3,173,391
1,457,300		Tencent Holdings Ltd	23,666,180
574,000		Xinao Gas Holdings Ltd	4,060,018
		TOTAL CHINA	114,433,399
COLOMBIA - 1.5%
169,166		BanColombia S.A. (Preference)	2,614,001
548,915		Cementos Argos S.A.	3,217,307
374,592	*	Cemex Latam Holdings S.A.	3,692,538
243,381		Grupo Argos S.A.	2,954,168
		TOTAL COLOMBIA	12,478,014

CZECH REPUBLIC - 0.4%
14,273		Komercni Banka AS	3,094,489
		TOTAL CZECH REPUBLIC	3,094,489

GREECE - 3.2%
234,772		Aegean Airlines S.A.	1,961,678
10,722,693	*	Eurobank Ergasias SA	4,808,196
180,685		Eurobank Properties Real Estate Investment Co	2,296,070
187,103	*	Hellenic Telecommunications Organization S.A.	2,564,744
119,431		JUMBO S.A.	1,791,150
1,121,852	*	National Bank of Greece S.A.	3,571,405
195,786		OPAP S.A.	3,190,626
2,170,412	*	Piraeus Bank S.A.	4,560,025
140,827		Public Power Corp	2,055,666
		TOTAL GREECE	26,799,560
75

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 3.6%
850,200		AIA Group Ltd	$4,554,859
22,290	*,m	Asia Pacific Investment Partners Limited	169,578
1,730,000		China Gas Holdings Ltd	3,337,568
1,643,400	*,e,m	China Metal Recycling Holdings Ltd	2,120
47,721,000		Lai Fung Holdings Ltd	1,115,747
68,898,000		Lai Sun Development	1,729,818
5,569,000	e	Lee & Man Paper Manufacturing Ltd	3,378,339
74,245		Melco PBL Entertainment Macau Ltd (ADR)	2,464,934
3,363,000		Noble Group Ltd	3,807,027
424,800		Sands China Ltd	3,118,750
3,694,254	*	Summit Ascent Holdings Ltd	2,502,462
1,325,500		Techtronic Industries Co	3,972,897
		TOTAL HONG KONG	30,154,099

INDIA - 10.5%
569,967		Bharat Forge Ltd	6,772,625
742,478	*	DEN Networks Ltd	2,556,324
680,764		DLF Ltd	2,201,543
289,693		Eros International Media Ltd	1,044,271
147,419		Havells India Ltd	2,905,071
156,242		HCL Technologies Ltd	4,006,575
106,827		HDFC Bank Ltd	1,461,013
224,101		ICICI Bank Ltd	5,408,567
1,093,322		Idea Cellular Ltd	2,819,222
234,440		IndusInd Bank Ltd	2,143,808
431,671		IRB Infrastructure Developers Ltd	1,820,738
133,793	*	Just Dial Ltd	3,674,823
185,089		Larsen & Toubro Ltd	4,556,955
181,421		Lupin Ltd	3,536,226
624,180		Motherson Sumi Systems Ltd	3,742,924
883,261		Mundra Port and Special Economic Zone Ltd	3,776,287
455,936		Phoenix Mills Ltd	2,657,759
1,178,178		Power Grid Corp of India Ltd	2,580,835
385,580		Reliance Industries Ltd	6,369,012
581,784		Sun Pharmaceutical Industries Ltd	7,563,871
599,703		Tata Motors Ltd	4,389,205
517,201		Tata Steel Ltd	4,696,673
98,815		Tech Mahindra Ltd	3,497,314
21,163		United Spirits Ltd	823,791
531,175		ZEE Telefilms Ltd	2,539,551
		TOTAL INDIA	87,544,983

INDONESIA - 2.5%
2,667,900		Bank Rakyat Indonesia	2,558,972
5,177,200		PT Astra International Tbk	3,418,736
1,854,100		PT Bank Mandiri Persero Tbk	1,613,355
6,869,000		PT Cardig Aero Services Tbk	634,837
710,700		PT Indocement Tunggal Prakarsa Tbk	1,538,589
2,321,300		PT Jasa Marga Tbk	1,266,301
2,046,129		PT Matahari Department Store Tbk	2,545,667
6,324,200		PT Perusahaan Gas Negara Persero Tbk	3,183,255
2,318,300		PT Tambang Batubara Bukit Asam Tbk	2,294,408
5,271,700		PT Vale Indonesia Tbk	1,799,421
		TOTAL INDONESIA	20,853,541
76

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

JAPAN - 0.4%
51,800		Softbank Corp	$3,723,811
		TOTAL JAPAN	3,723,811

KOREA, REPUBLIC OF - 12.4%
11,214		CJ O Shopping Co Ltd	4,290,044
57,459		Halla Climate Control Corp	2,833,435
138,310	*	Hanjin Kal Corp	3,476,185
231,467	*	Hynix Semiconductor, Inc	10,071,027
45,746		Hyundai Motor Co	10,829,406
61,032		IMARKETKOREA, Inc	1,878,847
6,361		KCC Corp	3,744,531
23,094		LG Chem Ltd	6,462,642
14,843		LG Hausys Ltd	2,717,626
11,968		Naver Corp	8,545,705
98,401		Samsung Card Co	4,579,945
18,609		Samsung Electronics Co Ltd	24,084,024
49,595		Samsung Engineering Co Ltd	3,323,180
158,911		Shinhan Financial Group Co Ltd	7,848,251
7,800		Shinsegae Co Ltd	1,764,633
74,024		Woongjin Coway Co Ltd	6,380,747
		TOTAL KOREA, REPUBLIC OF	102,830,228

MEXICO - 6.6%
2,055,100		Alfa S.A. de C.V. (Class A)	5,616,548
131,989		Alsea SAB de C.V.	449,182
3,155,600		America Movil S.A. de C.V. (Series L)	3,721,316
6,186,804	*,e	Cemex S.A. de C.V.	7,759,244
594,831		Concentradora Fibra Danhos S.A. de C.V.	1,624,312
1,241,000		Credito Real SAB de C.V.	2,811,494
610,300		Fomento Economico Mexicano S.A. de C.V.	5,740,606
1,053,000	*	Genomma Lab Internacional S.A. de C.V.	2,814,903
233,600	*	Gruma SAB de C.V.	2,556,524
1,102,180		Grupo Financiero Banorte S.A. de C.V.	7,325,078
1,571,200		Grupo Mexico S.A. de C.V. (Series B)	5,582,395
1,000,200		Grupo Televisa S.A.	7,131,532
1,009,072		Mexico Real Estate Management S.A. de C.V.	2,036,463
		TOTAL MEXICO	55,169,597

PERU - 0.2%
544,251		Alicorp S.A.	1,622,455
		TOTAL PERU	1,622,455

PHILIPPINES - 3.3%
6,387,800	*	Emperador, Inc	1,692,444
3,376,700		First Gen Corp	1,721,361
145,450		GT Capital Holdings, Inc	2,970,350
2,303,300		Holcim Philippines, Inc	716,205
1,554,700		International Container Term Services, Inc	4,034,637
77

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

22,190,000		Megaworld Corp	$2,150,087
1,554,753		Metropolitan Bank & Trust	3,057,352
91,842		Philippine Stock Exchange, Inc	586,792
3,114,600		Robinsons Land Corp	1,614,640
1,332,220		Robinsons Retail Holdings, Inc	2,000,422
7,715,475		SM Prime Holdings	2,702,999
1,136,277		Universal Robina	4,209,307
		TOTAL PHILIPPINES	27,456,596

POLAND - 0.4%
552,896		Energa S.A.	3,566,899
		TOTAL POLAND	3,566,899

ROMANIA - 0.2%
119,831		Societatea Nationala de Gaze Naturale ROMGAZ S.A. (GDR) (Registered)	1,257,027
		TOTAL ROMANIA	1,257,027

RUSSIA - 4.6%
101,489		Eurasia Drilling Co Ltd (GDR)	3,079,176
1,066,658		Gazprom OAO (ADR)	7,783,073
286,401	*	Lenta Ltd (ADR)	3,508,412
103,939		LUKOIL (ADR)	5,794,724
106,683		Magnit OAO (GDR)	6,255,744
205,252		MMC Norilsk Nickel (ADR)	4,013,947
23,537		NovaTek OAO (GDR)	2,435,650
72,531		QIWI plc (ADR)	2,614,743
90,488	*	Yandex NV	2,739,977
		TOTAL RUSSIA	38,225,446

SINGAPORE - 1.6%
2,060,800	e	Ezion Holdings Ltd	3,529,236
1,218,000		Global Logistic Properties	2,711,471
2,919,000		Pacific Radiance Ltd	3,237,013
1,235,000		Parkson Retail Asia Ltd	748,430
1,090,000		Petra Foods Ltd	3,442,565
		TOTAL SINGAPORE	13,668,715

SOUTH AFRICA - 4.3%
1,068,463	*	Alexander Forbes Group Holdings Ltd	866,887
323,263	*	AngloGold Ashanti Ltd	5,542,793
306,597		Barclays Africa Group Ltd	4,770,416
271,006		MTN Group Ltd	5,609,656
84,014		Naspers Ltd (N Shares)	10,331,791
147,370		Sasol Ltd	8,500,790
		TOTAL SOUTH AFRICA	35,622,333

SRI LANKA - 0.3%
1,333,232		John Keells Holdings plc	2,425,724
		TOTAL SRI LANKA	2,425,724
78

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

TAIWAN - 8.2%
1,874,000		Advanced Semiconductor Engineering, Inc	$2,225,549
349,000		Airtac International Group	3,278,393
457,000		Catcher Technology Co Ltd	3,735,260
110,454		ChipMOS TECHNOLOGIES Bermuda Ltd	2,597,878
749,000		Delta Electronics, Inc	5,089,785
1,829,000		Epistar Corp	3,982,091
2,481,509		Hon Hai Precision Industry Co, Ltd	8,503,355
1,294,000		Hota Industrial Manufacturing Co Ltd	2,168,156
98,000		Largan Precision Co Ltd	7,528,752
618,000		MediaTek, Inc	9,564,250
4,805,000		Taiwan Semiconductor Manufacturing Co Ltd	19,264,601
		TOTAL TAIWAN	67,938,070

THAILAND - 2.5%
3,016,473		Beauty Community PCL (ADR)	2,226,240
3,057,700		MC Group PCL (ADR)	1,771,836
4,017,910		Minor International PCL (Foreign)	4,020,454
257,600		Siam Cement PCL (ADR)	3,463,407
993,200		Siam Commercial Bank PCL (Foreign)	5,466,947
182,000		Thai Stanley Electric PCL (ADR)	1,258,300
1,224,100		Thai Union Frozen Products PCL (ADR)	2,482,971
		TOTAL THAILAND	20,690,155

TURKEY - 2.3%
379,430		Arcelik AS	2,400,630
128,132		Coca-Cola Icecek AS	3,214,382
703,227		Haci Omer Sabanci Holding AS	3,277,452
269,911		TAV Havalimanlari Holding AS	2,215,060
291,160		Tofas Turk Otomobil Fabrik	1,802,903
814,384		Turk Hava Yollari	2,443,637
859,286		Turkiye Garanti Bankasi AS	3,538,732
		TOTAL TURKEY	18,892,796

UNITED ARAB EMIRATES - 1.8%
206,709		Al Noor Hospitals Group plc	3,549,194
1,770,597		Emaar Properties PJSC	4,690,502
933,307		First Gulf Bank PJSC	4,606,325
270,420		NMC Health plc	2,145,785
		TOTAL UNITED ARAB EMIRATES	14,991,806

UNITED KINGDOM - 1.4%
1,353,260	*	Afren plc	2,508,589
124,743		Antofagasta plc	1,697,446
94,408		SABMiller plc (Johannesburg)	5,139,972
387,005	*	Stock Spirits Group plc	1,964,420
		TOTAL UNITED KINGDOM	11,310,427

UNITED STATES - 0.8%
188,953	*	Eros International plc	2,771,940
115,059		Southern Copper Corp (NY)	3,780,839
		TOTAL UNITED STATES	6,552,779
79

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

VIETNAM - 0.2%
448,340	*	Masan Group Corp	$1,877,575
		TOTAL VIETNAM	1,877,575

		TOTAL COMMON STOCKS	827,010,702
		(Cost $727,658,197)

PREFERRED STOCKS - 0.0%

INDIA - 0.0%
11,154,675		Zee Entertainment Enterprises Ltd	147,445
		TOTAL INDIA	147,445

PHILIPPINES - 0.0%
1,721,900	*,m	Ayala Land, Inc (Preferred B)	3,960
		TOTAL PHILIPPINES	3,960

		TOTAL PREFERRED STOCKS	151,405
		(Cost $123,032)

RIGHTS / WARRANTS - 0.1%
GREECE - 0.1%
923,635		Piraeus Bank S.A.	1,012,934
		TOTAL GREECE	1,012,934

		TOTAL RIGHTS / WARRANTS	1,012,934
		(Cost $812,067)

SHORT-TERM INVESTMENTS - 3.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
24,538,418	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	24,538,418
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	24,538,418
		TOTAL SHORT-TERM INVESTMENTS	24,538,418
		(Cost $24,538,418)

		TOTAL INVESTMENTS - 102.6%	853,247,459
		(Cost $753,665,714)
		OTHER ASSETS & LIABILITIES, NET - (2.6)%	(21,801,879)
		NET ASSETS - 100.0%	$831,445,580

Abbreviation(s):
ADR American Depositary Receipt
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $20,561,208.
m	Indicates a security that has been deemed illiquid.
80

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2014

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$175,325,448	21.1%
INFORMATION TECHNOLOGY	164,116,860	19.7
CONSUMER DISCRETIONARY	124,323,395	15.0
MATERIALS	81,505,290	9.8
CONSUMER STAPLES	68,548,722	8.2
ENERGY	68,368,454	8.2
INDUSTRIALS	67,838,031	8.2
HEALTH CARE	27,207,509	3.3
UTILITIES	27,005,076	3.2
TELECOMMUNICATION SERVICES	24,470,256	2.9
SHORT-TERM INVESTMENTS	24,538,418	3.0
OTHER ASSETS & LIABILITIES, NET	(21,801,879)	(2.6)

NET ASSETS	$831,445,580	100.0%
81

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.8%

AUSTRALIA - 8.1%
15,902		AGL Energy Ltd	$216,759
420,263		Australia & New Zealand Banking Group Ltd	13,121,283
111,078		BHP Billiton Ltd	3,943,983
143,563		Brambles Ltd	1,242,840
51,667		Commonwealth Bank of Australia	3,985,061
38,865		Computershare Ltd	469,016
46,308		CSL Ltd	2,885,150
1,174,157		DB RREEF Trust	1,290,058
724,922		Federation Centres	1,723,376
2,979	e	Flight Centre Ltd	129,959
2,188,973	e	Fortescue Metals Group Ltd	9,813,680
682,797		Insurance Australia Group Ltd	3,973,794
104,663		Leighton Holdings Ltd	2,128,611
291,977		Metcash Ltd	789,582
11,431		National Australia Bank Ltd	371,160
114,040		Orica Ltd	2,303,274
286,111	*	Scentre Group	904,002
9,547		Sonic Healthcare Ltd	159,684
459,901		SP AusNet	572,861
45,715		Suncorp-Metway Ltd	601,063
810,120		Telstra Corp Ltd	4,108,205
68,639		Wesfarmers Ltd	2,779,479
466,281		Westpac Banking Corp	14,827,755
109,034		Woodside Petroleum Ltd	4,280,015
129,348		Woolworths Ltd	4,408,738
		TOTAL AUSTRALIA	81,029,388

AUSTRIA - 0.2%
77,055	*,e,m	Immoeast AG.	0
40,227		Voestalpine AG.	1,770,299
		TOTAL AUSTRIA	1,770,299

BELGIUM - 1.2%
79,582		Ageas	2,856,278
89,590		InBev NV	9,669,691
		TOTAL BELGIUM	12,525,969

CHINA - 0.0%
444,000	e	Yangzijiang Shipbuilding	385,919
		TOTAL CHINA	385,919

DENMARK - 1.7%
967		AP Moller - Maersk AS (Class A)	2,170,071
3,650		AP Moller - Maersk AS (Class B)	8,509,311
82

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

20,301		Coloplast AS	$1,716,504
38,519		Novo Nordisk AS	1,773,112
34,973		Pandora AS	2,393,235
6,481		TrygVesta AS	652,977
		TOTAL DENMARK	17,215,210

FINLAND - 1.1%
5,000		Fortum Oyj	128,549
24,482	e	Kone Oyj (Class B)	1,029,412
98,985		Neste Oil Oyj	1,829,133
411,068		Stora Enso Oyj (R Shares)	3,693,464
282,227		UPM-Kymmene Oyj	4,599,893
		TOTAL FINLAND	11,280,451

FRANCE - 9.2%
434,701		AXA S.A.	9,987,104
3,768		BNP Paribas	250,020
35,152		Cap Gemini S.A.	2,548,987
20,721		Carrefour S.A.	715,595
34,684		Casino Guichard Perrachon S.A.	4,180,292
49,717		CNP Assurances	976,766
589,271		Credit Agricole S.A.	7,971,308
101,388		Electricite de France	3,275,220
50,187		Eutelsat Communications	1,733,163
73,407		Gaz de France	1,892,763
145,567		Groupe Eurotunnel S.A.	1,926,403
12,358		Imerys S.A.	964,942
76,421		Michelin (C.G.D.E.) (Class B)	8,383,346
280,315		Natixis	1,811,349
74,297		Renault S.A.	6,202,318
123,872		Safran S.A.	7,279,618
43,257		Sanofi-Aventis	4,541,588
5,897		Schneider Electric S.A.	499,809
52,661		SCOR	1,694,042
151,224	*	Total S.A.	9,753,142
40,970		Valeo S.A.	4,908,928
154,483		Vinci S.A.	10,661,320
		TOTAL FRANCE	92,158,023

GERMANY - 8.5%
79,477		Allianz AG.	13,231,812
92,089		BASF AG.	9,530,653
26,310		Bayer AG.	3,470,460
47,516		Continental AG.	10,233,254
130,001		Daimler AG. (Registered)	10,727,515
373,539		Deutsche Lufthansa AG.	6,589,266
61,301		Deutsche Post AG.	1,961,305
31,257		Hannover Rueckversicherung AG.	2,668,211
9,126		Henkel KGaA (Preference)	1,014,813
2,795		Hochtief AG.	234,400
221,366		Infineon Technologies AG.	2,439,126
71,508		Merck KGaA	6,323,451
83

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

47,430		Muenchener Rueckver AG.	$10,063,322
32,992		ProSiebenSat. Media AG.	1,383,303
2,731		SAP AG.	214,634
21,059		Siemens AG.	2,600,705
140,150		Telefonica Deutschland Holding AG.	1,095,768
6,471		Volkswagen AG.	1,492,331
		TOTAL GERMANY	85,274,329

HONG KONG - 2.9%
13,700		ASM Pacific Technology	145,573
1,149,000		BOC Hong Kong Holdings Ltd	3,603,681
128,000		Cheung Kong Holdings Ltd	2,472,896
277,000		Galaxy Entertainment Group Ltd	2,329,476
457,600	e	Henderson Land Development Co Ltd	2,902,611
403,000		Hong Kong Electric Holdings Ltd	3,599,678
143,530		Hong Kong Exchanges and Clearing Ltd	3,215,175
95,000		Hutchison Whampoa Ltd	1,288,716
200,000		Hysan Development Co Ltd	957,359
692,500		Link REIT	3,928,934
994,000		Noble Group Ltd	1,125,241
149,000		NWS Holdings Ltd	275,660
46,000		Sands China Ltd	337,718
1,120,000		SJM Holdings Ltd	2,992,263
		TOTAL HONG KONG	29,174,981

IRELAND - 0.2%
5,507		Kerry Group plc (Class A)	409,265
21,000		Ryanair Holdings plc (ADR)	1,112,790
10,010		Shire Ltd	823,907
		TOTAL IRELAND	2,345,962

ISRAEL - 0.5%
167,181		Bank Hapoalim Ltd	975,208
182,220		Bezeq Israeli Telecommunication Corp Ltd	339,297
1,524		Delek Group Ltd	597,973
44,593		Israel Chemicals Ltd	362,597
55,672		Teva Pharmaceutical Industries Ltd	2,981,007
		TOTAL ISRAEL	5,256,082

ITALY - 2.8%
184,670		Assicurazioni Generali S.p.A.	3,854,607
307,229		Autostrade S.p.A.	8,131,199
382,857		ENI S.p.A.	9,742,144
580,545		Fondiaria-Sai S.p.A	1,757,427
355,446		Snam Rete Gas S.p.A.	2,095,312
323,846		UniCredit S.p.A	2,526,361
		TOTAL ITALY	28,107,050

JAPAN - 20.3%
26,500		Alfresa Holdings Corp	1,582,064
1,178,000		Aozora Bank Ltd	4,002,945
84

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

11,400		Bridgestone Corp	$411,430
33,500	*	Canon, Inc	1,095,961
69,800		Central Japan Railway Co	9,913,126
105,300		Chugoku Electric Power Co, Inc	1,400,030
247,000		Dai Nippon Printing Co Ltd	2,533,810
351,100		Daiichi Sankyo Co Ltd	6,384,287
29,800		Daikin Industries Ltd	2,046,633
362,000		Daiwa House Industry Co Ltd	7,348,316
1,042,000		Daiwa Securities Group, Inc	8,748,613
45,500		Denso Corp	2,098,714
476,000		Fuji Electric Holdings Co Ltd	2,454,360
86,000		Fuji Heavy Industries Ltd	2,452,486
487,000		Fukuoka Financial Group, Inc	2,491,360
52,600	e	GungHo Online Entertainment Inc	296,127
89,200		Hitachi Chemical Co Ltd	1,569,021
641,000		Hitachi Ltd	4,968,263
75,900	*	Hokuriku Electric Power Co	982,950
51,500		Hoya Corp	1,667,495
100,200		Itochu Corp	1,275,820
73	*	Japan Retail Fund Investment Corp	160,862
147,000		Japan Tobacco, Inc	5,169,625
55,500		KDDI Corp	3,190,300
123,600		Kirin Brewery Co Ltd	1,732,531
664,000		Kobe Steel Ltd	1,080,871
408,000		Komatsu Ltd	9,048,342
45,000		Kubota Corp	592,438
45,400		Lawson, Inc	3,399,835
11,500		LIXIL Group Corp	278,781
14,300		Maruichi Steel Tube Ltd	395,842
11,700		Matsushita Electric Industrial Co Ltd	145,881
50,300		Mediceo Paltac Holdings Co Ltd	633,915
194,400		Millea Holdings, Inc	6,113,251
11,000		Mitsubishi Corp	231,790
466,000		Mitsubishi Electric Corp	6,151,915
121,100		Mitsubishi UFJ Financial Group, Inc	714,163
56,100		Mitsubishi UFJ Lease & Finance Co Ltd	314,222
79,900		Mitsui & Co Ltd	1,281,388
2,777,400		Mizuho Financial Group, Inc	5,392,243
64,000		NGK Spark Plug Co Ltd	1,913,437
152,000		Nippon Meat Packers, Inc	3,111,530
399,000		Nippon Steel Corp	1,204,844
50,800		Nippon Telegraph & Telephone Corp	3,373,336
48,600		Nissan Motor Co Ltd	476,786
68,100		Nomura Holdings, Inc	429,954
28,100		Nomura Real Estate Holdings, Inc	522,100
37,600		NTT DoCoMo, Inc	659,359
182,500		ORIX Corp	2,949,432
502,000		Osaka Gas Co Ltd	2,087,962
52,500		Otsuka Corp	2,392,076
125,400		Otsuka Holdings KK	3,993,085
226,700		Resona Holdings, Inc	1,263,303
433,800		Ricoh Co Ltd	4,965,929
85

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

25,200		Rohm Co Ltd	$1,420,661
127,800		Seiko Epson Corp	5,470,591
178,000		Sekisui Chemical Co Ltd	2,134,301
362,400	e	Sekisui House Ltd	4,756,455
212,100		Showa Shell Sekiyu KK	2,392,164
61,100		Softbank Corp	4,392,372
488,000		Sumitomo Metal Mining Co Ltd	8,129,705
11,100		Suzuki Motor Corp	370,407
13,500		Tohoku Electric Power Co, Inc	147,412
118,000		Toto Ltd	1,479,097
61,600		Toyota Industries Corp	3,001,043
340,200		Toyota Motor Corp	20,085,411
64,400		Toyota Tsusho Corp	1,790,367
35,600		West Japan Railway Co	1,614,684
58,800		Yamaha Corp	895,988
232,900		Yamaha Motor Co Ltd	3,858,199
		TOTAL JAPAN	203,033,996

MACAU - 0.2%
584,000		MGM China Holdings Ltd	2,135,482
		TOTAL MACAU	2,135,482

NETHERLANDS - 4.2%
76,121		Akzo Nobel NV	5,482,507
428,350		Koninklijke Ahold NV	7,468,848
276,458		Royal Dutch Shell plc (A Shares)	11,366,808
180,829		Royal Dutch Shell plc (B Shares)	7,786,819
233,784		Unilever NV	9,621,615
		TOTAL NETHERLANDS	41,726,597

NEW ZEALAND - 0.1%
55,735		Contact Energy Ltd	261,727
79,639		Ryman Healthcare Ltd	545,765
		TOTAL NEW ZEALAND	807,492

NORWAY - 1.2%
235,115		DNB NOR Holding ASA	4,166,609
135,590		Statoil ASA	3,874,426
165,140		Telenor ASA	3,800,373
		TOTAL NORWAY	11,841,408

PORTUGAL - 0.5%
997,236		Energias de Portugal S.A.	4,670,140
		TOTAL PORTUGAL	4,670,140

SINGAPORE - 1.3%
276,000		CapitaMall Trust	434,860
821,000		ComfortDelgro Corp Ltd	1,696,789
328,044	e	DBS Group Holdings Ltd	4,779,380
174,000		Keppel Corp Ltd	1,525,107
258,000		Oversea-Chinese Banking Corp	2,059,073
86

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

337,000		SembCorp Industries Ltd	$1,475,747
153,000		Singapore Telecommunications Ltd	497,633
147,176		United Overseas Land Ltd	779,738
		TOTAL SINGAPORE	13,248,327

SPAIN - 2.8%
28,959		ACS Actividades Construccion y Servicios S.A.	1,266,351
95,041	e	Amadeus IT Holding S.A.	3,739,925
47,499		Banco Bilbao Vizcaya Argentaria S.A.	583,891
394,128		Banco Santander Central Hispano S.A.	3,959,918
1,057,057		CaixaBank S.A.	6,356,300
40,523		Distribuidora Internacional de Alimentacion S.A.	335,884
260,501		Gas Natural SDG S.A.	8,003,305
246,680		Telefonica S.A.	4,021,501
		TOTAL SPAIN	28,267,075

SWEDEN - 3.1%
783,140		Ericsson (LM) (B Shares)	9,751,563
17,150		Investor AB (B Shares)	616,525
720,613		Skandinaviska Enskilda Banken AB (Class A)	9,646,822
12,036		Svenska Handelsbanken (A Shares)	579,658
42,670		Swedbank AB (A Shares)	1,093,104
1,212,161		TeliaSonera AB	9,078,754
		TOTAL SWEDEN	30,766,426

SWITZERLAND - 8.5%
27,574		Actelion Ltd	3,311,799
12,707		Baloise Holding AG.	1,529,989
2,482		EMS-Chemie Holding AG.	1,069,476
1,738		Givaudan S.A.	2,842,658
386		Lindt & Spruengli AG.	2,006,563
203,850		Nestle S.A.	15,093,055
253,133		Novartis AG.	22,022,215
70,976		Roche Holding AG.	20,597,631
425		Sika AG.	1,653,256
112,584		Swiss Re Ltd	9,570,484
8,867		Swisscom AG.	4,922,962
1,794		Zurich Financial Services AG.	521,174
		TOTAL SWITZERLAND	85,141,262

UNITED KINGDOM - 19.7%
74,676		Aberdeen Asset Management plc	518,431
195,639		Antofagasta plc	2,662,166
24,456		AstraZeneca plc (ADR)	1,780,152
956,058		Aviva plc	8,090,913
16,081		BG Group plc	317,105
398,458		BHP Billiton plc	13,592,197
369,511		BP plc (ADR)	18,094,954
164,327		British American Tobacco plc	9,626,665
256,583		British Land Co plc	3,035,579
956,951		BT Group plc	6,265,057
9,336		Bunzl plc	250,237
87

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

16,641		Croda International plc	$590,276
24,008		Diageo plc	721,016
195,157		easyJet plc	4,253,485
594,175		GKN plc	3,418,684
645,092		GlaxoSmithKline plc	15,545,899
893,099		HSBC Holdings plc	9,574,837
119,425		Imperial Tobacco Group plc	5,170,377
687,728		International Consolidated Airlines Group S.A.	3,847,568
440,530		ITV plc	1,546,335
993,444	e	J Sainsbury plc	5,236,310
62,791		Johnson Matthey plc	3,128,677
331,359		Kingfisher plc	1,673,653
2,283,669		Legal & General Group plc	9,009,225
381,702	*	Lloyds TSB Group plc	475,858
280,978		Meggitt plc	2,405,889
652,616		National Grid plc	9,295,360
57,630		Next plc	6,577,422
1,440,555		Old Mutual plc	4,739,094
552,556		Prudential plc	12,699,866
145,826		Reckitt Benckiser Group plc	12,873,142
268,809		Reed Elsevier plc	4,321,307
27,793		Rio Tinto plc	1,588,481
290,891		Royal Mail plc	2,042,172
280,521		Sage Group plc	1,742,321
49,496		Smith & Nephew plc	851,812
177,739		Tate & Lyle plc	1,866,005
124,958		Travis Perkins plc	3,518,448
137,023		Vodafone Group plc (ADR)	4,551,904
		TOTAL UNITED KINGDOM	197,498,879

UNITED STATES - 0.5%
70,000		iShares MSCI EAFE Index Fund	4,661,300
		TOTAL UNITED STATES	4,661,300

		TOTAL COMMON STOCKS	990,322,047
		(Cost $855,550,908)

RIGHTS / WARRANTS - 0.0%
SPAIN - 0.0%
394,128	m	Banco Santander S.A.	80,814
		TOTAL SPAIN	80,814

		TOTAL RIGHTS / WARRANTS	80,814
		(Cost $81,591)
88

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.6%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
25,623,711	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$25,623,711
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	25,623,711
		TOTAL SHORT-TERM INVESTMENTS	25,623,711
		(Cost $25,623,711)

		TOTAL INVESTMENTS - 101.4%	1,016,026,572
		(Cost $881,256,210)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%	(13,882,443)
		NET ASSETS - 100.0%	$1,002,144,129

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $24,211,612.
m	Indicates a security that has been deemed illiquid.
89

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2014

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$259,169,206	25.9%
INDUSTRIALS	122,126,940	12.2
CONSUMER DISCRETIONARY	115,520,230	11.5
CONSUMER STAPLES	107,400,456	10.7
HEALTH CARE	101,923,487	10.2
MATERIALS	81,972,762	8.2
ENERGY	70,034,683	7.0
TELECOMMUNICATION SERVICES	50,296,821	5.0
INFORMATION TECHNOLOGY	43,328,248	4.3
UTILITIES	38,630,028	3.8
SHORT-TERM INVESTMENTS	25,623,711	2.6
OTHER ASSETS & LIABILITIES, NET	(13,882,443)	(1.4)

NET ASSETS	$1,002,144,129	100.0%
90

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUSTRALIA - 7.9%
131,330		Amcor Ltd	$1,256,997
243,297		BHP Billiton Ltd	8,638,606
1,794,649	e	Fortescue Metals Group Ltd	8,045,833
146,153	*	Newcrest Mining Ltd	1,460,047
102,399		Oil Search Ltd	895,624
		TOTAL AUSTRALIA	20,297,107

BRAZIL - 1.3%
268,200		Vale S.A. (Preference)	3,443,599
		TOTAL BRAZIL	3,443,599

CANADA - 11.7%
27,063		Agrium, Inc	2,467,155
28,241	e	ARC Resources Ltd	778,062
70,000		Canadian Natural Resources Ltd (Canada)	3,051,405
10,877		Canadian Pacific Railway Ltd (Toronto)	2,068,261
31,952		Gibson Energy, Inc	980,230
56,570		Imperial Oil Ltd	2,902,822
82,777	e	Inter Pipeline Ltd	2,564,504
28,200		Keyera Corp	2,110,959
70,952	e	Peyto Exploration & Development Corp	2,384,914
194,543	e	Potash Corp of Saskatchewan	6,906,736
80,631		Silver Wheaton Corp	2,106,086
18,710	*	Tourmaline Oil Corp	880,804
13,418	e	Vermilion Energy, Inc	885,550
		TOTAL CANADA	30,087,488

CHILE - 0.7%
69,048		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,917,671
		TOTAL CHILE	1,917,671

CHINA - 0.4%
570,000		CNOOC Ltd	1,008,255
		TOTAL CHINA	1,008,255

DENMARK - 0.9%
44,700		Novozymes AS	2,210,387
		TOTAL DENMARK	2,210,387

FINLAND - 0.5%
146,437		Stora Enso Oyj (R Shares)	1,315,743
		TOTAL FINLAND	1,315,743
91

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

FRANCE - 1.9%
76,672		Total S.A.	$4,944,935
		TOTAL FRANCE	4,944,935

GERMANY - 0.4%
22,940		Fuchs Petrolub AG. (Preference)	920,629
		TOTAL GERMANY	920,629

HONG KONG - 0.3%
1,236,000		Lee & Man Paper Manufacturing Ltd	749,798
		TOTAL HONG KONG	749,798

INDIA - 1.5%
81,565		Britannia Industries Ltd	1,539,918
65,959		Kaveri Seed Co Ltd	793,285
308,078		Sesa Sterlite Ltd	1,464,892
		TOTAL INDIA	3,798,095

INDONESIA - 1.8%
408,600		PT Astra Agro Lestari Tbk	937,654
4,510,300		PT Charoen Pokphand Indonesia Tbk	1,503,385
1,426,300		PT Perusahaan Gas Negara Persero Tbk	717,921
454,700		PT Tambang Batubara Bukit Asam Tbk	450,014
2,831,200		PT Vale Indonesia Tbk	966,391
		TOTAL INDONESIA	4,575,365

JAPAN - 0.6%
91,000		Sumitomo Metal Mining Co Ltd	1,515,990
		TOTAL JAPAN	1,515,990

JERSEY, C.I. - 1.3%
37,886		Randgold Resources Ltd	3,262,244
		TOTAL JERSEY, C.I.	3,262,244

KOREA, REPUBLIC OF - 0.8%
5,254		Korea Zinc Co Ltd	2,103,734
		TOTAL KOREA, REPUBLIC OF	2,103,734

MALAYSIA - 1.0%
641,300		IOI Corp BHD	1,003,537
231,100		Kuala Lumpur Kepong BHD	1,715,581
		TOTAL MALAYSIA	2,719,118

MEXICO - 0.2%
32,195	e	Fresnillo plc	503,196
		TOTAL MEXICO	503,196

NETHERLANDS - 3.9%
68,531	*	Constellium NV	1,986,028
143,612		Royal Dutch Shell plc (A Shares)	5,904,731
48,253		Royal Dutch Shell plc (B Shares)	2,077,860
		TOTAL NETHERLANDS	9,968,619
92

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

NORWAY - 1.0%
44,243		Statoil ASA	$1,264,225
31,611		Yara International ASA	1,448,715
		TOTAL NORWAY	2,712,940

POLAND - 0.7%
44,238		KGHM Polska Miedz S.A.	1,814,938
		TOTAL POLAND	1,814,938

RUSSIA - 0.3%
6,868		NovaTek OAO (GDR)	710,713
		TOTAL RUSSIA	710,713

SOUTH AFRICA - 2.4%
101,680	*	AngloGold Ashanti Ltd	1,743,445
15,040		Assore Ltd	498,238
62,961	e	Kumba Iron Ore Ltd	2,201,619
29,246		Sasol Ltd	1,687,006
		TOTAL SOUTH AFRICA	6,130,308

SWITZERLAND - 4.7%
1,376		Barry Callebaut AG.	1,691,962
750		SGS S.A.	1,633,832
24,539		Syngenta AG.	8,693,045
		TOTAL SWITZERLAND	12,018,839

UNITED KINGDOM - 9.9%
209,958		Antofagasta plc	2,857,012
57,999		BG Group plc	1,143,696
399,675		BHP Billiton plc	13,633,712
115,601		Rio Tinto plc	6,607,061
31,624		Weir Group plc	1,364,915
		TOTAL UNITED KINGDOM	25,606,396

UNITED STATES - 43.2%
21,254		Alliance Holdings GP LP	1,491,181
19,190		Anadarko Petroleum Corp	2,050,452
11,847		Apache Corp	1,216,213
158,762		Archer Daniels Midland Co	7,366,557
16,624		CF Industries Holdings, Inc	4,161,652
20,725		Cimarex Energy Co	2,881,190
136,300	e	Cliffs Natural Resources, Inc	2,378,435
18,754		Compass Minerals International, Inc	1,613,219
67,836		ConocoPhillips	5,596,470
24,885	*,e	Continental Resources, Inc	3,652,620
13,426		Core Laboratories NV	1,965,969
44,635		EOG Resources, Inc	4,884,854
130,361		Exxon Mobil Corp	12,897,917
27,520		FMC Corp	1,794,854
93

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

227,306	*	Graphic Packaging Holding Co	$2,727,672
56,620		International Paper Co	2,689,450
19,559		LyondellBasell Industries AF S.C.A	2,078,144
31,599		Magellan Midstream Partners LP	2,533,924
138,527		Monsanto Co	15,666,018
57,160		Mosaic Co	2,635,648
7,808		NewMarket Corp	3,021,696
78,601		Newmont Mining Corp	1,957,951
63,455	*	NOW, Inc	2,042,617
38,303		Packaging Corp of America	2,534,127
15,805		Phillips 66	1,281,943
111,097		RPC, Inc	2,499,683
85,597	*	RSP Permian, Inc	2,529,391
11,800		Schlumberger Ltd	1,279,002
20,000		Scotts Miracle-Gro Co (Class A)	1,064,000
201,155		Southern Copper Corp (NY)	6,609,953
53,830	*	Southwestern Energy Co	2,184,421
43,932		Western Refining, Inc	1,799,455
		TOTAL UNITED STATES	111,086,678

		TOTAL COMMON STOCKS	255,422,785
		(Cost $228,288,432)

SHORT-TERM INVESTMENTS - 5.3%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.3%
13,635,899	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	13,635,899
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	13,635,899
		TOTAL SHORT-TERM INVESTMENTS	13,635,899
		(Cost $13,635,899)

		TOTAL INVESTMENTS - 104.6%	269,058,684
		(Cost $241,924,331)
		OTHER ASSETS & LIABILITIES, NET - (4.6)%	(11,727,385)
		NET ASSETS - 100.0%	$257,331,299

Abbreviation(s):
GDR Global Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received form securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,941,132.
94

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS
GLOBAL NATURAL RESOURCES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2014

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$143,672,366	55.8%
ENERGY	87,370,994	34.0
CONSUMER STAPLES	16,551,879	6.4
INDUSTRIALS	7,109,625	2.8
UTILITIES	717,921	0.3
SHORT-TERM INVESTMENTS	13,635,899	5.3
OTHER ASSETS & LIABILITIES, NET	(11,727,385)	(4.6)

NET ASSETS	$257,331,299	100.0%
95

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUSTRALIA - 0.9%
876,829		BHP Billiton Ltd	$31,133,062
		TOTAL AUSTRALIA	31,133,062

BELGIUM - 0.6%
378,429		Arseus NV	20,419,035
		TOTAL BELGIUM	20,419,035

FRANCE - 19.0%
3,514,800		Accor S.A.	170,213,381
319,078		Aeroports de Paris	43,706,858
504,934		BNP Paribas	33,504,109
2,378,965	e	Bouygues S.A.	93,714,496
2,213,414		Compagnie de Saint-Gobain	107,697,684
118,600		Eiffage S.A.	7,687,691
1,313,337	e	Essilor International S.A.	128,297,416
74,999		Nexity	2,842,806
2,632,368		Rexel S.A.	51,006,825
895,068		Vinci S.A.	61,771,241
		TOTAL FRANCE	700,442,507

GERMANY - 8.5%
606,374		Bayer AG.	79,984,666
570,169		Henkel KGaA (Preference)	63,402,891
1,081,136		Lanxess AG.	68,859,630
499,461		Linde AG.	101,869,398
		TOTAL GERMANY	314,116,585

GREECE - 6.8%
2,573,683	*	Hellenic Telecommunications Organization S.A.	35,279,168
26,517,016	*	National Bank of Greece S.A.	84,416,656
61,861,821	*	Piraeus Bank S.A.	129,971,388
		TOTAL GREECE	249,667,212

HONG KONG - 0.5%
18,265		Hong Kong Exchanges and Clearing Ltd	409,149
19,668,500	*	Intime Retail Group Co Ltd	18,325,320
		TOTAL HONG KONG	18,734,469

INDIA - 7.7%
535,861		Eicher Motors Ltd	75,067,922
5,703,926		HDFC Bank Ltd	78,009,416
3,833,022		IndusInd Bank Ltd	35,050,602
3,851,234		Larsen & Toubro Ltd	94,818,706
		TOTAL INDIA	282,946,646
96

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

INDONESIA - 0.6%
36,788,000		PT Indofood Sukses Makmur Tbk	$22,144,235
		TOTAL INDONESIA	22,144,235

JAPAN - 14.0%
57,800		Daikin Industries Ltd	3,969,643
972,000		Daiwa House Industry Co Ltd	19,730,837
307,200		Don Quijote Co Ltd	16,599,208
4,750	*	Fanuc Ltd	820,944
42,000		Fast Retailing Co Ltd	13,866,210
1,346,100		Hoya Corp	43,584,756
2,168,000		J Front Retailing Co Ltd	14,608,930
34,697		Kao Corp	1,426,887
25,830		Komatsu Ltd	572,840
696,200	e	Matsui Securities Co Ltd	6,533,767
4,977,400		Mazda Motor Corp	119,593,363
32,057		Mitsubishi Corp	675,501
241,984		Mitsubishi Electric Corp	3,194,560
363,000		Mitsubishi Heavy Industries Ltd	2,366,264
1,240,147		Mitsubishi UFJ Financial Group, Inc	7,313,519
24,000		Mitsui Trust Holdings, Inc	104,441
130,900		Murata Manufacturing Co Ltd	12,478,079
58,647	*	Nomura Holdings, Inc	370,272
3,254,275	*	Olympus Corp	117,101,107
387,850		Softbank Corp	27,881,858
3,416,950		Sony Corp	62,276,423
73,250		Sumitomo Corp	965,292
16,000		Sumitomo Metal Mining Co Ltd	266,548
13,000		Suruga Bank Ltd	253,482
504,100		Toyota Motor Corp	29,762,069
1,039,700	*,e	Yumeshin Holdings Co Ltd	9,854,264
		TOTAL JAPAN	516,171,064

MEXICO - 0.5%
335,800	e	Grupo Financiero Banorte S.A. de C.V.	2,231,724
6,301,200		Qualitas Controladora SAB de C.V.	17,087,596
		TOTAL MEXICO	19,319,320

NETHERLANDS - 4.5%
99,378		ASML Holding NV	9,372,361
1,122,060		Heineken NV	78,819,493
5,972,207		ING Groep NV	77,564,534
4,831		Royal Dutch Shell plc (A Shares)	198,631
		TOTAL NETHERLANDS	165,955,019

SINGAPORE - 1.0%
34,578,000	e	Genting International plc	36,870,237
		TOTAL SINGAPORE	36,870,237
97

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

SWEDEN - 4.8%
5,004,341		SKF AB (B Shares)			$117,963,118
4,838,015		Volvo AB (B Shares)			59,065,916
		TOTAL SWEDEN			177,029,034

SWITZERLAND - 9.9%
1,546,723		Adecco S.A.			115,692,610
105,397		Burckhardt Compression Holding AG.			54,966,582
3,331,503		Clariant AG.			62,022,193
731,388		Holcim Ltd			58,523,095
640,485		Swatch Group AG. (Registered)			64,136,003
519,662		UBS AG.			8,928,587
		TOTAL SWITZERLAND			364,269,070

UNITED KINGDOM - 19.2%
498,892		ARM Holdings plc			7,102,457
161,878		Barclays plc			613,629
18,336,445		British Sky Broadcasting plc			271,414,102
4,807,221		Filtrona plc			62,285,437
11,092,450		Group 4 Securicor plc			46,938,391
45,995,345		Man Group plc			91,929,188
9,990,193	*,e	Ocado Ltd			56,505,178
825,343		Reckitt Benckiser Group plc			72,859,146
294,749		Rio Tinto plc			16,846,088
7,507,327		Tate & Lyle plc			78,816,185
		TOTAL UNITED KINGDOM			705,309,801

		TOTAL COMMON STOCKS			3,624,527,296
		(Cost $3,548,532,161)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0.2%
$2,950,000		Federal Home Loan Bank (FHLB)	0.065%	08/12/14	2,949,941
3,800,000		FHLB	0.075	09/03/14	3,799,739
		TOTAL GOVERNMENT AGENCY DEBT			6,749,680

TREASURY DEBT - 0.0%
400,000		United States Treasury Bill	0.033	12/18/14	399,927
		TOTAL TREASURY DEBT			399,927

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.8%
66,924,385	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			66,924,385
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			66,924,385
		TOTAL SHORT-TERM INVESTMENTS			74,073,992
		(Cost $74,074,015)

98

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 100.5%	$3,698,601,288
		(Cost $3,622,606,176)

		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(17,932,679)
		NET ASSETS - 100.0%	$3,680,668,609

	*	Non-income producing
	c	Investments made with cash collateral received from securities on loan.
	e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,714,841.
99

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2014

		% OF
SECTOR	VALUE	NET ASSETS
INDUSTRIALS	$952,517,348	25.9%
CONSUMER DISCRETIONARY	874,170,424	23.8
FINANCIALS	596,865,702	16.2
MATERIALS	401,805,451	10.9
HEALTH CARE	345,802,224	9.4
CONSUMER STAPLES	317,468,837	8.6
INFORMATION TECHNOLOGY	72,537,653	2.0
TELECOMMUNICATION SERVICES	63,161,026	1.7
ENERGY	198,631	0.0
SHORT-TERM INVESTMENTS	74,073,992	2.0
OTHER ASSETS & LIABILITIES, NET	(17,932,679)	(0.5)

NET ASSETS	$3,680,668,609	100.0%
100

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.4%

AUSTRALIA - 3.4%
416,430	*	Australia & New Zealand Banking Group Ltd	$13,001,611
520,711		BHP Billiton Ltd	18,488,585
99,964		National Australia Bank Ltd	3,245,791
		TOTAL AUSTRALIA	34,735,987

BELGIUM - 2.0%
165,657		Arseus NV	8,938,416
119,461	e	UCB S.A.	10,957,450
		TOTAL BELGIUM	19,895,866

BRAZIL - 2.5%
823,880		Banco Itau Holding Financeira S.A.	12,746,309
258,100		Cia Brasileira de Distribuicao Grupo Pao de Acucar	12,457,058
		TOTAL BRAZIL	25,203,367

CANADA - 6.4%
352,140		Alimentation Couche Tard, Inc	9,637,142
141,795	e	Canadian National Railway Co	9,479,009
131,715		Dollarama, Inc	10,841,859
237,339		Suncor Energy, Inc	9,745,189
333,846		Toronto-Dominion Bank	17,458,522
331,933	e	TransForce, Inc	8,393,078
		TOTAL CANADA	65,554,799

CHINA - 5.7%
7,497,600	e	China Everbright International Ltd	10,009,613
3,144,100		Haitong Securities Co Ltd	5,211,513
365,900	*	JD.com, Inc (ADR)	10,457,422
14,858,000		Sihuan Pharmaceutical Holdings	9,108,501
1,005,000		Tencent Holdings Ltd	16,320,944
11,980,600	*	Xinchen China Power Holdings Ltd	7,216,566
		TOTAL CHINA	58,324,559

FINLAND - 0.5%
163,800		Elisa Oyj (Series A)	4,700,379
		TOTAL FINLAND	4,700,379

FRANCE - 4.6%
162,390		BNP Paribas	10,775,135
524,669	*,e	GameLoft	3,344,177
34,532		L’Oreal S.A.	5,831,069
174,174		Teleperformance	12,101,377
234,895		Total S.A.	15,149,476
		TOTAL FRANCE	47,201,234
101

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

GERMANY - 3.4%
93,864		Allianz AG.	$15,627,047
99,640		Beiersdorf AG.	8,980,974
399,064	*,e	Paion AG.	1,333,245
223,401		Wirecard AG.	8,286,473
		TOTAL GERMANY	34,227,739

GREECE - 1.4%
583,710		OPAP S.A.	9,512,428
2,489,841	*	Piraeus Bank S.A.	5,231,144
		TOTAL GREECE	14,743,572

HONG KONG - 1.6%
2,232,800		AIA Group Ltd	11,961,997
5,697,000	*	Summit Ascent Holdings Ltd	3,859,108
		TOTAL HONG KONG	15,821,105

INDIA - 1.2%
449,260	*	Just Dial Ltd	12,339,593
		TOTAL INDIA	12,339,593

INDONESIA - 2.0%
11,075,400		PT Bank Mandiri Persero Tbk	9,637,318
54,671,100		PT Express Transindo Utama Tbk	6,387,261
50,685,400		PT Lippo Karawaci Tbk	4,788,092
		TOTAL INDONESIA	20,812,671

IRELAND - 2.5%
351,910		CRH plc	8,213,762
107,191		Shire Ltd	8,822,713
404,947		Smurfit Kappa Group plc	8,787,834
		TOTAL IRELAND	25,824,309

ITALY - 0.7%
276,788	*,e	Yoox S.p.A	7,284,414
		TOTAL ITALY	7,284,414

JAPAN - 13.4%
362,700		Fuji Heavy Industries Ltd	10,343,219
111,700	e	GMO Payment Gateway, Inc	5,052,258
383,000	*	Hoya Corp	12,400,982
397,200	e	Infomart Corp	8,247,170
829,000		Iwatani International Corp	6,374,690
563,000		Kubota Corp	7,412,060
1,025,500	e	Matsui Securities Co Ltd	9,624,215
1,576,000		Mitsui OSK Lines Ltd	5,839,465
350,500	e	MonotaRO Co Ltd	9,339,693
59,500		Oriental Land Co Ltd	11,173,285
674,800	*	ORIX Corp	10,905,627

102

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

163,000		Seria Co Ltd	$7,085,836
1,414,700	e	Shimizu Corp	10,835,970
127,500		Softbank Corp	9,165,752
172,100		Sumitomo Mitsui Financial Group, Inc	7,015,565
169,200		Sysmex Corp	6,568,426
		TOTAL JAPAN	137,384,213

KOREA, REPUBLIC OF - 2.7%
95,645		Hanssem Co Ltd	8,685,402
54,900	*	i-SENS Inc	2,597,636
12,721		Samsung Electronics Co Ltd	16,463,693
		TOTAL KOREA, REPUBLIC OF	27,746,731

MACAU - 0.9%
2,137,600	e	Wynn Macau Ltd	9,109,186
		TOTAL MACAU	9,109,186

NETHERLANDS - 4.4%
126,499		ASML Holding NV	11,930,148
71,197	e	Gemalto NV	6,953,584
1,184,677	*	ING Groep NV	15,386,091
265,806		Royal Dutch Shell plc (A Shares)	10,928,842
		TOTAL NETHERLANDS	45,198,665

NEW ZEALAND - 0.4%
187,103	*	Xero Ltd	3,940,153
		TOTAL NEW ZEALAND	3,940,153

NORWAY - 2.5%
577,539		DNB NOR Holding ASA	10,234,903
525,911		Statoil ASA	15,027,682
		TOTAL NORWAY	25,262,585

PHILIPPINES - 2.8%
1,629,400		Banco de Oro Universal Bank	3,379,264
107,272,800		Megaworld Corp	10,394,135
6,318,000		Nickel Asia Corp	5,198,866
6,402,910		Robinsons Retail Holdings, Inc	9,614,418
		TOTAL PHILIPPINES	28,586,683

SINGAPORE - 0.8%
7,587,500	e	Genting International plc	8,090,489
		TOTAL SINGAPORE	8,090,489

SOUTH AFRICA - 0.7%
1,739,245		Life Healthcare Group Holdings Pte Ltd	7,137,099
		TOTAL SOUTH AFRICA	7,137,099

SPAIN - 2.4%
443,586		Acerinox S.A.	7,382,090
269,762	e	Amadeus IT Holding S.A.	10,615,310

103

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

142,139	e,m	Let’s GOWEX S.A.	$1,903
115,080		Tecnicas Reunidas S.A.	6,468,890
		TOTAL SPAIN	24,468,193

SWEDEN - 2.4%
452,454	*,e	Fingerprint Cards AB	3,227,035
313,012		Intrum Justitia AB	9,578,240
283,853		Kinnevik Investment AB (Series B)	11,782,003
		TOTAL SWEDEN	24,587,278

SWITZERLAND - 3.1%
102,717		Lonza Group AG.	11,390,659
228,162		Novartis AG.	19,849,773
		TOTAL SWITZERLAND	31,240,432

TAIWAN - 3.0%
711,440		Eclat Textile Co Ltd	7,890,368
434,000		Ginko International Co Ltd	6,265,952
4,610,398		Hota Industrial Manufacturing Co Ltd	7,724,934
692,000		King Slide Works Co Ltd	9,158,120
		TOTAL TAIWAN	31,039,374

UNITED KINGDOM - 17.6%
1,689,397		Ashtead Group plc	25,342,044
210,731		Aveva Group plc	7,110,478
274,500	*	BTG plc	2,803,054
178,724		Consort Medical plc	2,738,287
1,027,425		Countrywide plc	9,011,252
1,328,630	*	International Consolidated Airlines Group S.A. (London)	7,385,366
1,420,687	*	Just Eat plc	4,833,068
3,573,424		Man Group plc	7,142,070
9,724,553	*,e	Monitise plc	7,479,775
846,832	*	Ocado Ltd	4,789,737
282,873		PayPoint plc	5,009,755
1,250,326	*	Poundland Group plc	6,791,263
266,685		Rightmove plc	10,213,861
256,725		SABMiller plc	13,979,082
786,671	*	Sports Direct International plc	8,839,300
371,247		SuperGroup plc	6,375,358
7,913,179		Taylor Woodrow plc	14,791,066
317,299		Travis Perkins plc	8,934,203
98,917		Unilever plc	4,273,857
152,081	*	WANdisco plc	1,097,642
178,782		Whitbread plc	12,946,560
394,172		WPP plc	7,846,604
		TOTAL UNITED KINGDOM	179,733,682

UNITED STATES - 1.4%
91,200		Biovail Corp (Toronto)	10,692,068
27,000		Perrigo Co plc	4,062,150
		TOTAL UNITED STATES	14,754,218
104

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

		TOTAL COMMON STOCKS	$984,948,575
		(Cost $915,982,331)

SHORT-TERM INVESTMENTS - 7.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.8%
79,270,164	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	79,270,164
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	79,270,164
		TOTAL SHORT-TERM INVESTMENTS	79,270,164
		(Cost $79,270,164)

		TOTAL INVESTMENTS - 104.2%	1,064,218,739
		(Cost $995,252,495)
		OTHER ASSETS & LIABILITIES, NET - (4.2)%	(42,562,613)
		NET ASSETS - 100.0%	$1,021,656,126

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $71,522,833.
m	Indicates a security that has been deemed illiquid.
105

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS
INTERNATIONAL OPPORTUNITIES FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2014

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$204,559,604	20.0%
CONSUMER DISCRETIONARY	191,868,265	18.8
INDUSTRIALS	151,579,944	14.8
INFORMATION TECHNOLOGY	139,642,483	13.7
HEALTH CARE	113,265,429	11.1
CONSUMER STAPLES	64,773,600	6.3
ENERGY	57,320,079	5.6
MATERIALS	48,071,137	4.7
TELECOMMUNICATION SERVICES	13,868,034	1.4
SHORT-TERM INVESTMENTS	79,270,164	7.8
OTHER ASSETS & LIABILITIES, NET	(42,562,613)	(4.2)

NET ASSETS	$1,021,656,126	100.0%
106

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.2%
26,759	*	American Axle & Manufacturing Holdings, Inc	$492,098
92,358		BorgWarner, Inc	5,749,285
25,308		Cooper Tire & Rubber Co	731,148
5,446	*,e	Cooper-Standard Holding, Inc	337,652
62,558		Dana Holding Corp	1,400,048
11,325	e	Dorman Products, Inc	491,278
9,467		Drew Industries, Inc	426,015
7,898	*	Federal Mogul Corp (Class A)	125,894
1,543,299		Ford Motor Co	26,266,949
5,704	*	Fox Factory Holding Corp	84,876
6,354	*	Fuel Systems Solutions, Inc	66,717
632,735		General Motors Co	21,399,098
58,183		Gentex Corp	1,681,489
14,049	*	Gentherm, Inc	587,951
98,598		Goodyear Tire & Rubber Co	2,481,712
86,915		Harley-Davidson, Inc	5,373,085
264,307		Johnson Controls, Inc	12,485,863
32,307		Lear Corp	3,042,350
19,110	*	Modine Manufacturing Co	263,145
6,036	*	Motorcar Parts of America, Inc	134,361
4,368		Remy International, Inc	96,882
3,214		Shiloh Industries, Inc	54,638
13,757		Spartan Motors, Inc	59,155
7,864		Standard Motor Products, Inc	283,497
12,077	*	Stoneridge, Inc	132,485
1,415		Strattec Security Corp	88,904
9,325		Superior Industries International, Inc	174,471
24,233	*	Tenneco, Inc	1,543,642
37,799	*,e	Tesla Motors, Inc	8,440,517
18,249		Thor Industries, Inc	966,650
8,089	*	Tower International, Inc	254,803
44,079	*	TRW Automotive Holdings Corp	4,508,841
19,258	*	Visteon Corp	1,839,139
11,180	*	Winnebago Industries, Inc	262,730
		TOTAL AUTOMOBILES & COMPONENTS	102,327,368

BANKS - 5.9%
5,849		1st Source Corp	166,053
12,197		1st United Bancorp, Inc	101,845
3,144		American National Bankshares, Inc	67,627
9,012		Ameris Bancorp	196,822
3,475	e	Ames National Corp	77,805
12,788		Apollo Residential Mortgage	208,444
4,384	e	Arrow Financial Corp	111,354
107

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

63,588		Associated Banc-Corp	$1,139,497
34,469		Astoria Financial Corp	443,961
11,158	e	Banc of California, Inc	132,445
2,807		Bancfirst Corp	170,946
11,115		Banco Latinoamericano de Exportaciones S.A. (Class E)	330,004
38,151		Bancorpsouth, Inc	796,211
19,189		Bank Mutual Corp	115,710
4,189,413		Bank of America Corp	63,888,548
18,696		Bank of Hawaii Corp	1,069,037
2,455		Bank of Kentucky Financial Corp	84,820
2,316		Bank of Marin Bancorp	103,803
31,784		Bank of the Ozarks, Inc	977,994
7,344		BankFinancial Corp	75,056
39,537		BankUnited	1,235,136
8,283		Banner Corp	333,308
280,066		BB&T Corp	10,368,043
31,029		BBCN Bancorp, Inc	466,056
3,307	*	BBX Capital Corp	59,791
12,634	*	Beneficial Mutual Bancorp, Inc	165,253
9,956		Berkshire Hills Bancorp, Inc	240,637
7,943	e	BNC Bancorp	131,695
5,675	*	BofI Holding, Inc	423,298
11,776		BOK Financial Corp	780,042
31,753		Boston Private Financial Holdings, Inc	396,277
4,660		Bridge Bancorp, Inc	111,374
3,968	*	Bridge Capital Holdings	84,637
27,051		Brookline Bancorp, Inc	244,271
5,252		Bryn Mawr Bank Corp	154,934
2,827		Camden National Corp	100,161
9,174	*	Capital Bank Financial Corp	208,984
4,271		Capital City Bank Group, Inc	57,360
63,115		Capitol Federal Financial	738,445
12,761		Cardinal Financial Corp	225,359
11,872	*	Cascade Bancorp	64,346
31,797		Cathay General Bancorp	813,685
13,964		Centerstate Banks of Florida, Inc	145,505
7,908		Central Pacific Financial Corp	141,553
710		Century Bancorp, Inc	24,864
8,748		Charter Financial Corp	95,791
12,251		Chemical Financial Corp	338,128
77,765		CIT Group, Inc	3,819,039
1,208,740		Citigroup, Inc	59,119,473
5,032		Citizens & Northern Corp	95,558
6,773	e	City Holding Co	282,095
18,917		City National Corp	1,423,504
10,322		Clifton Bancorp, Inc	127,580
5,791		CNB Financial Corp	95,725
14,484		CoBiz, Inc	163,959
20,938		Columbia Banking System, Inc	533,710
72,341		Comerica, Inc	3,635,859
33,657		Commerce Bancshares, Inc	1,516,584
16,220		Community Bank System, Inc	571,431
108

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,977		Community Trust Bancorp, Inc	$244,125
4,655	*	CommunityOne Bancorp	42,873
8,773		ConnectOne Bancorp, Inc	166,687
3,920	*,e	CU Bancorp	72,755
21,334		Cullen/Frost Bankers, Inc	1,663,412
8,947	*	Customers Bancorp, Inc	169,635
42,142		CVB Financial Corp	644,351
11,236		Dime Community Bancshares	169,888
8,926	*	Eagle Bancorp, Inc	297,325
56,989		East West Bancorp, Inc	1,941,045
3,026		Enterprise Bancorp, Inc	59,340
7,766		Enterprise Financial Services Corp	135,517
4,802		ESB Financial Corp	59,689
16,579	*	Essent Group Ltd	301,904
30,843		EverBank Financial Corp	586,017
4,261		Federal Agricultural Mortgage Corp (Class C)	124,208
6,593		Fidelity Southern Corp	91,313
338,579		Fifth Third Bancorp	6,934,098
5,686		Financial Institutions, Inc	126,229
7,695		First Bancorp (NC)	123,736
40,742	*	First Bancorp (Puerto Rico)	209,414
3,643		First Bancorp, Inc	59,782
28,287		First Busey Corp	156,993
1,622		First Business Financial Services, Inc	70,752
3,042		First Citizens Bancshares, Inc (Class A)	676,389
37,222		First Commonwealth Financial Corp	318,620
6,839		First Community Bancshares, Inc	100,602
6,203		First Connecticut Bancorp	92,301
3,699		First Defiance Financial Corp	99,910
23,087		First Financial Bancorp	377,242
25,714	e	First Financial Bankshares, Inc	755,477
4,551		First Financial Corp	139,534
5,550		First Financial Northwest, Inc	58,386
95,427		First Horizon National Corp	1,124,130
6,709		First Interstate Bancsystem, Inc	175,105
14,242		First Merchants Corp	283,843
30,162		First Midwest Bancorp, Inc	488,624
5,662	*	First NBC Bank Holding Co	179,995
139,845		First Niagara Financial Group, Inc	1,202,667
3,154		First of Long Island Corp	110,958
53,985		First Republic Bank	2,522,179
66,882		FirstMerit Corp	1,177,123
8,294	*	Flagstar Bancorp, Inc	151,780
11,966		Flushing Financial Corp	222,328
66,380		FNB Corp	816,474
4,715		Fox Chase Bancorp, Inc	79,306
4,177		Franklin Financial Corp	83,081
75,235		Fulton Financial Corp	853,165
5,141		German American Bancorp, Inc	132,895
29,731		Glacier Bancorp, Inc	787,277
4,253		Great Southern Bancorp, Inc	132,609
5,658		Guaranty Bancorp	73,554
109

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,264	*,e	Hampton Roads Bankshares, Inc	$25,186
32,474		Hancock Holding Co	1,053,457
12,696		Hanmi Financial Corp	268,140
6,260		Heartland Financial USA, Inc	149,176
8,704		Heritage Commerce Corp	69,632
11,879		Heritage Financial Corp	188,995
9,193	*	Heritage Oaks Bancorp	65,638
21,505		Home Bancshares, Inc	646,440
28,235		Home Loan Servicing Solutions Ltd	604,229
5,943		HomeStreet, Inc	103,646
8,420	*	HomeTrust Bancshares, Inc	128,068
3,681		Horizon Bancorp	78,479
210,522		Hudson City Bancorp, Inc	2,052,589
6,296		Hudson Valley Holding Corp	109,487
329,692		Huntington Bancshares, Inc	3,237,575
12,449		IBERIABANK Corp	816,779
9,542		Independent Bank Corp (MA)	348,378
9,223		Independent Bank Corp (MI)	122,113
3,656		Independent Bank Group, Inc	175,525
21,517		International Bancshares Corp	545,456
142,469		Investors Bancorp, Inc	1,474,554
1,505,821		JPMorgan Chase & Co	86,840,697
5,755	*	Kearny Financial Corp	86,728
351,363		Keycorp	4,757,455
5,950	*	Ladder Capital Corp	104,720
14,928		Lakeland Bancorp, Inc	149,877
6,729		Lakeland Financial Corp	244,868
52,307	e	M&T Bank Corp	6,355,300
9,756	e	Macatawa Bank Corp	45,853
7,844		MainSource Financial Group, Inc	128,093
22,064		MB Financial, Inc	594,404
6,528		Mercantile Bank Corp	124,815
1,972		Merchants Bancshares, Inc	57,306
7,948	*	Meridian Bancorp, Inc	86,310
2,375		Meta Financial Group, Inc	87,400
134,949	*	MGIC Investment Corp	997,273
3,121		Midsouth Bancorp, Inc	60,859
2,881		MidWestOne Financial Group, Inc	67,703
1,196	e	NASB Financial, Inc	26,910
16,489		National Bank Holdings Corp	326,647
2,810		National Bankshares, Inc	81,855
47,673		National Penn Bancshares, Inc	491,032
8,294	*,e	Nationstar Mortgage Holdings, Inc	253,050
17,248		NBT Bancorp, Inc	403,086
176,186	e	New York Community Bancorp, Inc	2,797,834
13,260	*	NewBridge Bancorp	99,317
20,415	*,e	NMI Holdings, Inc	203,946
27,828		Northfield Bancorp, Inc	355,085
2,785		Northrim BanCorp, Inc	68,233
37,412		Northwest Bancshares, Inc	463,909
5,353		OceanFirst Financial Corp	85,166
42,257	*	Ocwen Financial Corp	1,274,894
110

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,355		OFG Bancorp	$276,986
3,089		Old Line Bancshares, Inc	43,277
41,894		Old National Bancorp	560,542
4,226		OmniAmerican Bancorp, Inc	104,424
1,536	*	Opus Bank	45,619
18,115		Oritani Financial Corp	268,102
6,850		Pacific Continental Corp	92,064
6,816	*	Pacific Premier Bancorp, Inc	97,469
40,597		PacWest Bancorp	1,691,677
1,937	*,e	Palmetto Bancshares, Inc	25,568
5,514	e	Park National Corp	415,425
16,587		Park Sterling Bank	113,787
4,691		Peapack Gladstone Financial Corp	86,784
1,915		Penns Woods Bancorp, Inc	82,173
5,701	*	Pennsylvania Commerce Bancorp, Inc	130,838
5,122	*	PennyMac Financial Services, Inc	77,496
4,317		Peoples Bancorp, Inc	100,716
3,001	e	Peoples Financial Services Corp	140,387
123,487	e	People’s United Financial, Inc	1,793,031
14,040		Pinnacle Financial Partners, Inc	519,480
212,533		PNC Financial Services Group, Inc	17,546,724
39,909	*	Popular, Inc	1,273,097
4,781	*	Preferred Bank	106,090
28,438		PrivateBancorp, Inc	819,014
27,570		Prosperity Bancshares, Inc	1,602,644
22,929		Provident Financial Services, Inc	383,144
76,247		Radian Group, Inc	965,287
550,486		Regions Financial Corp	5,581,928
12,480		Renasant Corp	354,432
4,212		Republic Bancorp, Inc (Class A)	97,971
13,106	*,e	Republic First Bancorp, Inc	57,666
11,689		S&T Bancorp, Inc	284,393
9,942		Sandy Spring Bancorp, Inc	232,742
7,351	*	Seacoast Banking Corp of Florida	76,083
642		ServisFirst Bancshares, Inc	18,098
5,108		Sierra Bancorp	80,706
19,054	*	Signature Bank	2,179,587
6,570		Simmons First National Corp (Class A)	260,369
9,814		South State Corp	570,292
7,090	e	Southside Bancshares, Inc	207,808
7,722		Southwest Bancorp, Inc	119,073
2,184	*	Square Financial, Inc	41,627
11,877		State Bank & Trust Co	196,089
33,325		Sterling Bancorp/DE	396,568
5,933		Stock Yards Bancorp, Inc	173,659
3,414	e	Stonegate Bank	81,321
5,417	*,e	Stonegate Mortgage Corp	69,717
4,609	*	Suffolk Bancorp	93,332
17,563	*	Sun Bancorp, Inc	66,037
210,798		SunTrust Banks, Inc	8,020,864
74,408		Susquehanna Bancshares, Inc	757,473
20,112	*	SVB Financial Group	2,192,610
111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

55,288		Synovus Financial Corp	$1,302,032
6,978	*	Talmer Bancorp Inc	93,435
6,490	*	Taylor Capital Group, Inc	138,367
64,421		TCF Financial Corp	1,018,496
3,666		Territorial Bancorp, Inc	73,687
17,069	*	Texas Capital Bancshares, Inc	888,441
30,360	*	TFS Financial Corp	409,253
12,064	*	The Bancorp, Inc	114,608
5,756		Tompkins Trustco, Inc	256,027
11,754	e	TowneBank	173,724
3,655		Tree.com, Inc	93,276
6,311	e	Trico Bancshares	141,177
8,498	*	Tristate Capital Holdings, Inc	83,195
37,033		Trustco Bank Corp NY	244,047
28,543		Trustmark Corp	657,345
15,425		UMB Financial Corp	873,518
66,392		Umpqua Holdings Corp	1,123,353
18,425		Union Bankshares Corp	439,989
27,752	e	United Bankshares, Inc	890,284
20,030		United Community Banks, Inc	331,497
19,365		United Community Financial Corp	83,270
19,970		United Financial Bancorp, Inc (New)	253,220
6,493		Univest Corp of Pennsylvania	122,848
683,401		US Bancorp	28,723,344
79,696	e	Valley National Bancorp	763,488
15,780		ViewPoint Financial Group	396,709
7,203	*	Walker & Dunlop, Inc	98,321
40,232		Washington Federal, Inc	843,263
5,936		Washington Trust Bancorp, Inc	204,198
13,586		Waterstone Financial, Inc	149,854
34,708		Webster Financial Corp	995,078
1,900,205		Wells Fargo & Co	96,720,435
10,401		WesBanco, Inc	310,782
6,091		West Bancorporation, Inc	88,685
11,940	e	Westamerica Bancorporation	570,971
30,115	*	Western Alliance Bancorp	689,634
27,707		Wilshire Bancorp, Inc	261,000
18,363		Wintrust Financial Corp	850,758
3,599		WSFS Financial Corp	257,652
7,746	*	Yadkin Financial Corp	143,766
73,064		Zions Bancorporation	2,105,704
		TOTAL BANKS	502,993,262

CAPITAL GOODS - 7.9%
260,300		3M Co	36,673,667
29,870		A.O. Smith Corp	1,394,929
16,788		Aaon, Inc	329,381
14,774		AAR Corp	397,421
18,679	*	Accuride Corp	93,395
11,368		Aceto Corp	190,528
28,226		Actuant Corp (Class A)	911,135
16,976		Acuity Brands, Inc	1,821,016
112

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,379	*	Aecom Technology Corp	$1,336,917
15,083	*	Aegion Corp	345,552
7,674	*	Aerovironment, Inc	241,654
37,419		AGCO Corp	1,822,680
39,807		Air Lease Corp	1,371,351
25,644		Aircastle Ltd	460,310
2,787		Alamo Group, Inc	132,466
10,881		Albany International Corp (Class A)	389,975
37,976		Allegion plc	1,953,106
12,701		Alliant Techsystems, Inc	1,650,241
53,691		Allison Transmission Holdings, Inc	1,572,072
10,776		Altra Holdings, Inc	337,828
7,666	*	Ameresco, Inc	57,648
3,814	e	American Railcar Industries, Inc	260,954
3,837		American Science & Engineering, Inc	240,964
4,635	*	American Woodmark Corp	136,269
96,533		Ametek, Inc	4,700,192
11,519		Apogee Enterprises, Inc	373,792
16,844		Applied Industrial Technologies, Inc	816,260
986	*,e	ARC Group Worldwide, Inc	14,662
4,920		Argan, Inc	166,788
16,994	*	Armstrong World Industries, Inc	827,268
38,801	*	ArvinMeritor, Inc	487,729
7,525		Astec Industries, Inc	292,497
7,720	*	Astronics Corp	447,760
9,722		AZZ, Inc	424,268
43,964		Babcock & Wilcox Co	1,364,643
19,950		Barnes Group, Inc	683,288
41,742	*	BE Aerospace, Inc	3,553,914
19,308	*	Beacon Roofing Supply, Inc	533,673
19,690	*	Blount International, Inc	257,151
290,539		Boeing Co	35,004,139
17,803	e	Briggs & Stratton Corp	326,329
18,279	*	Builders FirstSource, Inc	108,577
6,887	*	CAI International, Inc	131,473
154,005	*,e	Capstone Turbine Corp	214,067
25,615		Carlisle Cos, Inc	2,049,712
248,400		Caterpillar, Inc	25,026,300
12,107	*	Chart Industries, Inc	920,737
39,216		Chicago Bridge & Iron Co NV	2,326,293
6,858		CIRCOR International, Inc	492,884
19,791		Clarcor, Inc	1,173,804
37,975	*	Colfax Corp	2,391,286
7,576		Columbus McKinnon Corp	176,142
14,302		Comfort Systems USA, Inc	213,100
11,607	*	Commercial Vehicle Group, Inc	106,320
5,840	*	Continental Building Products Inc	77,030
18,711		Crane Co	1,283,762
8,646		Cubic Corp	379,214
73,142		Cummins, Inc	10,195,263
18,943		Curtiss-Wright Corp	1,203,070
239,332		Danaher Corp	17,681,848
113

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

144,785		Deere & Co	$12,322,651
29,960	*	DigitalGlobe, Inc	783,454
57,693		Donaldson Co, Inc	2,237,911
8,590		Douglas Dynamics, Inc	143,453
66,262		Dover Corp	5,682,629
4,457	*	Ducommun, Inc	123,236
5,115	*	DXP Enterprises, Inc	363,318
12,599	*	Dycom Industries, Inc	354,284
6,057		Dynamic Materials Corp	124,047
186,894		Eaton Corp	12,693,840
26,817		EMCOR Group, Inc	1,097,620
279,216		Emerson Electric Co	17,772,098
8,337		Encore Wire Corp	349,654
17,096	*,e	Energy Recovery, Inc	76,590
18,470		EnerSys	1,171,552
6,890	*	Engility Holdings, Inc	238,118
7,225	*,e	Enphase Energy, Inc	74,418
9,371	*	EnPro Industries, Inc	641,164
2,200	*,e	Erickson Air-Crane, Inc	32,186
10,586		ESCO Technologies, Inc	355,160
12,425	*	Esterline Technologies Corp	1,348,734
78,015		Exelis, Inc	1,313,773
118,021	e	Fastenal Co	5,234,231
23,562		Federal Signal Corp	340,707
54,692		Flowserve Corp	4,049,396
63,306		Fluor Corp	4,613,108
65,968		Fortune Brands Home & Security, Inc	2,492,931
38,874		Foster Wheeler AG.	1,281,287
19,035		Franklin Electric Co, Inc	697,633
4,838		Freightcar America, Inc	104,404
89,209	*,e	FuelCell Energy, Inc	221,238
16,219	*	Furmanite Corp	148,404
18,353		GATX Corp	1,137,886
23,952	*,e	GenCorp, Inc	425,148
26,763	e	Generac Holdings, Inc	1,161,514
22,518		General Cable Corp	500,575
120,196		General Dynamics Corp	14,035,287
3,990,075		General Electric Co	100,350,386
3,009	*,e	General Finance Corp	26,810
12,065	*	Gibraltar Industries, Inc	177,235
7,887		Global Brass & Copper Holdings, Inc	119,725
6,758		Global Power Equipment Group, Inc	111,304
7,411		Gorman-Rupp Co	214,771
24,145		Graco, Inc	1,790,352
46,871	*,e	GrafTech International Ltd	393,716
4,428		Graham Corp	133,548
15,221		Granite Construction, Inc	495,444
23,276		Great Lakes Dredge & Dock Corp	168,053
11,047	e	Greenbrier Cos, Inc	711,979
17,223		Griffon Corp	185,492
12,157		H&E Equipment Services, Inc	439,840
32,060		Harsco Corp	810,156

114

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,255	*	HD Supply Holdings, Inc	$1,074,122
26,414		Heico Corp	1,298,512
40,313	*	Hexcel Corp	1,501,659
23,350		Hillenbrand, Inc	701,668
311,608		Honeywell International, Inc	28,614,963
7,143		Houston Wire & Cable Co	85,787
23,552		Hubbell, Inc (Class B)	2,754,171
19,352		Huntington Ingalls	1,759,484
2,730		Hurco Cos, Inc	87,660
4,045		Hyster-Yale Materials Handling, Inc	324,005
32,033		IDEX Corp	2,428,742
20,932	*	II-VI, Inc	287,187
135,880		Illinois Tool Works, Inc	11,192,436
107,619		Ingersoll-Rand plc	6,326,921
7,047		Insteel Industries, Inc	129,312
36,415		ITT Corp	1,673,998
52,136	*	Jacobs Engineering Group, Inc	2,649,030
11,643		John Bean Technologies Corp	303,300
39,844	e	Joy Global, Inc	2,361,155
4,553		Kadant, Inc	173,651
10,788		Kaman Corp	431,628
57,613		KBR, Inc	1,190,285
30,835		Kennametal, Inc	1,303,704
14,738	*,e	KEYW Holding Corp	193,068
18,068	*	Kratos Defense & Security Solutions, Inc	131,896
34,283		L-3 Communications Holdings, Inc	3,598,344
8,028	*,e	Layne Christensen Co	87,104
4,086		LB Foster Co (Class A)	190,612
19,558		Lennox International, Inc	1,668,689
32,107		Lincoln Electric Holdings, Inc	2,133,189
5,108	e	Lindsay Manufacturing Co	413,493
4,505	*,e	LMI Aerospace, Inc	58,970
106,104		Lockheed Martin Corp	17,716,185
8,117		LSI Industries, Inc	57,955
7,012	*	Lydall, Inc	176,913
4,394	*	Manitex International, Inc	60,725
55,014		Manitowoc Co, Inc	1,461,172
142,037		Masco Corp	2,954,370
11,119	*,e	Masonite International Corp	544,942
24,509	*,e	Mastec, Inc	666,400
22,752	*	Middleby Corp	1,657,711
5,071		Miller Industries, Inc	97,312
17,441	*	Moog, Inc (Class A)	1,151,455
39,430	*	MRC Global, Inc	1,057,907
19,094		MSC Industrial Direct Co (Class A)	1,628,527
22,475		Mueller Industries, Inc	625,479
62,679		Mueller Water Products, Inc (Class A)	485,762
8,496	*	MYR Group, Inc	210,786
1,821	e	National Presto Industries, Inc	116,726
21,878	*,e	Navistar International Corp	769,449
11,215	*	NCI Building Systems, Inc	187,963
6,966		NN, Inc	202,014
115

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,130	*	Norcraft Cos, Inc	$72,333
25,670		Nordson Corp	1,929,614
3,666	*	Nortek, Inc	292,437
85,208		Northrop Grumman Corp	10,503,590
3,916	*	Northwest Pipe Co	140,389
42,330	*,e	NOW, Inc	1,362,603
1,327		Omega Flex, Inc	22,479
24,035	*	Orbital Sciences Corp	616,978
11,009	*	Orion Marine Group, Inc	119,007
34,026		Oshkosh Truck Corp	1,572,682
46,798		Owens Corning, Inc	1,593,472
141,231		Paccar, Inc	8,794,454
43,677		Pall Corp	3,383,657
59,325		Parker Hannifin Corp	6,819,409
3,044	*	Patrick Industries, Inc	126,783
76,988		Pentair plc	4,932,621
14,306	*	Perini Corp	389,552
19,110	*	Pgt, Inc	176,959
11,064		Pike Electric Corp	89,176
66,163	*,e	Plug Power, Inc	358,603
8,539	*,e	Ply Gem Holdings, Inc	71,130
17,985	*,e	Polypore International, Inc	775,154
3,751		Powell Industries, Inc	219,096
1,741	*,e	Power Solutions International, Inc	106,340
8,781	*,e	PowerSecure International, Inc	86,317
57,650		Precision Castparts Corp	13,190,320
1,112		Preformed Line Products Co	60,259
14,897		Primoris Services Corp	355,740
9,038	*,e	Proto Labs, Inc	732,078
13,625		Quanex Building Products Corp	232,851
83,835	*	Quanta Services, Inc	2,807,634
14,555		Raven Industries, Inc	405,648
124,867		Raytheon Co	11,334,178
9,776		RBC Bearings, Inc	542,372
17,932		Regal-Beloit Corp	1,260,440
28,397	*,e	Revolution Lighting Technologies, Inc	60,202
29,102	*	Rexnord Corp	783,135
54,850		Rockwell Automation, Inc	6,124,551
54,175		Rockwell Collins, Inc	3,969,402
39,691		Roper Industries, Inc	5,718,282
13,593	*	Rush Enterprises, Inc (Class A)	478,881
982		SIFCO Industries, Inc	27,486
16,416		Simpson Manufacturing Co, Inc	499,211
23,167		Snap-On, Inc	2,784,673
16,908	*,e	SolarCity Corp	1,209,429
5,902	*	Sparton Corp	163,131
48,810	*	Spirit Aerosystems Holdings, Inc (Class A)	1,589,742
17,452		SPX Corp	1,730,017
5,020		Standex International Corp	331,069
62,075		Stanley Works	5,428,459
7,275	*	Sterling Construction Co, Inc	64,529
5,645	*	Stock Building Supply Holdings, Inc	83,320
116

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,915		Sun Hydraulics Corp	$325,219
12,916	e	TAL International Group, Inc	570,887
21,254	*	Taser International, Inc	256,323
15,081	*	Teledyne Technologies, Inc	1,375,387
7,305		Tennant Co	532,900
44,388		Terex Corp	1,531,830
8,149	e	Textainer Group Holdings Ltd	298,009
110,798		Textron, Inc	4,029,723
3,888	*,e	The ExOne Company	127,176
12,827	*	Thermon Group Holdings	312,722
32,498		Timken Co	1,439,661
18,588	e	Titan International, Inc	277,333
6,762	*,e	Titan Machinery, Inc	99,131
22,435		Toro Co	1,331,069
21,082		TransDigm Group, Inc	3,540,089
15,234	*,e	Trex Co, Inc	428,837
18,016	*	Trimas Corp	570,747
61,622		Trinity Industries, Inc	2,689,184
20,694		Triumph Group, Inc	1,310,965
3,684		Twin Disc, Inc	106,247
38,431	*	United Rentals, Inc	4,069,843
364,749		United Technologies Corp	38,353,357
7,981		Universal Forest Products, Inc	349,408
27,448		URS Corp	1,571,947
37,173	*	USG Corp	983,226
10,654	e	Valmont Industries, Inc	1,551,542
3,293	*,e	Veritiv Corp	131,457
6,360	*	Vicor Corp	50,117
23,349		W.W. Grainger, Inc	5,490,517
27,689	*	Wabash National Corp	376,847
22,514	*	WABCO Holdings, Inc	2,194,665
10,238		Watsco, Inc	917,018
11,307		Watts Water Technologies, Inc (Class A)	661,007
17,226	*,e	WESCO International, Inc	1,352,069
38,418		Westinghouse Air Brake Technologies Corp	3,099,564
26,362		Woodward Governor Co	1,317,046
4,252	*	Xerium Technologies, Inc	55,276
73,203		Xylem, Inc	2,583,334
		TOTAL CAPITAL GOODS	674,161,195

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
22,665		ABM Industries, Inc	557,786
20,178	e	Acacia Research (Acacia Technologies)	344,237
45,827	*	ACCO Brands Corp	303,375
8,969		Administaff, Inc	286,201
69,411	e	ADT Corp	2,415,503
14,523	*	Advisory Board Co	728,183
8,552		American Ecology Corp	387,064
17,200	*	ARC Document Solutions, Inc	93,740
2,966		Barrett Business Services, Inc	169,299
19,063		Brady Corp (Class A)	498,497
19,416		Brink’s Co	521,125
117

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,744	*	Casella Waste Systems, Inc (Class A)	$69,592
14,475	*	CBIZ, Inc	118,116
5,378		CDI Corp	74,593
9,740	e	Ceco Environmental Corp	132,269
19,758	*,e	Cenveo, Inc	66,584
40,261		Cintas Corp	2,520,339
37,414	*	Civeo Corp	950,316
24,625	*	Clean Harbors, Inc	1,419,139
45,002	*	Copart, Inc	1,502,167
13,462		Corporate Executive Board Co	835,586
4,990	*,e	Corporate Resource Services, Inc	9,880
47,103		Corrections Corp of America	1,517,659
43,077		Covanta Holding Corp	879,632
4,164	*	CRA International, Inc	99,436
19,870		Deluxe Corp	1,093,049
14,717		Dun & Bradstreet Corp	1,619,311
10,065		Ennis, Inc	142,722
48,552		Equifax, Inc	3,694,322
5,153		Exponent, Inc	366,275
4,553	*	Franklin Covey Co	85,870
16,226	*	FTI Consulting, Inc	599,713
7,814		G & K Services, Inc (Class A)	375,775
5,783	*	GP Strategies Corp	157,355
28,782		Healthcare Services Group	752,361
7,483		Heidrick & Struggles International, Inc	139,708
3,404	*	Heritage-Crystal Clean, Inc	57,732
23,513		Herman Miller, Inc	687,520
17,907		HNI Corp	632,833
9,425	*	Huron Consulting Group, Inc	569,647
7,835	*	ICF International, Inc	270,856
50,177	*	ICO Global Communications Holdings Ltd	73,760
27,076	*	IHS, Inc (Class A)	3,556,974
14,361	*	Innerworkings, Inc	117,042
25,594		Interface, Inc	405,665
68,052		Iron Mountain, Inc	2,280,422
55,363		KAR Auction Services, Inc	1,622,690
10,763		Kelly Services, Inc (Class A)	171,562
10,767		Kforce, Inc	214,156
13,713		Kimball International, Inc (Class B)	216,254
18,644		Knoll, Inc	313,406
19,933	*	Korn/Ferry International	586,429
31,632		Manpower, Inc	2,463,816
10,372		McGrath RentCorp	358,353
6,545	*	Mistras Group, Inc	138,230
18,581		Mobile Mini, Inc	701,619
10,756		MSA Safety, Inc	556,946
5,048		Multi-Color Corp	198,740
19,412	*	Navigant Consulting, Inc	316,804
111,542		Nielsen Holdings NV	5,143,202
3,010		NL Industries, Inc	26,187
21,397	*	On Assignment, Inc	577,933
3,209	*,e	Paylocity Holding Corp	62,864
118

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,609	*	Performant Financial Corp	$111,330
82,637		Pitney Bowes, Inc	2,236,157
9,506		Quad	200,767
4,529	*,e	Quest Resource Holding Corp	18,931
79,273		R.R. Donnelley & Sons Co	1,376,179
105,577		Republic Services, Inc	4,004,536
15,702		Resources Connection, Inc	237,100
54,984		Robert Half International, Inc	2,674,972
25,194		Rollins, Inc	713,242
20,697	*	RPX Corp	322,873
5,881	*	SP Plus Corp	115,268
32,910		Steelcase, Inc (Class A)	496,941
33,670	*	Stericycle, Inc	3,961,275
7,886	*	Team, Inc	312,364
25,530		Tetra Tech, Inc	619,868
25,789		Towers Watson & Co	2,630,994
5,856	*	TriNet Group, Inc	137,030
16,456	*	TrueBlue, Inc	444,147
183,471		Tyco International Ltd	7,916,774
5,936		Unifirst Corp	577,039
15,568		United Stationers, Inc	600,613
66,247	*	Verisk Analytics, Inc	3,977,470
8,044		Viad Corp	170,694
1,597		VSE Corp	95,133
13,877	*	WageWorks, Inc	579,226
49,376		Waste Connections, Inc	2,337,460
185,150		Waste Management, Inc	8,311,383
15,270		West Corp	393,508
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	93,421,695

CONSUMER DURABLES & APPAREL - 1.5%
5,230		Arctic Cat, Inc	186,188
14,583	*,e	Beazer Homes USA, Inc	223,849
9,316	*,e	Black Diamond, Inc	81,794
36,017		Brunswick Corp	1,452,566
33,944		Callaway Golf Co	257,974
20,940		Carter’s, Inc	1,603,166
3,477	*	Cavco Industries, Inc	248,223
109,107		Coach, Inc	3,770,738
5,678		Columbia Sportswear Co	424,487
38,595	*	CROCS, Inc	612,503
3,648		CSS Industries, Inc	90,069
3,421		Culp, Inc	61,988
13,774	*,e	Deckers Outdoor Corp	1,219,137
5,379	*	Dixie Group, Inc	45,130
112,246		DR Horton, Inc	2,323,492
2,210		Escalade, Inc	35,139
10,201	e	Ethan Allen Interiors, Inc	233,807
1,619		Flexsteel Industries, Inc	48,991
18,580	*	Fossil Group, Inc	1,820,840
51,977	*,e	Garmin Ltd	2,860,814
7,131	*	G-III Apparel Group Ltd	553,865
119

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

39,424		Hanesbrands, Inc	$3,852,119
27,087		Harman International Industries, Inc	2,940,294
45,753		Hasbro, Inc	2,285,820
11,395	*	Helen of Troy Ltd	611,114
59,283	*,e	Hovnanian Enterprises, Inc (Class A)	237,132
18,238	*	Iconix Brand Group, Inc	770,191
3,619	*	Installed Building Products Inc	40,098
12,744	*,e	iRobot Corp	412,523
6,899	*,e	Jakks Pacific, Inc	43,050
50,532	*	Jarden Corp	2,824,739
1,650		Johnson Outdoors, Inc	38,049
51,100	*	Kate Spade & Co	1,933,113
35,932	e	KB Home	585,692
22,054		La-Z-Boy, Inc	464,016
26,386	*,e	Leapfrog Enterprises, Inc	190,507
55,212		Leggett & Platt, Inc	1,810,954
69,260		Lennar Corp (Class A)	2,509,290
5,530	*	LGI Homes, Inc	100,591
11,112	*	Libbey, Inc	289,356
3,046		Lifetime Brands, Inc	51,782
9,586	*	M/I Homes, Inc	197,280
4,990	*	Malibu Boats Inc	96,057
3,595		Marine Products Corp	30,522
134,892		Mattel, Inc	4,778,549
13,843	e	MDC Holdings, Inc	373,346
15,476	*	Meritage Homes Corp	592,731
81,252	*	Michael Kors Holdings Ltd	6,620,413
24,335	*	Mohawk Industries, Inc	3,036,278
6,272		Movado Group, Inc	256,713
1,709		Nacco Industries, Inc (Class A)	81,502
12,058	*	Nautilus, Inc	120,098
3,416	*	New Home Co Inc	44,442
110,079		Newell Rubbermaid, Inc	3,575,366
278,693		Nike, Inc (Class B)	21,495,591
1,763	*	NVR, Inc	1,985,949
5,764		Oxford Industries, Inc	343,361
5,118		Perry Ellis International, Inc	94,171
32,767		Phillips-Van Heusen Corp	3,610,268
25,198		Polaris Industries, Inc	3,717,713
17,908		Pool Corp	980,642
151,015		Pulte Homes, Inc	2,665,415
54,783	*	Quiksilver, Inc	163,801
23,501		Ralph Lauren Corp	3,662,866
3,796		RG Barry Corp	71,706
18,616		Ryland Group, Inc	597,574
6,662	*,e	Sequential Brands Group, Inc	80,144
15,265	*	Skechers U.S.A., Inc (Class A)	796,375
17,562	*	Skullcandy, Inc	118,719
22,075	*,e	Smith & Wesson Holding Corp	272,626
66,176	*	Standard-Pacific Corp	498,967
23,069	*	Steven Madden Ltd	734,748
7,676	e	Sturm Ruger & Co, Inc	383,493
120

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,358	*	Taylor Morrison Home Corp	$273,065
24,227	*	Tempur-Pedic International, Inc	1,325,459
70,742	*	Toll Brothers, Inc	2,312,556
50,857	*	TRI Pointe Homes, Inc	687,078
20,015	*	Tumi Holdings, Inc	421,916
20,065		Tupperware Corp	1,460,331
2,656	*,e	Turtle Beach Corp	21,487
4,000	*	UCP, Inc (Class A)	49,880
68,816	*,e	Under Armour, Inc (Class A)	4,593,468
5,888	*	Unifi, Inc	168,632
6,130	*	Universal Electronics, Inc	291,972
8,387	*,e	Vera Bradley, Inc	166,314
137,728		VF Corp	8,438,595
4,400	*	Vince Holding Corp	148,676
4,466	*	WCI Communities, Inc	76,771
2,514		Weyco Group, Inc	65,263
30,944		Whirlpool Corp	4,413,852
6,983	*	William Lyon Homes, Inc	171,921
40,429	e	Wolverine World Wide, Inc	980,808
		TOTAL CONSUMER DURABLES & APPAREL	128,290,660

CONSUMER SERVICES - 2.1%
4,093	*,e	2U, Inc	57,548
6,940	*	American Public Education, Inc	247,758
38,387	*	Apollo Group, Inc (Class A)	1,072,149
16,000		ARAMARK Holdings Corp	431,360
5,410	*	Ascent Media Corp (Series A)	335,312
15,628	*,e	Bally Technologies, Inc	940,337
9,164	*	BJ’s Restaurants, Inc	314,050
29,563	*	Bloomin’ Brands, Inc	579,139
9,783	e	Bob Evans Farms, Inc	464,790
30,542	*	Boyd Gaming Corp	335,962
7,860	*	Bravo Brio Restaurant Group, Inc	117,114
6,509	*	Bridgepoint Education, Inc	78,173
12,149	*	Bright Horizons Family Solutions	505,034
26,732		Brinker International, Inc	1,198,663
7,519	*	Buffalo Wild Wings, Inc	1,092,661
39,778		Burger King Worldwide, Inc	1,049,344
17,857	*,e	Caesars Acquisition Co	205,356
20,783	*,e	Caesars Entertainment Corp	332,528
4,576		Capella Education Co	292,681
25,023	*	Career Education Corp	127,868
168,789		Carnival Corp	6,113,538
6,526		Carriage Services, Inc	105,264
12,543	*	Carrols Restaurant Group, Inc	94,198
7,578		CBRL Group, Inc	734,763
19,861		Cheesecake Factory	851,640
28,796	*,e	Chegg, Inc	185,158
12,373	*	Chipotle Mexican Grill, Inc (Class A)	8,320,843
13,880		Choice Hotels International, Inc	650,833
5,359		Churchill Downs, Inc	463,554
6,557	*	Chuy’s Holdings, Inc	187,858
121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,860		ClubCorp Holdings, Inc	$149,823
2,954	e	Collectors Universe	59,139
50,893		Darden Restaurants, Inc	2,379,248
8,591	*	Del Frisco’s Restaurant Group, Inc	183,160
34,973	*	Denny’s Corp	239,565
25,263		DeVry, Inc	1,009,762
14,105	*	Diamond Resorts International, Inc	352,061
6,308		DineEquity, Inc	511,263
23,246		Domino’s Pizza, Inc	1,673,712
40,819		Dunkin Brands Group, Inc	1,749,502
9,420	*,e	Education Management Corp	12,152
3,385		Einstein Noah Restaurant Group, Inc	51,215
2,663	*,e	Empire Resorts, Inc	12,862
1,724	*,e	Famous Dave’s of America, Inc	42,979
10,752	*	Fiesta Restaurant Group, Inc	487,926
1,765		Graham Holdings Co	1,210,349
18,644	*	Grand Canyon Education, Inc	801,692
109,371		H&R Block, Inc	3,514,090
53,821	*	Hilton Worldwide Holdings, Inc	1,303,006
43,519	*,e	Houghton Mifflin Harcourt Co	762,018
16,733	*	Hyatt Hotels Corp	984,402
2,975	*,e	Ignite Restaurant Group, Inc	38,229
102,359		International Game Technology	1,732,938
11,010		International Speedway Corp (Class A)	333,823
14,936		Interval Leisure Group, Inc	316,345
7,420	*	Intrawest Resorts Holdings Inc	83,623
9,057	*	Isle of Capri Casinos, Inc	71,641
9,471	*,e	ITT Educational Services, Inc	134,772
15,909		Jack in the Box, Inc	909,836
6,376	*	Jamba, Inc	76,002
13,687	*	K12, Inc	319,044
25,885	*	Krispy Kreme Doughnuts, Inc	396,299
17,755	*	La Quinta Holdings, Inc	333,616
150,255		Las Vegas Sands Corp	11,096,332
1,654	*	Liberty Tax, Inc	58,072
16,324	*,e	Life Time Fitness, Inc	642,349
31,775	*,e	LifeLock, Inc	441,037
8,153		Marcus Corp	144,064
89,130		Marriott International, Inc (Class A)	5,767,602
11,656	*	Marriott Vacations Worldwide Corp	670,803
11,535		Matthews International Corp (Class A)	501,664
393,238		McDonald’s Corp	37,184,585
148,113	*	MGM Mirage	3,975,353
4,064	*	Monarch Casino & Resort, Inc	50,719
11,090	*	Morgans Hotel Group Co	82,621
10,353	*	Multimedia Games, Inc	249,714
1,269	*	Nathan’s Famous, Inc	63,082
4,250	*,e	Noodles & Co	119,425
34,774	*	Norwegian Cruise Line Holdings Ltd	1,139,892
38,143	*	Orient-Express Hotels Ltd	472,973
10,722	*	Panera Bread Co (Class A)	1,579,351
12,134		Papa John’s International, Inc	505,866
122

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,899	*	Papa Murphy’s Holdings, Inc	$15,648
31,601	*	Penn National Gaming, Inc	331,178
23,565	*	Pinnacle Entertainment, Inc	513,717
9,018	*	Popeyes Louisiana Kitchen, Inc	363,425
6,084	*,e	Potbelly Corp	70,514
5,643	*	Red Robin Gourmet Burgers, Inc	363,183
17,984		Regis Corp	250,517
65,395		Royal Caribbean Cruises Ltd	3,900,812
23,208	*	Ruby Tuesday, Inc	139,480
14,638		Ruth’s Chris Steak House, Inc	166,141
20,062	*	Scientific Games Corp (Class A)	171,329
26,965		SeaWorld Entertainment, Inc	750,975
84,904		Service Corp International	1,782,984
28,643		Six Flags Entertainment Corp	1,094,735
21,460	*	Sonic Corp	443,149
24,308		Sotheby’s (Class A)	963,812
3,564		Speedway Motorsports, Inc	62,156
299,348		Starbucks Corp	23,253,353
76,759		Starwood Hotels & Resorts Worldwide, Inc	5,898,162
540	*	Steak N Shake Co	229,505
5,765	*	Steiner Leisure Ltd	230,081
4,283	*	Strayer Education, Inc	221,945
26,865		Texas Roadhouse, Inc (Class A)	668,401
10,044		Universal Technical Institute, Inc	120,227
13,713		Vail Resorts, Inc	1,035,332
11,058	e	Weight Watchers International, Inc	239,848
109,382		Wendy’s	891,463
51,316		Wyndham Worldwide Corp	3,876,924
32,259		Wynn Resorts Ltd	6,877,619
175,573		Yum! Brands, Inc	12,184,766
2,397	*,e	Zoe’s Kitchen, Inc	69,537
		TOTAL CONSUMER SERVICES	181,647,992

DIVERSIFIED FINANCIALS - 3.7%
22,015	*	Affiliated Managers Group, Inc	4,386,489
107,509	*,e	Ally Financial, Inc	2,468,407
360,908		American Express Co	31,759,904
75,550		Ameriprise Financial, Inc	9,035,780
10,953		Artisan Partners Asset Management, Inc	570,651
453,776		Bank of New York Mellon Corp	17,715,415
69,107		BGC Partners, Inc (Class A)	541,108
50,735		BlackRock, Inc	15,460,477
6,593		Calamos Asset Management, Inc (Class A)	78,193
227,446		Capital One Financial Corp	18,091,055
11,259		Cash America International, Inc	499,787
34,656		CBOE Holdings, Inc	1,679,776
445,251		Charles Schwab Corp	12,355,715
126,870		CME Group, Inc	9,380,768
8,667	e	Cohen & Steers, Inc	359,767
7,999	*	Consumer Portfolio Services, Inc	58,073
12,438		CorEnergy Infrastructure Trust, Inc	99,131
46,375	*	Cowen Group, Inc	185,500
123

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,850	*	Credit Acceptance Corp	$324,116
1,901	e	Deerfield Capital Corp	16,235
1,157		Diamond Hill Investment Group, Inc	147,841
185,475		Discover Financial Services	11,325,103
114,917	*	E*Trade Financial Corp	2,415,555
48,078		Eaton Vance Corp	1,688,980
10,156	*,e	Encore Capital Group, Inc	431,427
13,092		Evercore Partners, Inc (Class A)	714,300
20,397	*	Ezcorp, Inc (Class A)	199,687
3,862	*	FBR & Co	107,982
37,360	e	Federated Investors, Inc (Class B)	1,054,299
20,516	e	Financial Engines, Inc	799,098
11,533	*	First Cash Financial Services, Inc	650,577
36,692	*	FNFV Group	600,281
157,914		Franklin Resources, Inc	8,551,043
7,489	e	Friedman Billings Ramsey Group, Inc (Class A)	195,313
17,828	e	FXCM, Inc	242,817
9,623	e	Gain Capital Holdings, Inc	61,202
2,529		GAMCO Investors, Inc (Class A)	193,797
29,194		GFI Group, Inc	132,249
177,903		Goldman Sachs Group, Inc	30,754,092
12,168	*	Green Dot Corp	218,902
11,735	e	Greenhill & Co, Inc	537,111
13,088		HFF, Inc (Class A)	444,468
19,105		Interactive Brokers Group, Inc (Class A)	439,702
45,801		IntercontinentalExchange Group, Inc	8,803,868
6,188	*	International Assets Holding Corp	121,285
16,360	*	Internet Capital Group, Inc	276,811
172,158		Invesco Ltd	6,478,306
14,488	*	Investment Technology Group, Inc	264,986
6,001	e	iShares Russell 2000 Index Fund	666,651
61,863	e	Janus Capital Group, Inc	704,620
4,735	*,e	JGWPT Holdings, Inc	52,606
26,962	*	KCG Holdings, Inc	307,906
38,510	*	Ladenburg Thalmann Financial Services, Inc	120,536
48,866		Lazard Ltd (Class A)	2,555,692
45,003		Legg Mason, Inc	2,135,392
146,519		Leucadia National Corp	3,620,484
34,725		LPL Financial Holdings, Inc	1,648,743
5,874		Manning & Napier, Inc	100,739
3,240	*	Marcus & Millichap, Inc	79,607
14,942		MarketAxess Holdings, Inc	840,189
3,292		Marlin Business Services Corp	60,573
108,637		McGraw-Hill Financial, Inc	8,714,860
2,967	*,e	Moelis & Co	101,056
75,216		Moody’s Corp	6,543,792
608,856		Morgan Stanley	19,690,403
46,336	*	MSCI, Inc (Class A)	2,096,704
44,579		NASDAQ OMX Group, Inc	1,880,788
170,901		Navient Corp	2,939,497
8,392		Nelnet, Inc (Class A)	346,002
10,526	*	NewStar Financial, Inc	119,260
124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,205		Nicholas Financial, Inc	$54,749
95,782		Northern Trust Corp	6,406,858
73,053	*	NorthStar Asset Management Group, Inc	1,308,379
3,966		Oppenheimer Holdings, Inc	90,504
22,644	*	PHH Corp	528,737
9,210	*	Pico Holdings, Inc	204,001
6,514	*	Piper Jaffray Cos	336,122
19,859	*	Portfolio Recovery Associates, Inc	1,170,887
4,748		Pzena Investment Management, Inc (Class A)	49,427
48,674		Raymond James Financial, Inc	2,479,940
1,700	e	RCS Capital Corp (Class A)	35,054
4,505	*	Regional Management Corp	73,251
5,457		Resource America, Inc (Class A)	51,405
8,217	*	Safeguard Scientifics, Inc	163,107
34,890		Santander Consumer USA Holdings, Inc	668,841
57,167		SEI Investments Co	2,047,722
2,020		Silvercrest Asset Management Group, Inc	32,562
172,088		SLM Corp	1,524,700
2,601	e	SPDR S&P MidCap 400 ETF Trust	647,987
27,001	e	SPDR Trust Series 1	5,213,623
9,622	*,e	Springleaf Holdings, Inc	251,904
171,205		State Street Corp	12,059,680
24,175	*	Stifel Financial Corp	1,106,973
13,104	*	SWS Group, Inc	93,825
104,204		T Rowe Price Group, Inc	8,092,483
104,989		TD Ameritrade Holding Corp	3,372,247
2,871		Virtus Investment Partners, Inc	588,699
47,347		Voya Financial, Inc	1,756,574
34,459		Waddell & Reed Financial, Inc (Class A)	1,819,091
14,939	*,e	Walter Investment Management Corp	412,018
2,714		Westwood Holdings Group, Inc	146,040
109	e	WhiteHorse Finance, Inc	1,514
39,914	*,e	WisdomTree Investments, Inc	409,518
3,815	*,e	World Acceptance Corp	309,320
		TOTAL DIVERSIFIED FINANCIALS	311,751,271

ENERGY - 9.6%
34,242	*	Abraxas Petroleum Corp	174,634
1,000		Adams Resources & Energy, Inc	65,340
10,008	e	Alon USA Energy, Inc	128,603
86,982	*,e	Alpha Natural Resources, Inc	294,869
11,572	*,e	American Eagle Energy Corp	74,408
11,848	*,e	Amyris Biotechnologies, Inc	44,548
199,830		Anadarko Petroleum Corp	21,351,835
17,684	*	Antero Resources Corp	1,021,428
154,503		Apache Corp	15,861,278
3,270	*,e	APCO Argentina, Inc	45,159
16,182	*,e	Approach Resources, Inc	340,469
84,754	e	Arch Coal, Inc	251,719
6,563	e	Ardmore Shipping Corp	86,172
20,447	*	Athlon Energy, Inc	974,504
24,532	*	Atwood Oceanics, Inc	1,181,216
125

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

173,557		Baker Hughes, Inc	$11,935,515
13,169	*	Basic Energy Services, Inc	315,924
20,072	*,e	Bill Barrett Corp	481,929
13,049	*	Bonanza Creek Energy, Inc	731,527
50,084	*,e	BPZ Energy, Inc	131,220
14,049		Bristow Group, Inc	1,002,677
17,907	*	C&J Energy Services, Inc	536,494
166,039		Cabot Oil & Gas Corp	5,470,985
17,284	*	Callon Petroleum Co	170,766
81,190	*	Cameron International Corp	5,757,183
7,835	e	CARBO Ceramics, Inc	975,771
18,355	*	Carrizo Oil & Gas, Inc	1,127,181
13,713	*,e	CHC Group Ltd	98,734
94,923	*	Cheniere Energy, Inc	6,716,751
209,460		Chesapeake Energy Corp	5,523,460
757,464		Chevron Corp	97,894,647
34,660		Cimarex Energy Co	4,818,433
2,445	*	Clayton Williams Energy, Inc	260,172
27,865	*,e	Clean Energy Fuels Corp	277,535
24,459	*	Cloud Peak Energy, Inc	378,625
139,484	*	Cobalt International Energy, Inc	2,234,534
19,360		Comstock Resources, Inc	458,058
45,067	*	Concho Resources, Inc	6,345,434
488,651		ConocoPhillips	40,313,708
88,976		Consol Energy, Inc	3,454,048
7,333		Contango Oil & Gas Co	295,007
17,140	*,e	Continental Resources, Inc	2,515,809
5,811	e	CVR Energy, Inc	273,582
3,403		Dawson Geophysical Co	85,415
22,412		Delek US Holdings, Inc	654,879
142,400		Denbury Resources, Inc	2,413,680
159,123	*	Devon Energy Corp	12,013,786
28,140		DHT Holdings, Inc	186,287
26,588	e	Diamond Offshore Drilling, Inc	1,244,053
15,191	*	Diamondback Energy, Inc	1,249,156
2,966	*	Dorian LPG Ltd	59,528
30,128	*	Dresser-Rand Group, Inc	1,792,917
16,208	*	Dril-Quip, Inc	1,633,280
23,543	*,e	Emerald Oil, Inc	172,806
28,992		Energen Corp	2,366,617
37,212	e	Energy XXI Bermuda Ltd	742,752
217,433		EOG Resources, Inc	23,795,868
13,740	*,e	EP Energy Corp	274,800
60,344		EQT Corp	5,661,474
8,200	*	Era Group, Inc	219,760
8,771		Evolution Petroleum Corp	93,060
62,750	e	EXCO Resources, Inc	289,277
23,373		Exterran Holdings, Inc	987,509
1,708,674	d	Exxon Mobil Corp	169,056,206
93,528	*	FMC Technologies, Inc	5,686,502
48,400	*	Forest Oil Corp	98,736
23,476	*	Forum Energy Technologies, Inc	781,516
126

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,500	e	Frank’s International NV	$312,525
25,452	*,e	Frontline Ltd	61,339
21,505	*,e	FX Energy, Inc	66,450
16,589		GasLog Ltd	423,019
22,733	*	Gastar Exploration, Inc	150,492
5,250	*,e	Geospace Technologies Corp	211,260
4,676	*,e	Glori Energy, Inc	37,876
17,362	e	Golar LNG Ltd	1,069,673
14,119	*,e	Goodrich Petroleum Corp	271,932
14,261		Green Plains Renewable Energy, Inc	534,645
5,890		Gulf Island Fabrication, Inc	114,855
10,641		Gulfmark Offshore, Inc	407,231
34,052	*	Gulfport Energy Corp	1,818,717
104,311	*,e	Halcon Resources Corp	620,650
4,519		Hallador Petroleum Co	63,356
336,147		Halliburton Co	23,190,782
17,510	*,e	Harvest Natural Resources, Inc	75,643
41,882	*	Helix Energy Solutions Group, Inc	1,065,059
38,399		Helmerich & Payne, Inc	4,080,278
63,667	*,e	Hercules Offshore, Inc	224,745
110,533		Hess Corp	10,940,556
79,230		Holly Corp	3,724,602
14,379	*	Hornbeck Offshore Services, Inc	628,362
52,583	*	ION Geophysical Corp	197,186
341	*,e	Isramco, Inc	42,782
4,648	*	Jones Energy, Inc (Class A)	87,475
52,362	*	Key Energy Services, Inc	321,503
262,781		Kinder Morgan, Inc	9,454,860
105,917	*	Kodiak Oil & Gas Corp	1,645,950
42,348	*	Kosmos Energy LLC	407,811
30,903	*,e	Laredo Petroleum Holdings, Inc	838,707
78,930	*,e	Magnum Hunter Resources Corp	507,520
272,922		Marathon Oil Corp	10,575,727
100,455		Marathon Petroleum Corp	8,385,983
29,102	*	Matador Resources Co	786,918
10,361	*	Matrix Service Co	278,193
104,046	*,e	McDermott International, Inc	759,536
14,957	*,e	Midstates Petroleum Co, Inc	95,426
12,913	*,e	Miller Petroleum, Inc	63,145
5,541	*	Mitcham Industries, Inc	71,867
71,449		Murphy Oil Corp	4,439,126
118,452		Nabors Industries Ltd	3,217,156
170,736		National Oilwell Varco, Inc	13,836,445
5,354	*	Natural Gas Services Group, Inc	167,045
24,958		Navios Maritime Acq Corp	79,866
54,228	*	Newfield Exploration Co	2,185,388
33,806	*	Newpark Resources, Inc	413,447
143,532		Noble Energy, Inc	9,543,443
306		Nordic American Offshore Ltd	5,600
35,382	e	Nordic American Tanker Shipping	304,639
28,833	e	North Atlantic Drilling Ltd	281,122
24,209	*,e	Northern Oil And Gas, Inc	389,523
127

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,851	*,e	Nuverra Environmental Solutions, Inc	$108,946
40,736	*	Oasis Petroleum, Inc	2,177,339
314,429		Occidental Petroleum Corp	30,722,858
43,005		Oceaneering International, Inc	2,920,470
18,690	*	Oil States International, Inc	1,145,510
82,723		Oneok, Inc	5,329,843
7,891	*	Pacific Ethanol, Inc	140,775
2,856		Panhandle Oil and Gas, Inc (Class A)	183,984
47,687	*	Parker Drilling Co	294,706
19,952	*	Parsley Energy, Inc	450,317
57,579		Patterson-UTI Energy, Inc	1,977,839
27,353		PBF Energy, Inc	741,266
14,284	*	PDC Energy, Inc	775,050
107,795	e	Peabody Energy Corp	1,635,250
26,939	*	Penn Virginia Corp	350,746
24,643	*	Petroquest Energy, Inc	157,962
5,035	*	PHI, Inc	198,631
226,198		Phillips 66	18,346,920
30,293	*	Pioneer Energy Services Corp	445,610
56,898		Pioneer Natural Resources Co	12,600,631
4,952	*,e	Profire Energy, Inc	16,589
71,488		Questar Market Resources, Inc	2,362,678
51,966	*,e	Quicksilver Resources, Inc	97,696
65,225		Range Resources Corp	4,930,358
13,718	*	Renewable Energy Group, Inc	153,642
32,052	*,e	Resolute Energy Corp	244,877
19,322	*	Rex Energy Corp	266,450
2,462	*	Rex Stores Corp	207,670
19,981	*	Rice Energy, Inc	525,500
4,731	*	RigNet, Inc	263,138
7,597	*,e	Ring Energy, Inc	131,428
24,658	*	Rosetta Resources, Inc	1,259,284
49,613		Rowan Cos plc	1,514,189
24,722		RPC, Inc	556,245
8,980	*	RSP Permian, Inc	265,359
18,062	*,e	Sanchez Energy Corp	572,927
198,596	*,e	SandRidge Energy, Inc	1,183,632
517,473		Schlumberger Ltd	56,088,898
75,986		Scorpio Tankers, Inc	713,509
7,758		SEACOR Holdings, Inc	589,298
139,506	e	Seadrill Ltd	5,058,488
16,993		SemGroup Corp	1,309,820
14,961	*,e	Seventy Seven Energy, Inc	335,575
29,283	e	Ship Finance International Ltd	532,951
30,494	*,e	Solazyme, Inc	295,182
140,401	*	Southwestern Energy Co	5,697,473
266,893		Spectra Energy Corp	10,921,262
26,680		St. Mary Land & Exploration Co	2,095,447
22,382	*	Stone Energy Corp	851,635
62,427		Superior Energy Services	2,097,547
17,580	*,e	Swift Energy Co	194,259
26,237	*	Synergy Resources Corp	276,013
128

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,806		Targa Resources Investments, Inc	$1,887,765
18,116		Teekay Corp	1,008,337
24,539	e	Teekay Tankers Ltd (Class A)	97,665
13,798		Tesco Corp	269,337
51,611		Tesoro Corp	3,176,141
31,263	*	Tetra Technologies, Inc	344,206
19,847		Tidewater, Inc	938,168
9,385	*	TransAtlantic Petroleum Ltd	97,979
29,933	*,e	Triangle Petroleum Corp	323,276
60,940	*,e	Ultra Petroleum Corp	1,396,745
19,707	*	Unit Corp	1,248,438
21,644	*	Vaalco Energy, Inc	149,344
212,718		Valero Energy Corp	10,806,074
81,093	*,e	Vantage Drilling Co	151,644
4,510	*,e	Vertex Energy, Inc	37,072
13,700		W&T Offshore, Inc	183,717
32,776	*	Warren Resources, Inc	193,051
21,135		Western Refining, Inc	865,690
5,451	*	Westmoreland Coal Co	234,884
47,321	*	Whiting Petroleum Corp	4,187,435
16,810	*	Willbros Group, Inc	194,828
295,687		Williams Cos, Inc	16,744,755
29,739		World Fuel Services Corp	1,277,290
80,447	*	WPX Energy, Inc	1,654,795
		TOTAL ENERGY	823,211,499

FOOD & STAPLES RETAILING - 1.9%
11,257		Andersons, Inc	608,103
15,270		Casey’s General Stores, Inc	1,010,416
6,997	*,e	Chefs’ Warehouse Holdings, Inc	122,937
174,991		Costco Wholesale Corp	20,568,442
465,269		CVS Corp	35,527,941
5,327	*,e	Fairway Group Holdings Corp	31,323
17,126	*,e	Fresh Market, Inc	512,581
5,387		Ingles Markets, Inc (Class A)	132,089
202,657		Kroger Co	9,926,140
12,815	e	Liberator Medical Holdings, Inc	39,855
3,665	*,e	Natural Grocers by Vitamin C	83,122
8,880	*	Pantry, Inc	159,041
7,465		Pricesmart, Inc	614,369
387,005	*	Rite Aid Corp	2,589,063
9,452	e	Roundy’s, Inc	45,653
91,722		Safeway, Inc	3,160,740
14,851		Spartan Stores, Inc	311,277
38,923	*,e	Sprouts Farmers Market, Inc	1,187,541
79,233	*	Supervalu, Inc	726,567
7,347	*	Susser Holdings Corp	589,009
235,559		Sysco Corp	8,407,101
19,794	*	United Natural Foods, Inc	1,160,324
2,431		Village Super Market (Class A)	57,177
379,745		Walgreen Co	26,115,064
633,968		Wal-Mart Stores, Inc	46,647,365
129

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,144		Weis Markets, Inc	$176,783
146,348		Whole Foods Market, Inc	5,593,421
		TOTAL FOOD & STAPLES RETAILING	166,103,444

FOOD, BEVERAGE & TOBACCO - 4.4%
1,131		Alico, Inc	41,745
34,587	*	Alliance One International, Inc	78,512
790,438		Altria Group, Inc	32,091,783
6,923	*,e	Annie’s, Inc	202,013
260,755		Archer Daniels Midland Co	12,099,032
21,735		B&G Foods, Inc (Class A)	610,101
3,308	*,e	Boston Beer Co, Inc (Class A)	729,083
23,969	*	Boulder Brands, Inc	272,048
61,001		Brown-Forman Corp (Class B)	5,285,737
58,274		Bunge Ltd	4,594,322
5,393		Calavo Growers, Inc	186,005
6,403		Cal-Maine Foods, Inc	455,894
69,755		Campbell Soup Co	2,901,110
18,311	*	Chiquita Brands International, Inc	175,602
2,067		Coca-Cola Bottling Co Consolidated	144,318
1,560,220		Coca-Cola Co	61,301,044
100,466		Coca-Cola Enterprises, Inc	4,566,180
167,475		ConAgra Foods, Inc	5,046,022
62,920	*	Constellation Brands, Inc (Class A)	5,238,719
3,993	*	Craft Brewers Alliance, Inc	44,801
65,306	*	Darling International, Inc	1,222,528
36,347	e	Dean Foods Co	556,836
8,644	*,e	Diamond Foods, Inc	232,178
78,988		Dr Pepper Snapple Group, Inc	4,641,335
3,496	*	Farmer Bros Co	71,563
69,345		Flowers Foods, Inc	1,323,796
14,873		Fresh Del Monte Produce, Inc	445,298
246,887		General Mills, Inc	12,381,383
19,988	*	Hain Celestial Group, Inc	1,708,974
60,108		Hershey Co	5,298,520
46,816		Hillshire Brands Co	2,938,640
53,307		Hormel Foods Corp	2,412,675
29,916		Ingredion, Inc	2,202,715
5,854	*	Inventure Foods, Inc	70,541
6,691		J&J Snack Foods Corp	602,792
41,684		J.M. Smucker Co	4,153,394
3,701		John B. Sanfilippo & Son, Inc	97,891
103,212		Kellogg Co	6,175,174
56,293		Keurig Green Mountain, Inc	6,714,629
237,629		Kraft Foods Group, Inc	12,733,350
7,970		Lancaster Colony Corp	696,180
19,032		Lance, Inc	472,184
1,889	e	Lifeway Foods, Inc	23,594
4,613		Limoneira Co	101,717
144,188		Lorillard, Inc	8,720,490
52,623		McCormick & Co, Inc	3,461,541
80,455		Mead Johnson Nutrition Co	7,356,805
130

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

54,128		Molson Coors Brewing Co (Class B)	$3,655,264
675,725		Mondelez International, Inc	24,326,100
56,961	*	Monster Beverage Corp	3,643,226
4,631		National Beverage Corp	79,375
8,734	*	Omega Protein Corp	122,451
603,183		PepsiCo, Inc	53,140,422
625,827		Philip Morris International, Inc	51,324,072
25,819	*	Pilgrim’s Pride Corp	721,899
21,519		Pinnacle Foods, Inc	648,367
17,300	*	Post Holdings, Inc	777,116
122,779		Reynolds American, Inc	6,857,207
9,235		Sanderson Farms, Inc	841,216
149		Seaboard Corp	424,948
3,188	*	Seneca Foods Corp	91,241
7,341	*,e	Synutra International, Inc	44,707
7,775	e	Tootsie Roll Industries, Inc	204,716
14,805	*	TreeHouse Foods, Inc	1,088,168
107,092	*	Tyson Foods, Inc (Class A)	3,984,893
9,195	e	Universal Corp	477,496
26,313	e	Vector Group Ltd	540,206
69,178	*	WhiteWave Foods Co (Class A)	2,060,813
		TOTAL FOOD, BEVERAGE & TOBACCO	377,934,697

HEALTH CARE EQUIPMENT & SERVICES - 4.6%
8,485	e	Abaxis, Inc	402,274
597,687		Abbott Laboratories	25,174,576
15,929	*,e	Abiomed, Inc	407,782
14,312	*	Acadia Healthcare Co, Inc	682,110
30,619	*,e	Accuray, Inc	240,972
3,135	*	Addus HomeCare Corp	69,409
142,153		Aetna, Inc	11,021,122
15,861	e	Air Methods Corp	797,015
32,474	*	Align Technology, Inc	1,760,416
2,068	*	Alliance HealthCare Services, Inc	59,041
71,047	*	Allscripts Healthcare Solutions, Inc	1,131,068
3,624		Almost Family, Inc	84,947
11,133	*,e	Amedisys, Inc	224,664
89,897		AmerisourceBergen Corp	6,913,978
18,333	*	AMN Healthcare Services, Inc	240,162
13,261	*	Amsurg Corp	633,345
4,677		Analogic Corp	336,323
9,696	*	Angiodynamics, Inc	141,562
5,745	*	Anika Therapeutics, Inc	241,635
47,096	*,e	Antares Pharma, Inc	96,076
15,051	*,e	athenahealth, Inc	1,872,344
11,078	*	AtriCure, Inc	182,455
618		Atrion Corp	173,658
30,366		Bard (C.R.), Inc	4,531,518
215,923		Baxter International, Inc	16,127,289
76,888		Becton Dickinson & Co	8,937,461
9,673	*,e	Bio-Reference Labs, Inc	303,635
27,103	*,e	BioScrip, Inc	203,001
131

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,352	*	BioTelemetry, Inc	$74,534
526,006	*	Boston Scientific Corp	6,722,357
64,164	*	Brookdale Senior Living, Inc	2,223,279
12,469		Cantel Medical Corp	418,086
11,455	*	Capital Senior Living Corp	282,251
135,296		Cardinal Health, Inc	9,693,958
11,141	*	Cardiovascular Systems, Inc	300,807
82,548	*	CareFusion Corp	3,614,777
5,132	*,e	Castlight Health, Inc	68,820
81,937	*	Catamaran Corp	3,727,314
22,899	*	Centene Corp	1,650,789
118,592	*	Cerner Corp	6,546,278
29,608	*,e	Cerus Corp	104,220
7,021	e	Chemed Corp	715,089
5,468	*,e	Chindex International, Inc	128,006
106,926		Cigna Corp	9,627,617
45,488		Community Health Systems, Inc	2,169,778
4,462		Computer Programs & Systems, Inc	293,689
10,837		Conmed Corp	422,643
19,396		Cooper Cos, Inc	3,120,429
4,880	*	Corvel Corp	196,566
179,418		Covidien plc	15,521,451
11,894	*	Cross Country Healthcare, Inc	85,518
12,510		CryoLife, Inc	123,224
10,693	*	Cyberonics, Inc	635,913
8,831	*	Cynosure, Inc (Class A)	200,817
70,760	*	DaVita, Inc	4,984,334
56,381		Dentsply International, Inc	2,617,206
8,395	*,e	Derma Sciences, Inc	81,264
29,725	*	DexCom, Inc	1,120,038
42,025	*	Edwards Lifesciences Corp	3,792,756
25,511	*	Endologix, Inc	360,981
8,148		Ensign Group, Inc	268,314
32,174	*	Envision Healthcare Holdings, Inc	1,150,221
3,811	*	Exactech, Inc	86,662
13,769	*	ExamWorks Group, Inc	485,908
308,156	*	Express Scripts Holding Co	21,463,065
17,289	*	Five Star Quality Care, Inc	79,011
19,474	*,e	GenMark Diagnostics, Inc	208,372
12,263	*	Gentiva Health Services, Inc	221,960
26,136	*	Globus Medical, Inc	582,833
9,896	*	Greatbatch, Inc	489,951
20,613	*	Haemonetics Corp	733,204
14,043	*	Hanger Orthopedic Group, Inc	444,461
129,754		HCA Holdings, Inc	8,474,234
31,924	*	Health Net, Inc	1,314,950
35,158		Healthsouth Corp	1,347,606
8,271	*	HealthStream, Inc	206,444
12,854	*,e	Healthways, Inc	222,246
6,736	*	HeartWare International, Inc	567,239
33,951	*	Henry Schein, Inc	3,946,804
22,802		Hill-Rom Holdings, Inc	898,399
132

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,672	*	HMS Holdings Corp	$638,312
107,217	*	Hologic, Inc	2,795,147
61,653		Humana, Inc	7,253,475
6,479	*	ICU Medical, Inc	377,402
20,405	*	Idexx Laboratories, Inc	2,540,014
29,404	*,e	IMS Health Holdings, Inc	767,444
2,170	*	Inogen Inc	43,400
21,360	*	Insulet Corp	754,862
9,702	*	Integra LifeSciences Holdings Corp	460,069
15,183	*	Intuitive Surgical, Inc	6,946,982
12,342		Invacare Corp	184,760
32,915	*	Inverness Medical Innovations, Inc	1,316,600
6,956	*	IPC The Hospitalist Co, Inc	342,096
3,439	*,e	K2M Group Holdings, Inc	58,360
21,765		Kindred Healthcare, Inc	520,184
33,770	*	Laboratory Corp of America Holdings	3,501,611
3,821		Landauer, Inc	164,876
6,575	*	LDR Holding Corp	150,633
5,627	*	LHC Group, Inc	132,122
17,661	*	LifePoint Hospitals, Inc	1,266,647
11,390	*	Magellan Health Services, Inc	656,064
19,164		Masimo Corp	461,469
91,400		McKesson Corp	17,536,004
23,789	*	MedAssets, Inc	505,278
21,429	*	Medidata Solutions, Inc	960,876
397,460		Medtronic, Inc	24,539,180
27,937	*,e	Merge Healthcare, Inc	68,725
17,521	e	Meridian Bioscience, Inc	345,339
17,287	*	Merit Medical Systems, Inc	221,965
12,000	*	Molina Healthcare, Inc	490,200
5,107	*	MWI Veterinary Supply, Inc	721,415
4,200		National Healthcare Corp	230,832
3,676	*	National Research Corp	48,560
11,464	*	Natus Medical, Inc	329,819
14,251	*	Neogen Corp	622,199
20,656	*	NuVasive, Inc	772,121
24,566	*	NxStage Medical, Inc	327,956
39,516		Omnicare, Inc	2,469,750
14,598	*	Omnicell, Inc	399,985
21,728	*	OraSure Technologies, Inc	178,821
7,325	*	Orthofix International NV	242,165
25,069	e	Owens & Minor, Inc	829,533
5,336	*,e	Oxford Immunotec Global plc	84,842
34,082		Patterson Cos, Inc	1,329,539
40,195	*	Pediatrix Medical Group, Inc	2,378,740
12,030	*	PharMerica Corp	324,690
4,996	*,e	PhotoMedex, Inc	53,907
12,806	*	Premier, Inc	362,410
4,577	*	Providence Service Corp	181,295
19,842		Quality Systems, Inc	307,749
57,433	e	Quest Diagnostics, Inc	3,509,156
11,443	*	Quidel Corp	273,144
133

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,387	*	RadNet, Inc	$63,298
55,920	e	Resmed, Inc	2,893,301
15,744	*,e	Rockwell Medical Technologies, Inc	159,014
22,692	*	RTI Biologics, Inc	103,702
31,111		Select Medical Holdings Corp	483,465
22,202	*	Sirona Dental Systems, Inc	1,780,600
8,440	*	Skilled Healthcare Group, Inc (Class A)	50,218
15,763	*,e	Spectranetics Corp	404,321
112,451		St. Jude Medical, Inc	7,330,681
14,817	*	Staar Surgical Co	190,695
23,100		STERIS Corp	1,175,328
132,778		Stryker Corp	10,591,701
4,961	*	Surgical Care Affiliates, Inc	145,754
5,430	*	SurModics, Inc	103,116
14,125	*	Symmetry Medical, Inc	124,441
3,142	*,e	Tandem Diabetes Care, Inc	39,244
27,841	*	Team Health Holdings, Inc	1,574,409
16,433		Teleflex, Inc	1,770,491
38,890	*	Tenet Healthcare Corp	2,052,225
22,510	*	Thoratec Corp	731,575
13,231	*	Tornier BV	274,279
10,717	*,e	TransEnterix, Inc	42,547
10,733	*	Triple-S Management Corp (Class B)	185,466
2,959	*,e	TriVascular Technologies, Inc	40,686
40,501	*,e	Unilife Corp	102,063
390,783		UnitedHealth Group, Inc	31,672,962
16,919		Universal American Corp	134,337
35,375		Universal Health Services, Inc (Class B)	3,770,975
4,758		US Physical Therapy, Inc	166,245
1,453		Utah Medical Products, Inc	75,571
41,343	*	Varian Medical Systems, Inc	3,396,327
6,979	*	Vascular Solutions, Inc	172,172
35,160	*	VCA Antech, Inc	1,311,116
14,315	*,e	Veeva Systems, Inc	340,697
2,579	*	Veracyte, Inc	36,880
9,105	*	Vocera Communications, Inc	114,450
20,922	*	Volcano Corp	345,422
17,333	*	WellCare Health Plans, Inc	1,081,233
111,414		WellPoint, Inc	12,234,371
26,762		West Pharmaceutical Services, Inc	1,090,552
19,965	*	Wright Medical Group, Inc	615,321
11,805	*,e	Zeltiq Aesthetics, Inc	238,933
66,768		Zimmer Holdings, Inc	6,681,474
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	395,676,893

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
172,010		Avon Products, Inc	2,270,532
15,669	*	Central Garden and Pet Co (Class A)	146,192
54,132		Church & Dwight Co, Inc	3,474,192
51,154	e	Clorox Co	4,443,748
364,199		Colgate-Palmolive Co	23,090,217
24,390		Coty, Inc	417,313
134

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,051	*	Elizabeth Arden, Inc	$207,352
24,505		Energizer Holdings, Inc	2,812,194
91,235		Estee Lauder Cos (Class A)	6,702,123
9,176		Female Health Co	35,878
30,245	*	Harbinger Group, Inc	354,774
33,992	e	Herbalife Ltd	1,781,181
12,014	*	IGI Laboratories, Inc	63,314
6,703		Inter Parfums, Inc	175,149
149,914		Kimberly-Clark Corp	15,571,567
5,231	*	Medifast, Inc	150,182
3,786		Nature’s Sunshine Products, Inc	58,456
23,177		Nu Skin Enterprises, Inc (Class A)	1,360,258
2,747		Nutraceutical International Corp	63,401
1,470		Oil-Dri Corp of America	42,880
3,285		Orchids Paper Products Co	86,724
1,077,204		Procter & Gamble Co	83,289,413
3,323	*	Revlon, Inc (Class A)	101,351
8,158		Spectrum Brands, Inc	680,377
2,534	*,e	USANA Health Sciences, Inc	161,796
5,981		WD-40 Co	399,291
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	147,939,855

INSURANCE - 4.0%
134,394		ACE Ltd	13,452,839
180,804		Aflac, Inc	10,801,231
6,651	*	Alleghany Corp	2,752,516
39,203		Allied World Assurance Co Holdings Ltd	1,411,700
172,645		Allstate Corp	10,091,100
17,752	*	AMBAC Financial Group, Inc	402,260
29,633		American Equity Investment Life Holding Co	656,075
28,867		American Financial Group, Inc	1,616,263
580,110		American International Group, Inc	30,154,118
2,872		American National Insurance Co	313,048
6,505		Amerisafe, Inc	238,083
11,941	e	Amtrust Financial Services, Inc	509,164
118,084		Aon plc	9,961,566
53,365	*	Arch Capital Group Ltd	2,852,359
10,440		Argo Group International Holdings Ltd	520,016
62,460		Arthur J. Gallagher & Co	2,810,700
25,295		Aspen Insurance Holdings Ltd	1,012,053
28,385		Assurant, Inc	1,798,474
71,608		Assured Guaranty Ltd	1,598,291
4,444	*	Atlas Financial Holdings, Inc	63,371
42,929		Axis Capital Holdings Ltd	1,852,386
3,677		Baldwin & Lyons, Inc (Class B)	90,822
726,162	*	Berkshire Hathaway, Inc (Class B)	91,082,500
47,992		Brown & Brown, Inc	1,477,194
97,308		Chubb Corp	8,437,577
64,685		Cincinnati Financial Corp	2,976,804
17,701	*,e	Citizens, Inc (Class A)	119,305
10,018		CNA Financial Corp	374,373
86,449		Conseco, Inc	1,398,745
135

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,500		Crawford & Co (Class B)	$105,800
3,405		Donegal Group, Inc (Class A)	51,347
7,590	*	eHealth, Inc	157,113
1,918		EMC Insurance Group, Inc	56,447
11,158		Employers Holdings, Inc	237,665
17,691	e	Endurance Specialty Holdings Ltd	935,677
3,656	*	Enstar Group Ltd	504,528
10,065		Erie Indemnity Co (Class A)	736,959
18,372		Everest Re Group Ltd	2,864,379
3,922		FBL Financial Group, Inc (Class A)	167,783
4,374	*	Federated National Holding Co	88,224
4,480		Fidelity & Guaranty Life	96,813
41,816		First American Financial Corp	1,134,886
110,085	*	FNF Group	2,984,404
197,612	*	Genworth Financial, Inc (Class A)	2,588,717
12,261	*	Greenlight Capital Re Ltd (Class A)	396,766
5,627	*	Hallmark Financial Services	50,474
16,850		Hanover Insurance Group, Inc	974,098
178,896		Hartford Financial Services Group, Inc	6,111,087
39,926		HCC Insurance Holdings, Inc	1,863,746
3,640	e	HCI Group, Inc	145,236
2,883	*	Heritage Insurance Holdings, Inc	40,737
28,136	*	Hilltop Holdings, Inc	576,788
15,137		Horace Mann Educators Corp	433,675
3,159		Independence Holding Co	39,519
4,201		Infinity Property & Casualty Corp	272,057
1,519		Kansas City Life Insurance Co	66,335
18,133		Kemper Corp	627,583
102,996		Lincoln National Corp	5,395,960
127,557		Loews Corp	5,373,976
18,988		Maiden Holdings Ltd	217,982
5,562	*	Markel Corp	3,515,796
218,667		Marsh & McLennan Cos, Inc	11,101,724
55,986	*	MBIA, Inc	536,346
20,353		Meadowbrook Insurance Group, Inc	122,729
11,675		Mercury General Corp	574,643
370,561		Metlife, Inc	19,491,509
17,905		Montpelier Re Holdings Ltd	528,735
14,334	e	National General Holdings Corp	249,555
1,981		National Interstate Corp	53,665
755		National Western Life Insurance Co (Class A)	181,955
4,225	*	Navigators Group, Inc	256,880
98,829		Old Republic International Corp	1,422,149
7,800		OneBeacon Insurance Group Ltd (Class A)	115,440
21,986		PartnerRe Ltd	2,294,459
2,237	*	Phoenix Cos, Inc	123,952
12,138		Platinum Underwriters Holdings Ltd	711,287
22,640		Primerica, Inc	1,043,251
116,100		Principal Financial Group	5,767,848
23,897		ProAssurance Corp	1,042,626
235,443		Progressive Corp	5,518,784
30,663		Protective Life Corp	2,127,399
136

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

183,014		Prudential Financial, Inc	$15,916,728
27,513		Reinsurance Group of America, Inc (Class A)	2,208,193
16,886		RenaissanceRe Holdings Ltd	1,651,620
17,174		RLI Corp	734,017
5,226		Safety Insurance Group, Inc	261,352
21,192		Selective Insurance Group, Inc	472,370
17,340		Stancorp Financial Group, Inc	1,046,296
6,046		State Auto Financial Corp	127,631
8,607		Stewart Information Services Corp	253,648
36,159		Symetra Financial Corp	824,425
22,453	*	Third Point Reinsurance Ltd	326,916
52,444		Torchmark Corp	2,765,897
138,241		Travelers Cos, Inc	12,380,864
3,342	*	United America Indemnity Ltd	83,316
7,816		United Fire & Casualty Co	220,880
2,557		United Insurance Holdings Corp	37,128
12,469		Universal Insurance Holdings, Inc	150,376
102,417		UnumProvident Corp	3,515,976
36,138		Validus Holdings Ltd	1,320,121
39,861		W.R. Berkley Corp	1,778,199
2,450		White Mountains Insurance Group Ltd	1,482,029
108,057		XL Capital Ltd	3,483,758
		TOTAL INSURANCE	343,944,166

MATERIALS - 3.9%
11,631		A. Schulman, Inc	462,216
8,495	*	Advanced Emissions Solutions, Inc	181,708
1,694	*	AEP Industries, Inc	69,031
84,477		Air Products & Chemicals, Inc	11,146,740
29,568		Airgas, Inc	3,161,411
54,487	*,e	AK Steel Holding Corp	495,832
31,646		Albemarle Corp	1,941,166
466,269		Alcoa, Inc	7,642,149
43,208		Allegheny Technologies, Inc	1,626,781
41,190	*,e	Allied Nevada Gold Corp	128,925
11,715	e	American Vanguard Corp	148,663
3,985		Ampco-Pittsburgh Corp	80,377
26,457		Aptargroup, Inc	1,616,523
30,979		Ashland, Inc	3,241,952
39,151		Avery Dennison Corp	1,848,319
27,841		Axiall Corp	1,192,430
12,490		Balchem Corp	624,500
55,742		Ball Corp	3,414,755
40,024		Bemis Co, Inc	1,561,336
35,788	*	Berry Plastics Group, Inc	869,291
15,190	*	Boise Cascade Co	427,599
8,509		Brush Engineered Materials, Inc	274,926
25,614		Cabot Corp	1,341,917
21,261	*	Calgon Carbon Corp	450,733
21,158		Carpenter Technology Corp	1,145,494
7,123	*,e	Castle (A.M.) & Co	58,978
62,096		Celanese Corp (Series A)	3,614,608
137

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

20,348	*	Century Aluminum Co	$382,542
20,707		CF Industries Holdings, Inc	5,183,790
2,772		Chase Corp	93,555
37,974	*	Chemtura	883,275
8,163	*	Clearwater Paper Corp	551,819
60,915	e	Cliffs Natural Resources, Inc	1,062,967
40,064	*	Coeur d’Alene Mines Corp	312,499
46,809		Commercial Metals Co	806,987
13,355		Compass Minerals International, Inc	1,148,797
55,239	*	Crown Holdings, Inc	2,571,375
14,044		Cytec Industries, Inc	1,416,337
4,672		Deltic Timber Corp	285,459
25,526		Domtar Corp	916,894
479,192		Dow Chemical Co	24,472,335
366,014		Du Pont (E.I.) de Nemours & Co	23,538,360
19,530		Eagle Materials, Inc	1,773,715
59,736		Eastman Chemical Co	4,706,002
106,045		Ecolab, Inc	11,509,064
28,500	*	Ferro Corp	357,390
21,392	*	Flotek Industries, Inc	617,159
53,127		FMC Corp	3,464,943
412,873		Freeport-McMoRan Copper & Gold, Inc (Class B)	15,367,133
8,437		FutureFuel Corp	132,967
16,545		Glatfelter	393,771
25,489		Globe Specialty Metals, Inc	485,056
14,256	*,e	Gold Resource Corp	75,272
126,934	*	Graphic Packaging Holding Co	1,523,208
13,180		Greif, Inc (Class A)	661,372
19,859		H.B. Fuller Co	886,704
4,200		Hawkins, Inc	143,850
4,940		Haynes International, Inc	246,012
29,267	*	Headwaters, Inc	312,864
137,001	e	Hecla Mining Co	432,923
20,277	*	Horsehead Holding Corp	379,788
79,223		Huntsman Corp	2,063,759
8,994		Innophos Holdings, Inc	543,507
9,625		Innospec, Inc	387,021
32,390		International Flavors & Fragrances, Inc	3,271,066
172,285		International Paper Co	8,183,538
21,952	e	Intrepid Potash, Inc	325,109
7,211		Kaiser Aluminum Corp	556,833
33,322		Kapstone Paper and Packaging Corp	990,996
3,950		KMG Chemicals, Inc	66,242
8,099		Koppers Holdings, Inc	291,807
12,330	*	Kraton Polymers LLC	254,121
8,381		Kronos Worldwide, Inc	124,961
10,324	*	Landec Corp	126,056
55,241	*	Louisiana-Pacific Corp	747,963
7,299	*	LSB Industries, Inc	281,085
175,417		LyondellBasell Industries AF S.C.A	18,638,056
4,655	*,e	Marrone Bio Innovations, Inc	43,152
24,284		Martin Marietta Materials, Inc	3,016,801
138

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

66,875		MeadWestvaco Corp	$2,795,375
13,780		Minerals Technologies, Inc	800,205
68,071	*,e	Molycorp, Inc	142,268
209,055		Monsanto Co	23,642,030
133,208		Mosaic Co	6,142,221
10,894		Myers Industries, Inc	201,321
6,475		Neenah Paper, Inc	321,290
3,613		NewMarket Corp	1,398,231
197,854		Newmont Mining Corp	4,928,543
19,907		Noranda Aluminium Holding Corp	87,989
126,740		Nucor Corp	6,364,883
32,025		Olin Corp	850,904
3,926		Olympic Steel, Inc	86,097
12,801		OM Group, Inc	361,884
17,813	*	Omnova Solutions, Inc	143,751
66,219	*	Owens-Illinois, Inc	2,065,371
38,372		Packaging Corp of America	2,538,692
33,727	*	Platform Specialty Products Corp	833,394
37,351		PolyOne Corp	1,417,470
55,396		PPG Industries, Inc	10,988,351
117,196		Praxair, Inc	15,017,495
5,266		Quaker Chemical Corp	371,832
16,877	*	Rayonier Advanced Materials, Inc	547,827
30,960		Reliance Steel & Aluminum Co	2,113,020
92,557		Rentech, Inc	200,849
25,876	*,e	Resolute Forest Products	398,232
28,562		Rock-Tenn Co (Class A)	2,839,920
28,848		Rockwood Holdings, Inc	2,277,261
25,727		Royal Gold, Inc	1,944,189
53,026		RPM International, Inc	2,342,689
12,025	*	RTI International Metals, Inc	298,942
10,080		Schnitzer Steel Industries, Inc (Class A)	269,237
11,733		Schweitzer-Mauduit International, Inc	479,058
17,748		Scotts Miracle-Gro Co (Class A)	944,194
85,289		Sealed Air Corp	2,739,483
16,710	*,e	Senomyx, Inc	117,889
19,703		Sensient Technologies Corp	1,034,408
34,403		Sherwin-Williams Co	7,094,931
47,830		Sigma-Aldrich Corp	4,803,089
18,128		Silgan Holdings, Inc	892,260
40,581		Sonoco Products Co	1,588,340
59,710		Southern Copper Corp (NY)	1,962,071
88,956		Steel Dynamics, Inc	1,886,757
7,636		Stepan Co	367,444
47,713	*	Stillwater Mining Co	854,063
27,754	*	SunCoke Energy, Inc	633,624
33,886	*	Tahoe Resources, Inc	896,285
11,366	*	Taminco Corp	237,549
16,249	*	TimkenSteel Corp	706,994
7,438	*	Trecora Resources	89,405
10,895		Tredegar Corp	212,888
23,046		Tronox Ltd	611,641
139

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,376	*	UFP Technologies, Inc	$59,994
790		United States Lime & Minerals, Inc	45,520
57,666	e	United States Steel Corp	1,931,234
2,856	*	Universal Stainless & Alloy	82,339
5,448	*	US Concrete, Inc	139,414
21,328		US Silica Holdings Inc	1,199,060
33,782		Valspar Corp	2,535,339
51,613		Vulcan Materials Co	3,258,329
26,687	e	Walter Energy, Inc	153,450
21,822		Wausau Paper Corp	219,748
16,361		Westlake Chemical Corp	1,429,788
1,691	*	WHX Corp	38,048
20,425	*	Worthington Industries, Inc	781,256
30,356	*	WR Grace & Co	2,762,396
9,183		Zep, Inc	143,163
		TOTAL MATERIALS	333,439,831

MEDIA - 3.5%
7,528		AH Belo Corp (Class A)	79,420
8,220		AMC Entertainment Holdings, Inc	186,101
24,486	*	AMC Networks, Inc	1,465,977
79,269	e	Cablevision Systems Corp (Class A)	1,523,550
9,072	*	Carmike Cinemas, Inc	285,224
211,597		CBS Corp (Class B)	12,025,057
35,844		CBS Outdoor Americas, Inc	1,193,247
29,048	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	76,106
31,551	*	Charter Communications, Inc	4,875,260
45,849		Cinemark Holdings, Inc	1,503,847
16,417		Clear Channel Outdoor Holdings, Inc (Class A)	123,948
1,031,239		Comcast Corp (Class A)	55,408,471
10,034	*	Crown Media Holdings, Inc (Class A)	33,915
51,460	*	Cumulus Media, Inc (Class A)	266,563
411	*,e	Daily Journal Corp	69,315
6,234	*,e	Dex Media, Inc	79,733
186,115	*	DIRECTV	16,015,196
91,394	*	Discovery Communications, Inc (Class A)	7,787,683
84,844		DISH Network Corp (Class A)	5,248,450
29,376	*,e	DreamWorks Animation SKG, Inc (Class A)	587,520
10,087	*	Entercom Communications Corp (Class A)	95,322
23,005		Entravision Communications Corp (Class A)	128,598
7,195	*,e	Eros International plc	105,551
12,337	*	EW Scripps Co (Class A)	267,466
87,353		Gannett Co, Inc	2,858,190
6,645	*	Global Sources Ltd	49,040
19,973	*	Gray Television, Inc	243,271
19,411		Harte-Hanks, Inc	127,336
2,790	*	Hemisphere Media Group, Inc	32,280
168,527		Interpublic Group of Cos, Inc	3,321,667
17,384		John Wiley & Sons, Inc (Class A)	1,044,604
17,540	*	Journal Communications, Inc (Class A)	190,835
31,578		Lamar Advertising Co (Class A)	1,583,637
20,595	*,e	Lee Enterprises, Inc	78,261
140

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

37,724	*	Liberty Media Corp	$1,774,914
75,448	*	Liberty Media Corp (Class C)	3,546,056
31,876	e	Lions Gate Entertainment Corp	981,781
57,519	*	Live Nation, Inc	1,335,016
5,064		Loral Space & Communications, Inc	366,127
24,582	*	Madison Square Garden, Inc	1,458,696
11,381	*	Martha Stewart Living Omnimedia, Inc (Class A)	51,328
24,667	*,e	McClatchy Co (Class A)	119,142
16,747		MDC Partners, Inc	345,323
21,543	*,e	Media General, Inc (Class A)	434,307
14,365		Meredith Corp	659,641
7,739		Morningstar, Inc	524,782
23,428		National CineMedia, Inc	376,254
11,752	*	New Media Investment Group, Inc	176,985
53,842	e	New York Times Co (Class A)	672,487
197,825	*	News Corp	3,491,611
12,268	e	Nexstar Broadcasting Group, Inc (Class A)	571,566
103,003	*	Omnicom Group, Inc	7,209,180
7,127	*,e	Radio One, Inc	31,145
5,007	*,e	ReachLocal, Inc	32,045
4,992	*	Reading International, Inc	40,086
32,957	e	Regal Entertainment Group (Class A)	641,343
3,944	*	Rentrak Corp	195,780
1,443		Saga Communications, Inc	51,948
2,491		Salem Communications	21,697
10,478		Scholastic Corp	371,131
42,095		Scripps Networks Interactive (Class A)	3,469,049
17,717	*,e	SFX Entertainment, Inc	121,361
27,216	e	Sinclair Broadcast Group, Inc (Class A)	879,349
1,097,365	e	Sirius XM Holdings, Inc	3,709,094
9,582	*	Sizmek, Inc	87,100
44,058	*	Starz-Liberty Capital	1,256,094
142,731	e	Thomson Corp	5,396,659
110,885		Time Warner Cable, Inc	16,089,413
351,157		Time Warner, Inc	29,153,054
44,147	*	Time, Inc	1,063,943
758,219		Twenty-First Century Fox, Inc	24,020,378
171,155		Viacom, Inc (Class B)	14,149,384
689,212		Walt Disney Co	59,189,527
11,367	e	World Wrestling Entertainment, Inc (Class A)	141,860
		TOTAL MEDIA	303,167,277

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
632,721		AbbVie, Inc	33,116,617
31,286	*,e	Acadia Pharmaceuticals, Inc	634,167
8,544	*,e	Accelerate Diagnostics, Inc	155,330
6,455	*,e	Acceleron Pharma, Inc	191,197
9,217	*,e	AcelRx Pharmaceuticals, Inc	64,150
2,818	*	Achaogen, Inc	30,463
38,434	*,e	Achillion Pharmaceuticals, Inc	263,273
16,488	*	Acorda Therapeutics, Inc	482,604
104,747	*	Actavis plc	22,443,092
141

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,908	*,e	Actinium Pharmaceuticals, Inc	$49,899
1,336	*	Adamas Pharmaceuticals, Inc	21,256
11,809	*,e	Aegerion Pharmaceuticals, Inc	396,900
4,740	*	Aerie Pharmaceuticals, Inc	84,040
28,957	*,e	Affymetrix, Inc	249,030
25,516	*	Agenus, Inc	84,203
132,637		Agilent Technologies, Inc	7,439,609
5,322	*,e	Agios Pharmaceuticals, Inc	214,477
3,159	*,e	Akebia Therapeutics, Inc	69,940
24,866	*	Akorn, Inc	843,703
9,258	*,e	Albany Molecular Research, Inc	176,272
3,305	*	Alder Biopharmaceuticals, Inc	55,821
78,717	*	Alexion Pharmaceuticals, Inc	12,515,216
10,350	*,e	Alimera Sciences, Inc	59,823
57,499	*	Alkermes plc	2,458,657
118,383		Allergan, Inc	19,635,004
26,497	*	Alnylam Pharmaceuticals, Inc	1,432,163
8,549	*,e	AMAG Pharmaceuticals, Inc	163,200
301,242		Amgen, Inc	38,375,218
14,591	*,e	Ampio Pharmaceuticals, Inc	87,984
13,268	*,e	Anacor Pharmaceuticals, Inc	220,912
2,629	*	ANI Pharmaceuticals, Inc	67,355
1,946	*,e	Applied Genetic Technologies Corp	31,136
9,955	*,e	Aratana Therapeutics, Inc	114,781
87,816	*,e	Arena Pharmaceuticals, Inc	406,588
65,799	*,e	Ariad Pharmaceuticals, Inc	379,002
50,525	*,e	Array Biopharma, Inc	202,100
20,726	*,e	Arrowhead Research Corp	262,184
2,590	*	Asterias Biotherapeutics, Inc	5,827
3,300	*	Auspex Pharmaceuticals Inc	60,093
19,904	*,e	Auxilium Pharmaceuticals, Inc	398,478
63,671	*	AVANIR Pharmaceuticals, Inc	331,726
27,687	*,e	BioCryst Pharmaceuticals, Inc	346,641
20,345	*,e	BioDelivery Sciences International, Inc	259,399
94,558	*	Biogen Idec, Inc	31,619,250
57,996	*	BioMarin Pharmaceuticals, Inc	3,585,313
27,963	*,e	Bio-Path Holdings, Inc	63,756
8,265	*	Bio-Rad Laboratories, Inc (Class A)	950,392
1,559	*	Biospecifics Technologies Corp	40,752
19,659	*,e	Biotime, Inc	49,934
7,625	*,e	Bluebird Bio, Inc	254,675
658,856		Bristol-Myers Squibb Co	33,351,291
41,957	*	Bruker BioSciences Corp	953,683
12,351	*	Cambrex Corp	260,236
2,312	*,e	Cara Therapeutics Inc	29,478
318,606	*	Celgene Corp	27,766,513
35,796	*,e	Celldex Therapeutics, Inc	468,570
4,161	*,e	Cellular Dynamics International, Inc	47,810
8,826	*,e	Cempra, Inc	81,199
27,662	*	Cepheid, Inc	1,041,198
19,215	*	Charles River Laboratories International, Inc	1,041,645
9,194	*,e	ChemoCentryx, Inc	50,567
142

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,808	*	Chimerix, Inc	$245,558
9,865	*,e	Clovis Oncology, Inc	359,579
22,589	*,e	Corcept Therapeutics, Inc	53,988
22,811	*	Covance, Inc	1,914,299
54,062	*,e	CTI BioPharma Corp	140,021
29,945	*	Cubist Pharmaceuticals, Inc	1,823,650
14,477	*	Cytokinetics, Inc	61,238
25,229	*,e	Cytori Therapeutics, Inc	51,719
21,974	*,e	CytRx Corp	71,635
60,644	*,e	Dendreon Corp	125,533
26,759	*	Depomed, Inc	266,252
1,446	*,e	Dicerna Pharmaceuticals Inc	21,719
6,152	*,e	Durata Therapeutics, Inc	79,115
54,178	*	Dyax Corp	510,357
91,953	*	Dynavax Technologies Corp	136,090
802	*,e	Egalet Corp	9,704
1,511	*,e	Eleven Biotheraputics Inc	16,576
391,474		Eli Lilly & Co	23,903,402
11,534	*	Emergent Biosolutions, Inc	253,748
3,808	*,e	Enanta Pharmaceuticals, Inc	143,219
60,571	*	Endo International plc	4,063,103
14,308	*,e	Endocyte, Inc	94,934
13,923	*	Enzo Biochem, Inc	66,830
5,213	*,e	Epizyme, Inc	163,271
1,727	*	Esperion Thereapeutics, Inc	24,748
32,881	*,e	Exact Sciences Corp	513,272
77,564	*,e	Exelixis, Inc	313,359
6,594	*,e	Five Prime Therapeutics, Inc	79,128
1,915	*	Flexion Therapeutics Inc	23,516
11,238	*,e	Fluidigm Corp	321,744
1,296	*,m	Forest Laboratories, Inc CVR	1,231
5,651	*,e	Foundation Medicine, Inc	127,261
2,832	*,m	Furiex Pharmaceuticals, Inc	27,669
7,325	*,e	Galectin Therapeutics, Inc	44,975
47,931	*,e	Galena Biopharma, Inc	136,124
1,666	*,e	Genocea Biosciences Inc	29,005
7,321	*,e	Genomic Health, Inc	186,539
62,189	*,e	Geron Corp	149,565
611,361	*	Gilead Sciences, Inc	55,970,099
12,851	*	Golf Trust Of America, Inc	96,511
41,532	*,e	Halozyme Therapeutics, Inc	404,522
7,451	*,e	Heron Therapeutics, Inc	65,494
25,679	*,e	Horizon Pharma, Inc	218,272
66,499	*	Hospira, Inc	3,688,700
5,485	*	Hyperion Therapeutics, Inc	124,893
46,805	*,e	Idenix Pharmaceuticals, Inc	1,142,978
22,914	*,e	Idera Pharmaceuticals, Inc	57,972
51,105	*	Illumina, Inc	8,172,201
34,283	*,e	Immunogen, Inc	369,571
35,440	*,e	Immunomedics, Inc	114,826
27,831	*	Impax Laboratories, Inc	650,967
57,466	*	Incyte Corp	2,733,658
143

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

19,642	*	Infinity Pharmaceuticals, Inc	$178,546
24,252	*,e	Inovio Pharmaceuticals, Inc	244,945
16,107	*	Insmed, Inc	275,269
3,990	*,e	Insys Therapeutics, Inc	107,850
4,950	*	Intercept Pharmaceuticals, Inc	1,150,182
39,433	*	InterMune, Inc	1,729,926
6,807	*,e	Intra-Cellular Therapies, Inc	98,633
14,341	*,e	Intrexon Corp	316,793
48,025	*	Ironwood Pharmaceuticals, Inc	710,770
46,795	*,e	Isis Pharmaceuticals, Inc	1,450,177
23,651	*	Jazz Pharmaceuticals plc	3,304,754
1,125,636		Johnson & Johnson	112,664,907
5,018	*,e	Karyopharm Therapeutics, Inc	174,074
36,296	*,e	Keryx Biopharmaceuticals, Inc	546,255
4,496	*	Kindred Biosciences Inc	68,519
6,699	*,e	KYTHERA Biopharmaceuticals, Inc	224,952
10,246	*	Lannett Co, Inc	344,368
87,144	*,e	Lexicon Pharmaceuticals, Inc	128,102
8,270	*	Ligand Pharmaceuticals, Inc (Class B)	406,636
15,732	*	Luminex Corp	286,322
8,023	*	MacroGenics, Inc	162,867
22,619	*,e	Mallinckrodt plc	1,574,735
90,579	*,e	MannKind Corp	757,240
24,938	*	Medicines Co	582,801
30,426	*	Medivation, Inc	2,258,522
1,162,776		Merck & Co, Inc	65,975,910
38,997	*,e	Merrimack Pharmaceuticals, Inc	230,472
11,842	*	Mettler-Toledo International, Inc	3,045,052
36,673	*,e	MiMedx Group, Inc	253,410
2,993	*,e	Mirati Therapeutics, Inc	54,383
18,851	*	Momenta Pharmaceuticals, Inc	200,575
148,748	*	Mylan Laboratories, Inc	7,343,689
29,826	*,e	Myriad Genetics, Inc	1,076,719
3,381	*,e	NanoString Technologies, Inc	40,741
15,109	*,e	NanoViricides, Inc	61,343
57,284	*,e	Navidea Biopharmceuticals, Inc	76,188
51,538	*	Nektar Therapeutics	543,726
9,051	*,e	NeoStem, Inc	55,845
27,511	*,e	Neuralstem, Inc	78,681
31,005	*	Neurocrine Biosciences, Inc	421,048
7,810	*,e	NewLink Genetics Corp	165,416
14,396	*,e	Northwest Biotherapeutics, Inc	95,014
83,673	*,e	Novavax, Inc	362,304
42,306	*	NPS Pharmaceuticals, Inc	1,182,030
7,823	*,e	Ohr Pharmaceutical, Inc	70,407
13,482	*,e	Omeros Corp	183,490
1,988	*,m	Omthera Pharmaceuticals, Inc	1,193
4,885	*,e	OncoMed Pharmaceuticals, Inc	105,467
27,185	*	Oncothyreon, Inc	74,215
5,421	*,e	Ophthotech Corp	211,744
78,548	*,e	Opko Health, Inc	692,793
46,442	*,e	Orexigen Therapeutics, Inc	231,746
144

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,020	*,e	Organovo Holdings, Inc	$189,401
7,783	*	Osiris Therapeutics, Inc	115,188
5,799	*,e	OvaScience, Inc	56,888
25,430	*	Pacific Biosciences of California, Inc	116,215
14,220	*,e	Pacira Pharmaceuticals, Inc	1,308,240
14,233	*	Pain Therapeutics, Inc	59,921
22,595	*	Parexel International Corp	1,210,188
64,073	e	PDL BioPharma, Inc	601,005
68,417	*,e	Peregrine Pharmaceuticals, Inc	103,310
43,144	*	PerkinElmer, Inc	1,994,116
52,876		Perrigo Co plc	7,955,194
2,537,988		Pfizer, Inc	72,840,256
24,253	*	Pharmacyclics, Inc	2,921,031
5,447	*	Phibro Animal Health Corp	103,275
14,722	*,e	Portola Pharmaceuticals, Inc	370,111
11,983		Pozen, Inc	86,757
20,589	*	Prestige Brands Holdings, Inc	634,141
30,473	*,e	Progenics Pharmaceuticals, Inc	145,661
7,261	*	Prothena Corp plc	126,051
8,904	*,e	PTC Therapeutics, Inc	235,244
9,362	*	Puma Biotechnology, Inc	2,075,743
92,805	*	Qiagen NV (NASDAQ)	2,267,226
24,260	e	Questcor Pharmaceuticals, Inc	2,182,672
22,483	*	Quintiles Transnational Holdings, Inc	1,234,991
24,544	*,e	Raptor Pharmaceutical Corp	211,324
6,111	*	Receptos, Inc	253,057
6,117	*,e	Regado Biosciences, Inc	18,229
31,460	*	Regeneron Pharmaceuticals, Inc	9,948,281
5,559	*,e	Regulus Therapeutics, Inc	35,522
6,592	*	Relypsa, Inc	149,045
13,091	*	Repligen Corp	274,518
9,071	*	Repros Therapeutics, Inc	127,175
8,303	*,e	Retrophin, Inc	88,178
3,290	*,e	Revance Therapeutics, Inc	100,937
33,185	*	Rigel Pharmaceuticals, Inc	108,515
8,812	*	Sagent Pharmaceuticals	224,530
25,244	*	Salix Pharmaceuticals Ltd	3,329,936
27,083	*,e	Sangamo Biosciences, Inc	321,746
16,235	*,e	Sarepta Therapeutics, Inc	346,455
22,166	*	Sciclone Pharmaceuticals, Inc	106,840
40,247	*,e	Seattle Genetics, Inc	1,416,694
45,275	*,e	Sequenom, Inc	169,781
26,219	e	Spectrum Pharmaceuticals, Inc	184,582
4,616	*,e	Stemline Therapeutics, Inc	59,131
5,921	*,e	Sucampo Pharmaceuticals, Inc (Class A)	34,934
19,689	*,e	Sunesis Pharmaceuticals, Inc	129,554
20,591	*,e	Supernus Pharmaceuticals, Inc	178,318
8,554	*,e	Synageva BioPharma Corp	585,179
37,579	*,e	Synergy Pharmaceuticals, Inc	137,163
22,494	*,e	Synta Pharmaceuticals Corp	88,851
14,706		Techne Corp	1,372,364
7,755	*	TESARO, Inc	223,034
145

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,814	*	Tetraphase Pharmaceuticals, Inc	$92,547
9,582	*,e	TG Therapeutics, Inc	75,794
42,702	*,e	TherapeuticsMD, Inc	198,137
9,312	*,e	Theravance Biopharma, Inc	261,015
32,888	*,e	Theravance, Inc	713,670
157,517		Thermo Electron Corp	19,138,316
19,914	*,e	Threshold Pharmaceuticals, Inc	83,838
2,590	*	Ultragenyx Pharmaceutical, Inc	113,183
19,121	*	United Therapeutics Corp	1,738,864
13,695	*,e	Vanda Pharmaceuticals, Inc	201,317
8,443	*	Verastem, Inc	62,394
2,749	*,e	Versartis, Inc	56,080
93,962	*	Vertex Pharmaceuticals, Inc	8,354,161
2,146	*,e	Vital Therapies, Inc	49,143
38,588	*,e	Vivus, Inc	185,994
33,697	*	Waters Corp	3,485,618
6,202	*	Xencor Inc	59,911
22,097	*	Xenoport, Inc	94,796
33,340	*	XOMA Corp	129,359
33,518	*,e	ZIOPHARM Oncology, Inc	104,911
199,345		Zoetis Inc	6,560,444
51,247	*,e	Zogenix, Inc	67,646
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	730,465,714

REAL ESTATE - 3.8%
22,590		Acadia Realty Trust	637,716
11,101		AG Mortgage Investment Trust	203,592
6,410		Agree Realty Corp	187,685
19,412		Alexander & Baldwin, Inc	740,956
945		Alexander’s, Inc	343,035
28,556		Alexandria Real Estate Equities, Inc	2,244,502
557	*,e	Altisource Asset Management Corp	341,452
5,825	*,e	Altisource Portfolio Solutions S.A.	631,313
21,827		Altisource Residential Corp	506,168
14,192		American Assets Trust, Inc	486,644
41,385		American Campus Communities, Inc	1,610,704
138,190		American Capital Agency Corp	3,194,953
20,453		American Capital Mortgage, Inc	407,628
55,479		American Homes 4 Rent	1,010,827
66,310		American Realty Capital Healthcare Trust, Inc	707,528
361,539	*	American Realty Capital Properties, Inc	4,739,776
12,177	*	American Residential Properties, Inc	220,647
157,970		American Tower Corp	14,910,788
7,646		AmREIT, Inc (Class B)	176,928
371,019		Annaly Capital Management, Inc	4,118,311
50,785		Anworth Mortgage Asset Corp	257,988
58,223		Apartment Investment & Management Co (Class A)	1,990,062
18,249		Apollo Commercial Real Estate Finance, Inc	302,386
11,615		Ares Commercial Real Estate Corp	141,935
7,976		Armada Hoffler Properties, Inc	74,974
141,470	*	ARMOUR Residential REIT, Inc	595,589
10,029		Ashford Hospitality Prime, Inc	166,983
146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,183		Ashford Hospitality Trust, Inc	$312,876
20,730		Associated Estates Realty Corp	366,299
4,648	*	AV Homes, Inc	72,462
51,716		AvalonBay Communities, Inc	7,658,105
7,845		Aviv REIT, Inc	223,190
76,341		BioMed Realty Trust, Inc	1,641,331
61,385		Boston Properties, Inc	7,332,438
60,718		Brandywine Realty Trust	944,165
19,145		Brixmor Property Group, Inc	433,634
34,005		Camden Property Trust	2,460,602
25,940		Campus Crest Communities, Inc	207,520
38,228		Capstead Mortgage Corp	490,848
7,818	*	CareTrust REIT, Inc	133,375
5,253		CatchMark Timber Trust Inc	63,036
64,218		CBL & Associates Properties, Inc	1,200,877
111,800	*	CBRE Group, Inc	3,447,912
31,506		Cedar Shopping Centers, Inc	198,488
94,917		Chambers Street Properties	738,454
10,309		Chatham Lodging Trust	218,242
19,826		Chesapeake Lodging Trust	588,436
408,317		Chimera Investment Corp	1,294,365
36,064		Colony Financial, Inc	798,818
49,621		Columbia Property Trust, Inc	1,265,832
1,735		Consolidated-Tomoka Land Co	77,416
8,139		Coresite Realty	265,820
34,732		Corporate Office Properties Trust	985,347
78,762		Cousins Properties, Inc	975,074
132,761		Crown Castle International Corp	9,848,211
56,486		CubeSmart	1,028,610
7,262		CyrusOne, Inc	180,461
64,606		CYS Investments, Inc	573,701
131,559		DCT Industrial Trust, Inc	1,030,107
119,851		DDR Corp	2,102,187
77,180		DiamondRock Hospitality Co	946,227
53,443		Digital Realty Trust, Inc	3,441,195
57,202		Douglas Emmett, Inc	1,629,685
131,000		Duke Realty Corp	2,356,690
24,919		DuPont Fabros Technology, Inc	683,030
21,154		Dynex Capital, Inc	175,578
12,644		EastGroup Properties, Inc	788,480
45,031		Education Realty Trust, Inc	475,527
35,421		Empire State Realty Trust, Inc	575,237
21,314		Entertainment Properties Trust	1,148,825
46,279	*	Equity Commonwealth	1,243,054
33,388		Equity Lifestyle Properties, Inc	1,478,755
24,495		Equity One, Inc	568,774
143,725		Equity Residential	9,291,821
24,880		Essex Property Trust, Inc	4,716,502
19,599		Excel Trust, Inc	253,807
46,182		Extra Space Storage, Inc	2,388,995
26,796		Federal Realty Investment Trust	3,271,792
49,558		FelCor Lodging Trust, Inc	518,872
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,668		First Industrial Realty Trust, Inc	$788,207
23,269		First Potomac Realty Trust	306,918
63,074	*	Forest City Enterprises, Inc (Class A)	1,209,129
16,040	*	Forestar Real Estate Group, Inc	299,948
36,242		Franklin Street Properties Corp	439,978
33,589		Gaming and Leisure Properties, Inc	1,130,942
226,948		General Growth Properties, Inc	5,303,775
28,661		Geo Group, Inc	986,225
11,101		Getty Realty Corp	203,925
6,437		Gladstone Commercial Corp	112,326
57,559		Glimcher Realty Trust	618,184
21,718		Government Properties Income Trust	507,115
46,232		Gramercy Property Trust, Inc	273,231
8,462		Hannon Armstrong Sustainable Infrastructure Capital, Inc	116,014
36,991		Hatteras Financial Corp	708,378
182,313		HCP, Inc	7,571,459
122,204		Health Care REIT, Inc	7,775,841
38,926		Healthcare Realty Trust, Inc	961,472
93,175		Healthcare Trust of America, Inc	1,109,714
79,845		Hersha Hospitality Trust	527,775
35,946		Highwoods Properties, Inc	1,512,248
22,770		Home Properties, Inc	1,498,038
59,666		Hospitality Properties Trust	1,704,658
303,007		Host Marriott Corp	6,587,372
15,589	*	Howard Hughes Corp	2,266,952
21,270		Hudson Pacific Properties	544,512
34,121		Inland Real Estate Corp	352,811
48,952		Invesco Mortgage Capital, Inc	831,205
42,506		Investors Real Estate Trust	362,151
33,522	*	iStar Financial, Inc	482,046
17,746		Jones Lang LaSalle, Inc	2,195,180
27,458	e	Kennedy-Wilson Holdings, Inc	642,517
32,374		Kilroy Realty Corp	2,002,008
165,562		Kimco Realty Corp	3,705,278
50,763		Kite Realty Group Trust	309,654
41,363		LaSalle Hotel Properties	1,439,019
80,750		Lexington Corporate Properties Trust	883,405
58,847		Liberty Property Trust	2,069,649
14,173		LTC Properties, Inc	543,251
55,977		Macerich Co	3,639,065
35,378		Mack-Cali Realty Corp	746,476
67,395		Medical Properties Trust, Inc	907,137
145,551		MFA Mortgage Investments, Inc	1,184,785
29,938		Mid-America Apartment Communities, Inc	2,093,265
21,852		Monmouth Real Estate Investment Corp (Class A)	224,639
13,217		National Health Investors, Inc	790,244
48,962		National Retail Properties, Inc	1,741,578
112,770		New Residential Investment Corp	674,365
36,579		New York Mortgage Trust, Inc	276,171
67,407	*	New York REIT, Inc	703,729
73,053	*	NorthStar Realty Finance Corp	1,176,153
50,100		Omega Healthcare Investors, Inc	1,830,654
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,657		One Liberty Properties, Inc	$96,493
4,380		Owens Realty Mortgage, Inc	70,124
28,408		Parkway Properties, Inc	588,898
25,300		Pebblebrook Hotel Trust	920,920
27,385		Pennsylvania REIT	526,614
29,461		Pennymac Mortgage Investment Trust	630,760
13,691		Physicians Realty Trust	192,769
62,958		Piedmont Office Realty Trust, Inc	1,224,533
70,313		Plum Creek Timber Co, Inc	2,908,849
21,589		Post Properties, Inc	1,170,124
17,050		Potlatch Corp	704,165
198,841		Prologis, Inc	8,114,701
7,705		PS Business Parks, Inc	635,662
57,760		Public Storage, Inc	9,912,194
4,875		QTS Realty Trust, Inc	132,844
32,670		RAIT Investment Trust	251,559
26,250		Ramco-Gershenson Properties	435,750
50,633		Rayonier, Inc	1,724,560
4,400		Re/Max Holdings, Inc	128,920
57,950	*	Realogy Holdings Corp	2,130,242
88,117		Realty Income Corp	3,793,437
33,082		Redwood Trust, Inc	627,896
37,187		Regency Centers Corp	2,021,485
45,907		Resource Capital Corp	252,948
29,980		Retail Opportunities Investment Corp	462,591
94,240		Retail Properties of America, Inc	1,418,312
10,900		Rexford Industrial Realty, Inc	150,747
52,337		RLJ Lodging Trust	1,467,529
14,383		Rouse Properties, Inc	243,792
16,871		Ryman Hospitality Properties	805,590
18,423		Sabra Healthcare REIT, Inc	510,317
3,901		Saul Centers, Inc	185,961
14,541		Select Income REIT	403,513
81,093		Senior Housing Properties Trust	1,853,786
14,331		Silver Bay Realty Trust Corp	231,589
124,290		Simon Property Group, Inc	20,904,335
37,743		SL Green Realty Corp	4,068,695
13,682		Sovran Self Storage, Inc	1,049,683
158,415		Spirit Realty Capital, Inc	1,832,862
25,316	*,e	St. Joe Co	578,217
19,054		STAG Industrial, Inc	435,193
87,312		Starwood Property Trust, Inc	2,060,563
14,914	*	Starwood Waypoint Residential Trust	392,089
98,176	*	Strategic Hotels & Resorts, Inc	1,120,188
34,370		Summit Hotel Properties, Inc	352,980
16,386		Sun Communities, Inc	862,395
71,755		Sunstone Hotel Investors, Inc	1,018,203
36,355		Tanger Factory Outlet Centers, Inc	1,259,701
25,173		Taubman Centers, Inc	1,851,726
5,192	*	Tejon Ranch Co	148,491
11,848		Terreno Realty Corp	221,558
7,936		Trade Street Residential, Inc	56,346
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

145,259		Two Harbors Investment Corp	$1,486,000
100,313		UDR, Inc	2,917,102
7,871		UMH Properties, Inc	78,002
4,803		Universal Health Realty Income Trust	202,014
11,670		Urstadt Biddle Properties, Inc (Class A)	239,118
117,141		Ventas, Inc	7,438,453
75,343		Vornado Realty Trust	7,987,865
61,906	*	Washington Prime Group, Inc	1,169,404
27,622		Washington REIT	749,109
48,612		Weingarten Realty Investors	1,599,821
10,756		Western Asset Mortgage Capital Corp	146,282
211,850		Weyerhaeuser Co	6,635,142
9,142		Whitestone REIT	136,764
14,231		Winthrop Realty Trust	214,461
39,480		WP Carey, Inc	2,595,020
		TOTAL REAL ESTATE	321,670,882

RETAILING - 4.1%
9,268	*	1-800-FLOWERS.COM, Inc (Class A)	47,452
25,910		Aaron’s, Inc	683,506
28,941		Abercrombie & Fitch Co (Class A)	1,138,539
29,039		Advance Auto Parts, Inc	3,516,913
29,079	*,e	Aeropostale, Inc	96,542
148,949	*	Amazon.com, Inc	46,619,547
76,546		American Eagle Outfitters, Inc	815,980
3,169	*,e	America’s Car-Mart, Inc	118,647
18,654	*	Ann Taylor Stores Corp	685,535
12,502	*	Asbury Automotive Group, Inc	844,260
50,758	*	Ascena Retail Group, Inc	815,174
7,775	*	Audiovox Corp (Class A)	77,050
28,569	*	Autonation, Inc	1,523,299
12,975	*	AutoZone, Inc	6,708,464
16,408	*	Barnes & Noble, Inc	341,615
13,146		Bebe Stores, Inc	36,940
81,506	*	Bed Bath & Beyond, Inc	5,158,515
114,047		Best Buy Co, Inc	3,390,617
7,055		Big 5 Sporting Goods Corp	69,915
23,079		Big Lots, Inc	1,009,706
5,139	*	Blue Nile, Inc	132,329
5,473	e	Bon-Ton Stores, Inc	50,899
17,331		Brown Shoe Co, Inc	488,561
11,014	e	Buckle, Inc	490,123
4,615	*	Build-A-Bear Workshop, Inc	48,688
11,385	*	Burlington Stores, Inc	372,631
19,837	*,e	Cabela’s, Inc	1,157,687
87,760	*	Carmax, Inc	4,283,566
10,463		Cato Corp (Class A)	322,888
60,996		Chico’s FAS, Inc	964,347
8,856		Children’s Place Retail Stores, Inc	444,571
14,714	*	Christopher & Banks Corp	125,805
6,249	*	Citi Trends, Inc	125,917
10,996	*,e	Conn’s, Inc	439,840
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,884	*,e	Container Store Group, Inc	$144,771
9,586		Core-Mark Holding Co, Inc	452,459
4,670	*,e	Coupons.com, Inc	95,875
30,070		CST Brands, Inc	1,005,240
5,544		Destination Maternity Corp	105,502
14,776	*	Destination XL Group, Inc	79,052
38,461		Dick’s Sporting Goods, Inc	1,635,746
10,169		Dillard’s, Inc (Class A)	1,212,348
123,389	*	Dollar General Corp	6,814,774
82,821	*	Dollar Tree, Inc	4,511,260
29,357		DSW, Inc (Class A)	780,603
41,140		Expedia, Inc	3,267,339
32,885	*	Express Parent LLC	511,691
38,003		Family Dollar Stores, Inc	2,840,724
19,113		Finish Line, Inc (Class A)	502,481
21,612	*,e	Five Below, Inc	791,431
58,051		Foot Locker, Inc	2,759,164
16,847	*,e	Francesca’s Holdings Corp	215,305
15,555		Fred’s, Inc (Class A)	246,236
7,507	*	FTD Cos, Inc	247,281
6,156	*	Gaiam, Inc (Class A)	40,507
45,571	e	GameStop Corp (Class A)	1,912,615
105,187		Gap, Inc	4,219,051
9,519	*	Genesco, Inc	726,014
61,084		Genuine Parts Co	5,058,977
36,262		GNC Holdings, Inc	1,189,756
9,395		Group 1 Automotive, Inc	694,478
191,369	*,e	Groupon, Inc	1,238,157
24,348		Guess?, Inc	633,292
7,966		Haverty Furniture Cos, Inc	177,084
4,857	*,e	HHgregg, Inc	34,533
10,580	*,e	Hibbett Sports, Inc	528,048
545,442		Home Depot, Inc	44,098,986
37,245	*	HomeAway, Inc	1,293,146
13,393		HSN, Inc	748,535
116,930	*,e	JC Penney Co, Inc	1,096,803
5,901	*	Kirkland’s, Inc	110,998
82,946		Kohl’s Corp	4,440,929
95,926		L Brands, Inc	5,560,830
6,611	*,e	Lands’ End, Inc	232,641
197,536	*	Liberty Interactive Corp	5,540,885
29,909	*	Liberty Ventures	2,068,506
9,046		Lithia Motors, Inc (Class A)	803,737
120,174	*	LKQ Corp	3,143,151
405,434		Lowe’s Companies, Inc	19,400,017
10,988	*,e	Lumber Liquidators, Inc	595,769
143,943		Macy’s, Inc	8,318,466
9,957	*	MarineMax, Inc	165,983
5,757	*,e	Mattress Firm Holding Corp	268,276
18,454		Men’s Wearhouse, Inc	928,605
12,627	e	Monro Muffler, Inc	641,325
18,657	*	Murphy USA, Inc	922,029
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,844	*	NetFlix, Inc	$10,079,336
10,555	*	New York & Co, Inc	35,570
55,201		Nordstrom, Inc	3,821,565
11,300		Nutri/System, Inc	181,365
212,330	*	Office Depot, Inc	1,063,773
20,186	*	Orbitz Worldwide, Inc	178,646
42,429	*	O’Reilly Automotive, Inc	6,364,350
8,166	*,e	Outerwall, Inc	449,293
4,892	*,e	Overstock.com, Inc	79,495
17,800	*	Pacific Sunwear Of California, Inc	36,134
16,815		Penske Auto Group, Inc	781,057
20,968	*	PEP Boys - Manny Moe & Jack	221,841
8,830	e	PetMed Express, Inc	120,971
39,614	e	Petsmart, Inc	2,699,298
37,408		Pier 1 Imports, Inc	563,365
20,520	*	Priceline.com, Inc	25,495,074
21,148		Rent-A-Center, Inc	506,283
12,363	*	Restoration Hardware Holdings, Inc	1,011,170
12,399	*,e	RetailMeNot, Inc	303,280
84,478		Ross Stores, Inc	5,440,383
64,473	*	Sally Beauty Holdings, Inc	1,673,074
10,704	*,e	Sears Holdings Corp	408,358
3,323	*	Sears Hometown and Outlet Stores, Inc	63,004
21,733	*	Select Comfort Corp	439,007
5,922		Shoe Carnival, Inc	105,412
15,240	*	Shutterfly, Inc	751,637
31,931		Signet Jewelers Ltd	3,250,257
15,819		Sonic Automotive, Inc (Class A)	384,718
3,417	*	Sportsman’s Warehouse Holdings, Inc	19,784
12,585		Stage Stores, Inc	226,782
257,676		Staples, Inc	2,986,465
11,572		Stein Mart, Inc	150,205
4,288		Systemax, Inc	58,617
252,129		Target Corp	15,024,367
44,852		Tiffany & Co	4,378,004
11,101	*,e	Tile Shop Holdings, Inc	112,231
4,219	*	Tilly’s, Inc	31,938
278,583		TJX Companies, Inc	14,845,688
55,604		Tractor Supply Co	3,456,901
44,727	*	TripAdvisor, Inc	4,241,909
17,397	*	Tuesday Morning Corp	286,355
25,612	*	Ulta Salon Cosmetics & Fragrance, Inc	2,364,756
42,110	*	Urban Outfitters, Inc	1,504,590
17,334	*	Valuevision International, Inc (Class A)	79,390
8,371	*	Vitacost.com, Inc	66,801
12,117	*	Vitamin Shoppe, Inc	516,790
6,804	*	West Marine, Inc	58,378
15,388	*	WEX, Inc	1,660,673
37,585		Williams-Sonoma, Inc	2,520,826
892		Winmark Corp	58,399
5,208	*,e	zulily, Inc	180,301
8,244	*	Zumiez, Inc	229,595
		TOTAL RETAILING	349,764,940
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
15,709	*	Advanced Energy Industries, Inc	$264,225
245,885	*,e	Advanced Micro Devices, Inc	961,410
7,533	*	Alpha & Omega Semiconductor Ltd	68,927
124,674		Altera Corp	4,079,333
11,341	*,e	Ambarella, Inc	324,466
39,862	*	Amkor Technology, Inc	352,779
124,923		Analog Devices, Inc	6,199,929
484,226		Applied Materials, Inc	10,149,377
31,397	*,e	Applied Micro Circuits Corp	262,165
167,509	*	Atmel Corp	1,373,574
5,463	*	Audience, Inc	52,062
99,265		Avago Technologies Ltd	6,887,006
44,358	*	Axcelis Technologies, Inc	77,627
212,946		Broadcom Corp (Class A)	8,147,314
26,047		Brooks Automation, Inc	265,158
9,662	*	Cabot Microelectronics Corp	388,316
4,818	*	Cascade Microtech, Inc	53,287
21,203	*	Cavium Networks, Inc	989,120
8,650	*	Ceva, Inc	123,090
24,698	*	Cirrus Logic, Inc	553,976
9,419		Cohu, Inc	105,022
48,381	*,e	Cree, Inc	2,285,035
71,752	e	Cypress Semiconductor Corp	725,413
14,527	*	Diodes, Inc	370,439
9,301	*	DSP Group, Inc	82,500
55,661	*	Entegris, Inc	639,545
36,366	*	Entropic Communications, Inc	101,461
15,727	*	Exar Corp	151,451
48,686	*	Fairchild Semiconductor International, Inc	741,001
29,004	*	First Solar, Inc	1,830,442
21,843	*	Formfactor, Inc	147,440
41,686	*,e	Freescale Semiconductor Holdings Ltd	834,554
56,050	*,e	GT Solar International, Inc	775,732
12,340	*	Inphi Corp	188,308
52,621	*	Integrated Device Technology, Inc	755,638
11,931	*	Integrated Silicon Solution, Inc	174,431
1,980,681		Intel Corp	67,125,279
27,685	*	International Rectifier Corp	687,695
51,271		Intersil Corp (Class A)	657,807
9,988		IXYS Corp	114,063
65,785		Kla-Tencor Corp	4,702,970
26,291	*	Kopin Corp	90,178
64,111		Lam Research Corp	4,487,770
46,871	*	Lattice Semiconductor Corp	320,598
93,955		Linear Technology Corp	4,146,704
4,644	*	MA-COM Technology Solutions	92,416
159,968		Marvell Technology Group Ltd	2,133,973
112,426		Maxim Integrated Products, Inc	3,295,206
11,428	*,e	MaxLinear, Inc	108,337
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,514		Micrel, Inc	$183,196
79,651	e	Microchip Technology, Inc	3,585,888
425,034	*	Micron Technology, Inc	12,984,789
37,763	*	Microsemi Corp	905,557
21,340		MKS Instruments, Inc	678,185
15,405		Monolithic Power Systems, Inc	635,302
9,714	*	Nanometrics, Inc	151,150
1,929	*	NVE Corp	127,989
222,117		Nvidia Corp	3,887,048
21,300	*	Omnivision Technologies, Inc	477,120
175,897	*	ON Semiconductor Corp	1,505,678
12,269	*	PDF Solutions, Inc	235,074
11,233	*,e	Peregrine Semiconductor Corp	75,710
9,022	*	Pericom Semiconductor Corp	79,664
23,544	*	Photronics, Inc	187,646
16,043	*	PLX Technology, Inc	104,119
77,701	*	PMC - Sierra, Inc	522,928
12,028		Power Integrations, Inc	647,467
21,183	*,e	QuickLogic Corp	72,022
47,933	*	Rambus, Inc	551,709
113,912	*	RF Micro Devices, Inc	1,271,258
10,334	*,e	Rubicon Technology, Inc	77,815
12,643	*	Rudolph Technologies, Inc	116,442
26,681	*	Semtech Corp	595,787
29,865	*	Silicon Image, Inc	149,026
17,296	*	Silicon Laboratories, Inc	704,466
75,393		Skyworks Solutions, Inc	3,826,949
22,306	*	Spansion, Inc	423,145
106,435	*	SunEdison, Inc	2,128,700
18,113	*,e	SunPower Corp	665,290
72,878	e	Teradyne, Inc	1,327,837
20,925		Tessera Technologies, Inc	531,704
430,005		Texas Instruments, Inc	19,887,731
68,350	*	Triquint Semiconductor, Inc	1,228,933
11,782	*	Ultra Clean Holdings	102,150
11,090	*	Ultratech, Inc	262,611
15,690	*,e	Veeco Instruments, Inc	544,600
20,116	*	Vitesse Semiconductor Corp	60,348
19,456	*	Xcerra Corp	181,914
106,718		Xilinx, Inc	4,389,311
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	205,518,807

SOFTWARE & SERVICES - 10.4%
4,685	*,e	A10 Networks, Inc	50,598
252,666		Accenture plc	20,031,360
45,090	*	ACI Worldwide, Inc	844,987
197,091		Activision Blizzard, Inc	4,410,897
18,969	*	Actuate Corp	80,049
30,778	*	Acxiom Corp	563,853
198,645	*	Adobe Systems, Inc	13,728,356
20,277		Advent Software, Inc	658,191
3,991	*,e	Aerohive Networks, Inc	33,524
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

70,921	*	Akamai Technologies, Inc	$4,185,757
21,452	*	Alliance Data Systems Corp	5,626,645
3,462	*	Amber Road, Inc	47,429
63,707		Amdocs Ltd	2,888,475
9,809	*	American Software, Inc (Class A)	91,322
17,713	*,e	Angie’s List, Inc	147,549
37,142	*	Ansys, Inc	2,857,705
31,853		AOL, Inc	1,227,933
36,651	*	Aspen Technology, Inc	1,592,119
90,529	*	Autodesk, Inc	4,829,722
193,740		Automatic Data Processing, Inc	15,752,999
12,884	*	AVG Technologies NV	219,028
26,722	*	Bankrate, Inc	450,533
3,114	*,e	Barracuda Networks, Inc	86,476
19,910	*,e	Bazaarvoice, Inc	147,533
1,900	*,e	Benefitfocus, Inc	73,226
18,275		Blackbaud, Inc	670,875
20,985	*,e	Blackhawk Network Holdings, Inc	594,715
16,823	*	Blucora, Inc	287,169
29,189		Booz Allen Hamilton Holding Co	649,163
2,523	*,e	Borderfree, Inc	33,581
15,474	*	Bottomline Technologies, Inc	438,069
12,621	*	Brightcove, Inc	75,095
48,345		Broadridge Financial Solutions, Inc	1,951,688
11,032	*	BroadSoft, Inc	269,181
128,230		CA, Inc	3,703,282
9,222	*	CACI International, Inc (Class A)	636,226
115,130	*	Cadence Design Systems, Inc	1,937,638
18,327	*	Callidus Software, Inc	196,465
7,045	*	Carbonite, Inc	68,548
17,521	*	Cardtronics, Inc	675,610
3,739	*,e	Care.com, Inc	35,483
4,627		Cass Information Systems, Inc	208,817
8,307	*,e	ChannelAdvisor Corp	190,480
30,571	*	Ciber, Inc	106,693
29,725	*	Cinedigm Corp	67,476
65,262	*	Citrix Systems, Inc	4,420,195
242,234	*	Cognizant Technology Solutions Corp (Class A)	11,881,578
18,720	*	Commvault Systems, Inc	898,934
57,639		Computer Sciences Corp	3,596,097
6,003		Computer Task Group, Inc	85,963
87,803		Compuware Corp	799,007
13,742	*	comScore, Inc	497,323
9,182	*	Comverse, Inc	235,794
18,978	*,e	Concur Technologies, Inc	1,764,195
12,466	*	Constant Contact, Inc	388,067
40,661		Convergys Corp	788,417
28,082	*,e	Conversant, Inc	656,276
21,121	*	Cornerstone OnDemand, Inc	883,703
11,441	*	CoStar Group, Inc	1,644,415
3,453	*,e	Covisint Corp	14,434
13,500		CSG Systems International, Inc	351,540
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,221	*,e	Cvent, Inc	$197,206
10,812	*,e	Cyan, Inc	41,626
7,890	*	Datalink Corp	89,157
21,240	*	DealerTrack Holdings, Inc	797,987
16,459	*	Demand Media, Inc	89,372
11,992	*	Demandware, Inc	722,398
15,774	*	Dice Holdings, Inc	144,490
13,396	*	Digital River, Inc	191,429
2,622		DMRC Corp	66,494
12,026		DST Systems, Inc	1,083,182
9,188	*,e	E2open, Inc	148,662
40,115		EarthLink Holdings Corp	158,053
507,296	*	eBay, Inc	26,785,229
11,888	e	Ebix, Inc	149,313
125,133	*	Electronic Arts, Inc	4,204,469
10,641	*	Ellie Mae, Inc	305,610
12,110	*,e	Endurance International Group Holdings, Inc	165,059
10,543	*	EnerNOC, Inc	188,931
13,583	*	Envestnet, Inc	592,355
14,013	*	EPAM Systems, Inc	541,743
12,174		EPIQ Systems, Inc	175,549
1,860		ePlus, Inc	101,723
19,877	*	Equinix, Inc	4,264,014
20,267	*	Euronet Worldwide, Inc	1,014,161
26,096		EVERTEC, Inc	583,507
2,787	*,e	Everyday Health, Inc	46,320
12,942	*	ExlService Holdings, Inc	363,023
785,157	*	Facebook, Inc	57,041,656
16,946	e	Factset Research Systems, Inc	2,035,723
13,745		Fair Isaac Corp	785,527
114,700		Fidelity National Information Services, Inc	6,469,080
34,214	*,e	FireEye, Inc	1,214,597
36,630	*	First American Corp	996,336
99,583	*	Fiserv, Inc	6,141,284
5,007	*,e	Five9, Inc	36,451
32,990	*	FleetCor Technologies, Inc	4,380,742
14,959	*,e	FleetMatics Group plc	472,555
5,122		Forrester Research, Inc	198,119
54,561	*	Fortinet, Inc	1,339,473
36,099	*	Gartner, Inc	2,469,894
63,720		Genpact Ltd	1,121,472
3,514	*,m	Gerber Scientific, Inc	0
9,789	*,e	Gigamon, Inc	112,965
26,600	*	Global Cash Access, Inc	222,642
14,926	*	Global Eagle Entertainment, Inc	152,245
30,229		Global Payments, Inc	2,093,963
36,613	*,e	Glu Mobile, Inc	205,399
22,346	*,e	Gogo, Inc	362,229
112,603	*	Google, Inc	64,363,875
111,678	*	Google, Inc (Class A)	64,722,985
3,664	*,e	GrubHub, Inc	132,967
5,227	*	GTT Communications, Inc	53,106
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,393	*,e	Guidance Software, Inc	$57,222
26,956	*	Guidewire Software, Inc	1,091,718
10,211		Hackett Group, Inc	61,266
14,021	e	Heartland Payment Systems, Inc	665,997
11,998	*	Higher One Holdings, Inc	50,152
29,546		IAC/InterActiveCorp	1,985,491
14,665	*	iGate Corp	523,247
9,015	*,e	Imperva, Inc	199,863
21,929	*	Infoblox, Inc	265,779
43,679	*	Informatica Corp	1,385,498
13,542	*	Information Services Group, Inc	59,179
6,621	*	Interactive Intelligence, Inc	300,395
22,093	*	Internap Network Services Corp	159,291
376,400		International Business Machines Corp	72,144,588
113,458		Intuit, Inc	9,300,152
18,949	e	j2 Global, Inc	926,985
34,284		Jack Henry & Associates, Inc	2,000,471
16,776	*	Jive Software, Inc	132,866
9,164	*	Knot, Inc	102,362
29,597	*,e	Kofax Ltd	212,506
25,548		Leidos Holdings, Inc	943,743
31,019	*	Limelight Networks, Inc	79,719
41,482	*	LinkedIn Corp	7,493,308
25,980	*	Lionbridge Technologies	148,865
10,535	*,e	Liquidity Services, Inc	142,117
21,292	*	Liveperson, Inc	250,820
9,652	*	LogMeIn, Inc	392,933
3,064	*,e	Luxoft Holding, Inc	97,405
6,820	*,e	magicJack VocalTec Ltd	97,321
30,535	*	Manhattan Associates, Inc	896,508
9,410		Mantech International Corp (Class A)	254,070
13,195		Marchex, Inc (Class B)	145,145
10,794	*,e	Marin Software, Inc	98,981
10,225	*,e	Marketo, Inc	279,654
400,012		Mastercard, Inc (Class A)	29,660,890
4,099	*,e	Mavenir Systems, Inc	46,278
27,274		MAXIMUS, Inc	1,128,053
38,559		Mentor Graphics Corp	761,540
29,883	*	Micros Systems, Inc	2,020,987
3,286,727		Microsoft Corp	141,855,137
3,605	*	MicroStrategy, Inc (Class A)	515,984
29,421	*,e	Millennial Media, Inc	101,502
7,608	*	Model N, Inc	74,863
14,497	*,e	ModusLink Global Solutions, Inc	54,074
11,761	*	MoneyGram International, Inc	169,946
15,829		Monotype Imaging Holdings, Inc	473,129
38,282	*	Monster Worldwide, Inc	248,833
15,248	*	Move, Inc	222,621
14,753	*	Netscout Systems, Inc	627,445
16,471	*,e	NetSuite, Inc	1,388,670
24,084	*,e	NeuStar, Inc (Class A)	670,980
26,129		NIC, Inc	440,796
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

104,441	*	Nuance Communications, Inc	$1,898,737
3,016	*,e	OPOWER, Inc	48,256
1,306,820		Oracle Corp	52,782,460
81,695	*	Pandora Media, Inc	2,052,178
3,781	*,e	Park City Group, Inc	39,738
129,592		Paychex, Inc	5,314,568
2,354	*	Paycom Software, Inc	30,084
14,018		Pegasystems, Inc	299,565
13,586	*	Perficient, Inc	230,826
12,240	*	PRG-Schultz International, Inc	73,685
21,127	*	Progress Software Corp	489,724
14,689	*	Proofpoint, Inc	518,081
9,486	*	PROS Holdings, Inc	243,031
47,152	*	PTC, Inc	1,695,586
3,963	*,e	Q2 Holdings, Inc	52,193
2,489		QAD, Inc (Class A)	47,042
35,476	*	QLIK Technologies, Inc	938,695
8,045	*	Qualys, Inc	192,195
13,828	*	QuinStreet, Inc	69,002
46,750	*	Rackspace Hosting, Inc	1,416,058
10,019	*,e	Rally Software Development Corp	101,893
9,129	*	RealNetworks, Inc	68,650
20,747	*,e	RealPage, Inc	334,130
75,406	*	Red Hat, Inc	4,382,597
3,209		Reis, Inc	69,346
7,220	*,e	Rocket Fuel, Inc	190,680
8,026	*	Rosetta Stone, Inc	77,371
37,512	*	Rovi Corp	876,655
3,008	*,e	Rubicon Project, Inc	35,825
17,425	*,e	Sabre Corp	330,727
244,006	*	Salesforce.com, Inc	13,237,326
9,731		Sapiens International Corp NV	70,258
45,526	*	Sapient Corp	671,964
16,805		Science Applications International Corp	701,945
11,070	*	Sciquest, Inc	170,367
13,463	*	Seachange International, Inc	100,838
57,165	*	ServiceNow, Inc	3,361,302
26,981	*,e	ServiceSource International LLC	119,526
5,973	*,e	Shutterstock, Inc	465,536
13,750	*	Silver Spring Networks, Inc	146,850
26,239	*	SolarWinds, Inc	1,079,472
27,434		Solera Holdings, Inc	1,755,776
47,005	*	Splunk, Inc	2,210,175
6,421	*	SPS Commerce, Inc	342,560
27,006	*	SS&C Technologies Holdings, Inc	1,169,630
5,602	*	Stamps.com, Inc	177,191
15,251	*	Sykes Enterprises, Inc	315,696
275,336		Symantec Corp	6,514,450
13,984	*	Synchronoss Technologies, Inc	565,093
62,003	*	Synopsys, Inc	2,341,853
6,330	*	Syntel, Inc	546,722
15,391	*	TA Indigo Holding Corp	123,436
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,011	*	Tableau Software, Inc	$975,715
38,339	*	Take-Two Interactive Software, Inc	858,027
15,467	*	Tangoe, Inc	213,445
16,987	*	TeleCommunication Systems, Inc (Class A)	53,509
10,125	*	TeleNav, Inc	50,321
7,285	*	TeleTech Holdings, Inc	200,556
62,737	*	Teradata Corp	2,644,992
7,569	*,e	Textura Corp	188,998
64,535	*	TIBCO Software, Inc	1,245,526
45,995	*	TiVo, Inc	619,093
66,358		Total System Services, Inc	2,123,456
4,367	*	Travelzoo, Inc	75,287
13,220	*,e	Tremor Video, Inc	49,178
3,307	*,e	TrueCar, Inc	44,876
14,778	*,e	Trulia, Inc	894,512
190,621	*	Twitter, Inc	8,614,163
13,128	*	Tyler Technologies, Inc	1,191,103
11,301	*	Ultimate Software Group, Inc	1,524,618
20,494	*	Unisys Corp	436,317
38,963	*	Unwired Planet, Inc	77,926
48,785	*	Vantiv, Inc	1,599,172
2,125	*,e	Varonis Systems, Inc	44,795
11,802	*	Vasco Data Security International	160,153
44,242	*	VeriFone Systems, Inc	1,482,549
21,361	*	Verint Systems, Inc	1,002,685
49,074	*,e	VeriSign, Inc	2,652,450
16,673	*,e	VirnetX Holding Corp	233,089
10,239	*	Virtusa Corp	320,276
199,523		Visa, Inc (Class A)	42,101,348
13,744	*,e	VistaPrint Ltd	677,029
34,748	*	VMware, Inc (Class A)	3,452,561
27,962	*,e	Vringo, Inc	91,156
15,481	*,e	WebMD Health Corp (Class A)	771,418
20,610	*	Website Pros, Inc	547,196
222,867	e	Western Union Co	3,893,486
5,611	*,e	Wix.com Ltd	95,106
37,273	*	Workday, Inc	3,124,968
464,311		Xerox Corp	6,156,764
12,453	*	Xoom Corp	269,732
400,493	*	Yahoo!, Inc	14,341,654
20,190	*	Yelp, Inc	1,355,960
7,470	*,e	YuMe, Inc	44,596
4,002	*,e	Zendesk, Inc	69,595
12,357	*,e	Zillow, Inc	1,773,600
23,238	*	Zix Corp	80,636
288,329	*	Zynga, Inc	841,921
		TOTAL SOFTWARE & SERVICES	886,425,207

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
43,678	*,e	3D Systems Corp	2,189,578
22,562		Adtran, Inc	501,779
5,601	*	Agilysys, Inc	73,653
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,160		Alliance Fiber Optic Products, Inc	$69,041
63,275		Amphenol Corp (Class A)	6,085,157
11,053		Anixter International, Inc	950,226
2,399,125		Apple, Inc	229,284,376
5,899	*	Applied Optoelectronics, Inc	106,182
50,088	*	ARRIS Group, Inc	1,711,507
39,589	*	Arrow Electronics, Inc	2,294,183
44,947	*	Aruba Networks, Inc	802,753
54,561		Avnet, Inc	2,309,567
21,648		AVX Corp	294,413
8,246	*	AX Holding Corp	87,078
5,631		Badger Meter, Inc	280,987
4,074		Bel Fuse, Inc (Class B)	96,309
16,843		Belden CDT, Inc	1,143,640
21,281	*	Benchmark Electronics, Inc	513,936
6,118		Black Box Corp	126,643
38,274	*,e	Bookham, Inc	71,190
173,985		Brocade Communications Systems, Inc	1,602,402
14,389	*,e	CalAmp Corp	244,757
16,699	*	Calix Networks, Inc	155,134
34,589		CDW Corp	1,068,454
16,366	*	Checkpoint Systems, Inc	200,320
41,458	*,e	Ciena Corp	809,675
2,038,170		Cisco Systems, Inc	51,423,029
4,709	*,e	Clearfield, Inc	60,605
35,298		Cognex Corp	1,446,512
9,960		Coherent, Inc	586,744
24,714	*	CommScope Holding Co, Inc	608,953
6,617		Comtech Telecommunications Corp	223,655
4,850	*,e	Control4 Corp	81,528
520,580		Corning, Inc	10,229,397
16,155	*	Cray, Inc	428,431
13,448		CTS Corp	233,861
8,443	*,e	CUI Global, Inc	52,431
15,342		Daktronics, Inc	170,296
25,760		Diebold, Inc	970,637
10,399	*	Digi International, Inc	85,896
19,072	e	Dolby Laboratories, Inc (Class A)	851,374
21,804	*	Dot Hill Systems Corp	85,690
7,017	*	DTS, Inc	126,938
7,109	*,e	Eastman Kodak Co	168,057
17,171	*	EchoStar Corp (Class A)	870,570
7,109		Electro Rent Corp	108,412
10,102		Electro Scientific Industries, Inc	60,410
18,628	*	Electronics for Imaging, Inc	820,936
814,633		EMC Corp	23,868,747
30,938	*	Emulex Corp	181,915
35,807	*	Extreme Networks, Inc	168,293
29,756	*	F5 Networks, Inc	3,350,228
13,918	*	Fabrinet	258,875
6,814	*	FARO Technologies, Inc	344,993
16,823		FEI Co	1,288,642
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

38,470	*,e	Finisar Corp	$759,013
57,308		Flir Systems, Inc	1,907,210
12,192	*	GSI Group, Inc	140,574
39,552	*	Harmonic, Inc	237,312
43,138		Harris Corp	2,945,031
754,158		Hewlett-Packard Co	26,855,566
11,513	*	Immersion Corp	157,152
48,653	*,e	Infinera Corp	447,608
58,556	*	Ingram Micro, Inc (Class A)	1,680,557
16,136	*	Insight Enterprises, Inc	423,893
16,183		InterDigital, Inc	713,508
9,257	*	Intevac, Inc	58,689
28,245	*,e	InvenSense, Inc	649,917
13,197	e	IPG Photonics Corp	888,818
15,658	*	Itron, Inc	563,375
22,924	*	Ixia	245,287
80,813		Jabil Circuit, Inc	1,613,027
92,020	*	JDS Uniphase Corp	1,092,277
188,555	*	Juniper Networks, Inc	4,438,585
18,784	*	Kemet Corp	92,605
33,840	*	Knowles Corp	984,067
5,979	*	KVH Industries, Inc	77,787
25,702		Lexmark International, Inc (Class A)	1,234,467
8,981		Littelfuse, Inc	780,629
11,856	*	Maxwell Technologies, Inc	128,993
6,337	*	Measurement Specialties, Inc	544,919
13,539	*	Mercury Computer Systems, Inc	149,606
1,138		Mesa Laboratories, Inc	87,023
15,098		Methode Electronics, Inc	482,834
89,312		Motorola, Inc	5,687,388
6,091		MTS Systems Corp	402,006
3,946	*	Multi-Fineline Electronix, Inc	38,513
39,442		National Instruments Corp	1,255,833
66,783	*	NCR Corp	2,066,934
131,821		NetApp, Inc	5,119,928
14,600	*	Netgear, Inc	457,126
15,808	*	Newport Corp	273,636
3,600	*,e	Nimble Storage, Inc	93,168
5,940	*	Numerex Corp	59,697
7,256	*	Oplink Communications, Inc	138,299
7,973	*	OSI Systems, Inc	528,610
20,645	*	Palo Alto Networks, Inc	1,669,355
8,151		Park Electrochemical Corp	229,532
38,779	*,e	Parkervision, Inc	48,474
3,831		PC Connection, Inc	78,267
16,902		Plantronics, Inc	793,887
13,431	*	Plexus Corp	528,241
55,882	*	Polycom, Inc	716,407
8,174	*,e	Procera Networks, Inc	81,822
34,549	*	QLogic Corp	314,396
671,634		Qualcomm, Inc	49,499,426
89,500	*,e	Quantum Corp	111,875
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,011	*,e	RealD, Inc	$169,236
63,928	*	Riverbed Technology, Inc	1,144,311
12,287	*	Rofin-Sinar Technologies, Inc	268,225
7,159	*	Rogers Corp	410,640
25,574	*	Ruckus Wireless, Inc	330,160
89,922		SanDisk Corp	8,246,747
32,670	*	Sanmina Corp	760,884
11,360	*	Scansource, Inc	406,802
24,252	*	ShoreTel, Inc	149,877
13,572	*,e	Silicon Graphics International Corp	129,070
98,513	*	Sonus Networks, Inc	347,751
20,353	*	Speed Commerce, Inc	63,298
19,637	*,e	Stratasys Ltd	1,974,304
13,654	*	Super Micro Computer, Inc	357,325
14,300	*	Synaptics, Inc	1,032,889
11,305	*	SYNNEX Corp	729,172
15,228	*	Tech Data Corp	956,166
2,797		Tessco Technologies, Inc	85,309
103,836	*	Trimble Navigation Ltd	3,208,532
21,256	*	TTM Technologies, Inc	159,633
11,800	e	Ubiquiti Networks, Inc	451,114
16,130	*,e	Universal Display Corp	494,546
16,534	*	Viasat, Inc	966,743
2,233	*	Viasystems Group, Inc	21,861
31,816	*,e	Violin Memory, Inc	125,991
50,091		Vishay Intertechnology, Inc	737,840
5,516	*	Vishay Precision Group, Inc	79,596
87,774		Western Digital Corp	8,762,478
20,035	*	Zebra Technologies Corp (Class A)	1,604,202
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	506,976,846

TELECOMMUNICATION SERVICES - 2.3%
34,713	*	8x8, Inc	280,481
2,065,285		AT&T, Inc	73,503,493
3,536		Atlantic Tele-Network, Inc	206,891
9,315	*	Boingo Wireless, Inc	56,915
227,904		CenturyTel, Inc	8,942,953
80,190	*	Cincinnati Bell, Inc	305,524
18,621		Cogent Communications Group, Inc	646,335
16,085		Consolidated Communications Holdings, Inc	359,982
5,728		Enventis Corp	93,825
8,375	*,e	Fairpoint Communications, Inc	122,275
394,767	e	Frontier Communications Corp	2,585,724
13,887	*	General Communication, Inc (Class A)	153,313
108,646	*,e	Globalstar, Inc	430,238
3,994	*,e	Hawaiian Telcom Holdco, Inc	112,631
6,869		IDT Corp (Class B)	107,088
24,055	*	inContact, Inc	192,199
12,998		Inteliquent, Inc	137,909
10,667	*	Intelsat S.A.	197,766
31,918	*,e	Iridium Communications, Inc	261,089
71,672	*	Level 3 Communications, Inc	3,152,135
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,188		Lumos Networks Corp	$110,264
6,901	e	NTELOS Holdings Corp	83,088
18,108	*	Orbcomm, Inc	113,718
19,090	*	Premiere Global Services, Inc	250,079
11,280	*,e	RingCentral, Inc	168,410
51,294	*	SBA Communications Corp (Class A)	5,484,867
9,480		Shenandoah Telecom Co	262,691
8,964	*	Spok Holdings, Inc	134,191
289,729	*	Sprint Corp	2,129,508
37,784		Telephone & Data Systems, Inc	944,600
105,583		T-Mobile US, Inc	3,477,904
55,272	*	tw telecom inc (Class A)	2,251,781
5,233		US Cellular Corp	204,558
1,647,655		Verizon Communications, Inc	83,074,765
67,718	*	Vonage Holdings Corp	235,659
238,965	e	Windstream Holdings, Inc	2,738,539
		TOTAL TELECOMMUNICATION SERVICES	193,513,388

TRANSPORTATION - 2.3%
22,768	*	Air Transport Services Group, Inc	174,631
54,256		Alaska Air Group, Inc	2,385,636
5,558		Allegiant Travel Co	654,510
3,092		Amerco, Inc	813,691
286,246	*	American Airlines Group, Inc	11,120,657
10,986		Arkansas Best Corp	348,586
12,986	*	Atlas Air Worldwide Holdings, Inc	444,381
41,916	*	Avis Budget Group, Inc	2,355,260
16,473	e	Baltic Trading Ltd	83,848
8,394		Celadon Group, Inc	178,289
59,076		CH Robinson Worldwide, Inc	3,985,267
22,628		Con-Way, Inc	1,116,692
13,260		Copa Holdings S.A. (Class A)	2,013,796
400,509		CSX Corp	11,983,229
337,294		Delta Air Lines, Inc	12,635,033
9,173	*	Echo Global Logistics, Inc	201,898
78,628		Expeditors International of Washington, Inc	3,395,157
117,317		FedEx Corp	17,231,521
12,492		Forward Air Corp	559,267
20,563	*	Genesee & Wyoming, Inc (Class A)	2,050,748
18,112	*,e	Hawaiian Holdings, Inc	252,300
21,551		Heartland Express, Inc	483,820
177,040	*	Hertz Global Holdings, Inc	4,996,069
14,356	*	Hub Group, Inc (Class A)	662,960
1,603		International Shipholding Corp	33,984
36,456		J.B. Hunt Transport Services, Inc	2,816,591
98,880	*,e	JetBlue Airways Corp	1,059,994
43,909		Kansas City Southern Industries, Inc	4,788,716
21,700	*	Kirby Corp	2,527,182
23,195		Knight Transportation, Inc	555,752
13,061		Knightsbridge Tankers Ltd	148,895
17,883		Landstar System, Inc	1,182,603
9,209		Marten Transport Ltd	186,390
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,042		Matson, Inc	$459,282
28,464		Navios Maritime Holdings, Inc	226,858
123,510		Norfolk Southern Corp	12,556,027
24,980	*	Old Dominion Freight Line	1,585,730
1,099	*	PAM Transportation Services, Inc	38,201
3,699		Park-Ohio Holdings Corp	219,573
2,632	*	Patriot Transportation Holding, Inc	87,540
10,927	*	Quality Distribution, Inc	145,875
18,858	*	Republic Airways Holdings, Inc	187,448
10,363	*	Roadrunner Transportation Services Holdings, Inc	260,526
21,193		Ryder System, Inc	1,825,353
12,840		Safe Bulkers, Inc	93,604
9,670	*	Saia, Inc	441,435
51,400	*	Scorpio Bulkers, Inc	395,266
20,473		Skywest, Inc	218,856
275,842		Southwest Airlines Co	7,800,812
28,916	*	Spirit Airlines, Inc	1,891,685
33,719	*	Swift Transportation Co, Inc	689,554
148,277	*	UAL Corp	6,878,570
6,896	*,e	Ultrapetrol Bahamas Ltd	22,481
361,619		Union Pacific Corp	35,550,764
281,612		United Parcel Service, Inc (Class B)	27,341,709
2,557		Universal Truckload Services, Inc	62,109
2,325	*,e	USA Truck, Inc	43,012
36,586		UTI Worldwide, Inc	346,104
17,944		Werner Enterprises, Inc	441,063
20,993	*	Wesco Aircraft Holdings, Inc	397,817
20,782	*,e	XPO Logistics, Inc	641,956
14,424	*,e	YRC Worldwide, Inc	377,620
		TOTAL TRANSPORTATION	194,654,183

UTILITIES - 3.0%
284,519		AES Corp	4,156,823
46,760		AGL Resources, Inc	2,414,686
17,560		Allete, Inc	823,915
44,601		Alliant Energy Corp	2,519,957
96,164		Ameren Corp	3,697,506
193,878		American Electric Power Co, Inc	10,079,717
15,723		American States Water Co	480,338
70,963		American Water Works Co, Inc	3,389,903
70,438		Aqua America, Inc	1,675,016
3,086		Artesian Resources Corp	67,244
47,267	e	Atlantic Power Corp	178,197
39,788		Atmos Energy Corp	1,922,556
23,991		Avista Corp	744,441
16,898		Black Hills Corp	890,694
19,543		California Water Service Group	444,994
168,334	*	Calpine Corp	3,710,081
170,832		Centerpoint Energy, Inc	4,154,634
3,862		Chesapeake Utilities Corp	251,378
24,056		Cleco Corp	1,340,881
104,391		CMS Energy Corp	3,020,032
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,434		Connecticut Water Service, Inc	$141,400
116,593		Consolidated Edison, Inc	6,539,701
231,434		Dominion Resources, Inc	15,654,196
70,459		DTE Energy Co	5,201,283
281,396		Duke Energy Corp	20,297,093
40,822	*	Dynegy, Inc	1,083,824
129,568		Edison International	7,100,326
16,059		El Paso Electric Co	591,774
17,300		Empire District Electric Co	424,023
71,392		Entergy Corp	5,199,479
341,318		Exelon Corp	10,608,163
165,458		FirstEnergy Corp	5,163,944
61,218		Great Plains Energy, Inc	1,517,594
40,311	e	Hawaiian Electric Industries, Inc	952,146
19,972		Idacorp, Inc	1,069,501
32,018		Integrys Energy Group, Inc	2,099,100
62,768		ITC Holdings Corp	2,265,925
13,010		Laclede Group, Inc	611,210
74,813		MDU Resources Group, Inc	2,357,358
15,712		MGE Energy, Inc	591,085
6,217		Middlesex Water Co	126,329
31,368		National Fuel Gas Co	2,161,569
17,199		New Jersey Resources Corp	878,525
173,547		NextEra Energy, Inc	16,294,328
125,364		NiSource, Inc	4,723,716
125,668		Northeast Utilities	5,516,825
10,943	e	Northwest Natural Gas Co	472,956
15,496		NorthWestern Corp	716,225
132,020		NRG Energy, Inc	4,087,339
8,540	e	NRG Yield, Inc	446,215
79,342		OGE Energy Corp	2,852,345
20,651		ONE Gas, Inc	743,436
6,871	e	Ormat Technologies, Inc	177,203
14,601		Otter Tail Corp	408,244
14,915		Pattern Energy Group, Inc	462,216
98,998		Pepco Holdings, Inc	2,658,096
185,109		PG&E Corp	8,268,819
33,157		Piedmont Natural Gas Co, Inc	1,150,216
43,915		Pinnacle West Capital Corp	2,349,013
31,726		PNM Resources, Inc	813,772
31,029		Portland General Electric Co	990,756
249,542		PPL Corp	8,232,391
201,282		Public Service Enterprise Group, Inc	7,079,088
69,734		Questar Corp	1,550,884
56,043		SCANA Corp	2,851,468
97,660		Sempra Energy	9,737,679
6,388		SJW Corp	171,262
13,180		South Jersey Industries, Inc	706,053
354,686		Southern Co	15,354,357
18,509		Southwest Gas Corp	916,751
86,837		TECO Energy, Inc	1,516,174
45,340		UGI Corp	2,200,804
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,593		UIL Holdings Corp	$793,240
5,521		Unitil Corp	176,672
17,516		UNS Energy Corp	1,058,317
33,919		Vectren Corp	1,291,975
51,005	e	Westar Energy, Inc	1,838,220
20,634		WGL Holdings, Inc	804,313
89,684		Wisconsin Energy Corp	3,908,429
199,613		Xcel Energy, Inc	6,148,080
4,886		York Water Co	92,981
		TOTAL UTILITIES	258,159,399

		TOTAL COMMON STOCKS	8,533,160,471
		(Cost $5,813,794,334)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
7,432	m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
12,340	m	Trius Therapeutics, Inc	1,604
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,604

TELECOMMUNICATION SERVICES - 0.0%
19,784	m	Leap Wireless International, Inc	49,856
		TOTAL TELECOMMUNICATION SERVICES	49,856

		TOTAL RIGHTS / WARRANTS	51,460
		(Cost $49,856)

SHORT-TERM INVESTMENTS - 3.0%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.0%
257,747,526	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	257,747,526
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	257,747,526

		TOTAL SHORT-TERM INVESTMENTS	257,747,526
		(Cost $257,747,526)

		TOTAL INVESTMENTS - 102.7%	8,790,959,457
		(Cost $6,071,591,716)
		OTHER ASSETS & LIABILITIES, NET - (2.7)%	(234,912,012)
		NET ASSETS - 100.0%	$8,556,047,445
166

TIAA-CREF FUNDS - Equity Index Fund

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $245,388,650.
m	Indicates a security that has been deemed illiquid.
167

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.2%

AUTOMOBILES & COMPONENTS - 0.7%
40,638		BorgWarner, Inc	$2,529,715
15,249		Gentex Corp	440,696
45,063		Goodyear Tire & Rubber Co	1,134,236
38,799		Harley-Davidson, Inc	2,398,554
31,528		Johnson Controls, Inc	1,489,383
11,831		Lear Corp	1,114,125
17,081	*,e	Tesla Motors, Inc	3,814,187
8,179		Thor Industries, Inc	433,242
		TOTAL AUTOMOBILES & COMPONENTS	13,354,138

BANKS - 0.1%
3,467	*,e	Nationstar Mortgage Holdings, Inc	105,778
18,712	*	Ocwen Financial Corp	564,541
7,714	*	Signature Bank	882,404
724	*	SVB Financial Group	78,931
		TOTAL BANKS	1,631,654

CAPITAL GOODS - 7.5%
117,736		3M Co	16,587,825
6,227		A.O. Smith Corp	290,801
7,636		Acuity Brands, Inc	819,114
981		Air Lease Corp	33,795
17,140		Allegion plc	881,510
24,006		Allison Transmission Holdings, Inc	702,896
43,600		Ametek, Inc	2,122,884
8,667	*	Armstrong World Industries, Inc	421,910
18,703	*	BE Aerospace, Inc	1,592,373
130,945		Boeing Co	15,776,254
23,553		Caterpillar, Inc	2,372,965
17,574		Chicago Bridge & Iron Co NV	1,042,490
16,956	*	Colfax Corp	1,067,719
3,389		Crane Co	232,519
32,713		Cummins, Inc	4,559,865
25,371		Danaher Corp	1,874,409
14,220		Deere & Co	1,210,264
23,143		Donaldson Co, Inc	897,717
21,828		Dover Corp	1,871,969
93,152		Emerson Electric Co	5,929,125
52,453	e	Fastenal Co	2,326,291
24,616		Flowserve Corp	1,822,569
17,270		Fluor Corp	1,258,465
12,354		Fortune Brands Home & Security, Inc	466,858
17,710		Foster Wheeler AG.	583,722
10,773		Graco, Inc	798,818
168

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

18,824	*	HD Supply Holdings, Inc	$478,506
17,659	*	Hexcel Corp	657,798
139,380		Honeywell International, Inc	12,799,265
1,689		Hubbell, Inc (Class B)	197,512
7,458		Huntington Ingalls	678,081
13,339		IDEX Corp	1,011,363
61,119		Illinois Tool Works, Inc	5,034,372
4,424		Ingersoll-Rand plc	260,087
4,094		ITT Corp	188,201
8,994		Lennox International, Inc	767,368
4,810		Lincoln Electric Holdings, Inc	319,576
48,987		Lockheed Martin Corp	8,179,359
24,845		Manitowoc Co, Inc	659,883
64,098		Masco Corp	1,333,238
10,173	*	Middleby Corp	741,205
8,318	*	MRC Global, Inc	223,172
8,449		MSC Industrial Direct Co (Class A)	720,615
1,899	*,e	Navistar International Corp	66,788
11,602		Nordson Corp	872,122
1,656	*,e	NOW, Inc	53,307
57,737		Paccar, Inc	3,595,283
19,507		Pall Corp	1,511,207
14,119		Parker Hannifin Corp	1,622,979
2,379		Pentair plc	152,423
25,654		Precision Castparts Corp	5,869,635
9,130	*	Quanta Services, Inc	305,764
24,622		Rockwell Automation, Inc	2,749,293
21,173		Rockwell Collins, Inc	1,551,346
8,132		Roper Industries, Inc	1,171,577
1,590		Snap-On, Inc	191,118
7,903	*,e	SolarCity Corp	565,302
19,947	*	Spirit Aerosystems Holdings, Inc (Class A)	649,674
3,101		Stanley Works	271,182
929		Timken Co	41,155
10,059		Toro Co	596,800
9,560		TransDigm Group, Inc	1,605,315
21,592		Trinity Industries, Inc	942,275
2,170		Triumph Group, Inc	137,470
17,447	*	United Rentals, Inc	1,847,637
18,244		United Technologies Corp	1,918,357
16,583	*	USG Corp	438,620
311	e	Valmont Industries, Inc	45,291
228	*,e	Veritiv Corp	9,102
10,739		W.W. Grainger, Inc	2,525,276
9,971	*	WABCO Holdings, Inc	971,973
17,783		Westinghouse Air Brake Technologies Corp	1,434,732
23,673		Xylem, Inc	835,420
		TOTAL CAPITAL GOODS	136,343,151

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
14,104		Cintas Corp	882,911
7,944	*	Clean Harbors, Inc	457,813
169

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

20,093	*	Copart, Inc	$670,704
7,795		Covanta Holding Corp	159,174
2,437		Dun & Bradstreet Corp	268,143
11,603		Equifax, Inc	882,872
12,100	*	IHS, Inc (Class A)	1,589,577
27,136		Iron Mountain, Inc	909,327
10,201		KAR Auction Services, Inc	298,991
37,456		Nielsen Holdings NV	1,727,096
19,754		Pitney Bowes, Inc	534,543
3,632		R.R. Donnelley & Sons Co	63,052
24,522		Robert Half International, Inc	1,192,995
11,700		Rollins, Inc	331,227
15,532	*	Stericycle, Inc	1,827,340
73,115		Tyco International Ltd	3,154,912
30,247	*	Verisk Analytics, Inc	1,816,030
13,378		Waste Connections, Inc	633,315
9,185		Waste Management, Inc	412,315
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	17,812,337

CONSUMER DURABLES & APPAREL - 2.0%
9,532		Carter’s, Inc	729,770
49,431		Coach, Inc	1,708,335
6,147	*	Deckers Outdoor Corp	544,071
4,701		DR Horton, Inc	97,311
8,281	*	Fossil Group, Inc	811,538
17,696		Hanesbrands, Inc	1,729,076
12,083		Harman International Industries, Inc	1,311,610
17,445		Hasbro, Inc	871,552
7,031	*	Jarden Corp	393,033
22,667	*	Kate Spade & Co	857,493
11,902		Leggett & Platt, Inc	390,386
1,911		Lennar Corp (Class A)	69,235
21,838		Mattel, Inc	773,611
36,617	*	Michael Kors Holdings Ltd	2,983,553
29,680		Newell Rubbermaid, Inc	964,006
126,184		Nike, Inc (Class B)	9,732,572
785	*	NVR, Inc	884,271
12,999		Phillips-Van Heusen Corp	1,432,230
11,685		Polaris Industries, Inc	1,724,005
7,867		Ralph Lauren Corp	1,226,151
10,817	*	Tempur-Pedic International, Inc	591,798
8,973		Tupperware Corp	653,055
30,736	*	Under Armour, Inc (Class A)	2,051,628
61,317		VF Corp	3,756,892
1,201		Whirlpool Corp	171,311
		TOTAL CONSUMER DURABLES & APPAREL	36,458,493

CONSUMER SERVICES - 3.2%
6,767		ARAMARK Holdings Corp	182,438
7,065	*,e	Bally Technologies, Inc	425,101
12,357		Brinker International, Inc	554,088
18,317		Burger King Worldwide, Inc	483,203
170

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,641	*	Chipotle Mexican Grill, Inc (Class A)	$3,793,573
1,210		Choice Hotels International, Inc	56,737
9,854		Domino’s Pizza, Inc	709,488
18,892		Dunkin Brands Group, Inc	809,711
49,919		H&R Block, Inc	1,603,898
24,005	*	Hilton Worldwide Holdings, Inc	581,161
411	*	Hyatt Hotels Corp	24,179
67,282		Las Vegas Sands Corp	4,968,776
34,495		Marriott International, Inc (Class A)	2,232,171
176,274		McDonald’s Corp	16,668,469
5,627	*	MGM Mirage	151,029
14,919	*	Norwegian Cruise Line Holdings Ltd	489,045
4,652	*	Panera Bread Co (Class A)	685,240
14,033		SeaWorld Entertainment, Inc	390,819
29,487		Service Corp International	619,227
12,965		Six Flags Entertainment Corp	495,522
135,292		Starbucks Corp	10,509,483
15,323		Starwood Hotels & Resorts Worldwide, Inc	1,177,419
22,633		Wyndham Worldwide Corp	1,709,923
14,522		Wynn Resorts Ltd	3,096,090
78,451		Yum! Brands, Inc	5,444,499
		TOTAL CONSUMER SERVICES	57,861,289

DIVERSIFIED FINANCIALS - 3.4%
10,036	*	Affiliated Managers Group, Inc	1,999,673
43,305	*,e	Ally Financial, Inc	994,283
162,754		American Express Co	14,322,352
11,808		Ameriprise Financial, Inc	1,412,237
4,896		Artisan Partners Asset Management, Inc	255,082
8,676		BlackRock, Inc	2,643,837
16,083		CBOE Holdings, Inc	779,543
32,573		Charles Schwab Corp	903,901
21,405		Eaton Vance Corp	751,958
12,283	e	Federated Investors, Inc (Class B)	346,626
57,943		Franklin Resources, Inc	3,137,613
8,679		IntercontinentalExchange Group, Inc	1,668,277
11,328		Invesco Ltd	426,273
174,444		iShares Russell 1000 Growth Index Fund	15,565,638
21,961		Lazard Ltd (Class A)	1,148,560
7,249		Legg Mason, Inc	343,965
10,764		Leucadia National Corp	265,978
15,528		LPL Financial Holdings, Inc	737,269
48,372		McGraw-Hill Financial, Inc	3,880,402
33,481		Moody’s Corp	2,912,847
9,196	*	MSCI, Inc (Class A)	416,119
6,755	*	NorthStar Asset Management Group, Inc	120,982
1,027		Santander Consumer USA Holdings, Inc	19,688
22,056		SEI Investments Co	790,046
26,017		SLM Corp	230,511
47,512		T Rowe Price Group, Inc	3,689,782
42,806		TD Ameritrade Holding Corp	1,374,929
15,577		Waddell & Reed Financial, Inc (Class A)	822,310
		TOTAL DIVERSIFIED FINANCIALS	61,960,681
171

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 6.1%
6,556		Anadarko Petroleum Corp	$700,509
9,428	*	Antero Resources Corp	544,561
9,377	*	Athlon Energy, Inc	446,908
2,983	*	Atwood Oceanics, Inc	143,631
6,437		Baker Hughes, Inc	442,672
74,341		Cabot Oil & Gas Corp	2,449,536
23,368	*	Cameron International Corp	1,657,025
42,733	*	Cheniere Energy, Inc	3,023,787
21,553		Chesapeake Energy Corp	568,353
1,870		Cimarex Energy Co	259,967
58,185	*	Cobalt International Energy, Inc	932,124
20,205	*	Concho Resources, Inc	2,844,864
7,698	*,e	Continental Resources, Inc	1,129,912
1,452	e	CVR Energy, Inc	68,360
13,595	*	Dresser-Rand Group, Inc	809,038
7,254	*	Dril-Quip, Inc	730,986
97,700		EOG Resources, Inc	10,692,288
24,440		EQT Corp	2,292,961
42,189	*	FMC Technologies, Inc	2,565,091
1,250	e	Frank’s International NV	28,937
12,326	*	Gulfport Energy Corp	658,332
150,946		Halliburton Co	10,413,765
11,629		Helmerich & Payne, Inc	1,235,698
6,724		Holly Corp	316,095
32,874		Kinder Morgan, Inc	1,182,807
18,746	*	Kosmos Energy LLC	180,524
12,996	*,e	Laredo Petroleum Holdings, Inc	352,711
33,300		Marathon Petroleum Corp	2,779,884
6,115		Nabors Industries Ltd	166,083
6,477		National Oilwell Varco, Inc	524,896
45,653		Noble Energy, Inc	3,035,468
18,403	*	Oasis Petroleum, Inc	983,640
19,198		Oceaneering International, Inc	1,303,736
19,514		Oneok, Inc	1,257,287
13,106		Patterson-UTI Energy, Inc	450,191
3,855		PBF Energy, Inc	104,470
41,237		Phillips 66	3,344,733
25,609		Pioneer Natural Resources Co	5,671,369
4,358		Questar Market Resources, Inc	144,032
29,452		Range Resources Corp	2,226,277
8,295	*	Rice Energy, Inc	218,159
10,891		RPC, Inc	245,048
232,503		Schlumberger Ltd	25,201,000
18,951	e	Seadrill Ltd	687,163
1,539	*,e	Seventy Seven Energy, Inc	34,520
62,930	*	Southwestern Energy Co	2,553,699
12,180		St. Mary Land & Exploration Co	956,617
1,902		Superior Energy Services	63,907
6,706		Targa Resources Investments, Inc	855,015
172

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,151		Teekay Corp	$231,045
9,768		Tesoro Corp	601,123
9,018	*,e	Ultra Petroleum Corp	206,693
569	*	Unit Corp	36,046
22,667		Valero Energy Corp	1,151,484
2,175	*	Whiting Petroleum Corp	192,466
133,603		Williams Cos, Inc	7,565,938
4,001		World Fuel Services Corp	171,843
		TOTAL ENERGY	109,635,274

FOOD & STAPLES RETAILING - 1.7%
74,152		Costco Wholesale Corp	8,715,826
29,496		CVS Corp	2,252,314
90,571		Kroger Co	4,436,168
119,219	*	Rite Aid Corp	797,575
17,709	*,e	Sprouts Farmers Market, Inc	540,302
38,962		Sysco Corp	1,390,554
128,350		Walgreen Co	8,826,629
30,286		Wal-Mart Stores, Inc	2,228,444
28,420		Whole Foods Market, Inc	1,086,212
		TOTAL FOOD & STAPLES RETAILING	30,274,024

FOOD, BEVERAGE & TOBACCO - 6.9%
335,621		Altria Group, Inc	13,626,213
11,392		Archer Daniels Midland Co	528,589
27,336		Brown-Forman Corp (Class B)	2,368,664
20,560		Campbell Soup Co	855,090
710,680		Coca-Cola Co	27,922,617
45,180		Coca-Cola Enterprises, Inc	2,053,431
26,815	*	Constellation Brands, Inc (Class A)	2,232,617
34,914		Dr Pepper Snapple Group, Inc	2,051,547
30,867		Flowers Foods, Inc	589,251
109,931		General Mills, Inc	5,513,040
8,156	*	Hain Celestial Group, Inc	697,338
26,863		Hershey Co	2,367,973
13,484		Hillshire Brands Co	846,391
23,698		Hormel Foods Corp	1,072,571
1,988		Ingredion, Inc	146,376
41,967		Kellogg Co	2,510,886
25,364		Keurig Green Mountain, Inc	3,025,418
106,384		Kraft Foods Group, Inc	5,700,587
65,064		Lorillard, Inc	3,935,071
23,127		McCormick & Co, Inc	1,521,294
36,244		Mead Johnson Nutrition Co	3,314,151
25,454	*	Monster Beverage Corp	1,628,038
270,694		PepsiCo, Inc	23,848,142
165,214		Philip Morris International, Inc	13,549,200
1,450	*	Pilgrim’s Pride Corp	40,542
41,825		Reynolds American, Inc	2,335,926
2,919	*	Tyson Foods, Inc (Class A)	108,616
30,924	*	WhiteWave Foods Co (Class A)	921,226
		TOTAL FOOD, BEVERAGE & TOBACCO	125,310,805
173

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.6%
18,946		Aetna, Inc	$1,468,883
14,499	*	Align Technology, Inc	785,991
11,524	*	Allscripts Healthcare Solutions, Inc	183,462
40,035		AmerisourceBergen Corp	3,079,092
6,725	*,e	athenahealth, Inc	836,590
13,610		Bard (C.R.), Inc	2,031,020
96,420		Baxter International, Inc	7,201,610
34,372		Becton Dickinson & Co	3,995,401
22,388	*	Boston Scientific Corp	286,119
28,868	*	Brookdale Senior Living, Inc	1,000,276
4,884		Cardinal Health, Inc	349,939
36,700	*	Catamaran Corp	1,669,483
10,313	*	Centene Corp	743,464
52,951	*	Cerner Corp	2,922,895
3,472		Cigna Corp	312,619
6,345		Cooper Cos, Inc	1,020,784
10,961	*	DaVita, Inc	772,093
7,833		Dentsply International, Inc	363,608
18,865	*	Edwards Lifesciences Corp	1,702,566
14,405	*	Envision Healthcare Holdings, Inc	514,979
119,822	*	Express Scripts Holding Co	8,345,602
5,517		HCA Holdings, Inc	360,315
15,380	*	Henry Schein, Inc	1,787,925
665		Hill-Rom Holdings, Inc	26,201
14,342	*	Hologic, Inc	373,896
9,871	*	Idexx Laboratories, Inc	1,228,742
12,910	*,e	IMS Health Holdings, Inc	336,951
5,929	*	Intuitive Surgical, Inc	2,712,814
6,874	*	Laboratory Corp of America Holdings	712,765
41,243		McKesson Corp	7,912,882
1,915		Patterson Cos, Inc	74,704
11,675	*	Pediatrix Medical Group, Inc	690,927
5,738	*	Premier, Inc	162,385
24,927	e	Resmed, Inc	1,289,723
6,459	*	Sirona Dental Systems, Inc	518,012
32,526		St. Jude Medical, Inc	2,120,370
35,617		Stryker Corp	2,841,168
17,370	*	Tenet Healthcare Corp	916,615
3,495		Universal Health Services, Inc (Class B)	372,567
18,686	*	Varian Medical Systems, Inc	1,535,055
6,578	*,e	Veeva Systems, Inc	156,556
2,242		Zimmer Holdings, Inc	224,357
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	65,941,406

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
31,642		Avon Products, Inc	417,674
24,280		Church & Dwight Co, Inc	1,558,290
18,940	e	Clorox Co	1,645,318
146,464		Colgate-Palmolive Co	9,285,817
9,897		Coty, Inc	169,338
174

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

40,859		Estee Lauder Cos (Class A)	$3,001,502
14,454	e	Herbalife Ltd	757,390
55,509		Kimberly-Clark Corp	5,765,720
10,655		Nu Skin Enterprises, Inc (Class A)	625,342
28,748		Procter & Gamble Co	2,222,795
3,779		Spectrum Brands, Inc	315,169
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25,764,355

INSURANCE - 0.5%
2,293		American Financial Group, Inc	128,385
41,484		Aon plc	3,499,590
26,310		Arthur J. Gallagher & Co	1,183,950
1,229		Brown & Brown, Inc	37,829
4,337		Erie Indemnity Co (Class A)	317,555
65,838		Marsh & McLennan Cos, Inc	3,342,595
3,406		Reinsurance Group of America, Inc (Class A)	273,366
		TOTAL INSURANCE	8,783,270

MATERIALS - 4.2%
13,207		Airgas, Inc	1,412,092
5,761		Albemarle Corp	353,380
2,631		Aptargroup, Inc	160,754
5,697		Avery Dennison Corp	268,955
24,780		Ball Corp	1,518,023
731		Cabot Corp	38,297
570		Carpenter Technology Corp	30,860
2,633		Celanese Corp (Series A)	153,267
6,049		Compass Minerals International, Inc	520,335
24,632	*	Crown Holdings, Inc	1,146,620
765		Cytec Industries, Inc	77,150
34,105		Dow Chemical Co	1,741,742
155,072		Du Pont (E.I.) de Nemours & Co	9,972,680
9,047		Eagle Materials, Inc	821,649
24,293		Eastman Chemical Co	1,913,803
47,665		Ecolab, Inc	5,173,082
23,670		FMC Corp	1,543,757
25,186		Huntsman Corp	656,095
14,447		International Flavors & Fragrances, Inc	1,459,003
11,935		International Paper Co	566,912
78,861		LyondellBasell Industries AF S.C.A	8,378,981
10,987		Martin Marietta Materials, Inc	1,364,915
94,606		Monsanto Co	10,698,993
1,641		NewMarket Corp	635,067
17,508	*	Owens-Illinois, Inc	546,075
17,284		Packaging Corp of America	1,143,509
15,109	*	Platform Specialty Products Corp	373,343
24,574		PPG Industries, Inc	4,874,499
51,832		Praxair, Inc	6,641,752
895	*	Rayonier Advanced Materials, Inc	29,052
1,128		Rockwood Holdings, Inc	89,044
21,943		RPM International, Inc	969,442
7,975		Scotts Miracle-Gro Co (Class A)	424,270
175

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

38,777		Sealed Air Corp	$1,245,517
15,303		Sherwin-Williams Co	3,155,938
9,689		Sigma-Aldrich Corp	972,969
8,059		Silgan Holdings, Inc	396,664
26,524		Southern Copper Corp (NY)	871,579
2,311	*	Tahoe Resources, Inc	61,126
464	*	TimkenSteel Corp	20,189
15,456		Valspar Corp	1,159,973
6,312		Westlake Chemical Corp	551,606
11,682	*	WR Grace & Co	1,063,062
		TOTAL MATERIALS	75,196,021

MEDIA - 5.4%
10,648	*	AMC Networks, Inc	637,496
34,711	e	Cablevision Systems Corp (Class A)	667,145
86,468		CBS Corp (Class B)	4,913,976
1,538		CBS Outdoor Americas, Inc	51,200
14,153	*	Charter Communications, Inc	2,186,922
20,480		Cinemark Holdings, Inc	671,744
3,504		Clear Channel Outdoor Holdings, Inc (Class A)	26,455
423,099		Comcast Corp (Class A)	22,733,109
83,253	*	DIRECTV	7,163,921
40,786	*	Discovery Communications, Inc (Class A)	3,475,375
27,910		DISH Network Corp (Class A)	1,726,513
75,262		Interpublic Group of Cos, Inc	1,483,414
13,656		Lamar Advertising Co (Class A)	684,848
14,286	e	Lions Gate Entertainment Corp	440,009
13,061	*	Live Nation, Inc	303,146
3,439		Morningstar, Inc	233,199
46,049	*	Omnicom Group, Inc	3,222,970
3,652	e	Regal Entertainment Group (Class A)	71,068
18,783		Scripps Networks Interactive (Class A)	1,547,907
510,316	e	Sirius XM Holdings, Inc	1,724,868
16,759	*	Starz-Liberty Capital	477,799
49,525		Time Warner Cable, Inc	7,186,077
249,730		Twenty-First Century Fox, Inc	7,911,446
76,494		Viacom, Inc (Class B)	6,323,759
260,811		Walt Disney Co	22,398,449
		TOTAL MEDIA	98,262,815

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
286,289		AbbVie, Inc	14,984,366
45,433	*	Actavis plc	9,734,475
8,534		Agilent Technologies, Inc	478,672
35,399	*	Alexion Pharmaceuticals, Inc	5,628,087
21,973	*	Alkermes plc	939,565
53,795		Allergan, Inc	8,922,439
10,006	*	Alnylam Pharmaceuticals, Inc	540,824
128,718		Amgen, Inc	16,397,386
42,555	*	Biogen Idec, Inc	14,229,966
25,947	*	BioMarin Pharmaceuticals, Inc	1,604,044
105,055		Bristol-Myers Squibb Co	5,317,884
176

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

19,600	*	Bruker BioSciences Corp	$445,508
143,585	*	Celgene Corp	12,513,433
4,312	*	Charles River Laboratories International, Inc	233,754
9,336	*	Covance, Inc	783,477
12,694	*	Cubist Pharmaceuticals, Inc	773,065
27,431	*	Endo International plc	1,840,071
275,014	*	Gilead Sciences, Inc	25,177,532
22,979	*	Illumina, Inc	3,674,572
25,674	*	Incyte Corp	1,221,312
2,310	*	Intercept Pharmaceuticals, Inc	536,752
10,714	*	Jazz Pharmaceuticals plc	1,497,067
80,395		Johnson & Johnson	8,046,736
4,838	*,e	Mallinckrodt plc	336,822
13,593	*	Medivation, Inc	1,009,008
72,722		Merck & Co, Inc	4,126,246
5,196	*	Mettler-Toledo International, Inc	1,336,099
66,878	*	Mylan Laboratories, Inc	3,301,767
11,709	*,e	Myriad Genetics, Inc	422,695
3,789	*	PerkinElmer, Inc	175,128
5,372		Perrigo Co plc	808,217
10,822	*,e	Pharmacyclics, Inc	1,303,402
10,840		Questcor Pharmaceuticals, Inc	975,275
5,044	*	Quintiles Transnational Holdings, Inc	277,067
14,028	*	Regeneron Pharmaceuticals, Inc	4,435,934
11,273	*	Salix Pharmaceuticals Ltd	1,487,021
17,978	*,e	Seattle Genetics, Inc	632,826
3,898		Techne Corp	363,761
28,272		Thermo Electron Corp	3,435,048
8,509	*	United Therapeutics Corp	773,808
41,997	*	Vertex Pharmaceuticals, Inc	3,733,953
15,170	*	Waters Corp	1,569,185
88,833		Zoetis Inc	2,923,494
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	168,947,743

REAL ESTATE - 1.9%
70,750		American Tower Corp	6,678,092
15,324		Apartment Investment & Management Co (Class A)	523,774
3,258		Boston Properties, Inc	389,168
49,813	*	CBRE Group, Inc	1,536,233
3,326		Columbia Property Trust, Inc	84,846
60,063		Crown Castle International Corp	4,455,473
10,704		Equity Lifestyle Properties, Inc	474,080
20,395		Extra Space Storage, Inc	1,055,033
8,468		Federal Realty Investment Trust	1,033,943
2,522		Gaming and Leisure Properties, Inc	84,916
28,982		Health Care REIT, Inc	1,844,125
4,877		Healthcare Trust of America, Inc	58,085
3,327	*	Howard Hughes Corp	483,812
2,059		Jones Lang LaSalle, Inc	254,698
6,755	*	NorthStar Realty Finance Corp	108,755
7,425		Omega Healthcare Investors, Inc	271,310
15,180		Plum Creek Timber Co, Inc	627,997
177

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,492		Public Storage, Inc	$4,031,462
2,685		Rayonier, Inc	91,451
11,233	*	Realogy Holdings Corp	412,925
41,311		Simon Property Group, Inc	6,948,097
10,335		Tanger Factory Outlet Centers, Inc	358,108
10,510		Taubman Centers, Inc	773,116
24,749		Ventas, Inc	1,571,562
7,486		Vornado Realty Trust	793,666
10,916		Weyerhaeuser Co	341,889
		TOTAL REAL ESTATE	35,286,616

RETAILING - 6.7%
2,081		Aaron’s, Inc	54,897
3,030		Abercrombie & Fitch Co (Class A)	119,200
13,051		Advance Auto Parts, Inc	1,580,607
67,342	*	Amazon.com, Inc	21,077,373
12,927	*	Autonation, Inc	689,268
5,808	*	AutoZone, Inc	3,002,910
15,344	*	Bed Bath & Beyond, Inc	971,122
15,785		Best Buy Co, Inc	469,288
3,077		Big Lots, Inc	134,619
1,044	*,e	Cabela’s, Inc	60,928
26,985	*	Carmax, Inc	1,317,138
12,028		Chico’s FAS, Inc	190,163
11,191		CST Brands, Inc	374,115
2,738		Dick’s Sporting Goods, Inc	116,447
3,090		Dillard’s, Inc (Class A)	368,390
41,808	*	Dollar General Corp	2,309,056
36,672	*	Dollar Tree, Inc	1,997,524
18,035		Expedia, Inc	1,432,340
16,027		Family Dollar Stores, Inc	1,198,018
3,627		Foot Locker, Inc	172,391
1,063	e	GameStop Corp (Class A)	44,614
47,037		Gap, Inc	1,886,654
25,235		Genuine Parts Co	2,089,963
16,191		GNC Holdings, Inc	531,227
85,445	*,e	Groupon, Inc	552,829
245,909		Home Depot, Inc	19,881,743
15,350	*	HomeAway, Inc	532,952
1,776		Kohl’s Corp	95,087
15,428		L Brands, Inc	894,361
43,638	*	Liberty Interactive Corp	1,224,046
13,083	*	Liberty Ventures	904,820
53,669	*	LKQ Corp	1,403,713
182,249		Lowe’s Companies, Inc	8,720,615
49,971		Macy’s, Inc	2,887,824
3,881	*	Murphy USA, Inc	191,799
10,734	*	NetFlix, Inc	4,537,476
24,412		Nordstrom, Inc	1,690,043
18,956	*	O’Reilly Automotive, Inc	2,843,400
3,503		Penske Auto Group, Inc	162,714
17,630	e	Petsmart, Inc	1,201,308
178

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,225	*	Priceline.com, Inc	$11,461,601
37,754		Ross Stores, Inc	2,431,358
22,012	*	Sally Beauty Holdings, Inc	571,211
4,300	*,e	Sears Holdings Corp	164,045
9,788		Signet Jewelers Ltd	996,320
11,387		Target Corp	678,551
20,015		Tiffany & Co	1,953,664
124,573		TJX Companies, Inc	6,638,495
24,674		Tractor Supply Co	1,533,982
20,206	*	TripAdvisor, Inc	1,916,337
11,548	*	Ulta Salon Cosmetics & Fragrance, Inc	1,066,227
13,736	*	Urban Outfitters, Inc	490,787
16,888		Williams-Sonoma, Inc	1,132,678
2,301	*,e	zulily, Inc	79,661
		TOTAL RETAILING	121,027,899

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
110,439	*,e	Advanced Micro Devices, Inc	431,816
20,860		Altera Corp	682,539
25,446		Analog Devices, Inc	1,262,885
144,545		Applied Materials, Inc	3,029,663
85,980	*	Atmel Corp	705,036
44,729		Avago Technologies Ltd	3,103,298
12,147	*,e	Cree, Inc	573,703
17,258	*,e	Freescale Semiconductor Holdings Ltd	345,505
75,276		Intel Corp	2,551,104
26,876		Kla-Tencor Corp	1,921,365
7,670		Lam Research Corp	536,900
42,135		Linear Technology Corp	1,859,628
46,750		Maxim Integrated Products, Inc	1,370,243
35,606	e	Microchip Technology, Inc	1,602,982
167,845	*	Micron Technology, Inc	5,127,665
16,257		Nvidia Corp	284,498
40,231	*	ON Semiconductor Corp	344,377
33,701		Skyworks Solutions, Inc	1,710,663
15,257	*	SunEdison, Inc	305,140
728	*,e	SunPower Corp	26,739
4,481	e	Teradyne, Inc	81,644
192,712		Texas Instruments, Inc	8,912,930
47,697		Xilinx, Inc	1,961,778
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	38,732,101

SOFTWARE & SERVICES - 17.7%
113,525		Accenture plc	9,000,262
58,115		Activision Blizzard, Inc	1,300,614
90,182	*	Adobe Systems, Inc	6,232,478
32,466	*	Akamai Technologies, Inc	1,916,143
9,631	*	Alliance Data Systems Corp	2,526,115
3,807	*	Ansys, Inc	292,911
31,987	*	Autodesk, Inc	1,706,507
87,330		Automatic Data Processing, Inc	7,100,802
12,342		Booz Allen Hamilton Holding Co	274,486
179

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

21,528		Broadridge Financial Solutions, Inc	$869,085
51,405	*	Cadence Design Systems, Inc	865,146
26,351	*	Citrix Systems, Inc	1,784,753
108,128	*	Cognizant Technology Solutions Corp (Class A)	5,303,678
1,561		Computer Sciences Corp	97,391
8,404	*,e	Concur Technologies, Inc	781,236
5,104	*	CoStar Group, Inc	733,598
4,371		DST Systems, Inc	393,696
227,374	*	eBay, Inc	12,005,347
42,798	*	Electronic Arts, Inc	1,438,013
8,927	*	Equinix, Inc	1,915,020
353,203	*	Facebook, Inc	25,660,198
7,971	e	Factset Research Systems, Inc	957,556
6,338		Fidelity National Information Services, Inc	357,463
12,350	*,e	FireEye, Inc	438,425
44,377	*	Fiserv, Inc	2,736,730
14,739	*	FleetCor Technologies, Inc	1,957,192
24,368	*	Fortinet, Inc	598,234
17,002	*	Gartner, Inc	1,163,277
3,102		Genpact Ltd	54,595
12,768		Global Payments, Inc	884,439
50,911	*	Google, Inc	29,100,727
50,288	*	Google, Inc (Class A)	29,144,410
5,456		IAC/InterActiveCorp	366,643
17,879	*	Informatica Corp	567,122
169,583		International Business Machines Corp	32,503,974
50,203		Intuit, Inc	4,115,140
15,109		Jack Henry & Associates, Inc	881,610
18,534	*	LinkedIn Corp	3,347,982
180,259		Mastercard, Inc (Class A)	13,366,205
9,849	*	Micros Systems, Inc	666,088
957,748		Microsoft Corp	41,336,404
7,381	*,e	NetSuite, Inc	622,292
589,107		Oracle Corp	23,794,032
36,440	*	Pandora Media, Inc	915,373
53,208		Paychex, Inc	2,182,060
21,319	*	PTC, Inc	766,631
20,850	*	Rackspace Hosting, Inc	631,547
33,567	*	Red Hat, Inc	1,950,914
7,821	*,e	Sabre Corp	148,443
109,329	*	Salesforce.com, Inc	5,931,098
25,590	*	ServiceNow, Inc	1,504,692
11,653	*	SolarWinds, Inc	479,405
12,214		Solera Holdings, Inc	781,696
20,999	*	Splunk, Inc	987,373
6,759	*	Tableau Software, Inc	439,335
22,240	*	Teradata Corp	937,638
28,961	*	TIBCO Software, Inc	558,947
23,049		Total System Services, Inc	737,568
85,192	*	Twitter, Inc	3,849,827
22,133	*	Vantiv, Inc	725,520
19,811	*	VeriFone Systems, Inc	663,867
180

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

22,200	*,e	VeriSign, Inc	$1,199,910
89,946		Visa, Inc (Class A)	18,979,505
15,577	*	VMware, Inc (Class A)	1,547,731
95,743	e	Western Union Co	1,672,630
16,642	*	Workday, Inc	1,395,265
9,027	*	Yelp, Inc	606,253
5,693	*,e	Zillow, Inc	817,116
		TOTAL SOFTWARE & SERVICES	321,568,363

TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
19,883	*,e	3D Systems Corp	996,735
27,817		Amphenol Corp (Class A)	2,675,161
1,079,704	d	Apple, Inc	103,187,311
22,201	*	ARRIS Group, Inc	758,608
4,979		Avnet, Inc	210,761
15,197		CDW Corp	469,435
11,085	*	CommScope Holding Co, Inc	273,134
53,966		Corning, Inc	1,060,432
11,487		Diebold, Inc	432,830
1,869	*	EchoStar Corp (Class A)	94,758
36,046		EMC Corp	1,056,148
13,451	*	F5 Networks, Inc	1,514,448
17,781		Flir Systems, Inc	591,752
3,872		Harris Corp	264,341
6,941	e	IPG Photonics Corp	467,476
18,246	*	Juniper Networks, Inc	429,511
8,975		Motorola, Inc	571,528
17,667		National Instruments Corp	562,517
2,851	*	NCR Corp	88,239
21,238		NetApp, Inc	824,884
9,233	*	Palo Alto Networks, Inc	746,580
302,009		Qualcomm, Inc	22,258,063
28,155	*	Riverbed Technology, Inc	503,975
19,094		SanDisk Corp	1,751,111
5,183	*,e	Stratasys Ltd	521,099
46,354	*	Trimble Navigation Ltd	1,432,339
8,979	*	Zebra Technologies Corp (Class A)	718,949
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	144,462,125

TELECOMMUNICATION SERVICES - 2.4%
6,133		CenturyTel, Inc	240,659
29,945	*	Level 3 Communications, Inc	1,316,981
22,914	*	SBA Communications Corp (Class A)	2,450,194
24,655	*	tw telecom inc (Class A)	1,004,445
741,563		Verizon Communications, Inc	37,389,606
100,322	e	Windstream Holdings, Inc	1,149,690
		TOTAL TELECOMMUNICATION SERVICES	43,551,575

TRANSPORTATION - 3.3%
22,434		Alaska Air Group, Inc	986,423
755		Amerco, Inc	198,686
128,779	*	American Airlines Group, Inc	5,003,064
181

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

18,720	*	Avis Budget Group, Inc	$1,051,877
26,434		CH Robinson Worldwide, Inc	1,783,238
4,823		Copa Holdings S.A. (Class A)	732,469
8,137		Delta Air Lines, Inc	304,812
35,285		Expeditors International of Washington, Inc	1,523,606
22,529		FedEx Corp	3,309,059
4,266	*	Genesee & Wyoming, Inc (Class A)	425,448
80,441	*	Hertz Global Holdings, Inc	2,270,045
16,588		J.B. Hunt Transport Services, Inc	1,281,589
15,142		Kansas City Southern Industries, Inc	1,651,386
10,071	*	Kirby Corp	1,172,869
9,385		Landstar System, Inc	620,630
11,630		Norfolk Southern Corp	1,182,306
11,182	*	Old Dominion Freight Line	709,833
109,400		Southwest Airlines Co	3,093,832
12,916	*	Spirit Airlines, Inc	844,965
66,831	*	UAL Corp	3,100,290
161,880		Union Pacific Corp	15,914,423
126,643		United Parcel Service, Inc (Class B)	12,295,769
		TOTAL TRANSPORTATION	59,456,619

UTILITIES - 0.1%
10,662	*	Calpine Corp	234,991
6,021		Dominion Resources, Inc	407,260
26,588		ITC Holdings Corp	959,827
		TOTAL UTILITIES	1,602,078

		TOTAL COMMON STOCKS	1,799,224,832
		(Cost $1,368,849,685)

SHORT-TERM INVESTMENTS - 1.9%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
34,604,994	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	34,604,994
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	34,604,994

		TOTAL SHORT-TERM INVESTMENTS	34,604,994
		(Cost $34,604,994)

		TOTAL INVESTMENTS - 101.1%	1,833,829,826
		(Cost $1,403,454,679)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(20,734,397)
		NET ASSETS - 100.0%	$1,813,095,429
182

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

Abbreviation(s):
	REIT	Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,945,951.

183

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.6%
909,912		Ford Motor Co	$15,486,702
375,563		General Motors Co	12,701,541
14,650		Gentex Corp	423,385
113,786		Johnson Controls, Inc	5,375,250
3,845		Lear Corp	362,084
25,782	*	TRW Automotive Holdings Corp	2,637,241
11,524	*	Visteon Corp	1,100,542
		TOTAL AUTOMOBILES & COMPONENTS	38,086,745

BANKS - 11.1%
38,328		Associated Banc-Corp	686,838
2,462,914		Bank of America Corp	37,559,439
10,319		Bank of Hawaii Corp	590,040
23,363		BankUnited	729,860
168,879		BB&T Corp	6,251,901
6,521		BOK Financial Corp	431,951
45,134		CIT Group, Inc	2,216,531
712,008		Citigroup, Inc	34,824,311
11,201		City National Corp	842,875
42,747		Comerica, Inc	2,148,464
19,125		Commerce Bancshares, Inc	861,772
12,700		Cullen/Frost Bankers, Inc	990,219
33,243		East West Bancorp, Inc	1,132,257
199,950		Fifth Third Bancorp	4,094,976
54,447		First Horizon National Corp	641,386
82,180		First Niagara Financial Group, Inc	706,748
32,311		First Republic Bank	1,509,570
44,476		Fulton Financial Corp	504,358
121,908		Hudson City Bancorp, Inc	1,188,603
193,585		Huntington Bancshares, Inc	1,901,005
889,188		JPMorgan Chase & Co	51,279,472
208,019		Keycorp	2,816,577
30,749	e	M&T Bank Corp	3,736,004
897	*,e	Nationstar Mortgage Holdings, Inc	27,367
103,798	e	New York Community Bancorp, Inc	1,648,312
23,454		PacWest Bancorp	977,328
73,316	e	People’s United Financial, Inc	1,064,548
125,493		PNC Financial Services Group, Inc	10,360,702
23,963	*	Popular, Inc	764,420
322,644		Regions Financial Corp	3,271,610
949	*	Signature Bank	108,556
125,299		SunTrust Banks, Inc	4,767,627
10,594	*	SVB Financial Group	1,154,958
32,257		Synovus Financial Corp	759,652
184

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

38,292		TCF Financial Corp	$605,397
18,289	*	TFS Financial Corp	246,536
403,611		US Bancorp	16,963,770
1,121,801		Wells Fargo & Co	57,099,671
43,005		Zions Bancorporation	1,239,404
		TOTAL BANKS	258,705,015

CAPITAL GOODS - 8.0%
10,074		A.O. Smith Corp	470,456
22,981	*	Aecom Technology Corp	780,205
21,857		AGCO Corp	1,064,654
22,069		Air Lease Corp	760,277
7,407		Alliant Techsystems, Inc	962,392
26,125		Babcock & Wilcox Co	810,920
15,101		Carlisle Cos, Inc	1,208,382
115,310		Caterpillar, Inc	11,617,482
7,183		Crane Co	492,826
109,315		Danaher Corp	8,076,192
66,821		Deere & Co	5,687,135
2,897		Donaldson Co, Inc	112,375
10,028		Dover Corp	860,001
111,810		Eaton Corp	7,594,135
41,474		Emerson Electric Co	2,639,820
43,577		Exelis, Inc	733,837
14,247		Fluor Corp	1,038,179
22,929		Fortune Brands Home & Security, Inc	866,487
10,951		GATX Corp	678,962
71,904		General Dynamics Corp	8,396,230
2,355,258		General Electric Co	59,234,739
11,449		Hubbell, Inc (Class B)	1,338,846
1,694		Huntington Ingalls	154,018
1,450		IDEX Corp	109,939
58,017		Ingersoll-Rand plc	3,410,819
16,585		ITT Corp	762,412
31,012	*	Jacobs Engineering Group, Inc	1,575,720
23,535		Joy Global, Inc	1,394,684
34,471		KBR, Inc	712,171
18,750		Kennametal, Inc	792,750
20,176		L-3 Communications Holdings, Inc	2,117,673
12,198		Lincoln Electric Holdings, Inc	810,435
13,870	*	MRC Global, Inc	372,132
10,763	*,e	Navistar International Corp	378,535
50,336		Northrop Grumman Corp	6,204,919
23,882	*,e	NOW, Inc	768,762
19,864		Oshkosh Truck Corp	918,114
28,191		Owens Corning, Inc	959,904
7,650		Paccar, Inc	476,366
16,251		Parker Hannifin Corp	1,868,052
41,952		Pentair plc	2,687,865
37,710	*	Quanta Services, Inc	1,262,908
73,546		Raytheon Co	6,675,770
10,616		Regal-Beloit Corp	746,199
185

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,781		Rockwell Collins, Inc	$277,034
12,843		Roper Industries, Inc	1,850,291
11,760		Snap-On, Inc	1,413,552
2,452	*	Spirit Aerosystems Holdings, Inc (Class A)	79,862
10,233		SPX Corp	1,014,397
32,290		Stanley Works	2,823,761
26,255		Terex Corp	906,060
65,031		Textron, Inc	2,365,177
17,530		Timken Co	776,579
8,820		Trinity Industries, Inc	384,905
9,238		Triumph Group, Inc	585,227
191,284		United Technologies Corp	20,113,513
16,138		URS Corp	924,223
5,825	e	Valmont Industries, Inc	848,295
1,507	*,e	Veritiv Corp	60,159
10,464	*,e	WESCO International, Inc	821,319
11,875		Xylem, Inc	419,069
		TOTAL CAPITAL GOODS	186,248,102

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
41,120	e	ADT Corp	1,430,976
4,728		Cintas Corp	295,973
3,998	*	Clean Harbors, Inc	230,405
28,054		Corrections Corp of America	903,900
15,492		Covanta Holding Corp	316,346
5,627		Dun & Bradstreet Corp	619,139
13,197		Equifax, Inc	1,004,160
4,516		Iron Mountain, Inc	151,331
19,596		KAR Auction Services, Inc	574,359
18,690		Manpower, Inc	1,455,764
16,405		Nielsen Holdings NV	756,434
24,962		Pitney Bowes, Inc	675,472
41,950		R.R. Donnelley & Sons Co	728,252
61,929		Republic Services, Inc	2,348,967
15,214		Towers Watson & Co	1,552,132
11,095		Tyco International Ltd	478,749
11,826		Waste Connections, Inc	559,843
98,083		Waste Management, Inc	4,402,946
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,485,148

CONSUMER DURABLES & APPAREL - 0.7%
60,446		DR Horton, Inc	1,251,232
30,541	*,e	Garmin Ltd	1,680,977
4,088		Hasbro, Inc	204,236
20,636	*	Jarden Corp	1,153,552
16,134		Leggett & Platt, Inc	529,195
39,210		Lennar Corp (Class A)	1,420,578
50,759		Mattel, Inc	1,798,138
14,476	*	Mohawk Industries, Inc	1,806,171
25,611		Newell Rubbermaid, Inc	831,845
2,454		Phillips-Van Heusen Corp	270,382
88,704		Pulte Homes, Inc	1,565,626
186

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

3,473		Ralph Lauren Corp	$541,302
8,868	*	Taylor Morrison Home Corp	157,673
40,894	*	Toll Brothers, Inc	1,336,825
16,667		Whirlpool Corp	2,377,381
		TOTAL CONSUMER DURABLES & APPAREL	16,925,113

CONSUMER SERVICES - 0.7%
22,706	*	Apollo Group, Inc (Class A)	634,178
1,060		ARAMARK Holdings Corp	28,578
99,621		Carnival Corp	3,608,273
7,715		Choice Hotels International, Inc	361,756
31,078		Darden Restaurants, Inc	1,452,896
14,899		DeVry, Inc	595,513
1,024		Graham Holdings Co	702,208
9,561	*	Hyatt Hotels Corp	562,474
58,486		International Game Technology	990,168
6,424		Marriott International, Inc (Class A)	415,697
80,652	*	MGM Mirage	2,164,700
1,737	*	Norwegian Cruise Line Holdings Ltd	56,939
38,902		Royal Caribbean Cruises Ltd	2,320,504
11,650		Service Corp International	244,650
24,980		Starwood Hotels & Resorts Worldwide, Inc	1,919,463
63,159		Wendy’s	514,746
		TOTAL CONSUMER SERVICES	16,572,743

DIVERSIFIED FINANCIALS - 5.3%
6,075	*,e	Ally Financial, Inc	139,482
28,735		Ameriprise Financial, Inc	3,436,706
267,507		Bank of New York Mellon Corp	10,443,473
18,538		BlackRock, Inc	5,649,085
134,388		Capital One Financial Corp	10,689,222
220,809		Charles Schwab Corp	6,127,450
74,870		CME Group, Inc	5,535,888
109,609		Discover Financial Services	6,692,725
68,198	*	E*Trade Financial Corp	1,433,522
5,990	e	Federated Investors, Inc (Class B)	169,038
21,941	*	FNFV Group	358,955
16,710		Franklin Resources, Inc	904,846
105,144		Goldman Sachs Group, Inc	18,176,243
12,305		Interactive Brokers Group, Inc (Class A)	283,199
15,480		IntercontinentalExchange Group, Inc	2,975,566
85,659		Invesco Ltd	3,223,348
131,000	e	iShares Russell 1000 Value Index Fund	12,974,240
14,730		Legg Mason, Inc	698,938
72,275		Leucadia National Corp	1,785,915
360,726		Morgan Stanley	11,665,879
14,979	*	MSCI, Inc (Class A)	677,800
27,184		NASDAQ OMX Group, Inc	1,146,893
98,970		Navient Corp	1,702,284
55,526		Northern Trust Corp	3,714,134
33,191	*	NorthStar Asset Management Group, Inc	594,451
28,736		Raymond James Financial, Inc	1,464,099
187

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

18,419		Santander Consumer USA Holdings, Inc	$353,092
1,330		SEI Investments Co	47,641
64,605		SLM Corp	572,400
101,197		State Street Corp	7,128,317
9,808		TD Ameritrade Holding Corp	315,033
33,507		Voya Financial, Inc	1,243,110
		TOTAL DIVERSIFIED FINANCIALS	122,322,974

ENERGY - 13.6%
110,152		Anadarko Petroleum Corp	11,769,741
90,442		Apache Corp	9,284,776
11,927	*	Atwood Oceanics, Inc	574,285
93,633		Baker Hughes, Inc	6,439,141
16,964	*	Cameron International Corp	1,202,917
95,964		Chesapeake Energy Corp	2,530,571
447,128		Chevron Corp	57,786,823
17,994		Cimarex Energy Co	2,501,526
8,847	*	Cobalt International Energy, Inc	141,729
287,628		ConocoPhillips	23,729,310
53,843		Consol Energy, Inc	2,090,185
1,892	e	CVR Energy, Inc	89,075
82,614		Denbury Resources, Inc	1,400,307
95,695	*	Devon Energy Corp	7,224,972
15,350	e	Diamond Offshore Drilling, Inc	718,226
17,099		Energen Corp	1,395,791
8,843	*,e	EP Energy Corp	176,860
3,201		EQT Corp	300,318
1,005,689		Exxon Mobil Corp	99,502,870
7,838	e	Frank’s International NV	181,450
10,719	e	Golar LNG Ltd	660,398
4,206	*	Gulfport Energy Corp	224,642
7,429		Helmerich & Payne, Inc	789,406
64,718		Hess Corp	6,405,788
37,962		Holly Corp	1,784,594
110,875		Kinder Morgan, Inc	3,989,283
2,225	*,e	Laredo Petroleum Holdings, Inc	60,387
157,510		Marathon Oil Corp	6,103,512
15,156		Marathon Petroleum Corp	1,265,223
42,040		Murphy Oil Corp	2,611,945
63,754		Nabors Industries Ltd	1,731,559
92,082		National Oilwell Varco, Inc	7,462,325
32,297	*	Newfield Exploration Co	1,301,569
23,827		Noble Energy, Inc	1,584,257
184,640		Occidental Petroleum Corp	18,041,174
11,022	*	Oil States International, Inc	675,538
22,928		Oneok, Inc	1,477,251
16,604		Patterson-UTI Energy, Inc	570,347
11,430		PBF Energy, Inc	309,753
64,056	e	Peabody Energy Corp	971,730
78,236		Phillips 66	6,345,722
37,303		Questar Market Resources, Inc	1,232,864
1,083	*	Rice Energy, Inc	28,483
188

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

28,752		Rowan Cos plc	$877,511
120,092	*,e	SandRidge Energy, Inc	715,748
57,878	e	Seadrill Ltd	2,098,656
7,528	*,e	Seventy Seven Energy, Inc	168,853
157,215		Spectra Energy Corp	6,433,238
34,458		Superior Energy Services	1,157,789
6,115		Teekay Corp	340,361
17,457		Tesoro Corp	1,074,304
11,860		Tidewater, Inc	560,622
26,099	*,e	Ultra Petroleum Corp	598,189
11,231	*	Unit Corp	711,484
95,269		Valero Energy Corp	4,839,665
25,235	*	Whiting Petroleum Corp	2,233,045
13,306		World Fuel Services Corp	571,493
48,022	*	WPX Energy, Inc	987,813
		TOTAL ENERGY	318,037,394

FOOD & STAPLES RETAILING - 2.3%
5,924		Costco Wholesale Corp	696,307
235,186		CVS Corp	17,958,803
76,143	*	Rite Aid Corp	509,397
53,863		Safeway, Inc	1,856,119
85,721		Sysco Corp	3,059,382
55,471		Walgreen Co	3,814,741
336,204		Wal-Mart Stores, Inc	24,737,890
48,544		Whole Foods Market, Inc	1,855,352
		TOTAL FOOD & STAPLES RETAILING	54,487,991

FOOD, BEVERAGE & TOBACCO - 2.2%
25,848		Altria Group, Inc	1,049,429
138,432		Archer Daniels Midland Co	6,423,245
34,691		Bunge Ltd	2,735,038
13,727		Campbell Soup Co	570,906
98,883		ConAgra Foods, Inc	2,979,345
2,432	*	Constellation Brands, Inc (Class A)	202,488
1,279	*	Hain Celestial Group, Inc	109,354
9,765		Hillshire Brands Co	612,949
14,734		Ingredion, Inc	1,084,864
24,440		J.M. Smucker Co	2,435,202
5,252		Kellogg Co	314,227
31,693		Molson Coors Brewing Co (Class B)	2,140,228
396,416		Mondelez International, Inc	14,270,976
152,263		Philip Morris International, Inc	12,487,089
12,854	*	Pilgrim’s Pride Corp	359,398
13,069		Pinnacle Foods, Inc	393,769
17,730		Reynolds American, Inc	990,221
58,762	*	Tyson Foods, Inc (Class A)	2,186,534
		TOTAL FOOD, BEVERAGE & TOBACCO	51,345,262

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
352,875		Abbott Laboratories	14,863,095
58,688		Aetna, Inc	4,550,081
189

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

27,182	*	Allscripts Healthcare Solutions, Inc	$432,737
278,863	*	Boston Scientific Corp	3,563,869
73,538		Cardinal Health, Inc	5,268,998
48,382	*	CareFusion Corp	2,118,648
58,260		Cigna Corp	5,245,730
26,821		Community Health Systems, Inc	1,279,362
2,824		Cooper Cos, Inc	454,325
106,035		Covidien plc	9,173,088
27,134	*	DaVita, Inc	1,911,319
22,881		Dentsply International, Inc	1,062,136
24,566	*	Express Scripts Holding Co	1,711,022
69,190		HCA Holdings, Inc	4,518,799
18,595	*	Health Net, Inc	765,928
12,421		Hill-Rom Holdings, Inc	489,387
37,375	*	Hologic, Inc	974,366
36,349		Humana, Inc	4,276,460
669	*	Intuitive Surgical, Inc	306,101
18,982	*	Inverness Medical Innovations, Inc	759,280
12,061	*	Laboratory Corp of America Holdings	1,250,605
10,449	*	LifePoint Hospitals, Inc	749,402
234,905		Medtronic, Inc	14,503,035
23,005		Omnicare, Inc	1,437,813
18,211		Patterson Cos, Inc	710,411
8,146	*	Pediatrix Medical Group, Inc	482,080
33,741		Quest Diagnostics, Inc	2,061,575
5,025	*	Sirona Dental Systems, Inc	403,005
23,740		St. Jude Medical, Inc	1,547,611
31,656		Stryker Corp	2,525,199
9,823		Teleflex, Inc	1,058,330
230,242		UnitedHealth Group, Inc	18,661,114
16,231		Universal Health Services, Inc (Class B)	1,730,225
20,508	*	VCA Antech, Inc	764,743
65,790		WellPoint, Inc	7,224,400
36,143		Zimmer Holdings, Inc	3,616,830
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	122,451,109

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
60,368		Avon Products, Inc	796,857
5,114	e	Clorox Co	444,253
22,999		Colgate-Palmolive Co	1,458,137
3,470		Coty, Inc	59,372
14,460		Energizer Holdings, Inc	1,659,430
15,137		Kimberly-Clark Corp	1,572,280
599,348		Procter & Gamble Co	46,341,587
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	52,331,916

INSURANCE - 7.8%
79,325		ACE Ltd	7,940,432
106,711		Aflac, Inc	6,374,915
3,859	*	Alleghany Corp	1,597,047
23,527		Allied World Assurance Co Holdings Ltd	847,207
102,015		Allstate Corp	5,962,777
190

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

14,438		American Financial Group, Inc	$808,384
338,973		American International Group, Inc	17,619,816
1,753		American National Insurance Co	191,077
15,936		Aon plc	1,344,361
31,399	*	Arch Capital Group Ltd	1,678,277
1,797		Arthur J. Gallagher & Co	80,865
15,108		Aspen Insurance Holdings Ltd	604,471
16,941		Assurant, Inc	1,073,382
41,340		Assured Guaranty Ltd	922,709
25,155		Axis Capital Holdings Ltd	1,085,438
429,663	*	Berkshire Hathaway, Inc (Class B)	53,892,630
27,084		Brown & Brown, Inc	833,645
57,503		Chubb Corp	4,986,085
37,747		Cincinnati Financial Corp	1,737,117
6,307		CNA Financial Corp	235,693
10,354	e	Endurance Specialty Holdings Ltd	547,623
10,796		Everest Re Group Ltd	1,683,204
63,739	*	FNF Group	1,727,964
116,926	*	Genworth Financial, Inc (Class A)	1,531,731
10,605		Hanover Insurance Group, Inc	613,075
104,654		Hartford Financial Services Group, Inc	3,574,981
23,613		HCC Insurance Holdings, Inc	1,102,255
61,640		Lincoln National Corp	3,229,320
76,025		Loews Corp	3,202,933
3,261	*	Markel Corp	2,061,311
42,229		Marsh & McLennan Cos, Inc	2,143,966
34,259	*	MBIA, Inc	328,201
6,783		Mercury General Corp	333,859
220,026		Metlife, Inc	11,573,368
59,954		Old Republic International Corp	862,738
11,909		PartnerRe Ltd	1,242,823
68,694		Principal Financial Group	3,412,718
13,967		ProAssurance Corp	609,380
138,359		Progressive Corp	3,243,135
18,146		Protective Life Corp	1,258,969
108,146		Prudential Financial, Inc	9,405,458
11,850		Reinsurance Group of America, Inc (Class A)	951,081
9,391		RenaissanceRe Holdings Ltd	918,534
9,882		Stancorp Financial Group, Inc	596,280
31,056		Torchmark Corp	1,637,893
81,703		Travelers Cos, Inc	7,317,321
60,511		UnumProvident Corp	2,077,343
20,916		Validus Holdings Ltd	764,061
23,519		W.R. Berkley Corp	1,049,183
1,468		White Mountains Insurance Group Ltd	888,008
63,849		XL Capital Ltd	2,058,492
		TOTAL INSURANCE	181,763,536

MATERIALS - 3.4%
49,773		Air Products & Chemicals, Inc	6,567,547
10,935		Albemarle Corp	670,753
274,481		Alcoa, Inc	4,498,744
191

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

25,734		Allegheny Technologies, Inc	$968,885
12,100		Aptargroup, Inc	739,310
18,264		Ashland, Inc	1,911,328
14,418		Avery Dennison Corp	680,674
23,962		Bemis Co, Inc	934,758
13,855		Cabot Corp	725,863
11,609		Carpenter Technology Corp	628,511
33,281		Celanese Corp (Series A)	1,937,287
12,145		CF Industries Holdings, Inc	3,040,379
36,594	e	Cliffs Natural Resources, Inc	638,565
7,471		Cytec Industries, Inc	753,450
15,355		Domtar Corp	551,552
237,062		Dow Chemical Co	12,106,756
11,866		Du Pont (E.I.) de Nemours & Co	763,103
3,014		Eastman Chemical Co	237,443
243,277		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,054,770
7,412		Greif, Inc (Class A)	371,934
14,256		Huntsman Corp	371,369
85,256		International Paper Co	4,049,660
39,370		MeadWestvaco Corp	1,645,666
78,234		Mosaic Co	3,607,370
117,465		Newmont Mining Corp	2,926,053
74,386		Nucor Corp	3,735,665
15,465	*	Owens-Illinois, Inc	482,353
8,822	*	Rayonier Advanced Materials, Inc	286,362
17,882		Reliance Steel & Aluminum Co	1,220,447
16,810		Rock-Tenn Co (Class A)	1,671,418
15,751		Rockwood Holdings, Inc	1,243,384
15,289		Royal Gold, Inc	1,155,390
2,317		RPM International, Inc	102,365
15,054		Sigma-Aldrich Corp	1,511,723
24,217		Sonoco Products Co	947,853
51,972		Steel Dynamics, Inc	1,102,326
16,719	*	Tahoe Resources, Inc	442,218
9,091	*	TimkenSteel Corp	395,549
34,512	e	United States Steel Corp	1,155,807
30,762		Vulcan Materials Co	1,942,005
1,457		Westlake Chemical Corp	127,327
2,347	*	WR Grace & Co	213,577
		TOTAL MATERIALS	78,117,499

MEDIA - 1.9%
11,909		CBS Corp (Class B)	676,788
25,822		CBS Outdoor Americas, Inc	859,614
5,036		Clear Channel Outdoor Holdings, Inc (Class A)	38,022
51,437		Comcast Corp (Class A)	2,763,710
12,881		DISH Network Corp (Class A)	796,819
17,400	*,e	DreamWorks Animation SKG, Inc (Class A)	348,000
53,170		Gannett Co, Inc	1,739,722
10,292		John Wiley & Sons, Inc (Class A)	618,446
22,050	*	Liberty Media Corp	1,037,453
44,737	*	Liberty Media Corp (Class C)	2,102,639
192

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

16,801	*	Live Nation, Inc	$389,951
14,712	*	Madison Square Garden, Inc	873,010
116,103	*	News Corp	2,049,218
14,187	e	Regal Entertainment Group (Class A)	276,079
3,801	*	Starz-Liberty Capital	108,367
82,596	e	Thomson Corp	3,122,955
206,875		Time Warner, Inc	17,174,762
117,270		Twenty-First Century Fox, Inc	3,715,114
65,934		Walt Disney Co	5,662,412
		TOTAL MEDIA	44,353,081

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
66,408		Agilent Technologies, Inc	3,724,825
4,443	*	Alkermes plc	189,983
2,772	*	Alnylam Pharmaceuticals, Inc	149,827
9,314		Amgen, Inc	1,186,510
4,887	*	Bio-Rad Laboratories, Inc (Class A)	561,956
250,761		Bristol-Myers Squibb Co	12,693,522
5,919	*	Charles River Laboratories International, Inc	320,869
1,198	*	Covance, Inc	100,536
864	*	Cubist Pharmaceuticals, Inc	52,618
231,193		Eli Lilly & Co	14,116,644
39,045	*	Hospira, Inc	2,165,826
560,134		Johnson & Johnson	56,063,812
7,398	*,e	Mallinckrodt plc	515,049
590,451		Merck & Co, Inc	33,502,190
2,000	*,e	Myriad Genetics, Inc	72,200
21,132	*	PerkinElmer, Inc	976,721
24,416		Perrigo Co plc	3,673,387
1,493,798		Pfizer, Inc	42,872,003
54,927	*	Qiagen NV (NASDAQ)	1,341,867
7,111	*	Quintiles Transnational Holdings, Inc	390,607
4,623		Techne Corp	431,418
56,045		Thermo Electron Corp	6,809,467
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	181,911,837

REAL ESTATE - 4.6%
16,985		Alexandria Real Estate Equities, Inc	1,335,021
24,893		American Campus Communities, Inc	968,836
82,471		American Capital Agency Corp	1,906,730
32,235		American Homes 4 Rent	587,322
211,260	*	American Realty Capital Properties, Inc	2,769,619
222,166		Annaly Capital Management, Inc	2,466,043
14,171		Apartment Investment & Management Co (Class A)	484,365
30,472		AvalonBay Communities, Inc	4,512,294
44,650		BioMed Realty Trust, Inc	959,975
31,331		Boston Properties, Inc	3,742,488
35,859		Brandywine Realty Trust	557,607
10,999		Brixmor Property Group, Inc	249,127
19,903		Camden Property Trust	1,440,181
39,048		CBL & Associates Properties, Inc	730,198
247,734		Chimera Investment Corp	785,317
193

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

24,842		Columbia Property Trust, Inc	$633,719
19,598		Corporate Office Properties Trust	555,995
69,951		DDR Corp	1,226,941
31,754		Digital Realty Trust, Inc	2,044,640
33,450		Douglas Emmett, Inc	952,990
75,828		Duke Realty Corp	1,364,146
27,725	*	Equity Commonwealth	744,693
5,740		Equity Lifestyle Properties, Inc	254,225
84,879		Equity Residential	5,487,427
14,609		Essex Property Trust, Inc	2,769,428
5,535		Federal Realty Investment Trust	675,823
38,695	*	Forest City Enterprises, Inc (Class A)	741,783
16,619		Gaming and Leisure Properties, Inc	559,562
132,076		General Growth Properties, Inc	3,086,616
107,713		HCP, Inc	4,473,321
33,978		Health Care REIT, Inc	2,162,020
49,044		Healthcare Trust of America, Inc	584,114
13,416		Home Properties, Inc	882,639
34,819		Hospitality Properties Trust	994,779
176,970		Host Marriott Corp	3,847,328
4,952	*	Howard Hughes Corp	720,120
7,814		Jones Lang LaSalle, Inc	966,592
19,047		Kilroy Realty Corp	1,177,866
96,521		Kimco Realty Corp	2,160,140
33,989		Liberty Property Trust	1,195,393
32,825		Macerich Co	2,133,953
86,123		MFA Mortgage Investments, Inc	701,041
17,650		Mid-America Apartment Communities, Inc	1,234,088
28,351		National Retail Properties, Inc	1,008,445
35,291	*	NorthStar Realty Finance Corp	568,185
20,380		Omega Healthcare Investors, Inc	744,685
35,970		Piedmont Office Realty Trust, Inc	699,616
21,816		Plum Creek Timber Co, Inc	902,528
12,664		Post Properties, Inc	686,389
117,435		Prologis, Inc	4,792,522
2,700		Public Storage, Inc	463,347
25,642		Rayonier, Inc	873,367
19,040	*	Realogy Holdings Corp	699,910
51,622		Realty Income Corp	2,222,327
21,792		Regency Centers Corp	1,184,613
54,442		Retail Properties of America, Inc	819,352
47,463		Senior Housing Properties Trust	1,085,004
18,435		Simon Property Group, Inc	3,100,583
21,964		SL Green Realty Corp	2,367,719
93,439		Spirit Realty Capital, Inc	1,081,089
52,236		Starwood Property Trust, Inc	1,232,770
8,595		Tanger Factory Outlet Centers, Inc	297,817
1,300		Taubman Centers, Inc	95,628
86,608		Two Harbors Investment Corp	886,000
57,864		UDR, Inc	1,682,685
36,337		Ventas, Inc	2,307,399
33,785		Vornado Realty Trust	3,581,886
194

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

37,645	*	Washington Prime Group, Inc	$711,114
28,115		Weingarten Realty Investors	925,265
117,107		Weyerhaeuser Co	3,667,791
23,287		WP Carey, Inc	1,530,655
		TOTAL REAL ESTATE	108,045,196

RETAILING - 1.4%
12,759		Aaron’s, Inc	336,582
14,457		Abercrombie & Fitch Co (Class A)	568,738
30,059	*	Ascena Retail Group, Inc	482,748
27,549	*	Bed Bath & Beyond, Inc	1,743,576
47,326		Best Buy Co, Inc	1,407,002
10,018		Big Lots, Inc	438,288
10,202	*,e	Cabela’s, Inc	595,389
15,747	*	Carmax, Inc	768,611
20,396		Chico’s FAS, Inc	322,461
2,498		CST Brands, Inc	83,508
19,040		Dick’s Sporting Goods, Inc	809,771
2,126		Dillard’s, Inc (Class A)	253,462
17,664	*	Dollar General Corp	975,583
17,883		DSW, Inc (Class A)	475,509
1,367		Family Dollar Stores, Inc	102,183
29,296		Foot Locker, Inc	1,392,439
25,491	e	GameStop Corp (Class A)	1,069,857
2,262		Genuine Parts Co	187,339
1,535	*	HomeAway, Inc	53,295
74,327	*,e	JC Penney Co, Inc	697,187
45,932		Kohl’s Corp	2,459,199
36,484		L Brands, Inc	2,114,977
57,576	*	Liberty Interactive Corp	1,615,007
18,956		Macy’s, Inc	1,095,467
5,734	*	Murphy USA, Inc	283,374
5,380		Penske Auto Group, Inc	249,901
10,393	*	Sally Beauty Holdings, Inc	269,698
1,692	*,e	Sears Holdings Corp	64,550
5,883		Signet Jewelers Ltd	598,831
153,913		Staples, Inc	1,783,852
134,118		Target Corp	7,992,092
6,484	*	Urban Outfitters, Inc	231,673
		TOTAL RETAILING	31,522,149

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
45,635		Altera Corp	1,493,177
40,180		Analog Devices, Inc	1,994,133
95,471		Applied Materials, Inc	2,001,072
125,816		Broadcom Corp (Class A)	4,813,720
13,279	*,e	Cree, Inc	627,167
17,507	*	First Solar, Inc	1,104,867
2,953	*,e	Freescale Semiconductor Holdings Ltd	59,119
1,067,025		Intel Corp	36,161,477
3,208		Kla-Tencor Corp	229,340
28,255		Lam Research Corp	1,977,850
195

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

95,639		Marvell Technology Group Ltd	$1,275,824
5,085		Maxim Integrated Products, Inc	149,041
30,913	*	Micron Technology, Inc	944,392
109,009		Nvidia Corp	1,907,658
50,210	*	ON Semiconductor Corp	429,798
42,852	*	SunEdison, Inc	857,040
10,078	*,e	SunPower Corp	370,165
41,361	e	Teradyne, Inc	753,598
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	57,149,438

SOFTWARE & SERVICES - 2.9%
38,764		Activision Blizzard, Inc	867,538
37,445		Amdocs Ltd	1,697,756
16,533	*	Ansys, Inc	1,272,049
18,773		AOL, Inc	723,699
11,234	*	Autodesk, Inc	599,334
2,219		Booz Allen Hamilton Holding Co	49,351
74,635		CA, Inc	2,155,459
3,395	*	Citrix Systems, Inc	229,943
31,770		Computer Sciences Corp	1,982,130
1,363		DST Systems, Inc	122,766
16,967	*	Electronic Arts, Inc	570,091
59,139		Fidelity National Information Services, Inc	3,335,440
4,511	*,e	FireEye, Inc	160,141
21,151	*	First American Corp	575,307
32,825		Genpact Ltd	577,720
10,066		IAC/InterActiveCorp	676,435
2,410	*	Informatica Corp	76,445
14,939		Leidos Holdings, Inc	551,847
4,463	*	Micros Systems, Inc	301,833
683,970		Microsoft Corp	29,520,145
61,989	*	Nuance Communications, Inc	1,126,960
8,068		Paychex, Inc	330,869
22,404	*	Rovi Corp	523,582
162,549		Symantec Corp	3,845,909
36,381	*	Synopsys, Inc	1,374,110
7,775	*	Teradata Corp	327,794
9,212		Total System Services, Inc	294,784
274,640		Xerox Corp	3,641,726
237,125	*	Yahoo!, Inc	8,491,446
174,216	*	Zynga, Inc	508,711
		TOTAL SOFTWARE & SERVICES	66,511,320

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
22,930	*	Arrow Electronics, Inc	1,328,793
25,385		Avnet, Inc	1,074,547
11,403		AVX Corp	155,081
102,072		Brocade Communications Systems, Inc	940,083
1,203,179		Cisco Systems, Inc	30,356,206
236,464		Corning, Inc	4,646,518
10,983	e	Dolby Laboratories, Inc (Class A)	490,281
7,891	*	EchoStar Corp (Class A)	400,074
196

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

434,029		EMC Corp	$12,717,050
9,912		Flir Systems, Inc	329,871
19,485		Harris Corp	1,330,241
444,087		Hewlett-Packard Co	15,813,938
36,708	*	Ingram Micro, Inc (Class A)	1,053,520
47,455		Jabil Circuit, Inc	947,202
56,222	*	JDS Uniphase Corp	667,355
86,665	*	Juniper Networks, Inc	2,040,094
19,642	*	Knowles Corp	571,189
14,820		Lexmark International, Inc (Class A)	711,805
40,693		Motorola, Inc	2,591,330
35,127	*	NCR Corp	1,087,181
49,504		NetApp, Inc	1,922,735
27,653		SanDisk Corp	2,536,057
5,231	*,e	Stratasys Ltd	525,925
9,183	*	Tech Data Corp	576,600
31,083		Vishay Intertechnology, Inc	457,853
52,317		Western Digital Corp	5,222,806
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	90,494,335

TELECOMMUNICATION SERVICES - 2.3%
1,219,747		AT&T, Inc	43,410,796
126,549		CenturyTel, Inc	4,965,783
231,628	e	Frontier Communications Corp	1,517,163
2,535	*	Level 3 Communications, Inc	111,489
171,397	*	Sprint Corp	1,259,768
21,084		Telephone & Data Systems, Inc	527,100
61,952		T-Mobile US, Inc	2,040,699
3,158		US Cellular Corp	123,446
7,349		Windstream Holdings, Inc	84,220
		TOTAL TELECOMMUNICATION SERVICES	54,040,464

TRANSPORTATION - 1.3%
3,154		Alaska Air Group, Inc	138,681
794		Amerco, Inc	208,949
13,106		Con-Way, Inc	646,781
1,847		Copa Holdings S.A. (Class A)	280,504
236,219		CSX Corp	7,067,673
188,338		Delta Air Lines, Inc	7,055,141
39,662		FedEx Corp	5,825,555
6,533	*	Genesee & Wyoming, Inc (Class A)	651,536
5,786		Kansas City Southern Industries, Inc	631,021
57,372		Norfolk Southern Corp	5,832,438
12,223		Ryder System, Inc	1,052,767
17,641		Southwest Airlines Co	498,887
		TOTAL TRANSPORTATION	29,889,933

UTILITIES - 5.9%
168,893		AES Corp	2,467,527
28,031		AGL Resources, Inc	1,447,521
26,391		Alliant Energy Corp	1,491,091
56,588		Ameren Corp	2,175,809
197

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

114,432		American Electric Power Co, Inc	$5,949,320
41,815		American Water Works Co, Inc	1,997,503
41,970		Aqua America, Inc	998,047
23,766		Atmos Energy Corp	1,148,373
85,500	*	Calpine Corp	1,884,420
100,511		Centerpoint Energy, Inc	2,444,427
63,002		CMS Energy Corp	1,822,648
68,462		Consolidated Edison, Inc	3,840,034
128,114		Dominion Resources, Inc	8,665,631
41,524		DTE Energy Co	3,065,302
166,177		Duke Energy Corp	11,986,347
76,599		Edison International	4,197,625
41,805		Entergy Corp	3,044,658
201,429		Exelon Corp	6,260,413
97,754		FirstEnergy Corp	3,050,902
36,851		Great Plains Energy, Inc	913,536
23,857	e	Hawaiian Electric Industries, Inc	563,502
18,838		Integrys Energy Group, Inc	1,235,019
3,051		ITC Holdings Corp	110,141
45,024		MDU Resources Group, Inc	1,418,706
19,750		National Fuel Gas Co	1,360,972
102,275		NextEra Energy, Inc	9,602,600
72,466		NiSource, Inc	2,730,519
74,042		Northeast Utilities	3,250,444
78,560		NRG Energy, Inc	2,432,218
45,812		OGE Energy Corp	1,646,941
58,866		Pepco Holdings, Inc	1,580,552
109,306		PG&E Corp	4,882,699
26,190		Pinnacle West Capital Corp	1,400,903
148,620		PPL Corp	4,902,974
117,791		Public Service Enterprise Group, Inc	4,142,709
40,309		Questar Corp	896,472
33,717		SCANA Corp	1,715,521
57,584		Sempra Energy	5,741,701
209,575		Southern Co	9,072,502
52,474		TECO Energy, Inc	916,196
26,485		UGI Corp	1,285,582
19,844		Vectren Corp	755,858
30,434	e	Westar Energy, Inc	1,096,841
53,222		Wisconsin Energy Corp	2,319,415
117,416		Xcel Energy, Inc	3,616,413
		TOTAL UTILITIES	137,528,534

		TOTAL COMMON STOCKS	2,317,326,834
		(Cost $1,988,033,743)

198

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 2.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.1%
49,309,941	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$49,309,941
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	49,309,941

		TOTAL SHORT-TERM INVESTMENTS	49,309,941
		(Cost $49,309,941)

		TOTAL INVESTMENTS - 101.6% (Cost $2,037,343,684)	2,366,636,775
		OTHER ASSETS & LIABILITIES, NET - (1.6)%	(36,508,748)
		NET ASSETS - 100.0%	$2,330,128,027

Abbreviation(s):
	REIT	Real Estate Investment Trust

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $47,401,142.
199

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
30,621		BorgWarner, Inc	$1,906,157
36,567		Delphi Automotive plc	2,442,676
525,455		Ford Motor Co	8,943,244
174,700		General Motors Co	5,908,354
36,260		Goodyear Tire & Rubber Co	912,664
28,897		Harley-Davidson, Inc	1,786,413
88,593		Johnson Controls, Inc	4,185,133
		TOTAL AUTOMOBILES & COMPONENTS	26,084,641

BANKS - 6.0%
1,397,359		Bank of America Corp	21,309,725
95,767		BB&T Corp	3,545,294
404,237		Citigroup, Inc	19,771,232
24,205		Comerica, Inc	1,216,543
112,538		Fifth Third Bancorp	2,304,778
63,067		Hudson City Bancorp, Inc	614,903
109,535		Huntington Bancshares, Inc	1,075,634
503,024		JPMorgan Chase & Co	29,009,394
116,913		Keycorp	1,583,002
17,605	e	M&T Bank Corp	2,139,008
41,242	e	People’s United Financial, Inc	598,834
70,951		PNC Financial Services Group, Inc	5,857,715
182,520		Regions Financial Corp	1,850,753
70,507		SunTrust Banks, Inc	2,682,791
241,254		US Bancorp	10,139,906
637,065		Wells Fargo & Co	32,426,608
24,694		Zions Bancorporation	711,681
		TOTAL BANKS	136,837,801

CAPITAL GOODS - 7.5%
82,614		3M Co	11,639,486
12,012		Allegion plc	617,777
32,444		Ametek, Inc	1,579,698
89,158		Boeing Co	10,741,756
82,956		Caterpillar, Inc	8,357,817
22,796		Cummins, Inc	3,177,534
80,249		Danaher Corp	5,928,796
48,241		Deere & Co	4,105,792
22,029		Dover Corp	1,889,207
63,589		Eaton Corp	4,318,965
93,591		Emerson Electric Co	5,957,067
36,120	e	Fastenal Co	1,601,922
18,195		Flowserve Corp	1,347,158
21,127		Fluor Corp	1,539,525
200

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

43,314		General Dynamics Corp	$5,057,776
1,332,862		General Electric Co	33,521,479
104,085		Honeywell International, Inc	9,558,126
50,631		Illinois Tool Works, Inc	4,170,475
33,617		Ingersoll-Rand plc	1,976,343
17,505	*	Jacobs Engineering Group, Inc	889,429
13,268		Joy Global, Inc	786,262
11,435		L-3 Communications Holdings, Inc	1,200,218
35,430		Lockheed Martin Corp	5,915,747
47,247		Masco Corp	982,738
28,535		Northrop Grumman Corp	3,517,509
47,305		Paccar, Inc	2,945,682
14,654		Pall Corp	1,135,245
19,708		Parker Hannifin Corp	2,265,435
25,765		Pentair plc	1,650,764
19,310		Precision Castparts Corp	4,418,128
28,810	*	Quanta Services, Inc	964,847
41,664		Raytheon Co	3,781,841
18,318		Rockwell Automation, Inc	2,045,388
18,074		Rockwell Collins, Inc	1,324,282
13,203		Roper Industries, Inc	1,902,156
7,867		Snap-On, Inc	945,613
20,716		Stanley Works	1,811,614
36,937		Textron, Inc	1,343,399
112,093		United Technologies Corp	11,786,579
8,059		W.W. Grainger, Inc	1,895,074
24,964		Xylem, Inc	880,980
		TOTAL CAPITAL GOODS	171,475,629

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
22,921	e	ADT Corp	797,651
13,361		Cintas Corp	836,399
4,943		Dun & Bradstreet Corp	543,878
16,270		Equifax, Inc	1,237,984
22,961		Iron Mountain, Inc	769,423
40,110		Nielsen Holdings NV	1,849,472
27,015		Pitney Bowes, Inc	731,026
35,363		Republic Services, Inc	1,341,319
18,222		Robert Half International, Inc	886,500
11,205	*	Stericycle, Inc	1,318,268
61,599		Tyco International Ltd	2,657,997
57,802		Waste Management, Inc	2,594,732
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	15,564,649

CONSUMER DURABLES & APPAREL - 1.3%
35,983		Coach, Inc	1,243,572
38,148		DR Horton, Inc	789,664
6,346	*	Fossil Group, Inc	621,908
16,478	*,e	Garmin Ltd	906,949
9,153		Harman International Industries, Inc	993,558
15,191		Hasbro, Inc	758,942
18,443		Leggett & Platt, Inc	604,930
201

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

23,869		Lennar Corp (Class A)	$864,774
44,883		Mattel, Inc	1,589,980
23,802	*	Michael Kors Holdings Ltd	1,939,387
8,093	*	Mohawk Industries, Inc	1,009,764
36,616		Newell Rubbermaid, Inc	1,189,288
98,077		Nike, Inc (Class B)	7,564,679
10,889		Phillips-Van Heusen Corp	1,199,750
46,149		Pulte Homes, Inc	814,530
7,753		Ralph Lauren Corp	1,208,383
21,348	*	Under Armour, Inc (Class A)	1,424,979
45,950		VF Corp	2,815,357
10,366		Whirlpool Corp	1,478,606
		TOTAL CONSUMER DURABLES & APPAREL	29,019,000

CONSUMER SERVICES - 1.7%
58,709		Carnival Corp	2,126,440
4,154	*	Chipotle Mexican Grill, Inc (Class A)	2,793,565
17,610		Darden Restaurants, Inc	823,267
602		Graham Holdings Co	412,821
36,545		H&R Block, Inc	1,174,191
29,428		Marriott International, Inc (Class A)	1,904,286
131,363		McDonald’s Corp	12,421,685
100,084		Starbucks Corp	7,774,525
25,411		Starwood Hotels & Resorts Worldwide, Inc	1,952,581
16,850		Wyndham Worldwide Corp	1,273,018
10,730		Wynn Resorts Ltd	2,287,636
58,704		Yum! Brands, Inc	4,074,058
		TOTAL CONSUMER SERVICES	39,018,073

DIVERSIFIED FINANCIALS - 3.8%
7,316	*	Affiliated Managers Group, Inc	1,457,713
121,004		American Express Co	10,648,352
25,124		Ameriprise Financial, Inc	3,004,830
152,176		Bank of New York Mellon Corp	5,940,951
16,632		BlackRock, Inc	5,068,269
76,246		Capital One Financial Corp	6,064,607
156,210		Charles Schwab Corp	4,334,827
42,089		CME Group, Inc	3,112,061
62,094		Discover Financial Services	3,791,460
38,251	*	E*Trade Financial Corp	804,036
53,585		Franklin Resources, Inc	2,901,628
55,312		Goldman Sachs Group, Inc	9,561,785
15,360		IntercontinentalExchange Group, Inc	2,952,499
57,436		Invesco Ltd	2,161,317
13,704		Legg Mason, Inc	650,255
41,922		Leucadia National Corp	1,035,893
36,322		McGraw-Hill Financial, Inc	2,913,751
24,883		Moody’s Corp	2,164,821
185,973		Morgan Stanley	6,014,367
15,927		NASDAQ OMX Group, Inc	671,960
55,890		Navient Corp	961,308
29,786		Northern Trust Corp	1,992,385
202

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

16,550	e	SPDR Trust Series 1	$3,195,639
57,464		State Street Corp	4,047,764
35,069		T Rowe Price Group, Inc	2,723,459
		TOTAL DIVERSIFIED FINANCIALS	88,175,937

ENERGY - 10.6%
67,150		Anadarko Petroleum Corp	7,174,977
51,301		Apache Corp	5,266,561
58,168		Baker Hughes, Inc	4,000,213
55,171		Cabot Oil & Gas Corp	1,817,884
27,027	*	Cameron International Corp	1,916,485
67,210		Chesapeake Energy Corp	1,772,328
253,028		Chevron Corp	32,701,339
11,520		Cimarex Energy Co	1,601,510
163,166		ConocoPhillips	13,461,195
30,430		Consol Energy, Inc	1,181,293
46,671		Denbury Resources, Inc	791,073
51,155	*	Devon Energy Corp	3,862,203
9,292	e	Diamond Offshore Drilling, Inc	434,773
30,904		Ensco plc	1,565,288
72,628		EOG Resources, Inc	7,948,408
20,324		EQT Corp	1,906,798
570,819		Exxon Mobil Corp	56,476,832
31,122	*	FMC Technologies, Inc	1,892,218
112,444		Halliburton Co	7,757,512
14,309		Helmerich & Payne, Inc	1,520,474
34,931		Hess Corp	3,457,470
89,088		Kinder Morgan, Inc	3,205,386
90,145		Marathon Oil Corp	3,493,119
38,211		Marathon Petroleum Corp	3,189,854
22,704		Murphy Oil Corp	1,410,600
34,649		Nabors Industries Ltd	941,067
57,161		National Oilwell Varco, Inc	4,632,327
17,898	*	Newfield Exploration Co	721,289
33,647		Noble Corp plc	1,055,506
47,870		Noble Energy, Inc	3,182,876
104,409		Occidental Petroleum Corp	10,201,803
27,592		Oneok, Inc	1,777,753
35,652	e	Peabody Energy Corp	540,841
75,184		Phillips 66	6,098,174
18,974		Pioneer Natural Resources Co	4,201,982
24,368		Questar Market Resources, Inc	805,362
22,320		Range Resources Corp	1,687,169
16,243		Rowan Cos plc	495,736
173,069		Schlumberger Ltd	18,758,949
46,735	*	Southwestern Energy Co	1,896,506
89,456		Spectra Energy Corp	3,660,540
17,103		Tesoro Corp	1,052,519
45,078	e	Transocean Ltd (NYSE)	1,818,447
71,163		Valero Energy Corp	3,615,080
98,140		Williams Cos, Inc	5,557,668
		TOTAL ENERGY	242,507,387
203

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 2.2%
58,241		Costco Wholesale Corp	$6,845,647
155,406		CVS Corp	11,866,802
67,938		Kroger Co	3,327,603
30,448		Safeway, Inc	1,049,238
78,022		Sysco Corp	2,784,605
116,589		Walgreen Co	8,017,826
214,224		Wal-Mart Stores, Inc	15,762,602
48,635		Whole Foods Market, Inc	1,858,830
		TOTAL FOOD & STAPLES RETAILING	51,513,153

FOOD, BEVERAGE & TOBACCO - 5.1%
264,016		Altria Group, Inc	10,719,049
87,295		Archer Daniels Midland Co	4,050,488
21,432		Brown-Forman Corp (Class B)	1,857,083
23,662		Campbell Soup Co	984,103
502,397		Coca-Cola Co	19,739,178
30,949		Coca-Cola Enterprises, Inc	1,406,632
55,665		ConAgra Foods, Inc	1,677,186
22,623	*	Constellation Brands, Inc (Class A)	1,883,591
25,988		Dr Pepper Snapple Group, Inc	1,527,055
81,775		General Mills, Inc	4,101,016
19,721		Hershey Co	1,738,406
18,133		Hormel Foods Corp	820,700
13,713		J.M. Smucker Co	1,366,363
34,085		Kellogg Co	2,039,306
16,798		Keurig Green Mountain, Inc	2,003,665
79,168		Kraft Foods Group, Inc	4,242,217
48,389		Lorillard, Inc	2,926,567
17,241		McCormick & Co, Inc	1,134,113
27,006		Mead Johnson Nutrition Co	2,469,429
21,029		Molson Coors Brewing Co (Class B)	1,420,088
224,907		Mondelez International, Inc	8,096,652
17,906	*	Monster Beverage Corp	1,145,268
201,511		PepsiCo, Inc	17,753,119
209,065		Philip Morris International, Inc	17,145,421
41,134		Reynolds American, Inc	2,297,334
39,443	*	Tyson Foods, Inc (Class A)	1,467,674
		TOTAL FOOD, BEVERAGE & TOBACCO	116,011,703

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
199,623		Abbott Laboratories	8,408,121
47,678		Aetna, Inc	3,696,475
29,895		AmerisourceBergen Corp	2,299,224
10,098		Bard (C.R.), Inc	1,506,925
72,119		Baxter International, Inc	5,386,568
25,773		Becton Dickinson & Co	2,995,854
176,937	*	Boston Scientific Corp	2,261,255
45,016		Cardinal Health, Inc	3,225,396
27,573	*	CareFusion Corp	1,207,422
39,078	*	Cerner Corp	2,157,106
204

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

35,815		Cigna Corp	$3,224,783
59,931		Covidien plc	5,184,631
23,523	*	DaVita, Inc	1,656,960
19,000		Dentsply International, Inc	881,980
13,986	*	Edwards Lifesciences Corp	1,262,236
102,743	*	Express Scripts Holding Co	7,156,050
20,673		Humana, Inc	2,432,178
5,135	*	Intuitive Surgical, Inc	2,349,519
11,160	*	Laboratory Corp of America Holdings	1,157,180
30,642		McKesson Corp	5,878,974
132,822		Medtronic, Inc	8,200,430
10,571		Patterson Cos, Inc	412,375
19,125		Quest Diagnostics, Inc	1,168,537
37,610		St. Jude Medical, Inc	2,451,796
39,434		Stryker Corp	3,145,650
12,705	*	Tenet Healthcare Corp	670,443
130,230		UnitedHealth Group, Inc	10,555,142
13,799	*	Varian Medical Systems, Inc	1,133,588
37,231		WellPoint, Inc	4,088,336
22,209		Zimmer Holdings, Inc	2,222,455
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	98,377,589

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
58,177		Avon Products, Inc	767,936
17,017	e	Clorox Co	1,478,267
115,605		Colgate-Palmolive Co	7,329,357
33,425		Estee Lauder Cos (Class A)	2,455,400
50,065		Kimberly-Clark Corp	5,200,252
360,052		Procter & Gamble Co	27,839,221
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	45,070,433

INSURANCE - 4.1%
44,909		ACE Ltd	4,495,391
60,575		Aflac, Inc	3,618,750
57,857		Allstate Corp	3,381,742
192,253		American International Group, Inc	9,993,311
39,507		Aon plc	3,332,810
9,792		Assurant, Inc	620,421
239,355	*	Berkshire Hathaway, Inc (Class B)	30,022,298
32,614		Chubb Corp	2,827,960
19,343		Cincinnati Financial Corp	890,165
65,696	*	Genworth Financial, Inc (Class A)	860,618
59,508		Hartford Financial Services Group, Inc	2,032,793
34,903		Lincoln National Corp	1,828,568
40,483		Loews Corp	1,705,549
73,306		Marsh & McLennan Cos, Inc	3,721,746
149,586		Metlife, Inc	7,868,224
36,204		Principal Financial Group	1,798,615
72,074		Progressive Corp	1,689,414
61,408		Prudential Financial, Inc	5,340,654
17,453		Torchmark Corp	920,471
46,077		Travelers Cos, Inc	4,126,656
205

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,659		UnumProvident Corp	$1,189,843
35,911		XL Capital Ltd	1,157,771
		TOTAL INSURANCE	93,423,770

MATERIALS - 3.5%
28,280		Air Products & Chemicals, Inc	3,731,546
8,896		Airgas, Inc	951,160
156,653		Alcoa, Inc	2,567,543
14,263		Allegheny Technologies, Inc	537,002
12,508		Avery Dennison Corp	590,503
18,567		Ball Corp	1,137,414
13,410		Bemis Co, Inc	523,124
6,915		CF Industries Holdings, Inc	1,731,101
159,978		Dow Chemical Co	8,170,076
122,401		Du Pont (E.I.) de Nemours & Co	7,871,608
19,883		Eastman Chemical Co	1,566,383
36,035		Ecolab, Inc	3,910,879
17,789		FMC Corp	1,160,199
138,114		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,140,603
10,750		International Flavors & Fragrances, Inc	1,085,643
57,697		International Paper Co	2,740,607
55,390		LyondellBasell Industries AF S.C.A	5,885,187
8,051		Martin Marietta Materials, Inc	1,000,176
22,285		MeadWestvaco Corp	931,513
69,702		Monsanto Co	7,882,599
42,809		Mosaic Co	1,973,923
66,263		Newmont Mining Corp	1,650,611
42,272		Nucor Corp	2,122,900
22,293	*	Owens-Illinois, Inc	695,319
18,441		PPG Industries, Inc	3,657,957
38,929		Praxair, Inc	4,988,362
25,916		Sealed Air Corp	832,422
11,208		Sherwin-Williams Co	2,311,426
15,721		Sigma-Aldrich Corp	1,578,703
17,293		Vulcan Materials Co	1,091,707
		TOTAL MATERIALS	80,018,196

MEDIA - 3.6%
28,147	e	Cablevision Systems Corp (Class A)	540,985
65,074		CBS Corp (Class B)	3,698,156
345,565		Comcast Corp (Class A)	18,567,207
62,206	*	DIRECTV	5,352,826
28,870	*	Discovery Communications, Inc (Class A)	2,460,013
30,381		Gannett Co, Inc	994,066
56,769		Interpublic Group of Cos, Inc	1,118,917
66,143	*	News Corp	1,167,424
34,546	*	Omnicom Group, Inc	2,417,875
14,183		Scripps Networks Interactive (Class A)	1,168,821
37,168		Time Warner Cable, Inc	5,393,077
117,214		Time Warner, Inc	9,731,106
254,584		Twenty-First Century Fox, Inc	8,065,221
52,040		Viacom, Inc (Class B)	4,302,147
206

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

214,066		Walt Disney Co	$18,383,988
		TOTAL MEDIA	83,361,829

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
211,333		AbbVie, Inc	11,061,169
35,154	*	Actavis plc	7,532,096
44,096		Agilent Technologies, Inc	2,473,345
26,318	*	Alexion Pharmaceuticals, Inc	4,184,299
39,540		Allergan, Inc	6,558,104
100,627		Amgen, Inc	12,818,874
31,529	*	Biogen Idec, Inc	10,542,982
220,233		Bristol-Myers Squibb Co	11,148,195
106,442	*	Celgene Corp	9,276,420
130,995		Eli Lilly & Co	7,998,555
204,102	*	Gilead Sciences, Inc	18,685,538
22,117	*	Hospira, Inc	1,226,830
376,049		Johnson & Johnson	37,638,744
388,429		Merck & Co, Inc	22,039,461
49,933	*	Mylan Laboratories, Inc	2,465,192
15,302	*	PerkinElmer, Inc	707,258
17,869		Perrigo Co plc	2,688,391
847,759		Pfizer, Inc	24,330,683
10,550	*	Regeneron Pharmaceuticals, Inc	3,336,121
52,997		Thermo Electron Corp	6,439,136
31,469	*	Vertex Pharmaceuticals, Inc	2,797,909
11,220	*	Waters Corp	1,160,597
66,300		Zoetis Inc	2,181,933
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	209,291,832

REAL ESTATE - 2.3%
52,786		American Tower Corp	4,982,471
19,575		Apartment Investment & Management Co (Class A)	669,073
16,289		AvalonBay Communities, Inc	2,412,075
20,457		Boston Properties, Inc	2,443,589
37,154	*	CBRE Group, Inc	1,145,829
44,508		Crown Castle International Corp	3,301,603
44,440		Equity Residential	2,873,046
8,274		Essex Property Trust, Inc	1,568,502
68,996		General Growth Properties, Inc	1,612,437
61,218		HCP, Inc	2,542,384
40,422		Health Care REIT, Inc	2,572,052
100,175		Host Marriott Corp	2,177,804
55,396		Kimco Realty Corp	1,239,762
18,681		Macerich Co	1,214,452
23,256		Plum Creek Timber Co, Inc	962,101
66,115		Prologis, Inc	2,698,153
19,179		Public Storage, Inc	3,291,308
41,290		Simon Property Group, Inc	6,944,565
39,337		Ventas, Inc	2,497,900
23,264		Vornado Realty Trust	2,466,449
69,677		Weyerhaeuser Co	2,182,284
		TOTAL REAL ESTATE	51,797,839
207

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.0%
49,535	*	Amazon.com, Inc	$15,503,960
8,555	*	Autonation, Inc	456,153
4,395	*	AutoZone, Inc	2,272,347
26,999	*	Bed Bath & Beyond, Inc	1,708,767
36,801		Best Buy Co, Inc	1,094,094
29,163	*	Carmax, Inc	1,423,446
40,155	*	Dollar General Corp	2,217,761
27,363	*	Dollar Tree, Inc	1,490,463
13,769		Expedia, Inc	1,093,534
12,646		Family Dollar Stores, Inc	945,288
15,344	e	GameStop Corp (Class A)	643,988
34,423		Gap, Inc	1,380,706
20,322		Genuine Parts Co	1,683,068
181,986		Home Depot, Inc	14,713,568
25,796		Kohl’s Corp	1,381,118
32,449		L Brands, Inc	1,881,068
133,014		Lowe’s Companies, Inc	6,364,720
48,134		Macy’s, Inc	2,781,664
7,945	*	NetFlix, Inc	3,358,510
18,605		Nordstrom, Inc	1,288,024
14,031	*	O’Reilly Automotive, Inc	2,104,650
13,037	e	Petsmart, Inc	888,341
6,967	*	Priceline.com, Inc	8,656,149
28,496		Ross Stores, Inc	1,835,142
85,665		Staples, Inc	992,857
84,254		Target Corp	5,020,696
14,687		Tiffany & Co	1,433,598
93,421		TJX Companies, Inc	4,978,405
18,300		Tractor Supply Co	1,137,711
14,708	*	TripAdvisor, Inc	1,394,907
13,864	*	Urban Outfitters, Inc	495,361
		TOTAL RETAILING	92,620,064

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
41,447		Altera Corp	1,356,146
42,049		Analog Devices, Inc	2,086,892
162,172		Applied Materials, Inc	3,399,125
33,287		Avago Technologies Ltd	2,309,452
74,194		Broadcom Corp (Class A)	2,838,662
9,388	*	First Solar, Inc	592,477
661,650		Intel Corp	22,423,319
21,940		Kla-Tencor Corp	1,568,491
21,442		Lam Research Corp	1,500,940
31,298		Linear Technology Corp	1,381,337
26,704	e	Microchip Technology, Inc	1,202,214
142,449	*	Micron Technology, Inc	4,351,817
73,945		Nvidia Corp	1,294,037
143,420		Texas Instruments, Inc	6,633,175
35,570		Xilinx, Inc	1,462,994
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	54,401,078
208

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 10.3%
84,082		Accenture plc	$6,666,021
61,737	*	Adobe Systems, Inc	4,266,644
23,553	*	Akamai Technologies, Inc	1,390,098
7,176	*	Alliance Data Systems Corp	1,882,193
30,149	*	Autodesk, Inc	1,608,449
64,086		Automatic Data Processing, Inc	5,210,833
42,196		CA, Inc	1,218,620
21,687	*	Citrix Systems, Inc	1,468,861
81,151	*	Cognizant Technology Solutions Corp (Class A)	3,980,457
19,346		Computer Sciences Corp	1,206,997
151,679	*	eBay, Inc	8,008,651
41,573	*	Electronic Arts, Inc	1,396,853
228,424	*	Facebook, Inc	16,595,003
38,077		Fidelity National Information Services, Inc	2,147,543
32,969	*	Fiserv, Inc	2,033,198
37,653	*	Google, Inc	21,522,455
37,652	*	Google, Inc (Class A)	21,821,217
126,520		International Business Machines Corp	24,250,088
37,860		Intuit, Inc	3,103,384
133,545		Mastercard, Inc (Class A)	9,902,362
999,192		Microsoft Corp	43,125,127
456,316		Oracle Corp	18,430,603
42,828		Paychex, Inc	1,756,376
25,058	*	Red Hat, Inc	1,456,371
75,376	*	Salesforce.com, Inc	4,089,148
92,491		Symantec Corp	2,188,337
20,892	*	Teradata Corp	880,807
22,203		Total System Services, Inc	710,496
16,423	*,e	VeriSign, Inc	887,663
66,872		Visa, Inc (Class A)	14,110,661
71,335	e	Western Union Co	1,246,222
145,515		Xerox Corp	1,929,529
124,263	*	Yahoo!, Inc	4,449,858
		TOTAL SOFTWARE & SERVICES	234,941,125

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
20,788		Amphenol Corp (Class A)	1,999,182
801,360	d	Apple, Inc	76,585,975
680,987		Cisco Systems, Inc	17,181,302
174,552		Corning, Inc	3,429,947
272,256		EMC Corp	7,977,101
10,021	*	F5 Networks, Inc	1,128,264
18,994		Flir Systems, Inc	632,120
14,260		Harris Corp	973,530
248,701		Hewlett-Packard Co	8,856,243
24,462		Jabil Circuit, Inc	488,262
62,723	*	Juniper Networks, Inc	1,476,499
29,926		Motorola, Inc	1,905,688
43,852		NetApp, Inc	1,703,212
224,352		Qualcomm, Inc	16,534,743
209

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

30,202		SanDisk Corp	$2,769,825
43,625		Seagate Technology, Inc	2,556,425
54,471		TE Connectivity Ltd	3,371,210
27,933		Western Digital Corp	2,788,551
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	152,358,079

TELECOMMUNICATION SERVICES - 2.5%
689,775		AT&T, Inc	24,549,092
76,460		CenturyTel, Inc	3,000,290
132,979	e	Frontier Communications Corp	871,013
550,405		Verizon Communications, Inc	27,751,420
81,224	e	Windstream Holdings, Inc	930,827
		TOTAL TELECOMMUNICATION SERVICES	57,102,642

TRANSPORTATION - 2.0%
19,871		CH Robinson Worldwide, Inc	1,340,498
133,985		CSX Corp	4,008,831
112,510		Delta Air Lines, Inc	4,214,625
26,109		Expeditors International of Washington, Inc	1,127,387
37,055		FedEx Corp	5,442,638
14,607		Kansas City Southern Industries, Inc	1,593,039
41,210		Norfolk Southern Corp	4,189,409
7,139		Ryder System, Inc	614,882
91,605		Southwest Airlines Co	2,590,589
120,391		Union Pacific Corp	11,835,639
93,720		United Parcel Service, Inc (Class B)	9,099,275
		TOTAL TRANSPORTATION	46,056,812

UTILITIES - 3.0%
87,749		AES Corp	1,282,013
15,773		AGL Resources, Inc	814,518
32,495		Ameren Corp	1,249,433
65,061		American Electric Power Co, Inc	3,382,521
56,879		Centerpoint Energy, Inc	1,383,297
36,488		CMS Energy Corp	1,055,598
38,756		Consolidated Edison, Inc	2,173,824
77,306		Dominion Resources, Inc	5,228,978
23,444		DTE Energy Co	1,730,636
93,990		Duke Energy Corp	6,779,499
43,112		Edison International	2,362,538
23,773		Entergy Corp	1,731,388
114,442		Exelon Corp	3,556,857
55,576		FirstEnergy Corp	1,734,527
10,651		Integrys Energy Group, Inc	698,279
57,964		NextEra Energy, Inc	5,442,240
41,667		NiSource, Inc	1,570,012
42,358		Northeast Utilities	1,859,516
44,618		NRG Energy, Inc	1,381,373
33,464		Pepco Holdings, Inc	898,508
61,498		PG&E Corp	2,747,116
14,542		Pinnacle West Capital Corp	777,852
84,213		PPL Corp	2,778,187
210

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

66,952		Public Service Enterprise Group, Inc	$2,354,702
18,697		SCANA Corp	951,303
30,414		Sempra Energy	3,032,580
118,431		Southern Co	5,126,878
31,563		TECO Energy, Inc	551,090
29,834		Wisconsin Energy Corp	1,300,166
67,219		Xcel Energy, Inc	2,070,346
		TOTAL UTILITIES	68,005,775

		TOTAL COMMON STOCKS	2,283,035,036
		(Cost $1,625,397,173)

SHORT-TERM INVESTMENTS - 0.8%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
18,762,717	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	18,762,717
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	18,762,717

		TOTAL SHORT-TERM INVESTMENTS	18,762,717
		(Cost $18,762,717)

		TOTAL INVESTMENTS - 100.6%	2,301,797,753
		(Cost $1,644,159,890)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(13,095,957)
		NET ASSETS - 100.0%	$2,288,701,796

Abbreviation(s):
REIT Real Estate Investment Trust
SPDR Standard & Poor’s Depository Receipts

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $18,057,487.
211

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
65,534	*	American Axle & Manufacturing Holdings, Inc	$1,205,170
58,503		Cooper Tire & Rubber Co	1,690,152
12,253	*,e	Cooper-Standard Holding, Inc	759,686
146,866		Dana Holding Corp	3,286,861
25,698	e	Dorman Products, Inc	1,114,779
22,488		Drew Industries, Inc	1,011,960
25,412	*	Federal Mogul Corp (Class A)	405,067
10,673	*	Fox Factory Holding Corp	158,814
13,759	*	Fuel Systems Solutions, Inc	144,470
33,799	*	Gentherm, Inc	1,414,488
46,498	*	Modine Manufacturing Co	640,277
14,361	*	Motorcar Parts of America, Inc	319,676
13,622		Remy International, Inc	302,136
7,143		Shiloh Industries, Inc	121,431
32,064		Spartan Motors, Inc	137,875
18,844		Standard Motor Products, Inc	679,326
26,814	*	Stoneridge, Inc	294,150
2,943		Strattec Security Corp	184,909
22,475		Superior Industries International, Inc	420,507
57,217	*	Tenneco, Inc	3,644,723
19,596	*	Tower International, Inc	617,274
27,008	*	Winnebago Industries, Inc	634,688
		TOTAL AUTOMOBILES & COMPONENTS	19,188,419

BANKS - 9.2%
14,432		1st Source Corp	409,724
28,054		1st United Bancorp, Inc	234,251
6,949		American National Bankshares, Inc	149,473
23,988		Ameris Bancorp	523,898
8,247	e	Ames National Corp	184,650
31,160		Apollo Residential Mortgage	507,908
8,652	e	Arrow Financial Corp	219,761
82,325		Astoria Financial Corp	1,060,346
28,260	e	Banc of California, Inc	335,446
6,760		Bancfirst Corp	411,684
26,997	e	Banco Latinoamericano de Exportaciones S.A. (Class E)	801,541
91,351		Bancorpsouth, Inc	1,906,495
47,368		Bank Mutual Corp	285,629
5,980		Bank of Kentucky Financial Corp	206,609
5,477		Bank of Marin Bancorp	245,479
75,622		Bank of the Ozarks, Inc	2,326,889
18,547		BankFinancial Corp	189,550
17,677		Banner Corp	711,323
75,647		BBCN Bancorp, Inc	1,136,218
212

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,909	*	BBX Capital Corp	$142,995
28,591	*	Beneficial Mutual Bancorp, Inc	373,970
23,361		Berkshire Hills Bancorp, Inc	564,635
19,705	e	BNC Bancorp	326,709
13,375	*	BofI Holding, Inc	997,641
76,097		Boston Private Financial Holdings, Inc	949,691
11,054		Bridge Bancorp, Inc	264,191
9,355	*	Bridge Capital Holdings	199,542
68,925		Brookline Bancorp, Inc	622,393
13,378		Bryn Mawr Bank Corp	394,651
7,529		Camden National Corp	266,752
23,528	*	Capital Bank Financial Corp	535,968
10,709		Capital City Bank Group, Inc	143,822
133,702		Capitol Federal Financial	1,564,313
30,398		Cardinal Financial Corp	536,829
25,451	*	Cascade Bancorp	137,944
75,732		Cathay General Bancorp	1,937,982
33,816		Centerstate Banks of Florida, Inc	352,363
14,794		Central Pacific Financial Corp	264,813
3,258		Century Bancorp, Inc	114,095
22,425		Charter Financial Corp	245,554
28,427		Chemical Financial Corp	784,585
11,842		Citizens & Northern Corp	224,880
14,984	e	City Holding Co	624,084
25,149		Clifton Bancorp, Inc	310,842
13,729		CNB Financial Corp	226,940
35,823		CoBiz, Inc	405,516
50,063		Columbia Banking System, Inc	1,276,106
38,687		Community Bank System, Inc	1,362,943
13,786		Community Trust Bancorp, Inc	482,372
10,837	*,e	CommunityOne Bancorp	99,809
22,155		ConnectOne Bancorp, Inc	420,945
9,568	*,e	CU Bancorp	177,582
23,838	*	Customers Bancorp, Inc	451,968
100,437		CVB Financial Corp	1,535,682
32,353		Dime Community Bancshares	489,177
21,637	*	Eagle Bancorp, Inc	720,728
7,076		Enterprise Bancorp, Inc	138,760
19,421		Enterprise Financial Services Corp	338,896
9,396		ESB Financial Corp	116,792
39,604	*	Essent Group Ltd	721,189
84,515		EverBank Financial Corp	1,605,785
9,895		Federal Agricultural Mortgage Corp (Class C)	288,439
16,594		Fidelity Southern Corp	229,827
13,204		Financial Institutions, Inc	293,129
18,733		First Bancorp (NC)	301,227
99,028	*	First Bancorp (Puerto Rico)	509,004
8,470		First Bancorp, Inc	138,993
69,328		First Busey Corp	384,770
3,739		First Business Financial Services, Inc	163,095
7,151		First Citizens Bancshares, Inc (Class A)	1,590,025
89,428		First Commonwealth Financial Corp	765,504
213

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,815		First Community Bancshares, Inc	$232,639
16,091		First Connecticut Bancorp	239,434
9,649		First Defiance Financial Corp	260,620
54,883		First Financial Bancorp	896,788
60,368	e	First Financial Bankshares, Inc	1,773,612
11,117		First Financial Corp	340,847
15,614		First Financial Northwest, Inc	164,259
17,219		First Interstate Bancsystem, Inc	449,416
34,674		First Merchants Corp	691,053
71,621		First Midwest Bancorp, Inc	1,160,260
13,876	*	First NBC Bank Holding Co	441,118
8,008		First of Long Island Corp	281,721
154,407		FirstMerit Corp	2,717,563
18,797	*	Flagstar Bancorp, Inc	343,985
29,926		Flushing Financial Corp	556,025
156,529		FNB Corp	1,925,307
11,568		Fox Chase Bancorp, Inc	194,574
10,062		Franklin Financial Corp	200,133
12,538		German American Bancorp, Inc	324,107
71,062		Glacier Bancorp, Inc	1,881,722
9,949		Great Southern Bancorp, Inc	310,210
14,000		Guaranty Bancorp	182,000
29,360	*,e	Hampton Roads Bankshares, Inc	48,444
78,253		Hancock Holding Co	2,538,527
30,248		Hanmi Financial Corp	638,838
15,510		Heartland Financial USA, Inc	369,603
18,150		Heritage Commerce Corp	145,200
28,675		Heritage Financial Corp	456,219
21,368	*	Heritage Oaks Bancorp	152,568
51,065		Home Bancshares, Inc	1,535,014
67,545		Home Loan Servicing Solutions Ltd	1,445,463
13,054		HomeStreet, Inc	227,662
20,707	*	HomeTrust Bancshares, Inc	314,953
8,719		Horizon Bancorp	185,889
14,933		Hudson Valley Holding Corp	259,685
29,686		IBERIABANK Corp	1,947,698
22,731		Independent Bank Corp (MA)	829,909
21,819		Independent Bank Corp (MI)	288,884
8,666		Independent Bank Group, Inc	416,055
51,814		International Bancshares Corp	1,313,485
337,895		Investors Bancorp, Inc	3,497,213
12,681	*	Kearny Financial Corp	191,103
14,591	*	Ladder Capital Corp	256,802
35,992		Lakeland Bancorp, Inc	361,360
15,868		Lakeland Financial Corp	577,437
24,759	e	Macatawa Bank Corp	116,367
19,388		MainSource Financial Group, Inc	316,606
52,469		MB Financial, Inc	1,413,515
12,682		Mercantile Bank Corp	242,480
4,949		Merchants Bancshares, Inc	143,818
18,081	*	Meridian Bancorp, Inc	196,364
6,154		Meta Financial Group, Inc	226,467
214

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

321,941	*	MGIC Investment Corp	$2,379,144
7,893		Midsouth Bancorp, Inc	153,914
6,649		MidWestOne Financial Group, Inc	156,252
3,697	e	NASB Financial, Inc	83,183
39,105		National Bank Holdings Corp	774,670
6,633	e	National Bankshares, Inc	193,219
112,604		National Penn Bancshares, Inc	1,159,821
41,564		NBT Bancorp, Inc	971,351
32,037	*	NewBridge Bancorp	239,957
48,071	*,e	NMI Holdings, Inc	480,229
51,111		Northfield Bancorp, Inc	652,176
6,493		Northrim BanCorp, Inc	159,079
89,007		Northwest Bancshares, Inc	1,103,687
13,582		OceanFirst Financial Corp	216,090
42,843		OFG Bancorp	683,774
7,938		Old Line Bancshares, Inc	111,211
100,502		Old National Bancorp	1,344,717
11,012		OmniAmerican Bancorp, Inc	272,107
4,359	*	Opus Bank	129,462
44,556		Oritani Financial Corp	659,429
17,062		Pacific Continental Corp	229,313
15,674	*	Pacific Premier Bancorp, Inc	224,138
3,918	*,e	Palmetto Bancshares, Inc	51,718
12,180	e	Park National Corp	917,641
41,895		Park Sterling Bank	287,400
11,453		Peapack Gladstone Financial Corp	211,881
4,592		Penns Woods Bancorp, Inc	197,043
13,626	*	Pennsylvania Commerce Bancorp, Inc	312,717
12,718	*	PennyMac Financial Services, Inc	192,423
10,656		Peoples Bancorp, Inc	248,604
7,171	e	Peoples Financial Services Corp	335,459
33,828		Pinnacle Financial Partners, Inc	1,251,636
11,131	*	Preferred Bank	246,997
67,927		PrivateBancorp, Inc	1,956,298
65,386		Prosperity Bancshares, Inc	3,800,888
57,548		Provident Financial Services, Inc	961,627
181,517		Radian Group, Inc	2,298,005
29,921		Renasant Corp	849,756
9,959		Republic Bancorp, Inc (Class A)	231,646
29,313	*,e	Republic First Bancorp, Inc	128,977
28,504		S&T Bancorp, Inc	693,502
24,229		Sandy Spring Bancorp, Inc	567,201
18,502	*	Seacoast Banking Corp of Florida	191,496
1,209		ServisFirst Bancshares, Inc	34,082
10,766		Sierra Bancorp	170,103
15,506		Simmons First National Corp (Class A)	614,503
22,932		South State Corp	1,332,579
17,953	e	Southside Bancshares, Inc	526,202
18,853		Southwest Bancorp, Inc	290,713
5,332	*	Square Financial, Inc	101,628
30,509		State Bank & Trust Co	503,704
79,567		Sterling Bancorp/DE	946,847
215

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,947		Stock Yards Bancorp, Inc	$408,229
9,433	e	Stonegate Bank	224,694
13,635	*,e	Stonegate Mortgage Corp	175,482
11,040	*	Suffolk Bancorp	223,560
40,536	*	Sun Bancorp, Inc	152,415
177,062		Susquehanna Bancshares, Inc	1,802,491
17,026	*	Talmer Bancorp Inc	227,978
16,776	*	Taylor Capital Group, Inc	357,664
7,390		Territorial Bancorp, Inc	148,539
40,969	*	Texas Capital Bancshares, Inc	2,132,436
31,486	*	The Bancorp, Inc	299,117
14,127		Tompkins Trustco, Inc	628,369
28,069	e	TowneBank	414,860
6,787		Tree.com, Inc	173,204
15,950	e	Trico Bancshares	356,802
21,029	*	Tristate Capital Holdings, Inc	205,874
90,945		Trustco Bank Corp NY	599,328
63,930		Trustmark Corp	1,472,308
35,652		UMB Financial Corp	2,018,973
158,496		Umpqua Holdings Corp	2,681,752
43,758		Union Bankshares Corp	1,044,941
65,275	e	United Bankshares, Inc	2,094,022
47,032		United Community Banks, Inc	778,380
47,920		United Community Financial Corp	206,056
51,046		United Financial Bancorp, Inc (New)	647,263
16,715		Univest Corp of Pennsylvania	316,248
185,439	e	Valley National Bancorp	1,776,506
38,005		ViewPoint Financial Group	955,446
17,596	*	Walker & Dunlop, Inc	240,185
96,068		Washington Federal, Inc	2,013,585
14,276		Washington Trust Bancorp, Inc	491,094
32,757		Waterstone Financial, Inc	361,310
85,911		Webster Financial Corp	2,463,068
25,028		WesBanco, Inc	747,837
15,179		West Bancorporation, Inc	221,006
24,204	e	Westamerica Bancorporation	1,157,435
71,758	*	Western Alliance Bancorp	1,643,258
66,847		Wilshire Bancorp, Inc	629,699
43,468		Wintrust Financial Corp	2,013,872
8,471		WSFS Financial Corp	606,439
18,945	*	Yadkin Financial Corp	351,619
		TOTAL BANKS	144,477,885

CAPITAL GOODS - 8.6%
40,764		Aaon, Inc	799,790
37,645		AAR Corp	1,012,650
36,473	*	Accuride Corp	182,365
26,527		Aceto Corp	444,593
67,717		Actuant Corp (Class A)	2,185,905
36,704	*	Aegion Corp	840,889
18,090	*	Aerovironment, Inc	569,654
61,485		Aircastle Ltd	1,103,656
216

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,782		Alamo Group, Inc	$322,348
26,779		Albany International Corp (Class A)	959,759
26,030		Altra Holdings, Inc	816,040
18,971	*	Ameresco, Inc	142,662
8,798	e	American Railcar Industries, Inc	601,959
7,626		American Science & Engineering, Inc	478,913
11,716	*	American Woodmark Corp	344,450
27,668		Apogee Enterprises, Inc	897,827
39,744		Applied Industrial Technologies, Inc	1,925,994
2,910	*,e	ARC Group Worldwide, Inc	43,272
11,894		Argan, Inc	403,207
93,085	*	ArvinMeritor, Inc	1,170,078
17,963		Astec Industries, Inc	698,222
14,997	*	Astronics Corp	869,826
24,833		AZZ, Inc	1,083,712
51,558		Barnes Group, Inc	1,765,861
45,868	*	Beacon Roofing Supply, Inc	1,267,792
47,062	*	Blount International, Inc	614,630
44,643		Briggs & Stratton Corp	818,306
43,338	*	Builders FirstSource, Inc	257,428
16,619	*	CAI International, Inc	317,257
311,743	*,e	Capstone Turbine Corp	433,323
29,017	*	Chart Industries, Inc	2,206,743
16,791		CIRCOR International, Inc	1,206,769
47,538		Clarcor, Inc	2,819,479
18,886		Columbus McKinnon Corp	439,099
32,017		Comfort Systems USA, Inc	477,053
25,195	*	Commercial Vehicle Group, Inc	230,786
11,477	*	Continental Building Products Inc	151,382
19,480		Cubic Corp	854,393
45,831		Curtiss-Wright Corp	2,910,727
71,747	*	DigitalGlobe, Inc	1,876,184
21,162		Douglas Dynamics, Inc	353,405
10,402	*	Ducommun, Inc	287,615
12,319	*	DXP Enterprises, Inc	875,019
32,261	*	Dycom Industries, Inc	907,179
13,747		Dynamic Materials Corp	281,539
63,974		EMCOR Group, Inc	2,618,456
20,011		Encore Wire Corp	839,261
39,009	*,e	Energy Recovery, Inc	174,760
44,622		EnerSys	2,830,373
16,710	*	Engility Holdings, Inc	577,498
17,290	*,e	Enphase Energy, Inc	178,087
21,612	*	EnPro Industries, Inc	1,478,693
5,371	*,e	Erickson Air-Crane, Inc	78,578
25,310		ESCO Technologies, Inc	849,150
30,303	*	Esterline Technologies Corp	3,289,391
59,841		Federal Signal Corp	865,301
45,588		Franklin Electric Co, Inc	1,670,800
11,886		Freightcar America, Inc	256,500
207,649	*,e	FuelCell Energy, Inc	514,970
36,582	*	Furmanite Corp	334,725
217

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

56,862	*,e	GenCorp, Inc	$1,009,300
65,280	e	Generac Holdings, Inc	2,833,152
46,241		General Cable Corp	1,027,937
6,178	*	General Finance Corp	55,046
29,355	*	Gibraltar Industries, Inc	431,225
18,481		Global Brass & Copper Holdings, Inc	280,542
16,227		Global Power Equipment Group, Inc	267,259
18,389		Gorman-Rupp Co	532,913
111,767	*,e	GrafTech International Ltd	938,843
10,377		Graham Corp	312,970
36,412		Granite Construction, Inc	1,185,211
56,937		Great Lakes Dredge & Dock Corp	411,085
26,229	e	Greenbrier Cos, Inc	1,690,459
39,023		Griffon Corp	420,278
29,587		H&E Equipment Services, Inc	1,070,458
76,796		Harsco Corp	1,940,635
63,241		Heico Corp	3,108,928
59,261		Hillenbrand, Inc	1,780,793
17,906		Houston Wire & Cable Co	215,051
5,313		Hurco Cos, Inc	170,600
9,765		Hyster-Yale Materials Handling, Inc	782,176
49,217	*	II-VI, Inc	675,257
17,354		Insteel Industries, Inc	318,446
27,730		John Bean Technologies Corp	722,366
10,616		Kadant, Inc	404,894
26,344		Kaman Corp	1,054,023
30,072	*,e	KEYW Holding Corp	393,943
43,981	*	Kratos Defense & Security Solutions, Inc	321,061
18,846	*,e	Layne Christensen Co	204,479
9,425		LB Foster Co (Class A)	439,676
12,074	e	Lindsay Manufacturing Co	977,390
10,265	*,e	LMI Aerospace, Inc	134,369
20,502		LSI Industries, Inc	146,384
16,573	*	Lydall, Inc	418,137
13,621	*	Manitex International, Inc	188,242
27,952	*,e	Masonite International Corp	1,369,928
59,173	*	Mastec, Inc	1,608,914
10,709		Miller Industries, Inc	205,506
41,673	*	Moog, Inc (Class A)	2,751,251
53,926		Mueller Industries, Inc	1,500,761
151,867		Mueller Water Products, Inc (Class A)	1,176,969
20,827	*	MYR Group, Inc	516,718
4,833	e	National Presto Industries, Inc	309,795
26,685	*	NCI Building Systems, Inc	447,241
17,098		NN, Inc	495,842
7,280	*	Norcraft Cos, Inc	102,648
8,762	*	Nortek, Inc	698,945
9,053	*	Northwest Pipe Co	324,550
2,779		Omega Flex, Inc	47,076
57,781	*	Orbital Sciences Corp	1,483,238
23,672	*	Orion Marine Group, Inc	255,894
7,007	*	Patrick Industries, Inc	291,842
218

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

35,660	*	Perini Corp	$971,022
44,991	*	Pgt, Inc	416,617
19,800		Pike Electric Corp	159,588
158,908	*,e	Plug Power, Inc	861,281
20,317	*,e	Ply Gem Holdings, Inc	169,241
42,859	*,e	Polypore International, Inc	1,847,223
9,152		Powell Industries, Inc	534,568
4,245	*,e	Power Solutions International, Inc	259,285
21,005	*,e	PowerSecure International, Inc	206,479
2,540		Preformed Line Products Co	137,643
36,140		Primoris Services Corp	863,023
21,473	*,e	Proto Labs, Inc	1,739,313
36,048		Quanex Building Products Corp	616,060
33,715		Raven Industries, Inc	939,637
22,107		RBC Bearings, Inc	1,226,496
33,114	*,e	Revolution Lighting Technologies, Inc	70,202
71,169	*	Rexnord Corp	1,915,158
33,085	*	Rush Enterprises, Inc (Class A)	1,165,585
2,429		SIFCO Industries, Inc	67,988
39,763		Simpson Manufacturing Co, Inc	1,209,193
9,657	*	Sparton Corp	266,919
12,146		Standex International Corp	801,029
17,873	*	Sterling Construction Co, Inc	158,534
13,886	*	Stock Building Supply Holdings, Inc	204,957
21,314		Sun Hydraulics Corp	777,535
32,338	e	TAL International Group, Inc	1,429,340
50,374	*	Taser International, Inc	607,510
35,528	*	Teledyne Technologies, Inc	3,240,154
17,525		Tennant Co	1,278,449
20,544	e	Textainer Group Holdings Ltd	751,294
9,435	*,e	The ExOne Company	308,619
29,997	*	Thermon Group Holdings	731,327
41,922	e	Titan International, Inc	625,476
15,960	*,e	Titan Machinery, Inc	233,974
31,938	*	Trex Co, Inc	899,055
43,215	*	Trimas Corp	1,369,051
7,836		Twin Disc, Inc	225,990
19,031		Universal Forest Products, Inc	833,177
15,512	*	Vicor Corp	122,235
63,999	*	Wabash National Corp	871,026
24,747		Watsco, Inc	2,216,589
27,357		Watts Water Technologies, Inc (Class A)	1,599,290
62,314		Woodward Governor Co	3,113,207
10,800	*	Xerium Technologies, Inc	140,400
		TOTAL CAPITAL GOODS	134,437,668

COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
53,127		ABM Industries, Inc	1,307,455
47,606	e	Acacia Research (Acacia Technologies)	812,158
109,042	*	ACCO Brands Corp	721,858
21,541		Administaff, Inc	687,373
34,814	*	Advisory Board Co	1,745,574
219

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,503		American Ecology Corp	$927,966
40,180	*	ARC Document Solutions, Inc	218,981
6,613		Barrett Business Services, Inc	377,470
45,641		Brady Corp (Class A)	1,193,512
45,656		Brink’s Co	1,225,407
41,003	*	Casella Waste Systems, Inc (Class A)	193,534
39,049	*	CBIZ, Inc	318,640
14,084		CDI Corp	195,345
19,543	e	Ceco Environmental Corp	265,394
59,494	*,e	Cenveo, Inc	200,495
86,882	*	Civeo Corp	2,206,803
32,146		Corporate Executive Board Co	1,995,302
14,346	*,e	Corporate Resource Services, Inc	28,405
9,692	*	CRA International, Inc	231,445
47,593		Deluxe Corp	2,618,091
24,851		Ennis, Inc	352,387
11,851		Exponent, Inc	842,369
9,815	*	Franklin Covey Co	185,111
38,848	*	FTI Consulting, Inc	1,435,822
19,023		G & K Services, Inc (Class A)	914,816
14,141	*	GP Strategies Corp	384,777
67,150		Healthcare Services Group	1,755,301
17,322		Heidrick & Struggles International, Inc	323,402
8,700	*	Heritage-Crystal Clean, Inc	147,552
55,273		Herman Miller, Inc	1,616,183
22,897	*	Hill International, Inc	110,135
43,533		HNI Corp	1,538,456
22,390	*	Huron Consulting Group, Inc	1,353,252
19,067	*	ICF International, Inc	659,146
149,056	*	ICO Global Communications Holdings Ltd	219,112
30,828	*	Innerworkings, Inc	251,248
63,245		Interface, Inc	1,002,433
25,983		Kelly Services, Inc (Class A)	414,169
26,077		Kforce, Inc	518,672
32,084		Kimball International, Inc (Class B)	505,965
46,944		Knoll, Inc	789,129
47,314	*	Korn/Ferry International	1,391,978
24,625		McGrath RentCorp	850,794
15,787	*	Mistras Group, Inc	333,421
44,419		Mobile Mini, Inc	1,677,261
28,087		MSA Safety, Inc	1,454,345
11,792		Multi-Color Corp	464,251
46,740	*	Navigant Consulting, Inc	762,797
5,347		NL Industries, Inc	46,519
51,300	*	On Assignment, Inc	1,385,613
7,730	*,e	Paylocity Holding Corp	151,431
27,925	*	Performant Financial Corp	267,801
26,274		Quad	554,907
12,069	*,e	Quest Resource Holding Corp	50,448
37,798		Resources Connection, Inc	570,750
49,825	*	RPX Corp	777,270
14,599	*	SP Plus Corp	286,140
220

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

78,632		Steelcase, Inc (Class A)	$1,187,343
19,445	*	Team, Inc	770,216
60,505		Tetra Tech, Inc	1,469,061
14,440	*	TriNet Group, Inc	337,896
39,327	*	TrueBlue, Inc	1,061,436
14,041		Unifirst Corp	1,364,926
37,468		United Stationers, Inc	1,445,515
19,566		Viad Corp	415,191
3,953		VSE Corp	235,480
33,214	*	WageWorks, Inc	1,386,352
36,636		West Corp	944,110
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	54,433,897

CONSUMER DURABLES & APPAREL - 2.8%
12,479		Arctic Cat, Inc	444,252
25,836	*	Beazer Homes USA, Inc	396,583
21,600	*,e	Black Diamond, Inc	189,648
86,939		Brunswick Corp	3,506,250
72,758		Callaway Golf Co	552,961
8,403	*	Cavco Industries, Inc	599,890
12,725		Columbia Sportswear Co	951,321
83,291	*	CROCS, Inc	1,321,828
8,427		CSS Industries, Inc	208,063
8,520		Culp, Inc	154,382
12,044	*	Dixie Group, Inc	101,049
8,006		Escalade, Inc	127,295
24,448	e	Ethan Allen Interiors, Inc	560,348
3,540		Flexsteel Industries, Inc	107,120
16,878	*	G-III Apparel Group Ltd	1,310,914
26,880	*	Helen of Troy Ltd	1,441,574
111,363	*,e	Hovnanian Enterprises, Inc (Class A)	445,452
43,412	*	Iconix Brand Group, Inc	1,833,289
8,700	*	Installed Building Products Inc	96,396
27,700	*,e	iRobot Corp	896,649
18,424	*,e	Jakks Pacific, Inc	114,966
3,848		Johnson Outdoors, Inc	88,735
79,794	e	KB Home	1,300,642
49,808		La-Z-Boy, Inc	1,047,960
62,579	*,e	Leapfrog Enterprises, Inc	451,820
13,572	*	LGI Homes, Inc	246,875
20,425	*	Libbey, Inc	531,867
9,065		Lifetime Brands, Inc	154,105
23,658	*	M/I Homes, Inc	486,882
7,262	*	Malibu Boats Inc	139,794
7,584		Marine Products Corp	64,388
37,130	e	MDC Holdings, Inc	1,001,396
37,191	*	Meritage Homes Corp	1,424,415
17,360		Movado Group, Inc	710,545
4,790		Nacco Industries, Inc (Class A)	228,435
30,213	*	Nautilus, Inc	300,922
8,913	*	New Home Co Inc	115,958
13,824		Oxford Industries, Inc	823,496
221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,107		Perry Ellis International, Inc	$222,769
43,345		Pool Corp	2,373,572
130,065	*	Quiksilver, Inc	388,894
8,793		RG Barry Corp	166,100
44,632		Ryland Group, Inc	1,432,687
16,098	*	Sequential Brands Group, Inc	193,659
37,004	*	Skechers U.S.A., Inc (Class A)	1,930,499
19,941	*	Skullcandy, Inc	134,801
52,303	*,e	Smith & Wesson Holding Corp	645,942
137,680	*	Standard-Pacific Corp	1,038,107
54,988	*	Steven Madden Ltd	1,751,368
18,460	e	Sturm Ruger & Co, Inc	922,262
138,525	*	TRI Pointe Homes, Inc	1,871,473
48,163	*	Tumi Holdings, Inc	1,015,276
6,741	*,e	Turtle Beach Corp	54,535
7,320	*	UCP, Inc (Class A)	91,280
13,854	*	Unifi, Inc	396,779
15,184	*	Universal Electronics, Inc	723,214
21,624	*,e	Vera Bradley, Inc	428,804
9,870	*	Vince Holding Corp	333,507
7,573	*	WCI Communities, Inc	130,180
6,119		Weyco Group, Inc	158,849
16,702	*	William Lyon Homes, Inc	411,203
94,887		Wolverine World Wide, Inc	2,301,959
		TOTAL CONSUMER DURABLES & APPAREL	43,596,184

CONSUMER SERVICES - 3.8%
9,571	*,e	2U, Inc	134,568
16,482	*	American Public Education, Inc	588,407
13,385	*	Ascent Media Corp (Series A)	829,602
22,571	*	BJ’s Restaurants, Inc	773,508
73,396	*	Bloomin’ Brands, Inc	1,437,828
23,489	e	Bob Evans Farms, Inc	1,115,962
73,777	*	Boyd Gaming Corp	811,547
19,028	*	Bravo Brio Restaurant Group, Inc	283,517
15,511	*	Bridgepoint Education, Inc	186,287
29,205	*	Bright Horizons Family Solutions	1,214,052
17,977	*	Buffalo Wild Wings, Inc	2,612,418
43,508	*,e	Caesars Acquisition Co	500,342
48,755	*,e	Caesars Entertainment Corp	780,080
10,505		Capella Education Co	671,900
64,069	*	Career Education Corp	327,393
15,391		Carriage Services, Inc	248,257
25,001	*	Carrols Restaurant Group, Inc	187,758
17,998		CBRL Group, Inc	1,745,086
47,667		Cheesecake Factory	2,043,961
69,992	*,e	Chegg, Inc	450,049
13,079		Churchill Downs, Inc	1,131,333
15,964	*	Chuy’s Holdings, Inc	457,369
20,480		ClubCorp Holdings, Inc	346,317
4,739	e	Collectors Universe	94,875
22,449	*	Del Frisco’s Restaurant Group, Inc	478,613
222

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

84,278	*	Denny’s Corp	$577,304
33,670	*	Diamond Resorts International, Inc	840,403
15,947		DineEquity, Inc	1,292,504
24,131	*,e	Education Management Corp	31,129
6,190		Einstein Noah Restaurant Group, Inc	93,655
14,356	*,e	Empire Resorts, Inc	69,339
4,431	*,e	Famous Dave’s of America, Inc	110,465
25,474	*	Fiesta Restaurant Group, Inc	1,156,010
44,380	*	Grand Canyon Education, Inc	1,908,340
103,524	*,e	Houghton Mifflin Harcourt Co	1,812,705
6,775	*,e	Ignite Restaurant Group, Inc	87,059
23,214		International Speedway Corp (Class A)	703,848
38,287		Interval Leisure Group, Inc	810,919
12,931	*	Intrawest Resorts Holdings Inc	145,732
19,018	*	Isle of Capri Casinos, Inc	150,432
22,234	*,e	ITT Educational Services, Inc	316,390
37,565		Jack in the Box, Inc	2,148,342
17,185	*	Jamba, Inc	204,845
32,466	*,e	K12, Inc	756,782
61,560	*	Krispy Kreme Doughnuts, Inc	942,484
39,891	*	La Quinta Holdings, Inc	749,552
3,888	*	Liberty Tax, Inc	136,508
38,875	*,e	Life Time Fitness, Inc	1,529,731
75,523	*,e	LifeLock, Inc	1,048,259
18,723		Marcus Corp	330,835
26,950	*	Marriott Vacations Worldwide Corp	1,550,972
25,812		Matthews International Corp (Class A)	1,122,551
9,363	*	Monarch Casino & Resort, Inc	116,850
28,585	*	Morgans Hotel Group Co	212,958
28,450	*	Multimedia Games, Inc	686,214
2,830	*	Nathan’s Famous, Inc	140,679
10,177	*,e	Noodles & Co	285,974
91,765	*	Orient-Express Hotels Ltd	1,137,886
29,510		Papa John’s International, Inc	1,230,272
5,603	*	Papa Murphy’s Holdings, Inc	46,169
74,701	*	Penn National Gaming, Inc	782,866
55,733	*	Pinnacle Entertainment, Inc	1,214,979
22,607	*	Popeyes Louisiana Kitchen, Inc	911,062
14,212	*,e	Potbelly Corp	164,717
13,597	*	Red Robin Gourmet Burgers, Inc	875,103
41,491		Regis Corp	577,970
58,476	*	Ruby Tuesday, Inc	351,441
34,557		Ruth’s Chris Steak House, Inc	392,222
48,176	*	Scientific Games Corp (Class A)	411,423
51,675	*	Sonic Corp	1,067,089
57,941		Sotheby’s (Class A)	2,297,361
11,757		Speedway Motorsports, Inc	205,042
1,371	*	Steak N Shake Co	582,689
13,989	*	Steiner Leisure Ltd	558,301
10,322	*	Strayer Education, Inc	534,886
66,279		Texas Roadhouse, Inc (Class A)	1,649,022
20,600		Universal Technical Institute, Inc	246,582
223

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,253		Vail Resorts, Inc	$2,586,102
25,966	e	Weight Watchers International, Inc	563,203
5,525	*,e	Zoe’s Kitchen, Inc	160,280
		TOTAL CONSUMER SERVICES	60,067,466

DIVERSIFIED FINANCIALS - 2.8%
165,746		BGC Partners, Inc (Class A)	1,297,791
16,189		Calamos Asset Management, Inc (Class A)	192,002
26,733		Cash America International, Inc	1,186,678
18,737	e	Cohen & Steers, Inc	777,773
18,604	*	Consumer Portfolio Services, Inc	135,065
23,697		CorEnergy Infrastructure Trust, Inc	188,865
109,766	*	Cowen Group, Inc	439,064
6,350	*	Credit Acceptance Corp	722,154
5,349		Deerfield Capital Corp	45,681
2,795		Diamond Hill Investment Group, Inc	357,145
24,602	*,e	Encore Capital Group, Inc	1,045,093
31,313		Evercore Partners, Inc (Class A)	1,708,437
49,797	*	Ezcorp, Inc (Class A)	487,513
8,882	*	FBR Capital Markets Corp	248,341
48,921	e	Financial Engines, Inc	1,905,473
27,774	*	First Cash Financial Services, Inc	1,566,731
16,371	e	Friedman Billings Ramsey Group, Inc (Class A)	426,956
43,298	e	FXCM, Inc	589,719
21,980	e	Gain Capital Holdings, Inc	139,793
6,098		GAMCO Investors, Inc (Class A)	467,290
76,197		GFI Group, Inc	345,172
29,597	*	Green Dot Corp	532,450
27,267	e	Greenhill & Co, Inc	1,248,011
31,415		HFF, Inc (Class A)	1,066,853
14,012	*	International Assets Holding Corp	274,635
39,126	*	Internet Capital Group, Inc	662,012
34,903	*	Investment Technology Group, Inc	638,376
36,581	e	iShares Russell 2000 Index Fund	4,063,783
142,895	e	Janus Capital Group, Inc	1,627,574
12,000	*,e	JGWPT Holdings, Inc	133,320
51,193	*	KCG Holdings, Inc	584,624
88,872	*	Ladenburg Thalmann Financial Services, Inc	278,169
12,965		Manning & Napier, Inc	222,350
7,606	*	Marcus & Millichap, Inc	186,880
35,626		MarketAxess Holdings, Inc	2,003,250
8,576		Marlin Business Services Corp	157,798
7,011	*,e	Moelis & Co	238,795
19,657		Nelnet, Inc (Class A)	810,458
23,318	*	NewStar Financial, Inc	264,193
10,213		Nicholas Financial, Inc	132,973
10,059		Oppenheimer Holdings, Inc	229,546
54,596	*	PHH Corp	1,274,817
22,542	*	Pico Holdings, Inc	499,305
15,735	*	Piper Jaffray Cos	811,926
47,090	*	Portfolio Recovery Associates, Inc	2,776,426
12,342		Pzena Investment Management, Inc (Class A)	128,480
224

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,915	e	RCS Capital Corp (Class A)	$183,827
9,689	*	Regional Management Corp	157,543
12,812		Resource America, Inc (Class A)	120,689
19,645	*	Safeguard Scientifics, Inc	389,953
5,170		Silvercrest Asset Management Group, Inc	83,340
23,475	*,e	Springleaf Holdings, Inc	614,576
62,686	*	Stifel Financial Corp	2,870,392
27,654	*	SWS Group, Inc	198,003
7,383	*,e	Tiptree Financial, Inc	52,493
6,727		Virtus Investment Partners, Inc	1,379,371
35,796	*,e	Walter Investment Management Corp	987,254
7,310		Westwood Holdings Group, Inc	393,351
102,258	*,e	WisdomTree Investments, Inc	1,049,167
7,973	*,e	World Acceptance Corp	646,451
		TOTAL DIVERSIFIED FINANCIALS	44,246,150

ENERGY - 6.1%
78,179	*	Abraxas Petroleum Corp	398,713
2,024		Adams Resources & Energy, Inc	132,248
24,904		Alon USA Energy, Inc	320,016
209,435	*,e	Alpha Natural Resources, Inc	709,985
26,371	*,e	American Eagle Energy Corp	169,566
25,464	*,e	Amyris Biotechnologies, Inc	95,745
7,548	*,e	APCO Argentina, Inc	104,238
37,462	*,e	Approach Resources, Inc	788,201
203,737	e	Arch Coal, Inc	605,099
17,109	e	Ardmore Shipping Corp	224,641
30,237	*	Basic Energy Services, Inc	725,386
48,007	*,e	Bill Barrett Corp	1,152,648
30,555	*	Bonanza Creek Energy, Inc	1,712,913
117,047	*,e	BPZ Energy, Inc	306,663
33,941		Bristow Group, Inc	2,422,369
44,020	*	C&J Energy Services, Inc	1,318,839
38,418	*	Callon Petroleum Co	379,570
18,451	e	CARBO Ceramics, Inc	2,297,888
43,269	*	Carrizo Oil & Gas, Inc	2,657,149
31,926	*,e	CHC Group Ltd	229,867
5,289	*	Clayton Williams Energy, Inc	562,803
63,680	*,e	Clean Energy Fuels Corp	634,253
56,490	*	Cloud Peak Energy, Inc	874,465
45,479		Comstock Resources, Inc	1,076,033
15,728		Contango Oil & Gas Co	632,737
7,952		Dawson Geophysical Co	199,595
56,107		Delek US Holdings, Inc	1,639,447
65,906		DHT Holdings, Inc	436,298
39,526	*	Diamondback Energy, Inc	3,250,223
6,987	*	Dorian LPG Ltd	140,229
54,635	*,e	Emerald Oil, Inc	401,021
89,824	e	Energy XXI Bermuda Ltd	1,792,887
19,367	*	Era Group, Inc	519,036
19,447		Evolution Petroleum Corp	206,333
147,387	e	EXCO Resources, Inc	679,454
225

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,704		Exterran Holdings, Inc	$2,353,494
113,009	*	Forest Oil Corp	230,538
54,938	*	Forum Energy Technologies, Inc	1,828,886
63,199	*,e	Frontline Ltd	152,310
52,509	*,e	FX Energy, Inc	162,253
40,063		GasLog Ltd	1,021,607
53,671	*	Gastar Exploration, Inc	355,302
12,479	*,e	Geospace Technologies Corp	502,155
10,925	*,e	Glori Energy, Inc	88,493
33,116	*,e	Goodrich Petroleum Corp	637,814
35,571		Green Plains Renewable Energy, Inc	1,333,557
14,310		Gulf Island Fabrication, Inc	279,045
25,631		Gulfmark Offshore, Inc	980,898
247,975	*,e	Halcon Resources Corp	1,475,451
7,730		Hallador Petroleum Co	108,375
37,109	*,e	Harvest Natural Resources, Inc	160,311
100,358	*	Helix Energy Solutions Group, Inc	2,552,104
156,050	*,e	Hercules Offshore, Inc	550,857
33,810	*,e	Hornbeck Offshore Services, Inc	1,477,497
122,776	*	ION Geophysical Corp	460,410
753	*,e	Isramco, Inc	94,471
11,120	*	Jones Energy, Inc (Class A)	209,278
124,973	*	Key Energy Services, Inc	767,334
254,408	*	Kodiak Oil & Gas Corp	3,953,500
189,141	*,e	Magnum Hunter Resources Corp	1,216,177
69,737	*	Matador Resources Co	1,885,688
25,525	*	Matrix Service Co	685,346
224,628	*,e	McDermott International, Inc	1,639,784
32,894	*,e	Midstates Petroleum Co, Inc	209,864
30,208	*,e	Miller Petroleum, Inc	147,717
12,734	*	Mitcham Industries, Inc	165,160
11,827	*	Natural Gas Services Group, Inc	369,002
66,084		Navios Maritime Acq Corp	211,469
79,920	*	Newpark Resources, Inc	977,422
745		Nordic American Offshore Ltd	13,634
85,976	e	Nordic American Tanker Shipping	740,253
64,470	e	North Atlantic Drilling Ltd	628,583
58,033	*,e	Northern Oil And Gas, Inc	933,751
14,117	*,e	Nuverra Environmental Solutions, Inc	262,859
19,239	*	Pacific Ethanol, Inc	343,224
6,899		Panhandle Oil and Gas, Inc (Class A)	444,434
118,270	*	Parker Drilling Co	730,909
47,585	*	Parsley Energy, Inc	1,073,993
34,038	*	PDC Energy, Inc	1,846,902
61,262	*	Penn Virginia Corp	797,631
55,140	*	Petroquest Energy, Inc	353,447
11,994	*	PHI, Inc	473,163
60,324	*	Pioneer Energy Services Corp	887,366
12,591	*,e	Profire Energy, Inc	42,180
123,122	*,e	Quicksilver Resources, Inc	231,469
32,785	*	Renewable Energy Group, Inc	367,192
74,143	*,e	Resolute Energy Corp	566,453
226

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,736	*	Rex Energy Corp	$630,699
5,980	*	Rex Stores Corp	504,413
11,727	*	RigNet, Inc	652,256
17,737	*,e	Ring Energy, Inc	306,850
57,745	*	Rosetta Resources, Inc	2,949,037
19,938	*	RSP Permian, Inc	589,168
48,058	*,e	Sanchez Energy Corp	1,524,400
162,506		Scorpio Tankers, Inc	1,525,931
19,744		SEACOR Holdings, Inc	1,499,754
40,062		SemGroup Corp	3,087,979
54,982	e	Ship Finance International Ltd	1,000,672
72,202	*,e	Solazyme, Inc	698,915
53,179	*	Stone Energy Corp	2,023,461
41,709	*,e	Swift Energy Co	460,884
63,268	*	Synergy Resources Corp	665,579
61,582	e	Teekay Tankers Ltd (Class A)	245,096
31,642		Tesco Corp	617,652
73,208	*	Tetra Technologies, Inc	806,020
20,560	*	TransAtlantic Petroleum Ltd	214,646
71,879	*,e	Triangle Petroleum Corp	776,293
47,395	*	Vaalco Energy, Inc	327,026
195,521	*,e	Vantage Drilling Co	365,624
11,160	*,e	Vertex Energy, Inc	91,735
34,508		W&T Offshore, Inc	462,752
70,064	*	Warren Resources, Inc	412,677
49,128		Western Refining, Inc	2,012,283
12,680	*	Westmoreland Coal Co	546,381
39,176	*	Willbros Group, Inc	454,050
		TOTAL ENERGY	95,229,803

FOOD & STAPLES RETAILING - 1.0%
26,816		Andersons, Inc	1,448,600
36,068		Casey’s General Stores, Inc	2,386,620
17,635	*,e	Chefs’ Warehouse Holdings, Inc	309,847
17,507	*,e	Fairway Group Holdings Corp	102,941
40,688	*,e	Fresh Market, Inc	1,217,792
12,046		Ingles Markets, Inc (Class A)	295,368
30,084	e	Liberator Medical Holdings, Inc	93,561
8,850	*,e	Natural Grocers by Vitamin C	200,718
22,352	*	Pantry, Inc	400,324
17,863		Pricesmart, Inc	1,470,125
34,105	e	Roundy’s, Inc	164,727
35,875		Spartan Stores, Inc	751,940
192,899	*	Supervalu, Inc	1,768,884
17,563	*	Susser Holdings Corp	1,408,026
47,201	*	United Natural Foods, Inc	2,766,923
6,310		Village Super Market (Class A)	148,411
9,976		Weis Markets, Inc	425,576
		TOTAL FOOD & STAPLES RETAILING	15,360,383

FOOD, BEVERAGE & TOBACCO - 1.9%
37,396	*,e	22nd Century Group, Inc	89,376
227

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

2,538		Alico, Inc	$93,678
86,738	*	Alliance One International, Inc	196,895
16,171	*,e	Annie’s, Inc	471,870
50,509		B&G Foods, Inc (Class A)	1,417,788
7,757	*,e	Boston Beer Co, Inc (Class A)	1,709,643
57,944	*	Boulder Brands, Inc	657,664
11,815		Calavo Growers, Inc	407,499
14,493		Cal-Maine Foods, Inc	1,031,902
45,502	*	Chiquita Brands International, Inc	436,364
4,419		Coca-Cola Bottling Co Consolidated	308,535
10,510	*	Craft Brewers Alliance, Inc	117,922
156,136	*	Darling International, Inc	2,922,866
88,866	e	Dean Foods Co	1,361,427
21,041	*,e	Diamond Foods, Inc	565,161
6,962	*	Farmer Bros Co	142,512
34,380		Fresh Del Monte Produce, Inc	1,029,337
14,550	*	Inventure Foods, Inc	175,327
13,755		J&J Snack Foods Corp	1,239,188
8,366		John B. Sanfilippo & Son, Inc	221,281
17,589		Lancaster Colony Corp	1,536,399
45,285		Lance, Inc	1,123,521
3,949	e	Lifeway Foods, Inc	49,323
10,684	e	Limoneira Co	235,582
10,036		National Beverage Corp	172,017
20,184	*	Omega Protein Corp	282,980
41,814	*	Post Holdings, Inc	1,878,285
21,950		Sanderson Farms, Inc	1,999,425
270		Seaboard Corp	770,040
8,066	*	Seneca Foods Corp	230,849
14,055	*,e	Synutra International, Inc	85,595
17,878	e	Tootsie Roll Industries, Inc	470,728
39,693	*	TreeHouse Foods, Inc	2,917,436
21,385	e	Universal Corp	1,110,523
62,686	e	Vector Group Ltd	1,286,944
		TOTAL FOOD, BEVERAGE & TOBACCO	28,745,882

HEALTH CARE EQUIPMENT & SERVICES - 6.3%
21,343	e	Abaxis, Inc	1,011,872
38,007	*,e	Abiomed, Inc	972,979
40,353	*	Acadia Healthcare Co, Inc	1,923,224
73,036	*,e	Accuray, Inc	574,793
6,009	*	Addus HomeCare Corp	133,039
37,248	e	Air Methods Corp	1,871,712
5,173	*	Alliance HealthCare Services, Inc	147,689
8,421		Almost Family, Inc	197,388
26,451	*,e	Amedisys, Inc	533,781
44,232	*	AMN Healthcare Services, Inc	579,439
39,954	*	Amsurg Corp	1,908,203
11,807		Analogic Corp	849,041
23,661	*	Angiodynamics, Inc	345,451
13,660	*	Anika Therapeutics, Inc	574,540
111,067	*,e	Antares Pharma, Inc	226,577
228

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,002	*	AtriCure, Inc	$428,253
1,471		Atrion Corp	413,351
23,653	*,e	Bio-Reference Labs, Inc	742,468
64,788	*,e	BioScrip, Inc	485,262
25,179	*	BioTelemetry, Inc	181,289
32,502		Cantel Medical Corp	1,089,792
27,761	*	Capital Senior Living Corp	684,031
26,485	*	Cardiovascular Systems, Inc	715,095
12,265	*,e	Castlight Health, Inc	164,474
70,417	*,e	Cerus Corp	247,868
16,677	e	Chemed Corp	1,698,552
13,252	*	Chindex International, Inc	310,229
10,617		Computer Programs & Systems, Inc	698,811
25,901		Conmed Corp	1,010,139
9,869	*	Corvel Corp	397,523
28,150	*	Cross Country Healthcare, Inc	202,398
27,189		CryoLife, Inc	267,812
25,513	*	Cyberonics, Inc	1,517,258
21,212	*	Cynosure, Inc (Class A)	482,361
21,568	*,e	Derma Sciences, Inc	208,778
71,134	*	DexCom, Inc	2,680,329
60,868	*	Endologix, Inc	861,282
19,017		Ensign Group, Inc	626,230
9,159	*	Exactech, Inc	208,276
32,875	*	ExamWorks Group, Inc	1,160,159
40,307	*	Five Star Quality Care, Inc	184,203
39,471	*,e	GenMark Diagnostics, Inc	422,340
30,075	*	Gentiva Health Services, Inc	544,358
62,561	*	Globus Medical, Inc	1,395,110
23,535	*	Greatbatch, Inc	1,165,218
49,524	*	Haemonetics Corp	1,761,569
33,769	*	Hanger Orthopedic Group, Inc	1,068,789
82,461		Healthsouth Corp	3,160,730
20,098	*	HealthStream, Inc	501,646
30,213	*,e	Healthways, Inc	522,383
16,127	*	HeartWare International, Inc	1,358,055
83,396	*	HMS Holdings Corp	1,535,320
11,941	*	ICU Medical, Inc	695,563
5,150	*	Inogen Inc	103,000
52,643	*	Insulet Corp	1,860,404
23,676	*	Integra LifeSciences Holdings Corp	1,122,716
30,572		Invacare Corp	457,663
16,396	*	IPC The Hospitalist Co, Inc	806,355
8,290	*,e	K2M Group Holdings, Inc	140,681
60,866		Kindred Healthcare, Inc	1,454,697
9,201		Landauer, Inc	397,023
15,770	*,e	LDR Holding Corp	361,291
11,558	*	LHC Group, Inc	271,382
26,221	*	Magellan Health Services, Inc	1,510,330
45,990		Masimo Corp	1,107,439
58,023	*	MedAssets, Inc	1,232,409
51,458	*	Medidata Solutions, Inc	2,307,377
229

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

68,095	*,e	Merge Healthcare, Inc	$167,514
39,718	e	Meridian Bioscience, Inc	782,842
40,898	*	Merit Medical Systems, Inc	525,130
28,737	*	Molina Healthcare, Inc	1,173,906
12,025	*	MWI Veterinary Supply, Inc	1,698,652
9,448		National Healthcare Corp	519,262
8,654	*	National Research Corp	114,319
30,559	*	Natus Medical, Inc	879,182
34,878	*	Neogen Corp	1,522,773
44,335	*	NuVasive, Inc	1,657,242
58,446	*	NxStage Medical, Inc	780,254
34,445	*	Omnicell, Inc	943,793
53,551	*	OraSure Technologies, Inc	440,725
17,561	*	Orthofix International NV	580,567
60,001	e	Owens & Minor, Inc	1,985,433
12,374	*,e	Oxford Immunotec Global plc	196,747
28,525	*	PharMerica Corp	769,890
13,494	*,e	PhotoMedex, Inc	145,600
10,977	*	Providence Service Corp	434,799
47,363		Quality Systems, Inc	734,600
27,079	*	Quidel Corp	646,376
31,093	*	RadNet, Inc	158,885
38,920	*,e	Rockwell Medical Technologies, Inc	393,092
56,330	*	RTI Biologics, Inc	257,428
70,991		Select Medical Holdings Corp	1,103,200
22,197	*	Skilled Healthcare Group, Inc (Class A)	132,072
39,485	*	Spectranetics Corp	1,012,790
36,151	*	Staar Surgical Co	465,263
56,208		STERIS Corp	2,859,863
11,943	*	Surgical Care Affiliates, Inc	350,885
11,046	*	SurModics, Inc	209,764
36,608	*	Symmetry Medical, Inc	322,516
8,119	*,e	Tandem Diabetes Care, Inc	101,406
66,795	*	Team Health Holdings, Inc	3,777,257
54,017	*	Thoratec Corp	1,755,553
33,583	*	Tornier BV	696,176
27,393	*,e	TransEnterix, Inc	108,750
23,734	*	Triple-S Management Corp (Class B)	410,124
7,040	*,e	TriVascular Technologies, Inc	96,800
98,768	*,e	Unilife Corp	248,895
40,257		Universal American Corp	319,641
10,862		US Physical Therapy, Inc	379,518
3,565		Utah Medical Products, Inc	185,416
16,341	*	Vascular Solutions, Inc	403,132
6,185	*	Veracyte, Inc	88,446
21,417	*	Vocera Communications, Inc	269,212
48,738	*	Volcano Corp	804,664
41,734	*	WellCare Health Plans, Inc	2,603,367
67,207		West Pharmaceutical Services, Inc	2,738,685
47,367	*	Wright Medical Group, Inc	1,459,851
26,916	*,e	Zeltiq Aesthetics, Inc	544,780
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	97,736,836
230

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
41,133	*	Central Garden and Pet Co (Class A)	$383,771
24,628	*	Elizabeth Arden, Inc	508,076
21,799		Female Health Co	85,234
76,432	*	Harbinger Group, Inc	896,547
27,442	*	IGI Laboratories, Inc	144,619
16,636		Inter Parfums, Inc	434,699
12,901	*	Medifast, Inc	370,388
9,628		Nature’s Sunshine Products, Inc	148,656
7,732		Nutraceutical International Corp	178,454
4,674		Oil-Dri Corp of America	136,341
7,169		Orchids Paper Products Co	189,262
11,331	*	Revlon, Inc (Class A)	345,595
6,126	*,e	USANA Health Sciences, Inc	391,145
14,064		WD-40 Co	938,913
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,151,700

INSURANCE - 2.5%
42,821	*	AMBAC Financial Group, Inc	970,324
67,375		American Equity Investment Life Holding Co	1,491,683
17,740		Amerisafe, Inc	649,284
28,584	e	Amtrust Financial Services, Inc	1,218,822
25,020		Argo Group International Holdings Ltd	1,246,246
10,892	*	Atlas Financial Holdings, Inc	155,320
8,176		Baldwin & Lyons, Inc (Class B)	201,947
44,930	*,e	Citizens, Inc (Class A)	302,828
207,167		Conseco, Inc	3,351,962
27,319		Crawford & Co (Class B)	251,335
5,771		Donegal Group, Inc (Class A)	87,027
17,986	*	eHealth, Inc	372,310
4,459		EMC Insurance Group, Inc	131,228
30,037		Employers Holdings, Inc	639,788
8,109	*	Enstar Group Ltd	1,119,042
9,028		FBL Financial Group, Inc (Class A)	386,218
10,759	*	Federated National Holding Co	217,009
10,718		Fidelity & Guaranty Life	231,616
101,626		First American Financial Corp	2,758,130
26,958	*	Greenlight Capital Re Ltd (Class A)	872,361
13,466	*	Hallmark Financial Services	120,790
8,559	e	HCI Group, Inc	341,504
6,586	*	Heritage Insurance Holdings, Inc	93,060
64,418	*	Hilltop Holdings, Inc	1,320,569
38,719		Horace Mann Educators Corp	1,109,299
6,381		Independence Holding Co	79,826
11,228		Infinity Property & Casualty Corp	727,125
3,613		Kansas City Life Insurance Co	157,780
44,200		Kemper Corp	1,529,762
47,511		Maiden Holdings Ltd	545,426
48,884		Meadowbrook Insurance Group, Inc	294,771
37,260		Montpelier Re Holdings Ltd	1,100,288
32,177	e	National General Holdings Corp	560,202
231

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,376		National Interstate Corp	$172,726
2,123		National Western Life Insurance Co (Class A)	511,643
10,014	*	Navigators Group, Inc	608,851
21,885		OneBeacon Insurance Group Ltd (Class A)	323,898
4,798	*	Phoenix Cos, Inc	265,857
25,628		Platinum Underwriters Holdings Ltd	1,501,801
51,550		Primerica, Inc	2,375,424
41,118		RLI Corp	1,757,383
12,538		Safety Insurance Group, Inc	627,025
53,461		Selective Insurance Group, Inc	1,191,646
14,386		State Auto Financial Corp	303,688
20,610		Stewart Information Services Corp	607,377
71,710		Symetra Financial Corp	1,634,988
53,860	*	Third Point Reinsurance Ltd	784,202
7,823	*	United America Indemnity Ltd	195,027
19,634		United Fire & Casualty Co	554,857
15,802		United Insurance Holdings Corp	229,445
29,564		Universal Insurance Holdings, Inc	356,542
		TOTAL INSURANCE	38,637,262

MATERIALS - 5.0%
27,796		A. Schulman, Inc	1,104,613
20,752	*	Advanced Emissions Solutions, Inc	443,885
3,977	*	AEP Industries, Inc	162,063
130,847	*,e	AK Steel Holding Corp	1,190,708
99,312	*,e	Allied Nevada Gold Corp	310,847
27,380	e	American Vanguard Corp	347,452
7,893		Ampco-Pittsburgh Corp	159,202
66,499		Axiall Corp	2,848,152
29,209		Balchem Corp	1,460,450
83,223	*	Berry Plastics Group, Inc	2,021,487
36,843	*	Boise Cascade Co	1,037,130
19,596		Brush Engineered Materials, Inc	633,147
49,438	*	Calgon Carbon Corp	1,048,086
18,100	*,e	Castle (A.M.) & Co	149,868
47,200	*	Century Aluminum Co	887,360
6,705		Chase Corp	226,294
92,020	*	Chemtura	2,140,385
19,423	*	Clearwater Paper Corp	1,312,995
97,984	*	Coeur d’Alene Mines Corp	764,275
112,025		Commercial Metals Co	1,931,311
11,268		Deltic Timber Corp	688,475
69,275	*	Ferro Corp	868,708
51,159	*	Flotek Industries, Inc	1,475,937
20,681		FutureFuel Corp	325,933
40,946		Glatfelter	974,515
60,740		Globe Specialty Metals, Inc	1,155,882
35,930	*,e	Gold Resource Corp	189,710
305,025	*	Graphic Packaging Holding Co	3,660,300
47,663		H.B. Fuller Co	2,128,153
8,881		Hawkins, Inc	304,174
11,800		Haynes International, Inc	587,640
232

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

71,272	*	Headwaters, Inc	$761,898
326,236	e	Hecla Mining Co	1,030,906
48,199	*	Horsehead Holding Corp	902,767
20,869		Innophos Holdings, Inc	1,261,114
23,188		Innospec, Inc	932,389
54,111	e	Intrepid Potash, Inc	801,384
17,147		Kaiser Aluminum Corp	1,324,091
80,448		Kapstone Paper and Packaging Corp	2,392,523
7,660		KMG Chemicals, Inc	128,458
20,005		Koppers Holdings, Inc	720,780
31,202	*	Kraton Polymers LLC	643,073
17,459		Kronos Worldwide, Inc	260,314
25,406	*	Landec Corp	310,207
134,201	*	Louisiana-Pacific Corp	1,817,082
17,323	*	LSB Industries, Inc	667,109
9,341	*,e	Marrone Bio Innovations, Inc	86,591
32,495		Minerals Technologies, Inc	1,886,985
165,177	*,e	Molycorp, Inc	345,220
26,294		Myers Industries, Inc	485,913
15,835		Neenah Paper, Inc	785,733
38,409		Noranda Aluminium Holding Corp	169,768
75,151		Olin Corp	1,996,762
8,644		Olympic Steel, Inc	189,563
30,945		OM Group, Inc	874,815
45,890	*	Omnova Solutions, Inc	370,332
89,535		PolyOne Corp	3,397,853
12,587		Quaker Chemical Corp	888,768
218,804		Rentech, Inc	474,805
62,020	*	Resolute Forest Products	954,488
30,150	*	RTI International Metals, Inc	749,529
25,005		Schnitzer Steel Industries, Inc (Class A)	667,884
28,172		Schweitzer-Mauduit International, Inc	1,150,263
40,414	*,e	Senomyx, Inc	285,121
47,047		Sensient Technologies Corp	2,469,967
18,463		Stepan Co	888,440
113,965	*	Stillwater Mining Co	2,039,973
66,216	*	SunCoke Energy, Inc	1,511,711
25,808	*	Taminco Corp	539,387
20,093	*	Trecora Resources	241,518
23,822		Tredegar Corp	465,482
56,302		Tronox Ltd	1,494,255
4,397	*	UFP Technologies, Inc	111,024
1,928		United States Lime & Minerals, Inc	111,091
6,753	*	Universal Stainless & Alloy	194,689
13,498	*	US Concrete, Inc	345,414
50,331		US Silica Holdings Inc	2,829,609
63,839	e	Walter Energy, Inc	367,074
40,117		Wausau Paper Corp	403,978
4,012	*	WHX Corp	90,270
48,948	*	Worthington Industries, Inc	1,872,261
21,838		Zep, Inc	340,454
		TOTAL MATERIALS	78,570,222
233

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.4%
18,709		AH Belo Corp (Class A)	$197,380
20,668		AMC Entertainment Holdings, Inc	467,923
22,308	*	Carmike Cinemas, Inc	701,363
68,366	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	179,119
32,930	*	Crown Media Holdings, Inc (Class A)	111,303
128,845	*	Cumulus Media, Inc (Class A)	667,417
850	*,e	Daily Journal Corp	143,352
14,460	*,e	Dex Media, Inc	184,943
23,521	*	Entercom Communications Corp (Class A)	222,273
57,011		Entravision Communications Corp (Class A)	318,691
17,108	*	Eros International plc	250,974
30,242	*	EW Scripps Co (Class A)	655,647
16,865	*,e	Global Sources Ltd	124,464
47,084	*	Gray Television, Inc	573,483
46,878		Harte-Hanks, Inc	307,520
7,622	*	Hemisphere Media Group, Inc	88,187
39,600	*	Journal Communications, Inc (Class A)	430,848
50,963	*,e	Lee Enterprises, Inc	193,659
12,126		Loral Space & Communications, Inc	876,710
25,970	*	Martha Stewart Living Omnimedia, Inc (Class A)	117,125
59,684	*,e	McClatchy Co (Class A)	288,274
40,279		MDC Partners, Inc	830,553
51,704	*,e	Media General, Inc (Class A)	1,042,353
34,162		Meredith Corp	1,568,719
57,611		National CineMedia, Inc	925,233
28,526	*	New Media Investment Group, Inc	429,602
131,548		New York Times Co (Class A)	1,643,034
28,885	e	Nexstar Broadcasting Group, Inc (Class A)	1,345,752
22,091	*,e	Radio One, Inc	96,538
12,629	*,e	ReachLocal, Inc	80,826
12,722	*	Reading International, Inc	102,158
8,724	*	Rentrak Corp	433,059
3,448		Saga Communications, Inc	124,128
10,350		Salem Communications	90,148
26,323		Scholastic Corp	932,361
42,055	*,e	SFX Entertainment, Inc	288,077
65,543	e	Sinclair Broadcast Group, Inc (Class A)	2,117,694
20,885	*	Sizmek, Inc	189,845
102,098	*	Time, Inc	2,460,562
25,254	e	World Wrestling Entertainment, Inc (Class A)	315,170
		TOTAL MEDIA	22,116,467

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.0%
74,965	*,e	Acadia Pharmaceuticals, Inc	1,519,541
21,480	*,e	Accelerate Diagnostics, Inc	390,506
15,629	*,e	Acceleron Pharma, Inc	462,931
23,522	*,e	AcelRx Pharmaceuticals, Inc	163,713
6,543	*	Achaogen, Inc	70,730
92,149	*,e	Achillion Pharmaceuticals, Inc	631,221
39,640	*	Acorda Therapeutics, Inc	1,160,263
234

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,817	*,e	Actinium Pharmaceuticals, Inc	$118,735
2,798	*,e	Adamas Pharmaceuticals, Inc	44,516
28,062	*,e	Aegerion Pharmaceuticals, Inc	943,164
10,021	*	Aerie Pharmaceuticals, Inc	177,672
70,207	*,e	Affymetrix, Inc	603,780
59,254	*	Agenus, Inc	195,538
12,883	*,e	Agios Pharmaceuticals, Inc	519,185
7,445	*,e	Akebia Therapeutics, Inc	164,832
59,297	*	Akorn, Inc	2,011,947
22,624	*	Albany Molecular Research, Inc	430,761
7,639	*	Alder Biopharmaceuticals, Inc	129,023
25,049	*,e	Alimera Sciences, Inc	144,783
20,830	*,e	AMAG Pharmaceuticals, Inc	397,645
38,949	*,e	Ampio Pharmaceuticals, Inc	234,862
31,376	*,e	Anacor Pharmaceuticals, Inc	522,410
6,551	*	ANI Pharmaceuticals, Inc	167,837
4,603	*,e	Applied Genetic Technologies Corp	73,648
23,266	*,e	Aratana Therapeutics, Inc	268,257
208,946	*,e	Arena Pharmaceuticals, Inc	967,420
156,005	*,e	Ariad Pharmaceuticals, Inc	898,589
120,544	*,e	Array Biopharma, Inc	482,176
49,314	*,e	Arrowhead Research Corp	623,822
6,209	*	Asterias Biotherapeutics, Inc	13,970
5,690	*	Auspex Pharmaceuticals Inc	103,615
48,076	*,e	Auxilium Pharmaceuticals, Inc	962,482
151,259	*	AVANIR Pharmaceuticals, Inc	788,059
66,449	*,e	BioCryst Pharmaceuticals, Inc	831,941
39,762	*,e	BioDelivery Sciences International, Inc	506,965
69,898	*,e	Bio-Path Holdings, Inc	159,367
3,441	*	Biospecifics Technologies Corp	89,948
49,716	*,e	Biotime, Inc	126,279
18,143	*,e	Bluebird Bio, Inc	605,976
29,833	*	Cambrex Corp	628,581
5,470	*,e	Cara Therapeutics Inc	69,742
84,977	*,e	Celldex Therapeutics, Inc	1,112,349
9,279	*,e	Cellular Dynamics International, Inc	106,616
21,689	*,e	Cempra, Inc	199,539
66,230	*,e	Cepheid, Inc	2,492,897
23,376	*,e	ChemoCentryx, Inc	128,568
25,609	*	Chimerix, Inc	581,836
23,453	*,e	Clovis Oncology, Inc	854,862
51,527	*,e	Corcept Therapeutics, Inc	123,150
126,398	*,e	CTI BioPharma Corp	327,371
33,068	*,e	Cytokinetics, Inc	139,878
63,974	*,e	Cytori Therapeutics, Inc	131,147
53,235	*,e	CytRx Corp	173,546
151,984	*,e	Dendreon Corp	314,607
55,284	*	Depomed, Inc	550,076
3,560	*,e	Dicerna Pharmaceuticals Inc	53,471
14,565	*,e	Durata Therapeutics, Inc	187,306
128,737	*	Dyax Corp	1,212,703
251,955	*	Dynavax Technologies Corp	372,893
235

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,420	*,e	Egalet Corp	$41,382
4,620	*,e	Eleven Biotheraputics Inc	50,681
27,802	*	Emergent Biosolutions, Inc	611,644
9,733	*,e	Enanta Pharmaceuticals, Inc	366,058
35,158	*,e	Endocyte, Inc	233,273
32,466	*	Enzo Biochem, Inc	155,837
12,191	*,e	Epizyme, Inc	381,822
4,250	*,e	Esperion Thereapeutics, Inc	60,902
78,672	*,e	Exact Sciences Corp	1,228,070
185,004	*,e	Exelixis, Inc	747,416
16,431	*,e	Five Prime Therapeutics, Inc	197,172
4,590	*	Flexion Therapeutics Inc	56,365
26,501	*,e	Fluidigm Corp	758,724
8,325	*,m	Forest Laboratories, Inc CVR	7,909
13,257	*,e	Foundation Medicine, Inc	298,548
6,861	*,m	Furiex Pharmaceuticals, Inc	67,032
17,081	*,e	Galectin Therapeutics, Inc	104,877
112,260	*,e	Galena Biopharma, Inc	318,818
3,940	*,e	Genocea Biosciences Inc	68,595
16,060	*,e	Genomic Health, Inc	409,209
149,045	*,e	Geron Corp	358,453
31,613	*	Golf Trust Of America, Inc	237,414
97,285	*,e	Halozyme Therapeutics, Inc	947,556
17,482	*,e	Heron Therapeutics, Inc	153,667
61,570	*,e	Horizon Pharma, Inc	523,345
12,921	*	Hyperion Therapeutics, Inc	294,211
111,721	*,e	Idenix Pharmaceuticals, Inc	2,728,227
57,246	*,e	Idera Pharmaceuticals, Inc	144,832
81,825	*,e	Immunogen, Inc	882,074
78,786	*,e	Immunomedics, Inc	255,267
65,657	*	Impax Laboratories, Inc	1,535,717
46,433	*	Infinity Pharmaceuticals, Inc	422,076
56,976	*,e	Inovio Pharmaceuticals, Inc	575,458
37,380	*	Insmed, Inc	638,824
9,478	*,e	Insys Therapeutics, Inc	256,190
92,918	*	InterMune, Inc	4,076,313
16,289	*,e	Intra-Cellular Therapies, Inc	236,028
33,855	*,e	Intrexon Corp	747,857
113,641	*	Ironwood Pharmaceuticals, Inc	1,681,887
110,182	*,e	Isis Pharmaceuticals, Inc	3,414,540
11,769	*,e	Karyopharm Therapeutics, Inc	408,267
86,559	*,e	Keryx Biopharmaceuticals, Inc	1,302,713
9,949	*,e	Kindred Biosciences Inc	151,623
16,149	*,e	KYTHERA Biopharmaceuticals, Inc	542,283
24,465	*	Lannett Co, Inc	822,269
218,954	*,e	Lexicon Pharmaceuticals, Inc	321,862
19,692	*	Ligand Pharmaceuticals, Inc (Class B)	968,256
35,752	*	Luminex Corp	650,686
18,981	*	MacroGenics, Inc	385,314
216,730	*,e	MannKind Corp	1,811,863
60,548	*	Medicines Co	1,415,007
94,489	*,e	Merrimack Pharmaceuticals, Inc	558,430
236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

89,397	*,e	MiMedx Group, Inc	$617,733
6,837	*,e	Mirati Therapeutics, Inc	124,228
45,682	*	Momenta Pharmaceuticals, Inc	486,056
9,579	*,e	NanoString Technologies, Inc	115,427
38,107	*,e	NanoViricides, Inc	154,714
142,842	*,e	Navidea Biopharmceuticals, Inc	189,980
117,158	*	Nektar Therapeutics	1,236,017
22,396	*,e	NeoStem, Inc	138,183
64,960	*,e	Neuralstem, Inc	185,786
68,675	*	Neurocrine Biosciences, Inc	932,607
18,831	*,e	NewLink Genetics Corp	398,841
33,798	*,e	Northwest Biotherapeutics, Inc	223,067
224,642	*,e	Novavax, Inc	972,700
101,065	*	NPS Pharmaceuticals, Inc	2,823,756
19,996	*,e	Ohr Pharmaceutical, Inc	179,964
32,232	*,e	Omeros Corp	438,678
5,149	*,m	Omthera Pharmaceuticals, Inc	3,089
12,016	*,e	OncoMed Pharmaceuticals, Inc	259,425
67,012	*,e	Oncothyreon, Inc	182,943
13,144	*,e	Ophthotech Corp	513,405
182,865	*,e	Opko Health, Inc	1,612,869
110,503	*,e	Orexigen Therapeutics, Inc	551,410
59,206	*,e	Organovo Holdings, Inc	448,189
17,989	*,e	Osiris Therapeutics, Inc	266,237
14,717	*,e	OvaScience, Inc	144,374
54,799	*	Pacific Biosciences of California, Inc	250,431
33,919	*	Pacira Pharmaceuticals, Inc	3,120,548
36,298	*	Pain Therapeutics, Inc	152,815
54,096	*	Parexel International Corp	2,897,382
152,792	e	PDL BioPharma, Inc	1,433,189
165,297	*,e	Peregrine Pharmaceuticals, Inc	249,598
13,338	*	Phibro Animal Health Corp	252,888
35,056	*,e	Portola Pharmaceuticals, Inc	881,308
27,367	*	Pozen, Inc	198,137
49,532	*	Prestige Brands Holdings, Inc	1,525,586
67,891	*,e	Progenics Pharmaceuticals, Inc	324,519
20,804	*	Prothena Corp plc	361,157
21,088	*,e	PTC Therapeutics, Inc	557,145
21,834	*	Puma Biotechnology, Inc	4,841,034
59,496	*,e	Raptor Pharmaceutical Corp	512,261
17,486	*	Receptos, Inc	724,095
14,672	*,e	Regado Biosciences, Inc	43,723
13,121	*,e	Regulus Therapeutics, Inc	83,843
16,102	*	Relypsa, Inc	364,066
30,510	*	Repligen Corp	639,795
21,950	*,e	Repros Therapeutics, Inc	307,739
19,290	*,e	Retrophin, Inc	204,860
6,761	*,e	Revance Therapeutics, Inc	207,427
82,761	*	Rigel Pharmaceuticals, Inc	270,628
20,799	*	Sagent Pharmaceuticals	529,959
64,459	*,e	Sangamo Biosciences, Inc	765,773
38,533	*,e	Sarepta Therapeutics, Inc	822,294
237

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,157	*	Sciclone Pharmaceuticals, Inc	$246,577
111,304	*,e	Sequenom, Inc	417,390
62,594	*,e	Spectrum Pharmaceuticals, Inc	440,662
11,303	*,e	Stemline Therapeutics, Inc	144,791
15,438	*,e	Sucampo Pharmaceuticals, Inc (Class A)	91,084
46,971	*,e	Sunesis Pharmaceuticals, Inc	309,069
27,806	*,e	Supernus Pharmaceuticals, Inc	240,800
20,359	*,e	Synageva BioPharma Corp	1,392,759
88,128	*,e	Synergy Pharmaceuticals, Inc	321,667
53,902	*,e	Synta Pharmaceuticals Corp	212,913
18,294	*	TESARO, Inc	526,135
20,717	*	Tetraphase Pharmaceuticals, Inc	217,529
22,384	*,e	TG Therapeutics, Inc	177,057
95,529	*,e	TherapeuticsMD, Inc	443,255
22,336	*,e	Theravance Biopharma, Inc	626,078
78,307	*,e	Theravance, Inc	1,699,262
40,832	*,e	Threshold Pharmaceuticals, Inc	171,903
6,341	*,e	Ultragenyx Pharmaceutical, Inc	277,102
32,104	*,e	Vanda Pharmaceuticals, Inc	471,929
14,281	*	Verastem, Inc	105,537
6,534	*,e	Versartis, Inc	133,294
4,901	*,e	Vital Therapies, Inc	112,233
86,112	*,e	Vivus, Inc	415,060
14,870	*	Xencor Inc	143,644
55,437	*	Xenoport, Inc	237,825
79,680	*	XOMA Corp	309,158
77,482	*,e	ZIOPHARM Oncology, Inc	242,519
116,627	*,e	Zogenix, Inc	153,948
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	110,085,148

REAL ESTATE - 9.2%
54,137		Acadia Realty Trust	1,528,288
23,934		AG Mortgage Investment Trust	438,950
14,233		Agree Realty Corp	416,742
46,329		Alexander & Baldwin, Inc	1,768,378
1,913		Alexander’s, Inc	694,419
1,327	*,e	Altisource Asset Management Corp	813,478
13,880	*,e	Altisource Portfolio Solutions S.A.	1,504,314
54,329		Altisource Residential Corp	1,259,890
34,077		American Assets Trust,Inc	1,168,500
50,272		American Capital Mortgage, Inc	1,001,921
160,076		American Realty Capital Healthcare Trust, Inc	1,708,011
29,765	*	American Residential Properties, Inc	539,342
20,202		AmREIT, Inc (Class B)	467,474
121,616		Anworth Mortgage Asset Corp	617,809
43,867		Apollo Commercial Real Estate Finance, Inc	726,876
22,906		Ares Commercial Real Estate Corp	279,911
19,120		Armada Hoffler Properties, Inc	179,728
339,685	*	ARMOUR Residential REIT, Inc	1,430,074
23,965		Ashford Hospitality Prime, Inc	399,017
66,419		Ashford Hospitality Trust, Inc	764,483
54,727		Associated Estates Realty Corp	967,026
238

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,998	*	AV Homes, Inc	$124,689
18,661		Aviv REIT, Inc	530,905
61,530		Campus Crest Communities, Inc	492,240
91,696		Capstead Mortgage Corp	1,177,377
19,670	*	CareTrust REIT, Inc	335,570
12,290		CatchMark Timber Trust Inc	147,480
76,286		Cedar Shopping Centers, Inc	480,602
225,342		Chambers Street Properties	1,753,161
25,101		Chatham Lodging Trust	531,388
47,605		Chesapeake Lodging Trust	1,412,916
101,307		Colony Financial, Inc	2,243,950
4,072		Consolidated-Tomoka Land Co	181,693
20,034		Coresite Realty	654,310
188,348		Cousins Properties, Inc	2,331,748
137,223		CubeSmart	2,498,831
31,026		CyrusOne, Inc	770,996
154,021		CYS Investments, Inc	1,367,706
310,699		DCT Industrial Trust, Inc	2,432,773
186,075		DiamondRock Hospitality Co	2,281,280
60,664		DuPont Fabros Technology, Inc	1,662,800
52,075		Dynex Capital, Inc	432,223
28,967		EastGroup Properties, Inc	1,806,382
131,653		Education Realty Trust, Inc	1,390,256
86,005		Empire State Realty Trust, Inc	1,396,721
50,795		Entertainment Properties Trust	2,737,851
58,372		Equity One, Inc	1,355,398
57,658		Excel Trust, Inc	746,671
118,104		FelCor Lodging Trust, Inc	1,236,549
104,785		First Industrial Realty Trust, Inc	1,891,369
56,834		First Potomac Realty Trust	749,640
33,242	*	Forestar Real Estate Group, Inc	621,625
87,284		Franklin Street Properties Corp	1,059,628
68,261		Geo Group, Inc	2,348,861
25,170		Getty Realty Corp	462,373
15,035		Gladstone Commercial Corp	262,361
136,932		Glimcher Realty Trust	1,470,650
64,404		Government Properties Income Trust	1,503,833
109,957		Gramercy Property Trust, Inc	649,846
20,711		Hannon Armstrong Sustainable Infrastructure Capital, Inc	283,948
90,332		Hatteras Financial Corp	1,729,858
91,059		Healthcare Realty Trust, Inc	2,249,157
191,272		Hersha Hospitality Trust	1,264,308
85,161		Highwoods Properties, Inc	3,582,723
51,908		Hudson Pacific Properties	1,328,845
83,379		Inland Real Estate Corp	862,139
117,034		Invesco Mortgage Capital, Inc	1,987,237
102,463		Investors Real Estate Trust	872,985
80,672	*	iStar Financial, Inc	1,160,063
68,285	e	Kennedy-Wilson Holdings, Inc	1,597,869
125,434		Kite Realty Group Trust	765,147
98,992		LaSalle Hotel Properties	3,443,932
195,584		Lexington Corporate Properties Trust	2,139,689
239

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,180		LTC Properties, Inc	$1,271,789
83,456		Mack-Cali Realty Corp	1,760,922
164,023		Medical Properties Trust, Inc	2,207,750
53,208		Monmouth Real Estate Investment Corp (Class A)	546,978
31,436		National Health Investors, Inc	1,879,558
269,517		New Residential Investment Corp	1,611,712
86,216		New York Mortgage Trust, Inc	650,931
165,354	*	New York REIT, Inc	1,726,296
11,663		One Liberty Properties, Inc	241,657
10,254		Owens Realty Mortgage, Inc	164,167
67,355		Parkway Properties, Inc	1,396,269
60,571		Pebblebrook Hotel Trust	2,204,784
65,471		Pennsylvania REIT	1,259,007
70,414		Pennymac Mortgage Investment Trust	1,507,564
32,605		Physicians Realty Trust	459,078
38,117		Potlatch Corp	1,574,232
18,113		PS Business Parks, Inc	1,494,323
11,425		QTS Realty Trust, Inc	311,331
79,319		RAIT Investment Trust	610,756
65,807		Ramco-Gershenson Properties	1,092,396
10,771	e	Re/Max Holdings, Inc	315,590
79,006		Redwood Trust, Inc	1,499,534
123,741		Resource Capital Corp	681,813
85,161		Retail Opportunities Investment Corp	1,314,034
27,288		Rexford Industrial Realty, Inc	377,393
123,168		RLJ Lodging Trust	3,453,631
34,959		Rouse Properties, Inc	592,555
41,301		Ryman Hospitality Properties	1,972,123
44,936		Sabra Healthcare REIT, Inc	1,244,727
9,248		Saul Centers, Inc	440,852
35,031		Select Income REIT	972,110
35,086		Silver Bay Realty Trust Corp	566,990
31,362		Sovran Self Storage, Inc	2,406,093
60,099	*,e	St. Joe Co	1,372,661
47,987		STAG Industrial, Inc	1,096,023
36,679	*	Starwood Waypoint Residential Trust	964,291
234,417	*	Strategic Hotels & Resorts, Inc	2,674,698
81,312		Summit Hotel Properties, Inc	835,074
39,165		Sun Communities, Inc	2,061,254
193,855		Sunstone Hotel Investors, Inc	2,750,802
13,465	*	Tejon Ranch Co	385,099
31,991		Terreno Realty Corp	598,232
17,695		Trade Street Residential, Inc	125,635
13,203		UMH Properties, Inc	130,842
11,534		Universal Health Realty Income Trust	485,120
23,759		Urstadt Biddle Properties, Inc (Class A)	486,822
62,122		Washington REIT	1,684,749
39,640		Western Asset Mortgage Capital Corp	539,104
22,229		Whitestone REIT	332,546
34,606		Winthrop Realty Trust	521,512
		TOTAL REAL ESTATE	144,330,592
240

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.1%
25,632	*	1-800-FLOWERS.COM, Inc (Class A)	$131,236
62,663	*,e	Aeropostale, Inc	208,041
181,830		American Eagle Outfitters, Inc	1,938,308
7,459	*,e	America’s Car-Mart, Inc	279,265
44,524	*	Ann Taylor Stores Corp	1,636,257
29,071	*	Asbury Automotive Group, Inc	1,963,165
18,328	*	Audiovox Corp (Class A)	181,630
38,575	*	Barnes & Noble, Inc	803,131
30,027		Bebe Stores, Inc	84,376
17,760		Big 5 Sporting Goods Corp	176,002
11,785	*	Blue Nile, Inc	303,464
13,377	e	Bon-Ton Stores, Inc	124,406
41,750		Brown Shoe Co, Inc	1,176,932
26,935	e	Buckle, Inc	1,198,607
11,671	*	Build-A-Bear Workshop, Inc	123,129
27,025	*	Burlington Stores, Inc	884,528
26,088		Cato Corp (Class A)	805,076
20,986		Children’s Place Retail Stores, Inc	1,053,497
35,263	*	Christopher & Banks Corp	301,499
15,428	*	Citi Trends, Inc	310,874
26,337	*,e	Conn’s, Inc	1,053,480
16,351	*,e	Container Store Group, Inc	343,861
21,920		Core-Mark Holding Co, Inc	1,034,624
11,459	*,e	Coupons.com, Inc	235,253
13,003		Destination Maternity Corp	247,447
33,183	*	Destination XL Group, Inc	177,529
80,138	*	Express Parent LLC	1,246,947
45,917		Finish Line, Inc (Class A)	1,207,158
51,357	*,e	Five Below, Inc	1,880,693
40,363	*,e	Francesca’s Holdings Corp	515,839
33,014		Fred’s, Inc (Class A)	522,612
18,107	*	FTD Cos, Inc	596,445
10,715	*	Gaiam, Inc (Class A)	70,505
22,803	*	Genesco, Inc	1,739,185
22,926		Group 1 Automotive, Inc	1,694,690
56,313		Guess?, Inc	1,464,701
19,812		Haverty Furniture Cos, Inc	440,421
6,872	*,e	HHgregg, Inc	48,860
24,813	*,e	Hibbett Sports, Inc	1,238,417
31,551		HSN, Inc	1,763,385
13,690	*	Kirkland’s, Inc	257,509
15,655	*,e	Lands’ End, Inc	550,899
21,848		Lithia Motors, Inc (Class A)	1,941,195
26,074	*,e	Lumber Liquidators, Inc	1,413,732
23,694	*	MarineMax, Inc	394,979
14,260	*,e	Mattress Firm Holding Corp	664,516
45,628		Men’s Wearhouse, Inc	2,296,001
29,964	e	Monro Muffler, Inc	1,521,872
28,143	*	New York & Co, Inc	94,842
27,716		Nutri/System, Inc	444,842
507,970	*	Office Depot, Inc	2,544,930
241

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,991	*	Orbitz Worldwide, Inc	$433,570
19,377	*,e	Outerwall, Inc	1,066,123
10,900	*,e	Overstock.com, Inc	177,125
45,694	*	Pacific Sunwear Of California, Inc	92,759
51,102	*	PEP Boys - Manny Moe & Jack	540,659
19,990	e	PetMed Express, Inc	273,863
89,666		Pier 1 Imports, Inc	1,350,370
48,074		Rent-A-Center, Inc	1,150,892
29,654	*	Restoration Hardware Holdings, Inc	2,425,401
29,235	*,e	RetailMeNot, Inc	715,088
11,002	*	Sears Hometown and Outlet Stores, Inc	208,598
51,629	*	Select Comfort Corp	1,042,906
14,422		Shoe Carnival, Inc	256,712
36,654	*	Shutterfly, Inc	1,807,775
38,137		Sonic Automotive, Inc (Class A)	927,492
9,320	*	Sportsman’s Warehouse Holdings, Inc	53,963
30,124		Stage Stores, Inc	542,834
26,421		Stein Mart, Inc	342,945
10,728		Systemax, Inc	146,652
26,651	*,e	Tile Shop Holdings, Inc	269,442
10,337	*	Tilly’s, Inc	78,251
41,759	*	Tuesday Morning Corp	687,353
38,649	*	Valuevision International, Inc (Class A)	177,012
20,247	*	Vitacost.com, Inc	161,571
29,257	*	Vitamin Shoppe, Inc	1,247,811
14,223	*	West Marine, Inc	122,033
36,381	*	WEX, Inc	3,926,237
2,335		Winmark Corp	152,872
19,848	*	Zumiez, Inc	552,767
		TOTAL RETAILING	64,261,868

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
39,355	*	Advanced Energy Industries, Inc	661,951
16,875	*	Alpha & Omega Semiconductor Ltd	154,406
27,380	*,e	Ambarella, Inc	783,342
81,070	*	Amkor Technology, Inc	717,469
74,107	*,e	Applied Micro Circuits Corp	618,793
13,252	*	Audience, Inc	126,292
104,971	*	Axcelis Technologies, Inc	183,699
64,976		Brooks Automation, Inc	661,456
22,934	*	Cabot Microelectronics Corp	921,717
9,620	*	Cascade Microtech, Inc	106,397
49,399	*	Cavium Networks, Inc	2,304,463
19,975	*	Ceva, Inc	284,244
16	*,m	China Energy Savings Technology, Inc	0
59,011	*	Cirrus Logic, Inc	1,323,617
24,765		Cohu, Inc	276,130
149,962	e	Cypress Semiconductor Corp	1,516,116
34,681	*	Diodes, Inc	884,366
20,670	*	DSP Group, Inc	183,343
132,072	*	Entegris, Inc	1,517,507
86,938	*	Entropic Communications, Inc	242,557
242

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,871	*	Exar Corp	$364,698
118,572	*	Fairchild Semiconductor International, Inc	1,804,666
53,538	*	Formfactor, Inc	361,382
129,699	*,e	GT Solar International, Inc	1,795,034
29,753	*	Inphi Corp	454,031
127,059	*	Integrated Device Technology, Inc	1,824,567
29,492	*	Integrated Silicon Solution, Inc	431,173
67,769	*	International Rectifier Corp	1,683,382
123,051		Intersil Corp (Class A)	1,578,744
20,699		IXYS Corp	236,383
61,244	*	Kopin Corp	210,067
112,349	*	Lattice Semiconductor Corp	768,467
11,234	*	MA-COM Technology Solutions	223,557
25,932	*	MaxLinear, Inc	245,835
39,513		Micrel, Inc	413,306
90,381	*	Microsemi Corp	2,167,336
51,183		MKS Instruments, Inc	1,626,596
35,798		Monolithic Power Systems, Inc	1,476,310
23,076	*	Nanometrics, Inc	359,063
4,891	*	NVE Corp	324,518
53,641	*	Omnivision Technologies, Inc	1,201,558
29,037	*	PDF Solutions, Inc	556,349
25,914	*,e	Peregrine Semiconductor Corp	174,660
21,035	*	Pericom Semiconductor Corp	185,739
58,924	*	Photronics, Inc	469,624
41,450	*	PLX Technology, Inc	269,011
164,866	*	PMC - Sierra, Inc	1,109,548
28,931		Power Integrations, Inc	1,557,356
52,419	*,e	QuickLogic Corp	178,225
108,175	*	Rambus, Inc	1,245,094
266,886	*	RF Micro Devices, Inc	2,978,448
24,786	*,e	Rubicon Technology, Inc	186,639
32,070	*	Rudolph Technologies, Inc	295,365
63,879	*	Semtech Corp	1,426,418
74,784	*	Silicon Image, Inc	373,172
41,322	*	Silicon Laboratories, Inc	1,683,045
56,624	*	Spansion, Inc	1,074,157
51,057		Tessera Technologies, Inc	1,297,358
162,495	*	Triquint Semiconductor, Inc	2,921,660
26,644	*	Ultra Clean Holdings	231,003
26,748	*	Ultratech, Inc	633,393
38,091	*,e	Veeco Instruments, Inc	1,322,139
45,949	*	Vitesse Semiconductor Corp	137,847
46,064	*	Xcerra Corp	430,698
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	53,755,486

SOFTWARE & SERVICES - 9.0%
11,671	*,e	A10 Networks, Inc	126,047
108,177	*	ACI Worldwide, Inc	2,027,237
44,881	*	Actuate Corp	189,398
73,345	*	Acxiom Corp	1,343,680
48,938		Advent Software, Inc	1,588,527
243

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,369	*,e	Aerohive Networks, Inc	$70,300
8,473	*	Amber Road, Inc	116,080
23,424	*	American Software, Inc (Class A)	218,077
42,144	*,e	Angie’s List, Inc	351,060
87,582	*	Aspen Technology, Inc	3,804,562
32,388	*	AVG Technologies NV	550,596
63,769	*	Bankrate, Inc	1,075,145
7,540	*,e	Barracuda Networks, Inc	209,386
48,163	*,e	Bazaarvoice, Inc	356,888
4,695	*,e	Benefitfocus, Inc	180,945
43,891		Blackbaud, Inc	1,611,239
48,992	*,e	Blackhawk Network Holdings, Inc	1,388,433
40,206	*	Blucora, Inc	686,316
5,668	*,e	Borderfree, Inc	75,441
37,440	*	Bottomline Technologies, Inc	1,059,926
30,555	*	Brightcove, Inc	181,802
27,516	*	BroadSoft, Inc	671,390
21,810	*	CACI International, Inc (Class A)	1,504,672
43,629	*	Callidus Software, Inc	467,703
16,837	*	Carbonite, Inc	163,824
42,286	*	Cardtronics, Inc	1,630,548
6,670	*,e	Care.com, Inc	63,298
10,959		Cass Information Systems, Inc	494,580
19,640	*,e	ChannelAdvisor Corp	450,345
74,565	*	Ciber, Inc	260,232
72,989	*	Cinedigm Corp	165,685
44,895	*	Commvault Systems, Inc	2,155,858
15,125		Computer Task Group, Inc	216,590
208,997		Compuware Corp	1,901,873
31,754	*	comScore, Inc	1,149,177
21,557	*	Comverse, Inc	553,584
29,837	*	Constant Contact, Inc	928,826
96,549		Convergys Corp	1,872,085
63,855	*,e	Conversant, Inc	1,492,291
50,537	*	Cornerstone OnDemand, Inc	2,114,468
7,280	*,e	Covisint Corp	30,430
32,452		CSG Systems International, Inc	845,050
17,066	*,e	Cvent, Inc	466,072
26,229	*,e	Cyan, Inc	100,982
19,214	*	Datalink Corp	217,118
50,873	*	DealerTrack Holdings, Inc	1,911,299
41,423	*	Demand Media, Inc	224,927
28,489	*	Demandware, Inc	1,716,177
38,516	*	Dice Holdings, Inc	352,807
31,026	*	Digital River, Inc	443,362
6,486		DMRC Corp	164,485
21,741	*,e	E2open, Inc	351,769
99,706		EarthLink Holdings Corp	392,842
22,883	e	Ebix, Inc	287,410
26,618	*,e	Ellie Mae, Inc	764,469
28,649	*,e	Endurance International Group Holdings, Inc	390,486
25,781	*	EnerNOC, Inc	461,996
244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,371	*	Envestnet, Inc	$1,411,699
33,596	*	EPAM Systems, Inc	1,298,821
30,425		EPIQ Systems, Inc	438,729
4,957		ePlus, Inc	271,098
48,305	*	Euronet Worldwide, Inc	2,417,182
60,215		EVERTEC, Inc	1,346,407
7,163	*,e	Everyday Health, Inc	119,049
31,074	*	ExlService Holdings, Inc	871,626
32,588		Fair Isaac Corp	1,862,404
11,676	*,e	Five9, Inc	85,001
35,518	*,e	FleetMatics Group plc	1,122,014
10,610		Forrester Research, Inc	410,395
17,421	*,m	Gerber Scientific, Inc	0
22,911	*,e	Gigamon, Inc	264,393
63,277	*	Global Cash Access, Inc	529,628
36,258	*	Global Eagle Entertainment, Inc	369,832
84,524	*,e	Glu Mobile, Inc	474,180
53,067	*,e	Gogo, Inc	860,216
8,496	*,e	GrubHub, Inc	308,320
13,431	*	GTT Communications, Inc	136,459
16,887	*,e	Guidance Software, Inc	130,705
64,418	*	Guidewire Software, Inc	2,608,929
23,878		Hackett Group, Inc	143,268
34,079	e	Heartland Payment Systems, Inc	1,618,753
23,503	*	Higher One Holdings, Inc	98,243
34,622	*	iGate Corp	1,235,313
20,693	*,e	Imperva, Inc	458,764
51,148	*	Infoblox, Inc	619,914
30,932	*	Information Services Group, Inc	135,173
15,802	*	Interactive Intelligence, Inc	716,937
51,996	*	Internap Network Services Corp	374,891
45,220	e	j2 Global, Inc	2,212,162
40,687	*,e	Jive Software, Inc	322,241
26,309	*	Knot, Inc	293,872
70,341	*,e	Kofax Ltd	505,048
52,932	*	Limelight Networks, Inc	136,035
61,565	*	Lionbridge Technologies	352,767
25,448	*,e	Liquidity Services, Inc	343,294
51,950	*	Liveperson, Inc	611,971
23,107	*	LogMeIn, Inc	940,686
7,445	*,e	Luxoft Holding, Inc	236,677
16,984	*,e	magicJack VocalTec Ltd	242,362
72,098	*	Manhattan Associates, Inc	2,116,797
22,763		Mantech International Corp (Class A)	614,601
31,255		Marchex, Inc (Class B)	343,805
25,067	*,e	Marin Software, Inc	229,864
24,390	*,e	Marketo, Inc	667,067
9,153	*,e	Mavenir Systems, Inc	103,337
64,403		MAXIMUS, Inc	2,663,708
92,217		Mentor Graphics Corp	1,821,286
8,629	*	MicroStrategy, Inc (Class A)	1,235,069
69,351	*,e	Millennial Media, Inc	239,261
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

18,391	*	Model N, Inc	$180,967
35,712	*,e	ModusLink Global Solutions, Inc	133,206
27,759	*	MoneyGram International, Inc	401,118
37,588		Monotype Imaging Holdings, Inc	1,123,505
88,160	*	Monster Worldwide, Inc	573,040
34,934	*	Move, Inc	510,036
34,712	*	Netscout Systems, Inc	1,476,301
52,936	*,e	NeuStar, Inc (Class A)	1,474,797
59,482		NIC, Inc	1,003,461
7,344	*,e	OPOWER, Inc	117,504
9,067	*,e	Park City Group, Inc	95,294
6,053	*	Paycom Software, Inc	77,357
33,774		Pegasystems, Inc	721,750
33,530	*	Perficient, Inc	569,675
29,102	*	PRG-Schultz International, Inc	175,194
49,089	*	Progress Software Corp	1,137,883
35,176	*	Proofpoint, Inc	1,240,658
20,881	*	PROS Holdings, Inc	534,971
9,375	*,e	Q2 Holdings, Inc	123,469
5,844		QAD, Inc (Class A)	110,452
85,239	*	QLIK Technologies, Inc	2,255,424
19,108	*	Qualys, Inc	456,490
30,845	*	QuinStreet, Inc	153,917
23,243	*,e	Rally Software Development Corp	236,381
20,099	*	RealNetworks, Inc	151,144
49,119	*,e	RealPage, Inc	791,062
7,367		Reis, Inc	159,201
17,457	*,e	Rocket Fuel, Inc	461,039
20,199	*	Rosetta Stone, Inc	194,718
7,442	*,e	Rubicon Project, Inc	88,634
23,257		Sapiens International Corp NV	167,916
109,096	*	Sapient Corp	1,610,257
39,914		Science Applications International Corp	1,667,208
26,053	*	Sciquest, Inc	400,956
32,419	*	Seachange International, Inc	242,818
64,606	*,e	ServiceSource International LLC	286,205
14,463	*,e	Shutterstock, Inc	1,127,246
33,311	*,e	Silver Spring Networks, Inc	355,761
15,400	*	SPS Commerce, Inc	821,590
64,802	*	SS&C Technologies Holdings, Inc	2,806,575
13,371	*	Stamps.com, Inc	422,925
37,479	*	Sykes Enterprises, Inc	775,815
33,530	*	Synchronoss Technologies, Inc	1,354,947
14,707	*	Syntel, Inc	1,270,244
37,998	*	TA Indigo Holding Corp	304,744
93,307	*	Take-Two Interactive Software, Inc	2,088,211
36,746	*	Tangoe, Inc	507,095
12,777	*,e	TechTarget, Inc	97,105
45,793	*	TeleCommunication Systems, Inc (Class A)	144,248
25,881	*	TeleNav, Inc	128,629
16,690	*	TeleTech Holdings, Inc	459,476
17,700	*,e	Textura Corp	441,969
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

109,244	*	TiVo, Inc	$1,470,424
7,507	*	Travelzoo, Inc	129,421
33,793	*,e	Tremor Video, Inc	125,710
7,343	*,e	TrueCar, Inc	99,645
35,105	*,e	Trulia, Inc	2,124,906
31,293	*	Tyler Technologies, Inc	2,839,214
26,575	*	Ultimate Software Group, Inc	3,585,233
48,642	*	Unisys Corp	1,035,588
91,628	*	Unwired Planet, Inc	183,256
5,380	*,e	Varonis Systems, Inc	113,410
27,962	*	Vasco Data Security International	379,444
56,433	*	Verint Systems, Inc	2,648,965
40,489	*,e	VirnetX Holding Corp	566,036
24,585	*	Virtusa Corp	769,019
31,798	*,e	VistaPrint Ltd	1,566,369
67,169	*,e	Vringo, Inc	218,971
36,814	*,e	WebMD Health Corp (Class A)	1,834,442
49,077	*	Website Pros, Inc	1,302,994
13,190	*,e	Wix.com Ltd	223,570
29,341	*	Xoom Corp	635,526
17,346	*,e	YuMe, Inc	103,556
10,368	*,e	Zendesk, Inc	180,300
58,694	*	Zix Corp	203,668
		TOTAL SOFTWARE & SERVICES	140,110,303

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
53,626		Adtran, Inc	1,192,642
13,220	*	Agilysys, Inc	173,843
11,654	e	Alliance Fiber Optic Products, Inc	155,931
25,831		Anixter International, Inc	2,220,691
14,037	*	Applied Optoelectronics, Inc	252,666
101,040	*	Aruba Networks, Inc	1,804,574
19,148	*	AX Holding Corp	202,203
14,079		Badger Meter, Inc	702,542
9,564		Bel Fuse, Inc (Class B)	226,093
41,461		Belden CDT, Inc	2,815,202
50,770	*	Benchmark Electronics, Inc	1,226,095
13,285		Black Box Corp	274,999
88,882	*,e	Bookham, Inc	165,321
34,140	*,e	CalAmp Corp	580,721
39,414	*	Calix Networks, Inc	366,156
40,327	*	Checkpoint Systems, Inc	493,602
99,866	*,e	Ciena Corp	1,950,383
10,845	*,e	Clearfield, Inc	139,575
81,276		Cognex Corp	3,330,691
23,734		Coherent, Inc	1,398,170
14,632		Comtech Telecommunications Corp	494,562
10,726	*,e	Control4 Corp	180,304
38,837	*,e	Cray, Inc	1,029,957
32,197		CTS Corp	559,906
19,644	*,e	CUI Global, Inc	121,989
36,739		Daktronics, Inc	407,803
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

24,046	*	Digi International, Inc	$198,620
57,035	*	Dot Hill Systems Corp	224,148
16,388	*	DTS, Inc	296,459
16,791	*,e	Eastman Kodak Co	396,939
16,833		Electro Rent Corp	256,703
23,315		Electro Scientific Industries, Inc	139,424
44,391	*	Electronics for Imaging, Inc	1,956,311
76,161	*	Emulex Corp	447,827
92,444	*	Extreme Networks, Inc	434,487
32,706	*	Fabrinet	608,332
16,362	*	FARO Technologies, Inc	828,408
39,607		FEI Co	3,033,896
92,072	*,e	Finisar Corp	1,816,581
29,697	*	GSI Group, Inc	342,406
90,247	*	Harmonic, Inc	541,482
26,845	*	Immersion Corp	366,434
116,475	*,e	Infinera Corp	1,071,570
38,947	*	Insight Enterprises, Inc	1,023,138
38,471		InterDigital, Inc	1,696,186
22,710	*	Intevac, Inc	143,981
67,414	*,e	InvenSense, Inc	1,551,196
37,380	*	Itron, Inc	1,344,932
55,073	*	Ixia	589,281
43,373	*	Kemet Corp	213,829
15,049	*	KVH Industries, Inc	195,787
21,345		Littelfuse, Inc	1,855,307
28,731	*	Maxwell Technologies, Inc	312,593
15,157	*	Measurement Specialties, Inc	1,303,350
32,452	*	Mercury Computer Systems, Inc	358,595
2,786		Mesa Laboratories, Inc	213,045
36,071		Methode Electronics, Inc	1,153,551
14,405		MTS Systems Corp	950,730
8,095	*	Multi-Fineline Electronix, Inc	79,007
35,129	*	Netgear, Inc	1,099,889
37,939	*	Newport Corp	656,724
8,786	*,e	Nimble Storage, Inc	227,382
13,850	*	Numerex Corp	139,192
18,042	*	Oplink Communications, Inc	343,881
18,972	*	OSI Systems, Inc	1,257,844
20,073		Park Electrochemical Corp	565,256
92,494	*,e	Parkervision, Inc	115,617
9,596		PC Connection, Inc	196,046
40,465		Plantronics, Inc	1,900,641
32,243	*	Plexus Corp	1,268,117
123,710	*	Polycom, Inc	1,585,962
19,855	*,e	Procera Networks, Inc	198,749
83,600	*	QLogic Corp	760,760
202,570	*,e	Quantum Corp	253,213
38,816	*,e	RealD, Inc	410,285
26,740	*	Rofin-Sinar Technologies, Inc	583,734
17,322	*	Rogers Corp	993,590
60,047	*	Ruckus Wireless, Inc	775,207
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

78,471	*	Sanmina Corp	$1,827,590
27,096	*	Scansource, Inc	970,308
59,499	*	ShoreTel, Inc	367,704
34,136	*,e	Silicon Graphics International Corp	324,633
233,651	*	Sonus Networks, Inc	824,788
47,011	*	Speed Commerce, Inc	146,204
32,475	*	Super Micro Computer, Inc	849,871
34,259	*	Synaptics, Inc	2,474,528
27,014	*	SYNNEX Corp	1,742,403
5,443		Tessco Technologies, Inc	166,012
52,184	*	TTM Technologies, Inc	391,902
28,004	e	Ubiquiti Networks, Inc	1,070,593
38,562	*,e	Universal Display Corp	1,182,311
39,310	*	Viasat, Inc	2,298,456
4,709	*	Viasystems Group, Inc	46,101
76,079	*,e	Violin Memory, Inc	301,273
12,081	*	Vishay Precision Group, Inc	174,329
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	76,902,251

TELECOMMUNICATION SERVICES - 0.8%
84,244	*	8x8, Inc	680,692
9,069		Atlantic Tele-Network, Inc	530,627
22,038	*	Boingo Wireless, Inc	134,652
198,951	*	Cincinnati Bell, Inc	758,003
44,331		Cogent Communications Group, Inc	1,538,729
38,349		Consolidated Communications Holdings, Inc	858,251
11,706		Enventis Corp	191,744
16,910	*,e	Fairpoint Communications, Inc	246,886
34,127	*	General Communication, Inc (Class A)	376,762
261,291	*,e	Globalstar, Inc	1,034,712
9,958	*,e	Hawaiian Telcom Holdco, Inc	280,816
15,970		IDT Corp (Class B)	248,972
57,809	*	inContact, Inc	461,894
31,775		Inteliquent, Inc	337,133
26,044	*	Intelsat S.A.	482,856
76,755	*,e	Iridium Communications, Inc	627,856
15,175		Lumos Networks Corp	232,785
16,952	e	NTELOS Holdings Corp	204,102
42,203	*	Orbcomm, Inc	265,035
45,901	*	Premiere Global Services, Inc	601,303
26,669	*,e	RingCentral, Inc	398,168
23,477		Shenandoah Telecom Co	650,548
20,651	*	Spok Holdings, Inc	309,145
68	*,m	Touch America Holdings, Inc	0
164,940	*	Vonage Holdings Corp	573,991
		TOTAL TELECOMMUNICATION SERVICES	12,025,662

TRANSPORTATION - 1.8%
51,328	*	Air Transport Services Group, Inc	393,686
12,696		Allegiant Travel Co	1,495,081
24,733		Arkansas Best Corp	784,778
24,392	*	Atlas Air Worldwide Holdings, Inc	834,694
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,926	e	Baltic Trading Ltd	$238,853
20,769		Celadon Group, Inc	441,134
22,349	*	Echo Global Logistics, Inc	491,902
29,687		Forward Air Corp	1,329,087
42,797	*,e	Hawaiian Holdings, Inc	596,162
51,696		Heartland Express, Inc	1,160,575
34,539	*	Hub Group, Inc (Class A)	1,595,011
5,342		International Shipholding Corp	113,250
236,456	*,e	JetBlue Airways Corp	2,534,808
56,090		Knight Transportation, Inc	1,343,916
31,981		Knightsbridge Tankers Ltd	364,583
21,717		Marten Transport Ltd	439,552
40,848		Matson, Inc	1,100,854
71,258		Navios Maritime Holdings, Inc	567,926
1,752	*	PAM Transportation Services, Inc	60,900
8,489		Park-Ohio Holdings Corp	503,907
5,252	*	Patriot Transportation Holding, Inc	174,682
26,055	*	Quality Distribution, Inc	347,834
47,516	*	Republic Airways Holdings, Inc	472,309
26,511	*	Roadrunner Transportation Services Holdings, Inc	666,487
36,962		Safe Bulkers, Inc	269,453
23,984	*	Saia, Inc	1,094,870
129,654	*	Scorpio Bulkers, Inc	997,039
48,574		Skywest, Inc	519,256
80,974	*	Swift Transportation Co, Inc	1,655,918
18,824	*,e	Ultrapetrol Bahamas Ltd	61,366
6,258		Universal Truckload Services, Inc	152,007
5,931	*,e	USA Truck, Inc	109,724
87,634		UTI Worldwide, Inc	829,018
41,971		Werner Enterprises, Inc	1,031,647
49,336	*	Wesco Aircraft Holdings, Inc	934,917
49,928	*,e	XPO Logistics, Inc	1,542,276
29,743	*,e	YRC Worldwide, Inc	778,672
		TOTAL TRANSPORTATION	28,028,134

UTILITIES - 3.3%
40,296		Allete, Inc	1,890,688
36,158		American States Water Co	1,104,627
7,027		Artesian Resources Corp	153,118
116,253	e	Atlantic Power Corp	438,274
57,208		Avista Corp	1,775,164
42,441		Black Hills Corp	2,237,065
45,450		California Water Service Group	1,034,897
9,732		Chesapeake Utilities Corp	633,456
57,371		Cleco Corp	3,197,860
10,432		Connecticut Water Service, Inc	332,677
94,116	*	Dynegy, Inc	2,498,780
38,335		El Paso Electric Co	1,412,645
41,136		Empire District Electric Co	1,008,243
47,837		Idacorp, Inc	2,561,671
40,689		Laclede Group, Inc	1,911,569
32,981		MGE Energy, Inc	1,240,745
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,216		Middlesex Water Co	$309,189
40,072		New Jersey Resources Corp	2,046,878
26,956	e	Northwest Natural Gas Co	1,165,038
37,261		NorthWestern Corp	1,722,203
19,109	e	NRG Yield, Inc	998,445
46,818		ONE Gas, Inc	1,685,448
17,253	e	Ormat Technologies, Inc	444,955
34,238		Otter Tail Corp	957,295
37,529		Pattern Energy Group, Inc	1,163,024
74,837		Piedmont Natural Gas Co, Inc	2,596,096
75,773		PNM Resources, Inc	1,943,577
72,453		Portland General Electric Co	2,313,424
15,987		SJW Corp	428,611
31,352		South Jersey Industries, Inc	1,679,527
44,229		Southwest Gas Corp	2,190,662
53,757		UIL Holdings Corp	1,887,408
13,231		Unitil Corp	423,392
39,585		UNS Energy Corp	2,391,726
49,375		WGL Holdings, Inc	1,924,638
9,836		York Water Co	187,179
		TOTAL UTILITIES	51,890,194

		TOTAL COMMON STOCKS	1,563,385,862
		(Cost $1,227,014,815)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
16,387	m	Magnum Hunter Resources Corp	0
		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
34,794	m	Trius Therapeutics, Inc	4,523
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	4,523

TELECOMMUNICATION SERVICES - 0.0%
55,538	m	Leap Wireless International, Inc	139,956
		TOTAL TELECOMMUNICATION SERVICES	139,956

		TOTAL RIGHTS / WARRANTS	144,479
		(Cost $139,956)

SHORT-TERM INVESTMENTS - 16.5%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 16.5%
259,072,367	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	259,072,367
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	259,072,367

		TOTAL SHORT-TERM INVESTMENTS	259,072,367
		(Cost $259,072,367)
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES	COMPANY	VALUE

	TOTAL INVESTMENTS - 116.4%	$1,822,602,708
	(Cost $1,486,227,138)
	OTHER ASSETS & LIABILITIES, NET - (16.4)%	(256,337,379)
	NET ASSETS - 100.0%	$1,566,265,329

Abbreviation(s):
	REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $244,977,032.
m	Indicates a security that has been deemed illiquid.
252

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 96.3%

BRAZIL - 10.1%
17,958		AES Tiete S.A.	$146,909
90,700		All America Latina Logistica S.A.	347,808
1,056,351		AMBEV S.A.	7,296,097
23,600	*	B2W Companhia Global Do Varejo	347,434
144,030		Banco Bradesco S.A.	2,246,074
471,564		Banco Bradesco S.A. (Preference)	7,193,754
184,886		Banco do Brasil S.A.	2,258,971
38,168		Banco do Estado do Rio Grande do Sul	194,142
608,881		Banco Itau Holding Financeira S.A.	9,420,043
200,339		Banco Santander Brasil S.A.	1,345,748
155,100		BB Seguridade Participacoes S.A.	2,262,836
400,174		BM&F Bovespa S.A.	2,136,025
85,900		BR Malls Participacoes S.A.	742,100
38,500		BR Properties S.A.	238,085
45,665		Bradespar S.A.	462,940
31,415		Braskem S.A.	194,271
58,376		Centrais Eletricas Brasileiras S.A.	160,815
44,092		Centrais Eletricas Brasileiras S.A. (Preference)	211,642
44,518		CETIP S.A.-Balcao Organizado de Ativos e Derivativos	622,810
29,957		Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,445,859
186,256		Cia de Concessoes Rodoviarias	1,464,598
74,100		Cia de Saneamento Basico do Estado de Sao Paulo	656,163
11,100		Cia de Saneamento de Minas Gerais-COPASA	181,759
164,391		Cia Energetica de Minas Gerais	1,338,315
44,320		Cia Energetica de Sao Paulo (Class B)	565,147
20,395		Cia Paranaense de Energia	316,432
147,930		Cia Siderurgica Nacional S.A.	746,578
150,872		Cielo S.A.	2,759,752
51,236		Cosan SA Industria e Comercio	839,424
43,300		CPFL Energia S.A.	377,891
59,005		Cyrela Brazil Realty S.A.	326,917
31,228		EcoRodovias Infraestrutura e Logistica S.A.	188,572
45,100		EDP - Energias do Brasil S.A.	210,715
142,979		Empresa Brasileira de Aeronautica S.A.	1,358,104
64,800		Estacio Participacoes S.A.	804,020
50,263	*	Fibria Celulose S.A.	493,380
183,975		Gerdau S.A. (Preference)	1,082,564
71,582	*	Hypermarcas S.A.	570,763
149,764		JBS S.A.	551,198
99,020		Klabin S.A.	495,373
73,525		Kroton Educacional S.A.	1,958,074
26,191		Localiza Rent A Car	416,978
25,875		Lojas Americanas S.A.	135,605
100,421		Lojas Americanas S.A.(Preference)	639,598
253

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

26,330		Lojas Renner S.A.	$794,977
6,900		M Dias Branco S.A.	282,995
46,717		Metalurgica Gerdau S.A.	332,347
15,000		Multiplan Empreendimentos Imobiliarios S.A.	356,364
34,892		Natura Cosmeticos S.A.	543,354
45,153		Odontoprev S.A.	185,289
582,765		Oi S.A. (Preference)	377,593
140,256		Perdigao S.A.	3,431,056
682,472		Petroleo Brasileiro S.A.	5,411,646
948,446		Petroleo Brasileiro S.A. (Preference)	7,984,714
23,681		Porto Seguro S.A.	324,932
41,300	*	Qualicorp S.A.	477,851
44,300		Raia Drogasil S.A.	370,411
59,420		Satipel Industrial S.A.	219,216
78,845		Souza Cruz S.A.	731,890
25,205		Sul America SA	151,647
64,600		Suzano Papel e Celulose S.A.	250,570
63,921		Telefonica Brasil S.A.	1,284,759
181,666		Tim Participacoes S.A.	962,479
23,600		Totvus S.A.	407,662
33,100		Tractebel Energia S.A.	495,898
19,800		Transmissora Alianca de Energia Eletrica S.A.	178,385
94,880		Ultrapar Participacoes S.A.	2,185,115
82,817	*	Usinas Siderurgicas de Minas Gerais S.A. (Preference)	293,852
285,100		Vale S.A.	4,090,360
421,673		Vale S.A. (Preference)	5,414,142
23,100	*	Via Varejo S.A.	243,447
57,720		Weg S.A.	692,004
		TOTAL BRAZIL	96,227,238

CHILE - 1.3%
491,917		AES Gener S.A.	245,756
538,232		Aguas Andinas S.A.	339,417
5,028,672		Banco de Chile	625,474
5,719		Banco de Credito e Inversiones	321,517
12,249,556		Banco Santander Chile S.A.	777,977
13,627		CAP S.A.	185,320
305,257		Centros Comerciales Sudamericanos S.A.	954,038
31,332		Cia Cervecerias Unidas S.A.	354,022
1,404,349		Colbun S.A.	362,755
24,997,329		CorpBanca S.A.	294,621
46,711		Embotelladora Andina S.A.	165,562
718,618		Empresa Nacional de Electricidad S.A.	1,067,041
35,162		Empresa Nacional de Telecomunicaciones S.A.	425,868
249,833		Empresas CMPC S.A.	561,047
123,058		Empresas COPEC S.A.	1,507,381
4,282,333		Enersis S.A.	1,443,490
73,501	*	Lan Airlines S.A.	865,763
210,735		SACI Falabella	1,678,092
20,942		Sociedad Quimica y Minera de Chile S.A. (Class B)	581,623
84,413		Vina Concha y Toro S.A.	165,276
		TOTAL CHILE	12,922,040

254

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 17.3%
164,000	e	AAC Technologies Holdings, Inc	$972,357
336,000	e	Agile Property Holdings Ltd	285,475
5,220,000		Agricultural Bank of China	2,528,831
526,000		Air China Ltd	320,971
1,128,000	*,e	Aluminum Corp of China Ltd	518,503
310,500	e	Anhui Conch Cement Co Ltd	1,161,677
244,000		Anta Sports Products Ltd	401,044
588,000		AviChina Industry & Technology Co	339,199
17,889,000		Bank of China Ltd	8,548,950
2,241,500		Bank of Communications Co Ltd	1,717,450
396,000		BBMG Corp	308,430
446,000		Beijing Capital International Airport Co Ltd	305,121
123,000		Beijing Enterprises Holdings Ltd	1,071,070
1,076,000	e	Beijing Enterprises Water Group Ltd	699,321
44,500	e	Biostime Internatonal Holdings Ltd	202,669
676,000		Brilliance China Automotive Holdings Ltd	1,270,322
150,000	e	Byd Co Ltd	992,996
385,520	e	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	242,318
568,700		China Agri-Industries Holdings Ltd	248,184
488,000		China BlueChemical Ltd	251,345
985,000	*,e	China Cinda Asset Management Co Ltd	561,381
2,162,600		China Citic Bank	1,431,900
1,306,000	e	China Coal Energy Co	784,920
1,086,000		China Communications Construction Co Ltd	821,883
572,400		China Communications Services Corp Ltd	278,963
16,083,350		China Construction Bank	12,305,684
786,000		China Everbright Bank Co Ltd	363,878
583,000		China Everbright International Ltd	778,330
214,000		China Everbright Ltd	330,202
1,473,000	*,e	China Huishan Dairy Holdings Co Ltd	333,191
192,200	*	China Insurance International Holdings Co Ltd	418,109
115,700		China International Marine Containers Group Co Ltd	252,306
1,714,000		China Life Insurance Co Ltd	5,090,365
747,000		China Longyuan Power Group Corp	759,014
330,000		China Mengniu Dairy Co Ltd	1,597,543
1,119,000		China Merchants Bank Co Ltd	2,261,434
294,600		China Merchants Holdings International Co Ltd	992,905
1,559,800	e	China Minsheng Banking Corp Ltd	1,611,249
1,346,500		China Mobile Hong Kong Ltd	14,712,724
742,000	e	China National Building Material Co Ltd	739,783
528,000		China Oilfield Services Ltd	1,314,362
960,000	e	China Overseas Land & Investment Ltd	2,919,174
622,600		China Pacific Insurance Group Co Ltd	2,445,370
414,000		China Pharmaceutical Group Ltd	321,563
481,000	e	China Railway Construction Corp	461,028
971,000		China Railway Group Ltd	519,291
274,000	e	China Resources Enterprise	833,795
212,000		China Resources Gas Group Ltd	666,816
466,000		China Resources Land Ltd	1,085,990
255

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

436,000		China Resources Power Holdings Co	$1,217,972
825,500		China Shenhua Energy Co Ltd	2,427,314
1,138,000	*,e	China Shipping Container Lines Co Ltd	328,687
585,000	e	China South Locomotive and Rolling Stock Corp	523,203
418,000		China State Construction International Holdings Ltd	736,065
3,238,000		China Telecom Corp Ltd	1,825,079
1,086,000		China Unicom Ltd	1,897,134
688,000	e	Chongqing Rural Commercial Bank	340,291
600,000	*	Citic 21CN Co Ltd	453,706
403,000		Citic Pacific Ltd	803,693
334,000	e	CITIC Securities Co Ltd	833,731
4,034,000		CNOOC Ltd	7,135,614
701,000	*,e	COSCO Holdings	302,307
429,158		COSCO Pacific Ltd	644,889
1,017,008		Country Garden Holdings Co Ltd	517,378
768,000		Datang International Power Generation Co Ltd	380,876
662,000		Dongfeng Motor Group Co Ltd	1,175,559
1,475,000	e	Evergrande Real Estate Group	639,345
308,000		Far East Horizon Ltd	236,180
431,000	e	Fosun International	545,167
844,000	e	Franshion Properties China Ltd	248,877
148,000	e	Golden Eagle Retail Group Ltd	190,580
2,425,668	e	GOME Electrical Appliances Holdings Ltd	409,430
248,000	e	Great Wall Motor Co Ltd	1,020,269
642,000	e	Guangdong Investments Ltd	719,972
500,000		Guangzhou Automobile Group Co Ltd	561,326
708,000	e	Guangzhou Investment Co Ltd	158,640
246,800	e	Guangzhou R&F Properties Co Ltd	361,847
159,000		Haitian International Holdings Ltd	373,391
420,000	e	Haitong Securities Co Ltd	696,172
173,500		Hengan International Group Co Ltd	1,856,149
784,000	e	Huaneng Power International, Inc	870,276
16,503,000		Industrial & Commercial Bank of China	11,255,335
388,000	e	Jiangsu Express	471,614
386,000	e	Jiangxi Copper Co Ltd	735,927
152,000	e	Kingsoft Corp Ltd	446,653
1,436,000	e	Lenovo Group Ltd	1,958,828
314,000	e	Longfor Properties Co Ltd	451,352
214,200		New China Life insurance Co Ltd	775,786
1,839,000	e	People’s Insurance Co Group of China Ltd	809,920
818,840		PICC Property & Casualty Co Ltd	1,324,017
474,500	e	Ping An Insurance Group Co of China Ltd	4,031,826
434,000	e	Poly Hong Kong Investment Ltd	210,604
440,000	e	Shandong Weigao Group Medical Polymer Co Ltd	451,327
842,000		Shanghai Electric Group Co Ltd	373,568
112,500		Shanghai Fosun Pharmaceutical Group Co Ltd	370,502
123,000		Shanghai Industrial Holdings Ltd	409,368
182,200		Shanghai Pharmaceuticals Holding Co Ltd	339,007
133,000	e	Shenzhou International Group Holdings Ltd	418,711
884,149	e	Shui On Land Ltd	237,095
988,000		Sihuan Pharmaceutical Holdings	605,680
256

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

767,880	e	Sino-Ocean Land Holdings Ltd	$448,461
315,500		Sinopec Engineering Group Co Ltd	359,698
986,000		Sinopec Shanghai Petrochemical Co Ltd	304,646
244,800	e	Sinopharm Group Co	717,348
535,500		Soho China Ltd	450,184
668,500	e	Sun Art Retail Group Ltd	834,110
1,129,000		Tencent Holdings Ltd	18,334,672
464,000		Tingyi Cayman Islands Holding Corp	1,313,827
92,000	e	Tsingtao Brewery Co Ltd	749,584
343,200	e	Uni-President China Holdings Ltd	281,631
1,361,000	e	Want Want China Holdings Ltd	1,858,477
123,200	e	Weichai Power Co Ltd	536,836
211,000	m	Wison Engineering Services Co Ltd	272
174,000	*	Xinao Gas Holdings Ltd	1,230,737
792,000	e	Yanzhou Coal Mining Co Ltd	647,285
244,000		Yingde Gases	266,312
442,000		Zhejiang Expressway Co Ltd	477,493
149,500	e	Zhongsheng Group Holdings Ltd	189,831
128,500		Zhuzhou CSR Times Electric Co Ltd	439,476
1,484,000	e	Zijin Mining Group Co Ltd	385,433
146,920		ZTE Corp	306,955
		TOTAL CHINA	165,620,893

COLOMBIA - 1.0%
48,754		Almacenes Exito S.A.	787,132
19,799		Banco Davivienda S.A.	335,268
89,683		BanColombia S.A. (Preference)	1,385,807
81,451		Cementos Argos S.A.	477,402
33,943	*	Cemex Latam Holdings S.A.	334,593
14,182		Corp Financiera Colombiana S.A.	291,689
1,318,037		Ecopetrol S.A.	2,233,312
57,901		Grupo Argos S.A.	702,804
22,552		Grupo Argos S.A.(Preference)	272,295
233,089		Grupo Aval Acciones y Valores	172,636
62,094		Grupo de Inversiones Suramericana S.A.	1,382,995
12,664		Grupo de Inversiones Suramericana S.A. (Preference)	267,755
49,232		Interconexion Electrica S.A.	242,127
145,736		Isagen S.A. ESP	251,986
		TOTAL COLOMBIA	9,137,801

CZECH REPUBLIC - 0.2%
36,287		CEZ AS	1,030,656
3,290		Komercni Banka AS	713,295
22,077		Telefonica O2 Czech Republic AS	291,093
		TOTAL CZECH REPUBLIC	2,035,044

EGYPT - 0.2%
196,821		Commercial International Bank	1,157,351
502,803	*	Orascom Telecom Holding SAE	364,266
204,413		Talaat Moustafa Group	269,309
65,419		Telecom Egypt	122,185
		TOTAL EGYPT	1,913,111
257

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

GREECE - 0.7%
767,571	*	Alpha Bank S.A.	$613,319
1,642,836	*	Eurobank Ergasias SA	736,669
7,283	*	Folli Follie S.A.	304,519
57,075		Hellenic Telecommunications Organization S.A.	782,365
24,254		JUMBO S.A.	363,746
333,557	*	National Bank of Greece S.A.	1,061,875
51,308		OPAP S.A.	836,141
430,507	*	Piraeus Bank S.A.	904,493
27,699		Public Power Corp	404,325
12,195		Titan Cement Co S.A.	373,872
		TOTAL GREECE	6,381,324

HONG KONG - 0.8%
1,045,000		Belle International Holdings Ltd	1,294,374
476,000		China Gas Holdings Ltd	918,313
549,007		China Resources Cement Holdings Ltd	396,447
2,274,000	*,e	GCL Poly Energy Holdings Ltd	734,124
1,185,000	e	Geely Automobile Holdings Ltd	476,448
239,000		Haier Electronics Group Co Ltd	682,489
2,502,000	e	Hanergy Solar Group Ltd	393,861
316,000	*	Intime Retail Group Co Ltd	294,420
7,403	*,e	Jinmao Investments and Jinmao China Investments Holdings Ltd	5,158
149,500		Kingboard Chemical Holdings Ltd	313,713
381,000		Lee & Man Paper Manufacturing Ltd	231,127
594,000	e	New World China Land Ltd	354,960
397,000	e	Nine Dragons Paper Holdings Ltd	326,650
317,000	e	Shimao Property Holdings Ltd	728,859
692,000		Sino Biopharmaceutical	593,110
		TOTAL HONG KONG	7,744,053

HUNGARY - 0.2%
16,715		MOL Hungarian Oil and Gas plc	808,395
40,385	e	OTP Bank	699,966
26,552		Richter Gedeon Rt	435,678
		TOTAL HUNGARY	1,944,039

INDIA - 6.3%
32,027		Adani Enterprises Ltd	227,515
5,506		Aditya Birla Nuvo Ltd	133,705
153,610		Ambuja Cements Ltd	519,850
14,077		Apollo Hospitals Enterprise Ltd	234,764
59,556		Asian Paints Ltd	615,562
5,299		Associated Cement Co Ltd	121,571
29,321		Aurobindo Pharma Ltd	343,119
16,921		Bajaj Holdings and Investment Ltd	577,907
132,328		Bharat Heavy Electricals	495,406
64,525		Bharat Petroleum Corp Ltd	614,598
131,035		Bharti Airtel Ltd	803,967
166,536		Cairn India Ltd	864,978
69,519		Cipla Ltd	521,855
258

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

148,900		Coal India Ltd	$900,540
31,088		Dabur India Ltd	106,005
3,404		Divi S Laboratories Ltd	82,739
87,160		DLF Ltd	281,869
25,114		Dr Reddy’s Laboratories Ltd	1,160,404
73,083		GAIL India Ltd	524,570
1,505		GlaxoSmithKline Consumer Healthcare Ltd	120,765
17,995		Godrej Consumer Products Ltd	248,749
53,195		HCL Technologies Ltd	1,364,100
74,656		HDFC Bank Ltd	1,021,028
16,902		Hero Honda Motors Ltd	724,133
249,263		Hindalco Industries Ltd	782,838
165,845		Hindustan Lever Ltd	1,874,745
329,927		Housing Development Finance Corp	5,781,129
48,746		ICICI Bank Ltd	1,176,461
202,808		Idea Cellular Ltd	522,957
100,457		Infosys Technologies Ltd	5,554,687
494,255		ITC Ltd	2,893,952
188,438		Jaiprakash Associates Ltd	179,785
79,526		Jindal Steel & Power Ltd	358,623
16,929	*	JSW Steel Ltd	327,830
70,824		Larsen & Toubro Ltd	1,743,711
55,669		LIC Housing Finance Ltd	264,112
50,738		Mahindra & Mahindra Financial Services Ltd	195,935
73,663		Mahindra & Mahindra Ltd	1,450,899
109,046		Mundra Port and Special Economic Zone Ltd	466,214
4,636		Nestle India Ltd	392,830
367,045		NTPC Ltd	875,561
70,517		Oil India Ltd	658,302
5,109		Piramal Healthcare Ltd	54,802
49,995		Power Finance Corp Ltd	219,803
272,806		Power Grid Corp of India Ltd	597,590
24,664	*	Ranbaxy Laboratories Ltd	233,409
21,056		Reliance Capital Ltd	201,268
113,701		Reliance Communication Ventures Ltd	251,952
22,241		Reliance Energy Ltd	270,065
296,324		Reliance Industries Ltd	4,894,680
120,165	*	Reliance Power Ltd	182,436
61,311		Rural Electrification Corp Ltd	307,138
257,523		Sesa Sterlite Ltd	1,224,506
29,160		Shriram Transport Finance Co Ltd	430,280
14,564		Siemens India Ltd	209,799
16,661		State Bank of India Ltd (GDR)	1,329,118
157,332		Sun Pharmaceutical Industries Ltd	2,045,500
102,940		Tata Consultancy Services Ltd	4,376,996
166,726		Tata Motors Ltd	1,220,262
227,886		Tata Power Co Ltd	365,729
66,939		Tata Steel Ltd	607,869
11,147		Tech Mahindra Ltd	394,521
7,906		Ultra Tech Cement Ltd	314,704
13,542		United Breweries Ltd	156,930
14,068		United Spirits Ltd	547,611
259

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

133,200		Wipro Ltd	$1,190,650
38,480		Yes Bank Ltd	339,421
		TOTAL INDIA	60,077,309
INDONESIA - 2.4%
4,350,400		Adaro Energy Tbk	437,678
2,462,100		Bank Rakyat Indonesia	2,361,574
225,300		Indofood CBP Sukses Makmur Tbk	202,806
70,500		PT Astra Agro Lestari Tbk	161,783
4,405,200		PT Astra International Tbk	2,908,950
2,699,300		PT Bank Central Asia Tbk	2,701,311
659,066		PT Bank Danamon Indonesia Tbk	216,837
2,062,471		PT Bank Mandiri Persero Tbk	1,794,670
1,517,093		PT Bank Negara Indonesia	657,125
1,238,800		PT Bumi Serpong Damai	167,409
1,507,800		PT Charoen Pokphand Indonesia Tbk	502,584
465,500		PT Excelcomindo Pratama	217,119
1,404,000		PT Global MediaCom Tbk	230,709
102,600		PT Gudang Garam Tbk	474,428
147,400		PT Indo Tambangraya Megah	328,509
297,600		PT Indocement Tunggal Prakarsa Tbk	644,272
881,900		PT Indofood Sukses Makmur Tbk	530,852
287,500		PT Jasa Marga Tbk	156,835
4,834,000		PT Kalbe Farma Tbk	713,906
4,038,100		PT Lippo Karawaci Tbk	381,467
318,900		PT Matahari Department Store Tbk	396,756
823,800		PT Media Nusantara Citra Tbk	182,779
2,348,400		PT Perusahaan Gas Negara Persero Tbk	1,182,055
635,700		PT Semen Gresik Persero Tbk	891,652
859,200		PT Surya Citra Media Tbk	280,123
306,700		PT Tambang Batubara Bukit Asam Tbk	303,539
10,909,100		PT Telekomunikasi Indonesia Persero Tbk	2,478,276
323,600		PT Unilever Indonesia Tbk	846,724
340,200		PT United Tractors Tbk	667,199
286,000		Tower Bersama Infrastructure	205,036
		TOTAL INDONESIA	23,224,963

KOREA, REPUBLIC OF - 14.7%
719		Amorepacific Corp	1,238,148
41,562		BS Financial Group, Inc	663,773
13,370		Celltrion, Inc	512,917
18,450	*	Cheil Communications, Inc	386,033
1,688		CJ CheilJedang Corp	543,243
2,821		CJ Corp	397,737
5,832		Daelim Industrial Co	521,801
20,970	*	Daewoo Engineering & Construction Co Ltd	201,711
9,040		Daewoo International Corp	325,466
31,412		Daewoo Securities Co Ltd	315,531
22,652		Daewoo Shipbuilding & Marine Engineering Co Ltd	537,540
3,718		DC Chemical Co Ltd	584,102
23,730		DGB Financial Group Co Ltd	385,223
8,649		Dongbu Insurance Co Ltd	489,692
260

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,617		Doosan Corp	$193,206
10,127		Doosan Heavy Industries and Construction Co Ltd	294,933
26,980	*	Doosan Infracore Co Ltd	339,140
4,499		E-Mart Co Ltd	1,010,231
2,822		GLOVIS Co Ltd	720,163
10,185		GS Engineering & Construction Corp	384,931
16,222		GS Holdings Corp	737,817
7,450		Halla Climate Control Corp	367,377
62,212		Hana Financial Group, Inc	2,505,451
15,450		Hankook Tire Co Ltd	845,670
22,203		Hanwha Chemical Corp	386,561
8,921		Hanwha Corp	252,851
3,732		Honam Petrochemical Corp	629,204
8,458		Hotel Shilla Co Ltd	901,242
125,709	*	Hynix Semiconductor, Inc	5,469,543
4,965		Hyosung Corp	360,618
2,904		Hyundai Department Store Co Ltd	413,605
11,400		Hyundai Development Co	423,215
15,065		Hyundai Engineering & Construction Co Ltd	918,360
9,066		Hyundai Heavy Industries	1,306,958
11,800		Hyundai Marine & Fire Insurance Co Ltd	348,919
13,190	*	Hyundai Merchant Marine Co Ltd	133,459
2,409		Hyundai Mipo Dockyard	285,414
15,026		Hyundai Mobis	4,488,631
33,861		Hyundai Motor Co	8,015,881
8,614		Hyundai Motor Co Ltd (2nd Preference)	1,438,940
5,586		Hyundai Motor Co Ltd (Preference)	904,438
14,950		Hyundai Steel Co	1,138,950
3,038		Hyundai Wia Corp	551,876
43,510		Industrial Bank of Korea	645,112
5,780		Jinro Ltd	127,239
26,444		Kangwon Land, Inc	876,808
83,096		KB Financial Group, Inc	3,246,097
1,029		KCC Corp	605,742
58,089		Kia Motors Corp	3,410,158
8,020		Korea Aerospace Industries Ltd	273,574
57,092		Korea Electric Power Corp	2,355,969
5,872		Korea Gas Corp	349,468
7,610		Korea Investment Holdings Co Ltd	340,416
2,829		Korea Kumho Petrochemical	246,608
43,560		Korea Life Insurance Co Ltd	289,138
1,897		Korea Zinc Co Ltd	759,571
4,656	*	Korean Air Lines Co Ltd	161,332
13,680		KT Corp	441,273
24,609		KT&G Corp	2,384,644
10,313		LG Chem Ltd	2,885,997
1,907		LG Chem Ltd (Preference)	368,698
20,880		LG Corp	1,398,277
23,949		LG Electronics, Inc	1,774,201
1,933		LG Household & Health Care Ltd	897,712
2,141	*	LG Innotek Co Ltd	259,254
43,310		LG Telecom Ltd	398,317
261

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

49,500	*	LG.Philips LCD Co Ltd	$1,624,971
136		Lotte Confectionery Co Ltd	277,200
2,233		Lotte Shopping Co Ltd	688,536
3,131		LS Cable Ltd	220,573
2,364		LS Industrial Systems Co Ltd	145,018
4,619		Mirae Asset Securities Co Ltd	208,392
6,111		Naver Corp	4,363,536
3,140		NCsoft	470,232
728		Orion Corp	663,435
565		Pacific Corp	485,022
11,158		Paradise Co Ltd	360,422
14,629		POSCO	4,753,769
3,168		S1 Corp (Korea)	235,694
5,568		Samsung Card Co	259,155
26,868		Samsung Corp	1,906,764
12,092		Samsung Electro-Mechanics Co Ltd	736,854
24,183		Samsung Electronics Co Ltd	31,297,972
4,511		Samsung Electronics Co Ltd (Preference)	4,665,297
6,469		Samsung Engineering Co Ltd	433,464
7,184		Samsung Fire & Marine Insurance Co Ltd	1,969,098
35,050		Samsung Heavy Industries Co Ltd	941,505
12,988		Samsung Life Insurance Co Ltd	1,322,059
11,695		Samsung SDI Co Ltd	1,800,804
12,861		Samsung Securities Co Ltd	606,349
7,529		Samsung Techwin Co Ltd	352,847
93,356		Shinhan Financial Group Co Ltd	4,610,639
1,241		Shinsegae Co Ltd	280,758
4,760		SK C&C Co Ltd	776,279
5,482		SK Corp	928,519
16,234		SK Energy Co Ltd	1,616,987
25,290	*	SK Networks Co Ltd	275,263
1,540		SK Telecom Co Ltd	395,321
4,000		SK Telecom Co Ltd (ADR)	113,240
17,112		S-Oil Corp	914,615
11,429		Woongjin Coway Co Ltd	985,161
65,117	*	Woori Finance Holdings Co Ltd	877,393
25,261		Woori Investment & Securities Co Ltd	274,571
1,308		Yuhan Corp	224,106
		TOTAL KOREA, REPUBLIC OF	140,427,926

MALAYSIA - 3.7%
209,600		AirAsia BHD	159,708
180,100		Alliance Financial Group BHD	274,681
334,500		AMMB Holdings BHD	724,492
277,600		Astro Malaysia Holdings BHD	291,459
129,391		Berjaya Sports Toto BHD	155,708
25,100		British American Tobacco Malaysia BHD	552,033
569,700		Bumi Armada BHD	597,488
1,075,276		Bumiputra-Commerce Holdings BHD	2,348,177
692,496		Dialog Group BHD	403,017
756,500		Digi.Com BHD	1,343,549
219,100		Felda Global Ventures Holdings BHD	275,187
262

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

355,700		Gamuda BHD	$531,231
440,275		Genting BHD	1,354,816
90,620		Hong Leong Bank BHD	400,528
17,200		Hong Leong Credit BHD	93,720
493,300		IHH Healthcare BHD	725,188
199,300		IJM Corp BHD	417,183
724,700		IOI Corp BHD	1,134,046
302,000	*	IOI Properties Group Sdn BHD	237,450
101,000		Kuala Lumpur Kepong BHD	749,778
71,200		Lafarge Malayan Cement BHD	217,209
1,002,607		Malayan Banking BHD	3,092,670
104,673		Malaysia Airports Holdings BHD	245,634
470,400		Maxis BHD	993,611
238,500		MISC BHD	485,160
621,300		Petronas Chemicals Group BHD	1,288,472
104,100		Petronas Dagangan BHD	603,459
148,200		Petronas Gas BHD	1,090,329
94,200		PPB Group BHD	440,952
643,940		Public Bank BHD	3,980,095
624,700		Resorts World BHD	858,829
97,271		RHB Capital BHD	275,055
1,107,100		Sapurakencana Petroleum BHD	1,489,235
669,122		Sime Darby BHD	1,988,739
271,856		Telekom Malaysia BHD	529,751
626,750		Tenaga Nasional BHD	2,432,498
549,200		TM International BHD	1,195,586
190,400		UEM Land Holdings BHD	125,136
88,500		UMW Holdings BHD	323,430
975,000		YTL Corp BHD	478,633
449,469	*	YTL Power International BHD	208,140
		TOTAL MALAYSIA	35,112,062

MEXICO - 4.9%
609,150		Alfa S.A. de C.V. (Class A)	1,664,795
7,506,470		America Movil S.A. de C.V. (Series L)	8,852,184
2,664,191	*,e	Cemex S.A. de C.V.	3,341,323
93,260		Coca-Cola Femsa S.A. de C.V.	996,302
215,186	e	Compartamos SAB de C.V.	433,790
126,900		Controladora Comercial Mexicana S.A. de C.V.	467,476
44,300		El Puerto de Liverpool SAB de C.V.	493,131
83,825	e	Embotelladoras Arca SAB de C.V.	591,404
445,600		Fibra Uno Administracion S.A. de C.V.	1,566,004
429,237		Fomento Economico Mexicano S.A. de C.V.	4,037,490
166,200	*	Genomma Lab Internacional S.A. de C.V.	444,289
39,200	*	Gruma SAB de C.V.	429,006
69,728		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	468,317
44,100		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	548,548
346,320		Grupo Bimbo S.A. de C.V. (Series A)	1,063,847
103,798		Grupo Carso S.A. de C.V. (Series A1)	586,828
64,400		Grupo Comercial Chedraui S.a. DE C.V.	211,224
554,587		Grupo Financiero Banorte S.A. de C.V.	3,685,780
496,932		Grupo Financiero Inbursa S.A.	1,513,350
263

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

412,400	e	Grupo Financiero Santander Mexico SAB de C.V.	$1,094,638
139,900		Grupo Lala SAB de C.V.	356,946
834,056		Grupo Mexico S.A. de C.V. (Series B)	2,963,359
552,526		Grupo Televisa S.A.	3,939,569
28,967		Industrias Penoles S.A. de C.V.	723,956
335,542		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	853,068
200,296		Mexichem SAB de C.V.	801,487
133,140	*,e	Minera Frisco SAB de C.V.	266,683
148,000	*	OHL Mexico SAB de CV	429,782
56,600	*	Promotora y Operadora de Infraestructura SAB de C.V.	763,201
1,175,489	e	Wal-Mart de Mexico S.A. de C.V. (Series V)	2,916,493
		TOTAL MEXICO	46,504,270

PERU - 0.3%
50,022		Cia de Minas Buenaventura S.A. (ADR) (Series B)	585,758
14,872		Credicorp Ltd (NY)	2,199,866
		TOTAL PERU	2,785,624

PHILIPPINES - 0.9%
377,180		Aboitiz Equity Ventures, Inc	475,694
332,400		Aboitiz Power Corp	279,898
395,600		Alliance Global Group, Inc	237,610
38,448		Ayala Corp	579,066
1,207,400		Ayala Land, Inc	859,192
314,566		Banco de Oro Universal Bank	652,388
157,960		Bank of the Philippine Islands	344,060
167,020		DMCI Holdings, Inc	279,123
5,710		Globe Telecom, Inc	227,650
98,450		International Container Term Services, Inc	255,490
532,680		JG Summit Holdings (Series B)	648,569
86,900		Jollibee Foods Corp	352,288
2,814,000		Megaworld Corp	272,661
2,223,600		Metro Pacific Investments Corp	254,832
71,033		Metropolitan Bank & Trust	139,683
9,615		Philippine Long Distance Telephone Co	677,055
1,423,700		PNOC Energy Development Corp	199,961
35,760		SM Investments Corp	651,093
1,409,475		SM Prime Holdings	493,788
206,670		Universal Robina	765,603
		TOTAL PHILIPPINES	8,645,704

POLAND - 1.4%
7,112	*	Alior Bank S.A.	175,405
5,795		Bank Handlowy w Warszawie S.A.	201,520
73,388		Bank Millennium S.A.	176,003
28,198		Bank Pekao S.A.	1,494,346
5,800		Bank Zachodni WBK S.A.	657,509
2,875		BRE Bank S.A.	431,236
27,023		Cyfrowy Polsat S.A.	202,173
36,449		Enea S.A.	177,018
39,440		Energa S.A.	254,439
15,689		Eurocash S.A.	193,758
264

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

186,827	*	Get Bank S.A.	$164,672
29,577	*	Grupa Lotos S.A.	343,102
7,200		Jastrzebska Spolka Weglowa S.A.	95,530
30,815		KGHM Polska Miedz S.A.	1,264,237
526,095		Polish Oil & Gas Co	814,431
169,116		Polska Grupa Energetyczna S.A.	1,125,129
84,663		Polski Koncern Naftowy Orlen S.A.	999,648
191,685		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,179,877
12,070		Powszechny Zaklad Ubezpieczen S.A.	1,697,034
52,626		Synthos S.A.	75,733
194,976		Tauron Polska Energia S.A.	316,517
138,322		Telekomunikacja Polska S.A.	456,596
6,955		Zaklady Azotowe w Tarnowie-Moscicach S.A.	162,245
		TOTAL POLAND	13,658,158

QATAR - 0.4%
18,463		Barwa Real Estate Co	191,171
5,449		Commercial Bank of Qatar QSC	101,767
8,371		Doha Bank QSC	130,059
10,210		Industries Qatar QSC	480,369
83,988		Masraf Al Rayan	1,227,180
16,007		Ooredoo QSC	560,742
6,097	*	Qatar Electricity & Water Co	305,938
8,710		Qatar Islamic Bank SAQ	252,856
10,021		Qatar National Bank	495,589
91,640		Vodafone Qatar	480,726
		TOTAL QATAR	4,226,397

RUSSIA - 4.4%
33,708		AFK Sistema (GDR)	832,533
451,000	d	Gazprom (ADR)	3,305,830
869,465		Gazprom OAO (ADR)	6,344,217
115,662		LUKOIL (ADR)	6,448,295
56,741		Magnit OAO (GDR)	3,327,214
14,049		MegaFon OAO (GDR)	391,063
121,816		MMC Norilsk Nickel (ADR)	2,382,257
107,849		Mobile TeleSystems (ADR)	1,933,733
21,761		NovaTek OAO (GDR)	2,251,866
285,996		Rosneft Oil Co (GDR)	1,764,660
26,756		Rostelecom (ADR)	397,126
234,039		RusHydro (ADR)	395,954
626,590		Sberbank of Russian Federation (ADR)	5,198,056
39,548		Severstal (GDR)	379,868
346,603		Surgutneftegaz (ADR)	2,400,257
57,332		Tatneft (GDR)	2,037,796
3,625		TMK OAO (GDR)	32,625
57,832		Uralkali (GDR)	1,104,303
545,087		VTB Bank OJSC (GDR)	1,190,327
		TOTAL RUSSIA	42,117,980

SOUTH AFRICA - 7.1%
331,683	e	African Bank Investments Ltd	190,541
265

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

22,377		African Rainbow Minerals Ltd	$415,036
14,655	*,e	Anglo Platinum Ltd	643,373
97,022	*	AngloGold Ashanti Ltd	1,663,577
73,540		Aspen Pharmacare Holdings Ltd	1,987,538
6,919		Assore Ltd	229,209
69,063		Barclays Africa Group Ltd	1,074,568
44,200		Barloworld Ltd	419,172
70,192		Bidvest Group Ltd	1,888,261
56,058		Coronation Fund Managers Ltd	511,563
58,432		Discovery Holdings Ltd	510,945
701,716		FirstRand Ltd	2,821,195
41,232	e	Foschini Ltd	451,006
166,184		Gold Fields Ltd	655,085
428,013		Growthpoint Properties Ltd	990,548
82,008	*	Harmony Gold Mining Co Ltd	252,411
116,881		Impala Platinum Holdings Ltd	1,158,232
38,494		Imperial Holdings Ltd	708,928
48,055		Investec Ltd	413,612
13,841	e	Kumba Iron Ore Ltd	483,992
50,604	e	Kumba Resources Ltd	685,615
11,341		Liberty Holdings Ltd	136,821
198,032		Life Healthcare Group Holdings Pte Ltd	812,637
19,917	e	Massmart Holdings Ltd	260,259
72,110		Mediclinic International Ltd	573,830
191,340		Metropolitan Holdings Ltd	462,261
49,934		Mr Price Group Ltd	943,076
369,866		MTN Group Ltd	7,655,996
118,688		Nampak Ltd	450,766
89,197		Naspers Ltd (N Shares)	10,969,181
42,391	e	Nedbank Group Ltd	923,240
188,491		Network Healthcare Holdings Ltd	541,160
66,816	*	Northam Platinum Ltd	273,322
63,787	e	Pick’n Pay Stores Ltd	347,466
92,349		PPC Ltd	276,701
507,159		Redefine Income Fund Ltd	454,761
105,863		Remgro Ltd	2,284,226
144,847		RMB Holdings Ltd	751,411
83,084		RMI Holdings	241,292
384,290		Sanlam Ltd	2,179,731
104,285	*,e	Sappi Ltd	394,191
124,710		Sasol Ltd	7,193,687
101,996		Shoprite Holdings Ltd	1,539,090
34,986		Spar Group Ltd	403,785
271,766		Standard Bank Group Ltd	3,656,465
381,005	e	Steinhoff International Holdings Ltd	1,903,279
34,157		Tiger Brands Ltd	982,030
91,203	e	Truworths International Ltd	638,571
80,413	e	Vodacom Group Pty Ltd	939,877
162,679		Woolworths Holdings Ltd	1,256,194
		TOTAL SOUTH AFRICA	67,599,713
266

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

TAIWAN - 11.1%
522,000	*	Acer, Inc	$413,709
1,400,372		Advanced Semiconductor Engineering, Inc	1,663,072
59,900		Advantech Co Ltd	466,021
456,385		Asia Cement Corp	633,967
321,000		Asia Pacific Telecom Co Ltd	189,345
162,500		Asustek Computer, Inc	1,717,196
1,813,000		AU Optronics Corp	816,979
148,000		Catcher Technology Co Ltd	1,209,668
1,885,270		Cathay Financial Holding Co Ltd	3,137,078
179,960	*	Chailease Holding Co Ltd	469,631
970,994		Chang Hwa Commercial Bank	635,627
373,490		Cheng Shin Rubber Industry Co Ltd	940,279
68,453		Chicony Electronics Co Ltd	189,630
247,000	*	China Airlines	83,716
3,053,754		China Development Financial Holding Corp	1,009,499
586,189	*	China Life Insurance Co Ltd (Taiwan)	559,082
60,000		China Motor Corp	57,823
2,645,618	*	China Steel Corp	2,281,940
3,063,058	*	Chinatrust Financial Holding Co	2,143,881
887,600		Chunghwa Telecom Co Ltd	2,707,692
87,497		Clevo Co	161,111
871,000		Compal Electronics, Inc	801,727
111,000		CTCI Corp	183,682
409,000		Delta Electronics, Inc	2,779,335
1,216,384		E.Sun Financial Holding Co Ltd	808,929
35,000		Eclat Textile Co Ltd	388,175
181,000		Epistar Corp	394,072
257,100	*	Eva Airways Corp	126,711
286,299	*	Evergreen Marine Corp Tawain Ltd	164,286
162,731		Far Eastern Department Stores Co Ltd	165,157
567,532		Far Eastern Textile Co Ltd	634,170
395,000		Far EasTone Telecommunications Co Ltd	819,362
36,256		Farglory Land Development Co Ltd	50,845
1,452,805		First Financial Holding Co Ltd	987,104
729,270		Formosa Chemicals & Fibre Corp	1,774,365
6,941		Formosa International Hotels Corp	82,586
372,000		Formosa Petrochemical Corp	947,876
947,600		Formosa Plastics Corp	2,427,368
104,000		Formosa Taffeta Co Ltd	114,634
171,658		Foxconn Technology Co Ltd	424,273
1,611,812		Fubon Financial Holding Co Ltd	2,530,249
1,926,800		Fuhwa Financial Holdings Co Ltd	1,070,054
58,000		Giant Manufacturing Co Ltd	475,736
8,000		Hermes Microvision, Inc	310,244
150,500		High Tech Computer Corp	656,617
52,200		Highwealth Construction Corp	120,015
39,524		Hiwin Technologies Corp	424,771
2,470,423	*	Hon Hai Precision Industry Co, Ltd	8,465,366
53,000		Hotai Motor Co Ltd	686,444
1,071,124		Hua Nan Financial Holdings Co Ltd	688,515
1,548,694		InnoLux Display Corp	730,745
512,000	*	Inotera Memories, Inc	875,018
267

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

516,060		Inventec Co Ltd	$458,756
52,000		Kinsus Interconnect Technology Corp	214,978
23,000		Largan Precision Co Ltd	1,766,952
423,946		Lite-On Technology Corp	711,279
314,961		MediaTek, Inc	4,874,378
2,369,655		Mega Financial Holding Co Ltd	2,080,959
36,000		Merida Industry Co Ltd	281,116
1,041,860		Nan Ya Plastics Corp	2,420,781
125,000		Novatek Microelectronics Corp Ltd	632,837
337,000		Pegatron Technology Corp	638,592
28,000		Phison Electronics Corp	205,178
439,000		Pou Chen Corp	490,707
118,000		Powertech Technology, Inc	196,873
155,000		President Chain Store Corp	1,233,031
611,000		Quanta Computer, Inc	1,706,473
93,814		Radiant Opto-Electronics Corp	389,659
91,085		Realtek Semiconductor Corp	288,475
126,735		Ruentex Development Co Ltd	227,057
96,730		Ruentex Industries Ltd	243,526
37,120		Scinopharm Taiwan Ltd	89,012
1,396,725	*	Shin Kong Financial Holding Co Ltd	463,927
630,000		Siliconware Precision Industries Co	859,876
49,490		Simplo Technology Co Ltd	268,572
1,231,384		SinoPac Financial Holdings Co Ltd	577,463
51,240	*	Standard Foods Corp	145,646
252,000		Synnex Technology International Corp	393,913
1,504,490		Taishin Financial Holdings Co Ltd	802,929
341,497	*	Taiwan Business Bank	108,830
793,914		Taiwan Cement Corp	1,181,887
1,073,074		Taiwan Cooperative Financial Holding	638,647
184,000		Taiwan Fertilizer Co Ltd	373,041
172,129		Taiwan Glass Industrial Corp	151,096
415,200		Taiwan Mobile Co Ltd	1,270,734
5,396,000		Taiwan Semiconductor Manufacturing Co Ltd	21,634,087
403,000		Teco Electric and Machinery Co Ltd	510,852
48,626		TPK Holding Co Ltd	305,232
28,000		Transcend Information, Inc	95,674
42,567		TSRC Corp	62,945
55,000	*	U-Ming Marine Transport Corp	86,680
274,000		Unimicron Technology Corp	229,627
969,819		Uni-President Enterprises Corp	1,846,202
2,721,000		United Microelectronics Corp	1,255,135
160,000		Vanguard International Semiconductor Corp	228,960
643,000	*	Walsin Lihwa Corp	239,134
404,538		Wistron Corp	386,523
252,500		WPG Holdings Co Ltd	334,761
223,700	*	Yang Ming Marine Transport	92,593
141,000		Yulon Motor Co Ltd	230,031
33,127		Zhen Ding Technology Holding Ltd	99,258
		TOTAL TAIWAN	106,620,251
268

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

THAILAND - 2.0%
220,900		Advanced Info Service PCL (Foreign)	$1,420,894
87,600		Airports of Thailand PCL (Foreign)	579,615
176,900		Bangkok Bank PCL (Foreign)	1,078,464
686,000		Bangkok Dusit Medical Services PCL	361,190
473,000		Banpu PCL (Foreign)	475,062
177,700		BEC World PCL (Foreign)	273,938
970,600		BTS Group Holdings PCL (Foreign)	257,159
96,000		Bumrungrad Hospital PCL	358,501
245,600		Central Pattana PCL (Foreign)	361,781
551,900		Charoen Pokphand Foods PCL	456,424
913,100		CP Seven Eleven PCL (Foreign)	1,309,106
82,500		Glow Energy PCL (Foreign)	216,960
482,438		Home Product Center PCL (Foreign)	154,235
266,178		Indorama Ventures PCL (Foreign)	217,601
2,843,900		IRPC PCL (Foreign)	298,256
361,200		Kasikornbank PCL (Foreign)	2,366,776
674,350		Krung Thai Bank PCL (Foreign)	447,963
195,700		Minor International PCL (Foreign)	195,824
347,684		PTT Exploration & Production PCL (Foreign)	1,751,628
329,641		PTT Global Chemical PCL (Foreign)	671,702
210,500		PTT PCL (Foreign)	2,084,822
87,200		Siam Cement PCL (Foreign)	1,161,066
349,200		Siam Commercial Bank PCL (Foreign)	1,922,129
246,400		Thai Oil PCL (Foreign)	394,780
1,958,700		TMB Bank PCL (Foreign)	172,628
946,800	*	True Corp PCL (Foreign)	277,470
		TOTAL THAILAND	19,265,974

TURKEY - 1.6%
408,335		Akbank TAS	1,619,414
42,122	*	Anadolu Efes Biracilik Ve Malt Sanayii AS	510,871
42,401		Arcelik AS	268,269
45,609		BIM Birlesik Magazalar AS	1,080,015
15,015		Coca-Cola Icecek AS	376,674
415,887		Emlak Konut Gayrimenkul Yatiri	538,918
104,403		Enka Insaat ve Sanayi AS	272,108
286,527		Eregli Demir ve Celik Fabrikalari TAS	604,151
11,768		Ford Otomotiv Sanayi AS	161,192
199,341		Haci Omer Sabanci Holding AS	929,046
136,371		KOC Holding AS	715,564
6,898		Koza Altin Isletmeleri AS	71,285
30,382		TAV Havalimanlari Holding AS	249,334
18,527		Tofas Turk Otomobil Fabrik	114,722
38,811		Tupras Turkiye Petrol Rafine	948,479
126,045	*	Turk Hava Yollari	378,210
80,910		Turk Sise ve Cam Fabrikalari AS	117,610
95,157		Turk Telekomunikasyon AS	284,875
190,159	*	Turkcell Iletisim Hizmet AS	1,243,507
514,541		Turkiye Garanti Bankasi AS	2,118,995
141,892		Turkiye Halk Bankasi AS	1,068,381
360,001		Turkiye Is Bankasi (Series C)	1,004,456
166,280		Turkiye Vakiflar Bankasi Tao	390,568

269

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

31,753		Ulker Biskuvi Sanayi AS	$245,738
186,299		Yapi ve Kredi Bankasi	424,418
		TOTAL TURKEY	15,736,800

UNITED ARAB EMIRATES - 0.5%
207,575		Abu Dhabi Commercial Bank PJSC	508,052
643,416		Aldar Properties PJSC	656,883
254,336	*	Arabtec Holding Co	294,286
32,818		DP World Ltd	649,740
462,032		Dubai Financial Market	426,041
155,199		Dubai Islamic Bank PJSC	325,092
405,327		Emaar Properties PJSC	1,073,755
87,029		First Gulf Bank PJSC	429,530
122,904		National Bank of Abu Dhabi PJSC	485,185
		TOTAL UNITED ARAB EMIRATES	4,848,564

UNITED STATES - 2.8%
306,500		iShares MSCI Emerging Markets	13,430,830
28,500	e	iShares MSCI South Korea Index Fund	1,883,850
37,096		Southern Copper Corp (NY)	1,218,975
233,000	e	Vanguard Emerging Markets ETF	10,186,760
		TOTAL UNITED STATES	26,720,415

		TOTAL COMMON STOCKS	921,497,653
		(Cost $853,580,168)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
705,175	*	ITAUSA Investimentos Itau PR	2,949,691
		TOTAL BRAZIL	2,949,691

PHILIPPINES - 0.0%
307,700	*,m	Ayala Land, Inc (Preferred B)	707
		TOTAL PHILIPPINES	707

		TOTAL PREFERRED STOCKS	2,950,398
		(Cost $2,822,917)

RIGHTS / WARRANTS - 0.0%
SOUTH AFRICA - 0.0%
63,203	e,m	Steinhoff International Holdings Ltd	9,229
		TOTAL SOUTH AFRICA	9,229

THAILAND - 0.0%
368,047	m	True Corp PCL	33,930
		TOTAL THAILAND	33,930

		TOTAL RIGHTS / WARRANTS	43,159
		(Cost $0)
270

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 5.5%
TREASURY DEBT - 1.0%
$10,000,000	d	United States Treasury Bill	0.025%	08/07/14	$9,999,958
		TOTAL TREASURY DEBT			9,999,958

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.5%
42,631,380	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	42,631,380
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	42,631,380

		TOTAL SHORT-TERM INVESTMENTS	52,631,338
		(Cost $52,631,338)

		TOTAL INVESTMENTS - 102.1%	977,122,548
		(Cost $909,034,423)
		OTHER ASSETS & LIABILITIES, NET - (2.1)%	(19,941,716)
		NET ASSETS - 100.0%	$957,180,832

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt

*	Non-income producing.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,825,205.
m	Indicates a security that has been deemed illiquid.

271

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

July 31, 2014

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$274,826,342	28.7%
INFORMATION TECHNOLOGY	151,225,104	15.8
ENERGY	89,765,114	9.4
CONSUMER DISCRETIONARY	82,653,038	8.7
MATERIALS	80,161,586	8.4
CONSUMER STAPLES	74,544,615	7.8
TELECOMMUNICATION SERVICES	65,287,326	6.8
INDUSTRIALS	57,634,086	6.0
UTILITIES	31,875,777	3.3
HEALTH CARE	16,518,222	1.7
SHORT-TERM INVESTMENTS	52,631,338	5.5
OTHER ASSETS & LIABILITIES, NET	(19,941,716)	(2.1)

NET ASSETS	$957,180,832	100.0%
272

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

July 31, 2014

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUSTRALIA - 7.8%
251,721		AGL Energy Ltd	$3,431,194
174,662	e	ALS Ltd	1,252,335
1,217,678	*	Alumina Ltd	1,790,223
529,356		Amcor Ltd	5,066,617
1,306,250		AMP Ltd	6,593,811
374,778		APA Group	2,587,010
426,855		Asciano Group	2,369,468
1,218,854	*	Australia & New Zealand Banking Group Ltd	38,054,571
91,590		Australian Stock Exchange Ltd	3,058,799
159,539		Bank of Queensland Ltd	1,841,245
191,792		Bendigo Bank Ltd	2,256,470
1,430,374		BHP Billiton Ltd	50,787,465
351,152		Boral Ltd	1,727,379
691,278		Brambles Ltd	5,984,465
59,906		Caltex Australia Ltd	1,362,854
926,979		CFS Gandel Retail Trust	1,857,930
251,189		Coca-Cola Amatil Ltd	2,142,198
27,570	e	Cochlear Ltd	1,618,740
718,179		Commonwealth Bank of Australia	55,392,946
209,752		Computershare Ltd	2,531,249
160,547		Crown Ltd	2,402,453
216,884		CSL Ltd	13,512,632
2,561,562		DB RREEF Trust	2,814,414
625,655		Federation Centres	1,487,386
24,493	e	Flight Centre Ltd	1,068,511
696,254	e	Fortescue Metals Group Ltd	3,121,470
757,226		GPT Group (ASE)	2,850,920
238,116	e	Harvey Norman Holdings Ltd	675,647
190,236	e	Iluka Resources Ltd	1,541,237
722,716		Incitec Pivot Ltd	1,977,816
1,048,997		Insurance Australia Group Ltd	6,105,033
45,893		Leighton Holdings Ltd	933,361
241,209		Lend Lease Corp Ltd	3,010,090
756,125		Macquarie Goodman Group	3,706,867
129,489		Macquarie Group Ltd	6,930,196
420,419	e	Metcash Ltd	1,136,923
1,612,895		Mirvac Group	2,698,079
1,044,091		National Australia Bank Ltd	33,901,213
344,344	*	Newcrest Mining Ltd	3,439,947
164,187		Orica Ltd	3,316,097
486,708		Origin Energy Ltd	6,409,786
492,948	*	Qantas Airways Ltd	604,020
553,641		QBE Insurance Group Ltd	5,596,001
937,497		QR National Ltd	4,328,617
273

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

57,896		Ramsay Health Care Ltd	$2,579,305
25,024		REA Group Ltd	1,089,865
430,586		Santos Ltd	5,768,591
2,362,233	*	Scentre Group	7,463,757
143,470		Seek Ltd	2,168,611
165,829		Sonic Healthcare Ltd	2,773,678
749,824		SP AusNet	933,994
1,040,076		Stockland Trust Group	3,895,869
565,348		Suncorp-Metway Ltd	7,433,225
479,004		Sydney Airport	1,900,149
346,147	e	Tabcorp Holdings Ltd	1,118,499
621,871		Tattersall’s Ltd	2,042,148
1,955,331		Telstra Corp Ltd	9,915,691
301,254		Toll Holdings Ltd	1,513,432
122,124		TPG Telecom Ltd	620,211
803,605		Transurban Group	5,770,675
297,397		Treasury Wine Estates Ltd	1,362,827
512,410		Wesfarmers Ltd	20,749,611
866,674		Westfield Corp	6,024,392
1,384,754		Westpac Banking Corp	44,035,233
292,699		Woodside Petroleum Ltd	11,489,590
563,178		Woolworths Ltd	19,195,538
93,589		WorleyParsons Ltd	1,541,578
		TOTAL AUSTRALIA	466,662,154

AUSTRIA - 0.2%
31,778		Andritz AG.	1,720,040
124,519		Erste Bank der Oesterreichischen Sparkassen AG.	3,197,451
69,565	*,e,m	Immoeast AG.	0
475,586		Immofinanz Immobilien Anlagen AG.	1,506,111
65,859		OMV AG.	2,648,757
51,861		Raiffeisen International Bank Holding AG.	1,424,187
49,677		Telekom Austria AG.	475,618
49,921		Voestalpine AG.	2,196,909
17,162		Wiener Staedtische Allgemeine Versicherung AG.	851,846
		TOTAL AUSTRIA	14,020,919

BELGIUM - 1.2%
97,582		Ageas	3,502,316
66,340		Belgacom S.A.	2,167,906
33,517		Colruyt S.A.	1,623,120
45,018	e	Delhaize Group	2,937,744
36,323		Groupe Bruxelles Lambert S.A.	3,612,588
357,190		InBev NV	38,552,483
111,565	*	KBC Groep NV	6,047,388
26,123		Solvay S.A.	4,218,008
24,836	*	Telenet Group Holding NV	1,327,521
50,140	e	UCB S.A.	4,599,045
51,968	e	Umicore	2,511,545
		TOTAL BELGIUM	71,099,664
274

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
919,000	e	Yangzijiang Shipbuilding	$798,783
		TOTAL CHINA	798,783

DENMARK - 1.5%
1,247		AP Moller - Maersk AS (Class A)	2,798,427
2,914		AP Moller - Maersk AS (Class B)	6,793,461
47,340		Carlsberg AS (Class B)	4,529,418
50,712		Coloplast AS	4,287,835
289,175		Danske Bank AS	8,354,450
78,373		DSV AS	2,474,981
889,110		Novo Nordisk AS	40,927,648
105,767		Novozymes AS	5,230,111
52,248		Pandora AS	3,575,379
355,989		TDC AS	3,591,259
9,996		TrygVesta AS	1,007,122
101,353	*	Vestas Wind Systems AS	4,569,724
10,259	e	William Demant Holding	892,026
		TOTAL DENMARK	89,031,841

FINLAND - 0.9%
62,535		Elisa Oyj (Series A)	1,794,495
202,926		Fortum Oyj	5,217,179
137,701	e	Kone Oyj (Class B)	5,790,011
51,059	e	Metso Oyj	2,009,411
56,463	e	Neste Oil Oyj	1,043,374
1,667,484	e	Nokia Oyj	13,210,434
50,329	e	Nokian Renkaat Oyj	1,742,569
43,881		Orion Oyj (Class B)	1,626,853
197,879		Sampo Oyj (A Shares)	9,829,754
244,150		Stora Enso Oyj (R Shares)	2,193,699
235,462		UPM-Kymmene Oyj	3,837,691
65,120		Wartsila Oyj (B Shares)	3,279,556
		TOTAL FINLAND	51,575,026

FRANCE - 9.4%
76,287		Accor S.A.	3,694,397
14,541		Aeroports de Paris	1,991,806
153,479		Air Liquide	19,530,833
1,248,770	*,e	Alcatel S.A.	4,371,462
96,802		Alstom RGPT	3,481,509
24,905		Arkema	2,309,146
34,423		Atos Origin S.A.	2,687,914
815,771		AXA S.A.	18,742,055
471,538		BNP Paribas	31,288,169
2,396		Bollore	1,478,721
86,981		Bouygues S.A.	3,426,440
97,597		Bureau Veritas S.A.	2,517,146
63,440		Cap Gemini S.A.	4,600,243
272,208		Carrefour S.A.	9,400,634
24,696		Casino Guichard Perrachon S.A.	2,976,488
24,398		Christian Dior S.A.	4,249,643
81,763		CNP Assurances	1,606,358
275

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

198,245		Compagnie de Saint-Gobain	$9,645,971
446,785		Credit Agricole S.A.	6,043,842
55,906		Dassault Systemes S.A.	3,751,609
90,225		Edenred	2,820,199
106,394		Electricite de France	3,436,933
90,271		Essilor International S.A.	8,818,404
16,404		Eurazeo	1,232,949
261,796		European Aeronautic Defence and Space Co	15,189,447
68,743		Eutelsat Communications	2,373,978
14,013		Fonciere Des Regions	1,407,121
826,152		France Telecom S.A.	12,936,969
640,435		Gaz de France	16,513,296
9,669		Gecina S.A.	1,380,816
252,557		Groupe Danone	18,242,386
205,535		Groupe Eurotunnel S.A.	2,720,007
16,220		Icade	1,565,751
11,603		Iliad S.A.	3,200,622
15,175		Imerys S.A.	1,184,900
31,984		JC Decaux S.A.	1,098,115
43,716		Klepierre	2,068,043
82,722		Lafarge S.A.	6,438,562
51,925		Lagardere S.C.A.	1,545,787
117,555		Legrand S.A.	6,519,099
108,244		L’Oreal S.A.	18,278,069
124,344		LVMH Moet Hennessy Louis Vuitton S.A.	21,389,913
82,209		Michelin (C.G.D.E.) (Class B)	9,018,286
414,899		Natixis	2,681,009
93,981		Pernod-Ricard S.A.	10,525,044
178,864	*	Peugeot S.A.	2,667,754
33,513		PPR	7,174,592
80,234	*	Publicis Groupe S.A.	5,821,241
10,736	e	Remy Cointreau S.A.	879,095
85,465		Renault S.A.	7,134,624
117,746		Rexel S.A.	2,281,539
120,158		Safran S.A.	7,061,357
530,623		Sanofi-Aventis	55,710,547
232,711		Schneider Electric S.A.	19,723,772
66,370		SCOR	2,135,044
12,650		Societe BIC S.A.	1,744,093
320,482		Societe Generale	16,088,978
41,536	e	Sodexho Alliance S.A.	4,128,180
124,417		Suez Environnement S.A.	2,322,012
45,450		Technip S.A.	4,198,434
40,527		Thales S.A.	2,304,958
951,580	*	Total S.A.	61,371,839
43,383		Unibail-Rodamco	11,645,555
33,774		Valeo S.A.	4,046,720
48,209		Vallourec	2,133,335
183,419		Veolia Environnement	3,248,695
216,573		Vinci S.A.	14,946,331
533,399		Vivendi Universal S.A.	13,387,384
14,463		Wendel	1,897,300
276

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

81,420		Zodiac S.A.	$2,549,388
		TOTAL FRANCE	566,982,858

GERMANY - 8.8%
92,339		Adidas-Salomon AG.	7,311,816
202,557		Allianz AG.	33,722,916
17,508	e	Axel Springer AG.	985,801
409,923		BASF AG.	42,424,546
367,732		Bayer AG.	48,506,237
147,017		Bayerische Motoren Werke AG.	17,512,653
25,447		Bayerische Motoren Werke AG. (Preference)	2,411,540
45,259		Beiersdorf AG.	4,079,384
22,585		Brenntag AG.	3,626,006
22,572		Celesio AG.	772,154
432,046	*	Commerzbank AG.	6,207,640
49,606		Continental AG.	10,683,366
428,935		Daimler AG. (Registered)	35,395,162
614,886		Deutsche Bank AG.	21,028,161
85,385		Deutsche Boerse AG.	6,181,427
101,948		Deutsche Lufthansa AG.	1,798,373
430,100		Deutsche Post AG.	13,760,908
1,388,072		Deutsche Telekom AG.	22,525,144
125,860		Deutsche Wohnen AG.	2,723,258
889,001		E.ON AG.	16,782,846
16,303	e	Fraport AG. Frankfurt Airport Services Worldwide	1,071,478
96,616		Fresenius Medical Care AG.	6,697,217
55,693		Fresenius SE	8,328,300
30,735	e	Fuchs Petrolub AG. (Preference)	1,233,459
82,541		GEA Group AG.	3,703,638
25,953		Hannover Rueckversicherung AG.	2,215,443
62,317		HeidelbergCement AG.	4,622,660
53,013		Henkel KGaA	5,046,656
78,838		Henkel KGaA (Preference)	8,766,799
10,183		Hochtief AG.	853,987
13,845		Hugo Boss AG.	1,986,564
502,175		Infineon Technologies AG.	5,533,226
75,860	e	K&S AG.	2,324,472
10,776		Kabel Deutschland Holding AG.	1,539,578
40,485		Lanxess AG.	2,578,567
82,495		Linde AG.	16,825,570
16,555		MAN AG.	1,965,825
57,044		Merck KGaA	5,044,400
72,199		Metro AG.	2,601,691
79,868		Muenchener Rueckver AG.	16,945,760
43,297	*	Osram Licht AG.	1,748,911
70,065		Porsche AG.	6,548,915
214,731	*	Premiere AG.	1,931,323
96,758		ProSiebenSat. Media AG.	4,056,913
17,693		RTL Group	1,801,076
216,463		RWE AG.	8,690,626
410,852		SAP AG.	32,289,626
353,388		Siemens AG.	43,642,048
277

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

123,318		Telefonica Deutschland Holding AG.	$964,166
200,997	*	ThyssenKrupp AG.	5,661,883
51,101		United Internet AG.	2,043,060
13,804		Volkswagen AG.	3,183,454
72,413		Volkswagen AG. (Preference)	16,817,094
		TOTAL GERMANY	527,703,723

HONG KONG - 3.0%
5,365,800		AIA Group Ltd	28,746,722
110,200	e	ASM Pacific Technology	1,170,956
553,967		Bank of East Asia Ltd	2,361,627
1,624,000		BOC Hong Kong Holdings Ltd	5,093,453
522,000		Cathay Pacific Airways Ltd	986,174
614,000		Cheung Kong Holdings Ltd	11,862,172
263,000		Cheung Kong Infrastructure Holdings Ltd	1,852,848
839,000	e	CLP Holdings Ltd	6,979,348
1,017,750		First Pacific Co	1,216,709
1,033,000		Galaxy Entertainment Group Ltd	8,687,179
984,000		Hang Lung Properties Ltd	3,038,943
339,200		Hang Seng Bank Ltd	5,746,238
517,283		Henderson Land Development Co Ltd	3,281,187
1,355,640	e	HKT Trust and HKT Ltd	1,601,093
2,796,292		Hong Kong & China Gas Ltd	6,119,330
609,500		Hong Kong Electric Holdings Ltd	5,444,179
491,602		Hong Kong Exchanges and Clearing Ltd	11,012,239
40		Hopewell Holdings	139
950,000		Hutchison Whampoa Ltd	12,887,165
277,792		Hysan Development Co Ltd	1,329,734
300,123		Kerry Properties Ltd	1,095,464
2,604,600		Li & Fung Ltd	3,469,643
1,016,991		Link REIT	5,769,950
662,178		MTR Corp	2,601,397
2,268,867		New World Development Co Ltd	2,861,126
1,935,999		Noble Group Ltd	2,191,615
660,013		NWS Holdings Ltd	1,221,069
1,898,336		PCCW Ltd	1,168,388
1,071,600		Sands China Ltd	7,867,356
622,192		Shangri-La Asia Ltd	981,473
1,358,562		Sino Land Co	2,337,301
859,000		SJM Holdings Ltd	2,294,959
718,655		Sun Hung Kai Properties Ltd	10,908,652
279,000		Swire Pacific Ltd (Class A)	3,592,168
556,800		Swire Properties Ltd	1,815,238
618,500		Techtronic Industries Co	1,853,819
661,762		Wharf Holdings Ltd	5,274,232
401,000		Wheelock & Co Ltd	2,021,930
330,500		Yue Yuen Industrial Holdings	1,104,477
		TOTAL HONG KONG	179,847,692

IRELAND - 0.7%
10,675,721	*	Bank of Ireland	3,751,251
328,216		CRH plc	7,660,732
278

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

67,097	*,m	Irish Bank Resolution Corp Ltd	$0
195,767		James Hardie Industries NV	2,431,161
70,013		Kerry Group plc (Class A)	5,203,176
41,178		Ryanair Holdings plc	376,966
6,628	*	Ryanair Holdings plc (ADR)	351,218
261,885		Shire Ltd	21,555,319
		TOTAL IRELAND	41,329,823

ISRAEL - 0.5%
463,935		Bank Hapoalim Ltd	2,706,247
578,224	*	Bank Leumi Le-Israel	2,270,505
858,266		Bezeq Israeli Telecommunication Corp Ltd	1,598,105
2,028		Delek Group Ltd	795,728
200,851		Israel Chemicals Ltd	1,633,170
1,227	*	Israel Corp Ltd	722,157
59,619		Mizrahi Tefahot Bank Ltd	753,881
25,688		Nice Systems Ltd	1,019,955
380,443		Teva Pharmaceutical Industries Ltd	20,371,164
		TOTAL ISRAEL	31,870,912

ITALY - 2.4%
516,877		Assicurazioni Generali S.p.A.	10,788,748
181,215		Autostrade S.p.A.	4,796,081
5,185,520		Banca Intesa S.p.A.	15,399,036
423,701		Banca Intesa S.p.A. RSP	1,132,209
1,959,672	*	Banca Monte dei Paschi di Siena S.p.A	3,542,534
378,533		Banche Popolari Unite Scpa	3,116,429
162,030	*	Banco Popolare SC	2,502,335
774,275	e	Enel Green Power S.p.A	2,141,575
2,952,343		Enel S.p.A.	16,807,629
1,136,757		ENI S.p.A.	28,925,814
44,445	e	Exor S.p.A.	1,701,446
389,589	*	Fiat S.p.A.	3,739,087
181,763	*,e	Finmeccanica S.p.A.	1,674,561
408,130		Fondiaria-Sai S.p.A	1,235,492
76,461		Luxottica Group S.p.A.	4,218,286
269,305		Mediobanca S.p.A.	2,373,677
104,908		Pirelli & C S.p.A.	1,564,517
89,843		Prysmian S.p.A.	1,910,445
118,274		Saipem S.p.A.	2,754,838
895,174		Snam Rete Gas S.p.A.	5,276,945
2,701,097		Telecom Italia RSP	2,525,449
4,446,728	e	Telecom Italia S.p.A.	5,123,927
666,330		Terna Rete Elettrica Nazionale S.p.A.	3,504,355
1,986,026		UniCredit S.p.A	15,493,222
		TOTAL ITALY	142,248,637

JAPAN - 20.5%
11,500		ABC-Mart, Inc	621,046
176,400	*,e	Acom Co Ltd	694,574
71,500	e	Advantest Corp	798,262
280,700		Aeon Co Ltd	3,151,732
279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

50,600		Aeon Credit Service Co Ltd	$1,153,189
50,400		Aeon Mall Co Ltd	1,181,047
65,000		Air Water, Inc	1,039,546
84,700		Aisin Seiki Co Ltd	3,289,569
258,000		Ajinomoto Co, Inc	3,966,010
19,400		Alfresa Holdings Corp	1,158,190
509,000	e	All Nippon Airways Co Ltd	1,259,276
159,000		Amada Co Ltd	1,544,376
511,000		Aozora Bank Ltd	1,736,422
171,500		Asahi Breweries Ltd	5,172,205
446,000		Asahi Glass Co Ltd	2,642,906
557,000		Asahi Kasei Corp	4,402,039
71,800		Asics Corp	1,523,775
967,100		Astellas Pharma, Inc	13,114,457
150,000		Bank of Kyoto Ltd	1,362,543
521,000		Bank of Yokohama Ltd	2,964,558
29,400		Benesse Corp	1,107,552
287,700		Bridgestone Corp	10,383,195
104,100		Brother Industries Ltd	1,862,484
33,200		Calbee, Inc	985,946
509,200	*	Canon, Inc	16,658,605
92,400	e	Casio Computer Co Ltd	1,554,663
63,800		Central Japan Railway Co	9,060,995
327,000		Chiba Bank Ltd	2,380,391
70,000		Chiyoda Corp	828,803
284,800	*	Chubu Electric Power Co, Inc	3,310,685
98,158		Chugai Pharmaceutical Co Ltd	3,266,983
74,900		Chugoku Bank Ltd	1,150,776
130,700		Chugoku Electric Power Co, Inc	1,737,739
118,000		Citizen Watch Co Ltd	938,206
65,300		Credit Saison Co Ltd	1,284,830
245,000		Dai Nippon Printing Co Ltd	2,513,293
124,000		Daicel Chemical Industries Ltd	1,251,459
130,000		Daido Steel Co Ltd	607,491
85,000	*	Daihatsu Motor Co Ltd	1,508,757
468,700		Dai-ichi Mutual Life Insurance Co	6,602,403
287,400		Daiichi Sankyo Co Ltd	5,225,987
104,100		Daikin Industries Ltd	7,149,479
70,500	e	Dainippon Sumitomo Pharma Co Ltd	861,871
32,100		Daito Trust Construction Co Ltd	3,868,884
262,000		Daiwa House Industry Co Ltd	5,318,394
734,000		Daiwa Securities Group, Inc	6,162,650
50,800	e	Dena Co Ltd	655,179
220,000		Denso Corp	10,147,626
95,600		Dentsu, Inc	3,786,339
25,700		Don Quijote Co Ltd	1,388,671
148,300		East Japan Railway Co	11,879,875
113,800		Eisai Co Ltd	4,820,551
51,300		Electric Power Development Co	1,652,744
26,100		FamilyMart Co Ltd	1,172,178
86,100		Fanuc Ltd	14,880,686
23,600		Fast Retailing Co Ltd	7,791,489
280

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

247,000	*	Fuji Electric Holdings Co Ltd	$1,273,586
260,000		Fuji Heavy Industries Ltd	7,414,494
204,200		Fujifilm Holdings Corp	5,829,057
830,000		Fujitsu Ltd	6,362,345
342,000		Fukuoka Financial Group, Inc	1,749,579
52,800	*,e	Gree, Inc	416,860
185,000	e	GungHo Online Entertainment Inc	1,041,512
170,000		Gunma Bank Ltd	1,000,243
185,000		Hachijuni Bank Ltd	1,137,281
103,200		Hakuhodo DY Holdings, Inc	1,083,488
31,200		Hamamatsu Photonics KK	1,466,605
501,000		Hankyu Hanshin Holdings, Inc	2,916,753
7,300		Hikari Tsushin, Inc	534,457
113,400		Hino Motors Ltd	1,568,212
13,300		Hirose Electric Co Ltd	1,869,224
222,000		Hiroshima Bank Ltd	1,077,279
25,300		Hisamitsu Pharmaceutical Co, Inc	1,007,794
43,700		Hitachi Chemical Co Ltd	768,680
48,200	e	Hitachi Construction Machinery Co Ltd	983,800
27,500		Hitachi High-Technologies Corp	737,682
2,149,000		Hitachi Ltd	16,656,468
98,000		Hitachi Metals Ltd	1,593,614
541,000		Hokuhoku Financial Group, Inc	1,110,776
75,700	*	Hokuriku Electric Power Co	980,360
726,200		Honda Motor Co Ltd	25,279,791
194,000		Hoya Corp	6,281,437
53,300	*	Ibiden Co Ltd	1,065,042
37,600		Idemitsu Kosan Co Ltd	768,535
71,100		Iida Group Holdings Co Ltd	1,059,370
388,500		Inpex Holdings, Inc	5,757,822
148,080		Isetan Mitsukoshi Holdings Ltd	1,834,986
595,000		Ishikawajima-Harima Heavy Industries Co Ltd	2,751,571
529,000		Isuzu Motors Ltd	3,671,583
684,700		Itochu Corp	8,718,103
10,500		Itochu Techno-Science Corp	469,580
108,600		Iyo Bank Ltd	1,100,096
216,400		J Front Retailing Co Ltd	1,458,198
26,500		Japan Airlines Co Ltd	1,463,792
166,000	*	Japan Display, Inc	948,591
345		Japan Prime Realty Investment Corp	1,193,575
521	*	Japan Real Estate Investment Corp	2,928,509
1,010		Japan Retail Fund Investment Corp	2,225,631
493,200		Japan Tobacco, Inc	17,344,620
217,200		JFE Holdings, Inc	4,584,235
91,000		JGC Corp	2,757,515
298,000		Joyo Bank Ltd	1,585,542
79,100		JSR Corp	1,363,839
93,600		JTEKT Corp	1,620,511
1,000,800		JX Holdings, Inc	5,146,215
371,000		Kajima Corp	1,725,173
67,100		Kakaku.com, Inc	1,135,601
103,000		Kamigumi Co Ltd	985,109
281

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

118,000		Kaneka Corp	$709,652
316,700		Kansai Electric Power Co, Inc	2,892,788
102,000		Kansai Paint Co Ltd	1,709,281
229,900		Kao Corp	9,454,455
632,000		Kawasaki Heavy Industries Ltd	2,458,550
259,700		KDDI Corp	14,928,303
209,000	e	Keihin Electric Express Railway Co Ltd	1,841,280
254,000		Keio Corp	2,025,939
122,000		Keisei Electric Railway Co Ltd	1,250,682
20,300		Keyence Corp	8,843,588
67,000		Kikkoman Corp	1,467,366
818,000		Kintetsu Corp	2,978,631
370,500		Kirin Brewery Co Ltd	5,193,388
1,348,000		Kobe Steel Ltd	2,194,299
42,000	*	Koito Manufacturing Co Ltd	1,150,831
413,300		Komatsu Ltd	9,165,882
46,000	e	Konami Corp	1,067,967
213,600		Konica Minolta Holdings, Inc	2,280,373
501,000		Kubota Corp	6,595,811
151,600		Kuraray Co Ltd	1,985,734
45,300		Kurita Water Industries Ltd	1,040,917
144,100		Kyocera Corp	6,979,782
115,000		Kyowa Hakko Kogyo Co Ltd	1,579,938
189,600	*	Kyushu Electric Power Co, Inc	2,105,213
29,500		Lawson, Inc	2,209,144
117,600		LIXIL Group Corp	2,850,838
11,400		Mabuchi Motor Co Ltd	899,085
52,400		Makita Corp	3,099,303
736,000		Marubeni Corp	5,172,635
104,600		Marui Co Ltd	1,009,316
19,900		Maruichi Steel Tube Ltd	550,858
984,600		Matsushita Electric Industrial Co Ltd	12,276,411
239,400		Mazda Motor Corp	5,752,130
32,100	e	McDonald’s Holdings Co Japan Ltd	807,940
59,000		Mediceo Paltac Holdings Co Ltd	743,559
27,000		MEIJI Holdings Co Ltd	1,935,264
305,600		Millea Holdings, Inc	9,610,131
24,100		Miraca Holdings, Inc	1,115,346
599,300		Mitsubishi Chemical Holdings Corp	2,622,906
626,700		Mitsubishi Corp	13,205,734
863,000		Mitsubishi Electric Corp	11,392,924
563,000		Mitsubishi Estate Co Ltd	13,767,083
172,000		Mitsubishi Gas Chemical Co, Inc	1,117,739
1,344,000		Mitsubishi Heavy Industries Ltd	8,761,043
55,000	e	Mitsubishi Logistics Corp	833,895
500,000		Mitsubishi Materials Corp	1,817,616
285,399		Mitsubishi Motors Corp	3,251,572
5,671,180		Mitsubishi UFJ Financial Group, Inc	33,444,651
217,000		Mitsubishi UFJ Lease & Finance Co Ltd	1,215,441
776,100		Mitsui & Co Ltd	12,446,621
360,000	*,e	Mitsui Chemicals, Inc	970,510
419,000		Mitsui Fudosan Co Ltd	13,836,973
282

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

483,000		Mitsui OSK Lines Ltd	$1,789,633
224,100		Mitsui Sumitomo Insurance Group Holdings, Inc	5,101,043
1,473,000		Mitsui Trust Holdings, Inc	6,410,063
10,351,407		Mizuho Financial Group, Inc	20,096,962
89,800		Murata Manufacturing Co Ltd	8,560,210
51,000		Nabtesco Corp	1,152,249
365,000	*	Nagoya Railroad Co Ltd	1,527,392
78,200		Namco Bandai Holdings, Inc	1,979,149
1,160,000		NEC Corp	4,478,596
57,700		Nexon Co Ltd	556,671
116,000		NGK Insulators Ltd	2,744,598
80,088		NGK Spark Plug Co Ltd	2,394,427
71,100		NHK Spring Co Ltd	696,284
89,800		Nidec Corp	5,848,374
149,600	e	Nikon Corp	2,320,278
48,500		Nintendo Co Ltd	5,387,863
616	*	Nippon Building Fund, Inc	3,458,362
182,000		Nippon Electric Glass Co Ltd	1,019,650
372,000		Nippon Express Co Ltd	1,798,935
78,000		Nippon Meat Packers, Inc	1,596,706
76,000		Nippon Paint Co Ltd	1,751,165
584		Nippon ProLogis REIT, Inc	1,358,390
3,386,000		Nippon Steel Corp	10,224,567
166,500		Nippon Telegraph & Telephone Corp	11,056,308
708,000		Nippon Yusen Kabushiki Kaisha	2,028,582
1,121,200		Nissan Motor Co Ltd	10,999,426
87,200		Nisshin Seifun Group, Inc	1,018,315
26,100		Nissin Food Products Co Ltd	1,434,096
31,400		Nitori Co Ltd	1,763,763
68,900		Nitto Denko Corp	3,074,761
147,000		NKSJ Holdings, Inc	3,711,968
40,500		NOK Corp	826,984
1,618,300		Nomura Holdings, Inc	10,217,250
55,000		Nomura Real Estate Holdings, Inc	1,021,904
49,300		Nomura Research Institute Ltd	1,552,221
210,000		NSK Ltd	2,954,330
56,000		NTT Data Corp	2,132,603
682,700		NTT DoCoMo, Inc	11,971,927
53,700		NTT Urban Development Corp	585,038
291,000		Obayashi Corp	2,123,800
275,000	e	Odakyu Electric Railway Co Ltd	2,693,968
351,000		OJI Paper Co Ltd	1,412,677
106,500	*	Olympus Corp	3,832,272
91,200		Omron Corp	4,044,967
36,800		Ono Pharmaceutical Co Ltd	3,112,885
18,100		Oracle Corp Japan	766,887
22,000		Oriental Land Co Ltd	4,131,299
580,800		ORIX Corp	9,386,467
830,000		Osaka Gas Co Ltd	3,452,209
116,600	e	Osaka Securities Exchange Co Ltd	2,652,821
21,300		Otsuka Corp	970,499
178,000		Otsuka Holdings KK	5,668,015
283

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

42,900		Park24 Co Ltd	$787,017
353,000		Rakuten, Inc	4,635,936
977,200		Resona Holdings, Inc	5,445,522
314,800		Ricoh Co Ltd	3,603,676
16,100		Rinnai Corp	1,465,824
43,200		Rohm Co Ltd	2,435,418
23,600		Sankyo Co Ltd	918,346
22,100	e	Sanrio Co Ltd	636,954
32,800		Santen Pharmaceutical Co Ltd	1,933,586
92,240		SBI Holdings, Inc	1,076,126
92,800		Secom Co Ltd	5,644,665
82,400		Sega Sammy Holdings, Inc	1,629,995
58,500		Seiko Epson Corp	2,504,144
188,000		Sekisui Chemical Co Ltd	2,254,205
241,200		Sekisui House Ltd	3,165,720
333,400		Seven & I Holdings Co Ltd	13,874,632
263,300		Seven Bank Ltd	1,056,631
693,000	*,e	Sharp Corp	2,158,558
82,500	*	Shikoku Electric Power Co, Inc	1,087,815
107,000		Shimadzu Corp	1,024,169
9,800		Shimamura Co Ltd	971,856
34,600		Shimano, Inc	4,039,230
265,000		Shimizu Corp	2,029,782
181,700		Shin-Etsu Chemical Co Ltd	11,524,896
724,000		Shinsei Bank Ltd	1,530,915
132,600		Shionogi & Co Ltd	2,862,690
159,500		Shiseido Co Ltd	3,143,571
236,000		Shizuoka Bank Ltd	2,543,493
108,400		Shoei Co Ltd	1,276,692
83,300		Showa Shell Sekiyu KK	939,497
24,400		SMC Corp	6,736,317
428,900		Softbank Corp	30,832,871
85,400		So-net M3, Inc	1,378,351
461,000	e	Sony Corp	8,402,064
75,400		Sony Financial Holdings, Inc	1,234,858
63,100		Stanley Electric Co Ltd	1,636,642
658,009		Sumitomo Chemical Co Ltd	2,501,107
501,900		Sumitomo Corp	6,614,064
333,300		Sumitomo Electric Industries Ltd	4,885,338
245,000		Sumitomo Heavy Industries Ltd	1,197,369
231,000		Sumitomo Metal Mining Co Ltd	3,848,282
571,800		Sumitomo Mitsui Financial Group, Inc	23,309,124
159,000		Sumitomo Realty & Development Co Ltd	6,564,822
76,800		Sumitomo Rubber Industries, Inc	1,112,393
61,500		Suntory Beverage & Food Ltd	2,304,677
78,000		Suruga Bank Ltd	1,520,894
31,100		Suzuken Co Ltd	991,567
162,400		Suzuki Motor Corp	5,419,289
63,600	*	Sysmex Corp	2,468,983
256,000		T&D Holdings, Inc	3,212,948
525,000		Taiheiyo Cement Corp	2,032,693
460,000		Taisei Corp	2,594,208
284

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

16,100		Taisho Pharmaceutical Holdings Co Ltd	$1,146,133
105,000	e	Taiyo Nippon Sanso Corp	920,755
119,000		Takashimaya Co Ltd	1,094,415
353,400		Takeda Pharmaceutical Co Ltd	16,119,443
104,300		Tanabe Seiyaku Co Ltd	1,515,020
54,400		TDK Corp	2,609,628
421,000		Teijin Ltd	1,042,567
133,800		Terumo Corp	3,033,920
50,400		THK Co Ltd	1,212,884
451,000		Tobu Railway Co Ltd	2,361,310
50,100		Toho Co Ltd	1,215,231
180,000	e	Toho Gas Co Ltd	994,613
200,500		Tohoku Electric Power Co, Inc	2,189,347
641,300	*	Tokyo Electric Power Co, Inc	2,502,101
77,300		Tokyo Electron Ltd	5,049,498
1,050,000		Tokyo Gas Co Ltd	5,998,330
184,000		Tokyo Tatemono Co Ltd	1,571,513
502,000		Tokyu Corp	3,608,952
211,100		Tokyu Fudosan Holdings Corp	1,601,148
125,000		TonenGeneral Sekiyu KK	1,091,673
245,000		Toppan Printing Co Ltd	1,866,258
647,000		Toray Industries, Inc	4,379,443
1,792,000		Toshiba Corp	7,970,197
124,000		Toto Ltd	1,554,305
72,500		Toyo Seikan Kaisha Ltd	1,129,136
39,000		Toyo Suisan Kaisha Ltd	1,182,954
27,400		Toyoda Gosei Co Ltd	556,455
71,600		Toyota Industries Corp	3,488,225
1,229,300		Toyota Motor Corp	72,577,884
92,600		Toyota Tsusho Corp	2,574,347
46,300		Trend Micro, Inc	1,648,162
54,500		Uni-Charm Corp	3,337,183
1,114	*	United Urban Investment Corp	1,788,930
97,000		USS Co Ltd	1,694,544
72,800		West Japan Railway Co	3,301,938
639,400		Yahoo! Japan Corp	2,893,118
38,600	e	Yakult Honsha Co Ltd	2,039,572
383,100	e	Yamada Denki Co Ltd	1,359,713
94,000		Yamaguchi Financial Group, Inc	962,860
73,700		Yamaha Corp	1,123,032
115,500		Yamaha Motor Co Ltd	1,913,362
17,000		Yamato Kogyo Co Ltd	552,587
160,400		Yamato Transport Co Ltd	3,341,245
49,000		Yamazaki Baking Co Ltd	620,210
103,900	e	Yaskawa Electric Corp	1,354,103
96,000		Yokogawa Electric Corp	1,209,129
93,000		Yokohama Rubber Co Ltd	805,236
		TOTAL JAPAN	1,230,908,460

JERSEY, C.I. - 0.1%
39,375		Randgold Resources Ltd	3,390,457
		TOTAL JERSEY, C.I.	3,390,457
285

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

LUXEMBOURG - 0.3%
35,893	*	Altice S.A.	$2,059,720
448,368	e	ArcelorMittal	6,808,442
29,188	e	Millicom International Cellular S.A.	2,483,352
133,753		SES Global S.A.	4,916,349
207,912		Tenaris S.A.	4,475,751
		TOTAL LUXEMBOURG	20,743,614

MACAU - 0.1%
413,200		MGM China Holdings Ltd	1,510,926
688,000	e	Wynn Macau Ltd	2,931,849
		TOTAL MACAU	4,442,775

MEXICO - 0.0%
97,078	e	Fresnillo plc	1,517,292
		TOTAL MEXICO	1,517,292

NETHERLANDS - 4.5%
803,690		Aegon NV	6,517,656
106,843		Akzo Nobel NV	7,695,216
159,502		ASML Holding NV	15,042,668
37,958		Boskalis Westminster	2,027,288
30,428		Corio NV	1,616,531
87,306		Delta Lloyd NV	2,016,659
76,345		DSM NV	5,274,164
32,548	e	Fugro NV	1,253,303
35,126	e	Gemalto NV	3,430,645
46,198		Heineken Holding NV	2,941,329
102,089		Heineken NV	7,171,277
1,717,310	*	ING Groep NV	22,303,706
410,218		Koninklijke Ahold NV	7,152,692
432,153		Koninklijke Philips Electronics NV	13,319,200
31,090	e	Koninklijke Vopak NV	1,439,156
37,131	*,e	OCI NV	1,418,812
55,271		Randstad Holdings NV	2,739,827
309,192		Reed Elsevier NV	6,960,061
1,741,143		Royal Dutch Shell plc (A Shares)	71,588,591
1,094,033		Royal Dutch Shell plc (B Shares)	47,111,012
1,423,576	*	Royal KPN NV	4,552,100
194,773		TNT Express NV	1,569,511
727,042		Unilever NV	29,922,141
133,927		Wolters Kluwer NV	3,710,621
67,238		Ziggo NV	3,032,109
		TOTAL NETHERLANDS	271,806,275

NEW ZEALAND - 0.1%
416,347		Auckland International Airport Ltd	1,346,014
166,934		Contact Energy Ltd	783,909
303,968		Fletcher Building Ltd	2,339,638
165,795		Ryman Healthcare Ltd	1,136,191
804,052		Telecom Corp of New Zealand Ltd	1,939,840
286

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

28,077	*	Xero Ltd	$591,266
		TOTAL NEW ZEALAND	8,136,858

NORWAY - 0.8%
69,246		Aker Kvaerner ASA	1,021,938
435,411		DNB NOR Holding ASA	7,716,171
88,713		Gjensidige Forsikring BA	1,716,020
602,983	e	Norsk Hydro ASA	3,574,830
357,247		Orkla ASA	3,233,650
168,532	e	Seadrill Ltd (Oslo Exchange)	6,054,889
496,682	e	Statoil ASA	14,192,475
332,973		Telenor ASA	7,662,721
80,834	e	Yara International ASA	3,704,578
		TOTAL NORWAY	48,877,272

PORTUGAL - 0.2%
15,608,421	*,e	Banco Comercial Portugues S.A.	2,229,180
1,165,001	*,e	Banco Espirito Santo S.A.	312,706
1,028,040		Energias de Portugal S.A.	4,814,398
169,443		Galp Energia SGPS S.A.	3,007,478
113,463	e	Jeronimo Martins SGPS S.A.	1,483,096
		TOTAL PORTUGAL	11,846,858

SINGAPORE - 1.5%
935,960		Ascendas REIT	1,746,363
939,000		CapitaCommercial Trust	1,252,244
1,154,000		CapitaLand Ltd	3,180,073
1,092,330		CapitaMall Trust	1,721,052
178,400	e	City Developments Ltd	1,506,737
877,000		ComfortDelgro Corp Ltd	1,812,526
768,121		DBS Group Holdings Ltd	11,191,005
2,675,400	e	Genting International plc	2,852,757
1,378,000		Global Logistic Properties	3,067,658
3,118,647	e	Golden Agri-Resources Ltd	1,331,324
2,474,300		Hutchison Port Holdings Trust	1,840,859
48,009		Jardine Cycle & Carriage Ltd	1,784,008
636,400		Keppel Corp Ltd	5,578,037
300,000		Keppel Land Ltd	872,522
217,000	e	Olam International Ltd	429,651
1,164,826	e	Oversea-Chinese Banking Corp	9,296,364
429,460		SembCorp Industries Ltd	1,880,636
371,600	e	SembCorp Marine Ltd	1,229,847
238,933		Singapore Airlines Ltd	1,972,967
354,000		Singapore Exchange Ltd	1,997,056
732,000	e	Singapore Press Holdings Ltd	2,432,178
685,000		Singapore Technologies Engineering Ltd	2,080,313
3,553,403		Singapore Telecommunications Ltd	11,557,450
276,000		StarHub Ltd	940,266
576,158		United Overseas Bank Ltd	11,119,066
202,302		United Overseas Land Ltd	1,071,796
847,000	e	Wilmar International Ltd	2,211,398
		TOTAL SINGAPORE	87,956,153
287

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 3.5%
187,050		Abertis Infraestructuras S.A. (Continuous)	$4,099,658
82,579		ACS Actividades Construccion y Servicios S.A.	3,611,124
167,448	e	Amadeus IT Holding S.A.	6,589,187
2,608,784		Banco Bilbao Vizcaya Argentaria S.A.	32,068,986
1,517,144	e	Banco de Sabadell S.A.	4,924,915
778,549		Banco Popular Espanol S.A.	4,751,149
5,224,519		Banco Santander Central Hispano S.A.	52,492,250
2,050,081	*	Bankia S.A.	4,016,237
794,400		CaixaBank S.A.	4,776,890
193,991		Cintra Concesiones de Infraestructuras de Transporte S.A.	4,064,539
441,616		Corp Mapfre S.A.	1,698,621
271,522		Distribuidora Internacional de Alimentacion S.A.	2,250,573
88,507		Enagas	2,944,590
154,154		Gas Natural SDG S.A.	4,736,034
66,539		Grifols S.A.	3,003,425
2,356,382		Iberdrola S.A.	17,530,752
489,970		Inditex S.A.	14,313,477
47,634		Red Electrica de Espana	4,093,155
396,652		Repsol YPF S.A.	9,891,530
1,810,269		Telefonica S.A.	29,511,914
82,934	e	Zardoya Otis S.A.	1,268,492
		TOTAL SPAIN	212,637,498

SWEDEN - 3.0%
139,140	e	Alfa Laval AB	3,159,634
147,884		Assa Abloy AB (Class B)	7,266,329
299,635	e	Atlas Copco AB (A Shares)	8,939,570
176,687		Atlas Copco AB (B Shares)	4,768,224
124,838		Boliden AB	2,022,392
107,078		Electrolux AB (Series B)	2,655,751
165,775	e	Elekta AB (B Shares)	2,031,293
1,355,692		Ericsson (LM) (B Shares)	16,880,910
89,146		Getinge AB (B Shares)	2,180,530
426,936		Hennes & Mauritz AB (B Shares)	17,453,755
111,825		Hexagon AB (B Shares)	3,467,807
184,614		Husqvarna AB (B Shares)	1,456,131
55,660		Industrivarden AB	1,034,631
200,722		Investor AB (B Shares)	7,215,746
104,682		Kinnevik Investment AB (Series B)	4,345,079
100,381	*	Lundin Petroleum AB	1,799,196
1,345,409		Nordea Bank AB	18,042,973
471,507		Sandvik AB	5,931,102
143,224		Securitas AB (B Shares)	1,665,229
672,086		Skandinaviska Enskilda Banken AB (Class A)	8,997,193
172,386		Skanska AB (B Shares)	3,581,927
175,580		SKF AB (B Shares)	4,138,799
261,490		Svenska Cellulosa AB (B Shares)	6,439,461
220,699		Svenska Handelsbanken (A Shares)	10,628,951
401,467		Swedbank AB (A Shares)	10,284,627
90,379		Swedish Match AB	2,962,322
288

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

141,369		Tele2 AB	$1,724,625
1,079,013		TeliaSonera AB	8,081,512
683,990		Volvo AB (B Shares)	8,350,635
		TOTAL SWEDEN	177,506,334

SWITZERLAND - 9.3%
976,443		ABB Ltd	22,456,104
45,378		Actelion Ltd	5,450,163
75,408		Adecco S.A.	5,640,408
38,570		Aryzta AG.	3,488,676
20,876		Baloise Holding AG.	2,513,579
970	e	Barry Callebaut AG.	1,192,735
232,143		Cie Financiere Richemont S.A.	22,028,563
88,169		Coca-Cola HBC AG.	2,065,677
675,277		Credit Suisse Group	18,318,748
3,966		EMS-Chemie Holding AG.	1,708,921
16,672		Geberit AG.	5,586,384
4,069		Givaudan S.A.	6,655,221
4,727,652		Glencore Xstrata plc	28,567,434
101,790		Holcim Ltd	8,144,878
98,502		Julius Baer Group Ltd	4,178,663
24,194		Kuehne & Nagel International AG.	3,226,458
399		Lindt & Spruengli AG.	2,074,141
48	e	Lindt & Spruengli AG. (Registered)	2,991,186
23,399		Lonza Group AG.	2,594,800
1,436,081		Nestle S.A.	106,327,442
1,025,082		Novartis AG.	89,180,692
15,892		Pargesa Holding S.A.	1,345,173
7,679		Partners Group	1,924,935
23,539		Phonak Holding AG.	3,652,175
312,438		Roche Holding AG.	90,671,249
20,559		Schindler Holding AG.	3,072,503
9,933		Schindler Holding AG. (Registered)	1,471,291
2,425		SGS S.A.	5,282,724
948		Sika AG.	3,687,734
281,793		STMicroelectronics NV	2,345,875
10,472		Sulzer AG.	1,384,745
13,650		Swatch Group AG.	7,279,304
21,636		Swatch Group AG. (Registered)	2,166,556
14,893		Swiss Life Holding	3,443,981
27,164		Swiss Prime Site AG.	2,155,608
159,035		Swiss Re Ltd	13,519,168
10,317		Swisscom AG.	5,728,003
41,156		Syngenta AG.	14,579,688
1,624,387		UBS AG.	27,909,450
66,261		Zurich Financial Services AG.	19,249,461
		TOTAL SWITZERLAND	555,260,496

UNITED KINGDOM - 18.8%
435,654		3i Group plc	2,767,043
412,154		Aberdeen Asset Management plc	2,861,341
126,425		Acergy S.A.	2,111,659
289

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

85,489		Admiral Group plc	$2,097,618
112,768		Aggreko plc	3,265,604
133,997		AMEC plc	2,565,072
621,350		Anglo American plc (London)	16,686,950
174,381		Antofagasta plc	2,372,897
627,754		ARM Holdings plc	8,936,996
24,896	*,e	ASOS plc	1,046,601
162,332		Associated British Foods plc	7,599,061
563,722		AstraZeneca plc	41,160,959
1,305,890		Aviva plc	11,051,466
223,931		Babcock International Group	4,138,462
1,416,740		BAE Systems plc	10,210,374
7,284,911		Barclays plc	27,614,825
1,518,670		BG Group plc	29,947,014
941,728		BHP Billiton plc	32,124,221
8,223,146		BP plc	66,967,164
839,806		British American Tobacco plc	49,197,823
427,248		British Land Co plc	5,054,681
451,545		British Sky Broadcasting plc	6,683,721
3,523,776		BT Group plc	23,069,789
148,944		Bunzl plc	3,992,208
195,450		Burberry Group plc	4,647,516
290,402		Capita Group plc	5,880,172
2,282,059		Centrica plc	11,890,573
415,506	e	CNH Industrial NV	3,835,086
499,720		Cobham plc	2,465,632
745,186		Compass Group plc	12,142,474
60,179		Croda International plc	2,134,620
1,125,124		Diageo plc	33,790,089
675,679		Direct Line Insurance Group plc	3,243,389
71,450	e	easyJet plc	1,557,267
440,050		Experian Group Ltd	7,529,570
726,551		GKN plc	4,180,331
2,170,756		GlaxoSmithKline plc	52,312,466
718,188		Group 4 Securicor plc	3,039,057
315,161		Hammerson plc	3,186,878
104,226		Hargreaves Lansdown plc	1,796,898
8,410,165		HSBC Holdings plc	90,164,655
243,490		ICAP plc	1,423,960
119,678		IMI plc	2,854,426
428,810	*	Imperial Tobacco Group plc	18,564,869
188,081		Inmarsat plc	2,306,898
105,313		InterContinental Hotels Group plc	4,272,628
453,923	*	International Consolidated Airlines Group S.A.	2,539,521
71,178		Intertek Group plc	3,073,114
247,382		Investec plc	2,139,714
1,691,195		ITV plc	5,936,380
549,815	e	J Sainsbury plc	2,898,001
90,757		Johnson Matthey plc	4,522,135
1,047,958		Kingfisher plc	5,293,105
349,077		Land Securities Group plc	6,124,300
2,613,338		Legal & General Group plc	10,309,791
290

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

424,146		Liberty International plc	$2,344,148
25,431,203	*	Lloyds TSB Group plc	31,704,421
78,389		London Stock Exchange Group plc	2,556,965
721,665		Marks & Spencer Group plc	5,223,772
349,547		Meggitt plc	2,993,014
470,072		Melrose Industries plc	2,082,129
1,651,457		National Grid plc	23,522,082
68,723		Next plc	7,843,487
2,163,373		Old Mutual plc	7,116,999
362,314		Pearson plc	6,979,434
134,846		Persimmon plc	2,840,059
117,442		Petrofac Ltd	2,164,259
1,139,793		Prudential plc	26,196,835
289,688		Reckitt Benckiser Group plc	25,572,908
513,625		Reed Elsevier plc	8,256,909
627,676		Resolution Ltd	3,510,128
311,351		Rexam plc	2,624,653
194,546		Rio Tinto Ltd	11,817,437
567,368		Rio Tinto plc	32,427,358
836,816		Rolls-Royce Group plc	14,607,755
1,098,313		Royal Bank of Scotland Group plc	6,546,438
286,798		Royal Mail plc	2,013,437
446,465	*	RSA Insurance Group plc	3,457,527
428,351		SABMiller plc	23,324,389
485,830		Sage Group plc	3,017,498
58,833		Schroders plc	2,363,876
427,680		Scottish & Southern Energy plc	10,503,379
322,690		Segro plc	1,943,662
108,498		Severn Trent plc	3,539,518
402,379		Smith & Nephew plc	6,924,824
174,072		Smiths Group plc	3,735,299
118,057	*	Sports Direct International plc	1,326,528
1,077,007		Standard Chartered plc	22,334,713
1,072,669		Standard Life plc	6,759,170
216,372		Tate & Lyle plc	2,271,596
3,608,045		Tesco plc	15,654,297
109,694		Travis Perkins plc	3,088,659
219,755	e	TUI Travel plc	1,341,434
405,132		Tullow Oil plc	4,967,133
570,760		Unilever plc	24,660,539
305,479		United Utilities Group plc	4,578,675
11,814,215		Vodafone Group plc	39,342,414
93,996		Weir Group plc	4,056,937
80,384		Whitbread plc	5,821,035
381,942		William Hill plc	2,263,900
956,241	e	WM Morrison Supermarkets plc	2,714,099
117,760		Wolseley plc	6,130,824
595,554		WPP plc	11,855,424
		TOTAL UNITED KINGDOM	1,128,501,040

UNITED STATES - 0.5%
80,805		Carnival plc	2,910,810
291

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

255,399	d,e	iShares MSCI EAFE Index Fund			$17,007,020
105,103	*	Qiagen NV			2,566,637
161,185	e	Transocean Ltd			6,477,107
		TOTAL UNITED STATES			28,961,574

		TOTAL COMMON STOCKS			5,975,664,988
		(Cost $5,023,574,523)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc			0
		TOTAL AUSTRALIA			0

HONG KONG - 0.0%
531		Sun Hung Kai Properties Ltd			1,335
		TOTAL HONG KONG			1,335

SPAIN - 0.0%
5,224,519	m	Banco Santander S.A.			1,071,260
82,934	e,m	Zardoya Otis S.A.			50,740
		TOTAL SPAIN			1,122,000

		TOTAL RIGHTS / WARRANTS			1,123,335
		(Cost $1,128,626)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.8%
TREASURY DEBT - 0.2%
$12,300,000	d	United States Treasury Bill	0.025%	08/07/14	12,299,949
		TOTAL TREASURY DEBT			12,299,949

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
153,676,192	a,c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust			153,676,192
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			153,676,192

		TOTAL SHORT-TERM INVESTMENTS			165,976,141
		(Cost $165,976,141)

		TOTAL INVESTMENTS - 102.4%			6,142,764,464
		(Cost $5,190,679,290)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(143,519,583)
		NET ASSETS - 100.0%			$5,999,244,881
292

TIAA-CREF FUNDS - International Equity Index Fund

Abbreviation(s):
ADR American Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $144,255,826.
m	Indicates a security that has been deemed illiquid.
293

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
July 31, 2014

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$1,549,860,180	25.8%
INDUSTRIALS	749,169,292	12.5
CONSUMER DISCRETIONARY	693,783,393	11.6
CONSUMER STAPLES	652,749,955	10.9
HEALTH CARE	628,444,450	10.5
MATERIALS	488,603,322	8.1
ENERGY	419,049,650	7.0
TELECOMMUNICATION SERVICES	294,318,828	4.9
INFORMATION TECHNOLOGY	271,678,250	4.5
UTILITIES	229,131,003	3.8
SHORT-TERM INVESTMENTS	165,976,141	2.8
OTHER ASSETS & LIABILITIES, NET	(143,519,583)	(2.4)

NET ASSETS	$5,999,244,881	100.0%
294

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 1 —organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

295

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

296

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended July 31, 2014, there were no material transfers between levels by the Funds.

As of July 31, 2014, 100% of the value of investments in the Enhanced Large-Cap Growth Index Fund, Mid-Cap Growth Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund and the S&P 500 Fund were valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of July 31, 2014, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total

Enhanced Large-Cap Value Index
Equity investments:
Consumer discretionary	$131,110,849	$1,416,946	$—	$132,527,795
All other equity investments*	1,544,342,627	—	—	1,544,342,627
Short-term investments	31,066,236	—	—	31,066,236
Written options**	(6,299)	—	—	(6,299)
Total	$1,706,513,413	$1,416,946	$—	$1,707,930,359

Growth & Income
Equity investments:
Consumer discretionary	$705,042,178	$23,221,254	$—	$728,263,432
Consumer staples	289,023,679	71,911,043	—	360,934,722
Energy	363,334,825	13,944,613	—	377,279,438
Financials	561,034,190	24,352,987	—	585,387,177
Health care	656,007,077	38,775,182	—	694,782,259
Industrials	468,384,065	8,192,978	—	476,577,043
Materials	138,679,646	15,913,035	—	154,592,681
All other equity investments*	1,080,516,508	—	—	1,080,516,508
Short-term investments	116,570,932	14,999,938	—	131,570,870
Purchased options**	30,650	—	—	30,650
Written options**	(446,730)	—	—	(446,730)
Total	$4,378,177,020	$211,311,030	$—	$4,589,488,050

Large-Cap Growth
Equity investments:
Consumer discretionary	$449,316,932	$20,756,057	$—	$470,072,989
Health care	434,011,422	42,391,196	—	476,402,618
Telecommunication services	21,275,128	40,142,399	—	61,417,527
All other equity investments*	1,594,136,774	—	—	1,594,136,774
Short-term investments	35,570,707	9,999,958	—	45,570,665
Total	$2,534,310,963	$113,289,610	$—	$2,647,600,573
297

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

Large-Cap Value
Equity investments:
Consumer discretionary	$422,124,844	$31,226,597	$—	$453,351,441
Consumer staples	276,811,210	45,048,629	—	321,859,839
Health care	676,707,668	38,132,103	—	714,839,771
Industrials	490,202,426	—	7,267	490,209,693
Materials	146,274,129	19,962,246	—	166,236,375
Telecommunication services	168,627,504	8,761,753	—	177,389,257
All other equity investments*	2,770,287,417	—	—	2,770,287,417
Short-term investments	185,035,645	7,198,682	—	192,234,327
Purchased options**	11,760	—	—	11,760
Written options**	(12,600)	—	—	(12,600)
Total	$5,136,070,003	$150,330,010	$7,267	$5,286,407,280

Mid-Cap Value
Equity investments:
Energy	$426,281,301	$36,377,310	$—	$462,658,611
Financials	1,443,865,525	15,006,191	—	1,458,871,716
Health care	539,106,512	7,435,004	—	546,541,516
All other equity investments*	2,451,680,053	—	—	2,451,680,053
Short-term investments	102,326,807	30,245,234	—	132,572,041
Total	$4,963,260,198	$89,063,739	$—	$5,052,323,937

Social Choice Equity
Equity investments*	$2,055,108,043	$—	$—	$2,055,108,043
Short-term investments	—	47,379,894	—	47,379,894
Total	$2,055,108,043	$47,379,894	$—	$2,102,487,937

Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$35,622,334	$—	$35,622,334
Asia	10,752,319	461,124,497	175,658	472,052,474
Europe	5,354,719	79,576,016	—	84,930,735
Latin America	—	146,953,048	—	146,953,048
All other equity investments*	6,552,779	82,063,671	—	88,616,450
Corporate bonds	—	—	534,000	534,000
Short-term investments	24,538,418	—	—	24,538,418
Total	$47,198,235	$805,339,566	$709,658	$853,247,459

Enhanced International Equity Index
Equity investments:
Asia	$—	$232,208,977	$—	$232,208,977
Australasia	—	81,029,389	—	81,029,389
Europe	24,427,010	564,593,445	—	589,020,455
All other equity investments*	5,774,089	82,369,951	—	88,144,040
Short-term investments	25,623,711	—	—	25,623,711
Total	$55,824,810	$960,201,762	$—	$1,016,026,572

Global Natural Resources
Equity investments:
Africa/Middle East	$—	$6,130,308	$—	$6,130,308
Asia	—	8,373,460	—	8,373,460
Australasia	—	20,297,107	—	20,297,107
Europe	1,986,028	50,552,762	—	52,538,790
North America	111,086,678	30,087,488	—	141,174,166
All other equity investments*	—	26,908,954	—	26,908,954
Short-term investments	13,635,899	—	—	13,635,899
Total	$126,708,605	$142,350,079	$—	$269,058,684
298

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

International Equity
Equity investments:
Asia	$—	$835,987,947	$—	$835,987,947
Europe	—	2,676,789,229	—	2,676,789,229
All other equity investments*	—	111,750,120	—	111,750,120
Short-term investments	66,924,385	7,149,607	—	74,073,992
Total	$66,924,385	$3,631,676,903	$—	$3,698,601,288

International Opportunities
Equity investments:
Asia	$10,457,422	$272,624,138	$—	$283,081,560
Australasia	—	34,735,987	—	34,735,987
Europe	—	437,742,214	1,903	437,744,117
Latin America	—	25,203,367	—	25,203,367
North America	—	65,554,799	—	65,554,799
All other equity investments*	4,062,150	134,566,595	—	138,628,745
Short-term investments	79,270,164	—	—	79,270,164
Total	$93,789,736	$970,427,100	$1,903	$1,064,218,739

Equity Index
Equity investments:
Health care	$1,126,112,514	$27,669	$4,028	$1,126,144,211
Telecommunication services	193,513,388	49,856	—	193,563,244
All other equity investments*	7,213,504,476	—	—	7,213,504,476
Short-term investments	257,747,526	—	—	257,747,526
Futures**	(368,107)	—	—	(368,107)
Total	$8,790,509,797	$77,525	$4,028	$8,790,591,350

Small-Cap Blend Index
Equity investments:
Health care	$207,743,954	$67,032	$15,521	$207,826,507
Telecommunication services	12,025,662	139,956	—	12,165,618
All other equity investments*	1,343,538,216	—	—	1,343,538,216
Short-term investments	259,072,367	—	—	259,072,367
Total	$1,822,380,199	$206,988	$15,521	$1,822,602,708

Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$67,608,942	$—	$67,608,942
Asia	113,240	550,269,796	272	550,383,308
Europe	5,239,563	36,878,417	—	42,117,980
Latin America	—	145,681,199	—	145,681,199
North America	26,720,415	—	—	26,720,415
All other equity investments*	2,785,624	89,193,034	708	91,979,366
Short-term investments	42,631,380	9,999,958	—	52,631,338
Futures**	(188,925)	—	—	(188,925)
Total	$77,301,297	$899,631,346	$980	$976,933,623
299

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total

International Equity Index
Equity investments:
Asia	$—	$1,410,757,487	$—	$1,410,757,487
Australasia	—	466,662,154	—	466,662,154
Europe	—	3,583,768,861	—	3,583,768,861
All other equity investments*	17,358,237	498,241,584	—	515,599,821
Short-term investments	153,676,192	12,299,949	—	165,976,141
Futures**	(147,915)	—	—	(147,915)
Total	$170,886,514	$5,971,730,035	$—	$6,142,616,549

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default.

At July 31, 2014, the Funds held the following open futures contracts:

Fund	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Small-Cap Equity	Russell 2000 Mini Index	42	$4,690,140	September 2014	$(119,343)
Equity Index	S&P 500 E-Mini Index	125	12,030,000	September 2014	(289,594)
Equity Index	S&P Mid-Cap 400 E-Mini Index	12	1,641,360	September 2014	(43,277)
Equity Index	Russell 2000 Mini Index	13	1,451,710	September 2014	(35,236)
Total		150	15,123,070		(368,107)
Large-Cap Growth Index	S&P 500 E-Mini Index	92	8,854,080	September 2014	(197,177)
Large-Cap Value Index	S&P 500 E-Mini Index	43	4,138,320	September 2014	(65,564)
S&P 500 Index	S&P 500 E-Mini Index	30	2,887,200	September 2014	(70,380)
Emerging Markets Equity Index	MSCI Emerging Markets Mini Index	533	28,105,090	September 2014	(188,925)
International Equity Index	MSCI EAFE Mini Index	80	7,660,800	September 2014	(147,915)

Options: The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Purchased options are included in the schedule of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss.

300

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Purchased options outstanding as of July 31, 2014 were as follows:

	Number of Contracts	Value
Growth & Income Fund
Apple Inc., Call, 8/8/14 at $99	125	$3,250
GoPro Inc., Put, 8/8/14 at $46	100	27,400
Total	225	$30,650
Large-Cap Value Fund
Walgreen Co., Call, 8/16/14 at $77.5	280	$11,760
Mid-Cap Growth Fund
Avago Technologies Ltd., Put, 8/16/14 at $70	1,250	$243,750

Written options outstanding as of July 31, 2014 were as follows:

	Number of contracts	Value
Enhanced Large-Cap Value Index Fund
Biogen Idec Inc., Call, 8/1/14 at $347.5	15	$(225)
Gilead Sciences Inc, Call, 8/1/14 at $95	93	(186)
VMWare Inc, Call, 8/1/14 at $101	65	(4,875)
Workday Inc, Call, 8/1/14 at $87	45	(1,013)
Total	218	$(6,299)
Growth & Income Fund
Apple Inc., Call, 8/8/14 at $101	250	$(2,750)
Citrix Systems Inc., Call, 8/16/14 at $70	200	(10,000)
Demandware Inc., Put, 8/16/14 at $55	200	(25,500)
Emerson Electric Co., Put, 8/16/14 at $62.5	300	(25,500)
Garmin Ltd, Call, 8/16/14 at $60	300	(4,200)
Garmin Ltd, Put, 8/16/14 at $50	400	(7,200)
Gilead Sciences Inc., Call, 8/8/14 at $94	260	(16,380)
Gilead Sciences Inc., Put, 8/1/14 at $82	300	(600)
GoPro Inc., Call, 8/8/14 at $55	200	(26,000)
GoPro Inc., Put, 8/8/14 at $39	200	(13,800)
Jazz Pharmaceuticals plc, Call, 8/16/14 at $155	100	(12,000)
Lions Gate Entertainment Corp., Call, 8/16/14 at $34	300	(4,500)
Marathon Petroleum Corp., Call, 8/8/14 at $87	160	(8,000)
Mohawk Industries Inc., Call, 8/16/14 at $135	200	(20,000)
Mohawk Industries Inc., Put, 8/16/14 at $120	200	(42,400)
Netflix Inc., Call, 8/8/14 at $455	30	(1,020)
Quanta Services Inc., Put, 8/16/14 at $33	300	(13,500)
Restoration Hardware Holdings, Call, 8/16/14 at $95	200	(3,000)
Rockwell Automation Inc., Put, 8/16/14 at $110	200	(27,000)
Stratasys Ltd, Put, 8/8/14 at $96	100	(20,000)
Synaptics Inc., Put, 8/16/14 at $65	300	(30,000)
Twitter Inc., Call, 8/1/14 at $42	390	(123,240)
Twitter Inc., Put, 8/1/14 at $32	390	(390)
Workday Inc., Call, 8/8/14 at $88	130	(9,750)
Total	5,610	$(446,730)
Large-Cap Value Fund
Walgreen Co., Call, 8/16/14 at $82.5	280	$(5,320)
Walgreen Co., Call, 8/16/14 at $80	280	(7,280)
Total	560	$(12,600)
Mid-Cap Growth Fund
Avago Technologies Ltd., Call, 8/16/14 at $75	1,250	$(25,000)
Avago Technologies Ltd., Put, 8/16/14 at $62.5	1,250	(18,750)
Yelp Inc., Call, 8/16/14 at $82.5	500	(9,500)
Total	3,000	$(53,250)
301

TIAA-CREF FUNDS – Notes to Schedules of Investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2013	Purchase cost	Sales proceeds	Realized gain(loss)	Dividend income	Withholding expense	Shares at July 31, 2014	Value at July 31, 2014
Large-Cap Value Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$198,798,936	$163,849,880	$(177,613,171)	$—	$—	$—	185,035,645	$185,035,645
Small-Cap Equity Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$206,556,372	$106,488,501	$(72,462,700)	$—	$—	$—	240,582,173	$240,582,173
Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$240,434,976	$69,493,917	$(52,181,367)	$—	$—	$—	257,747,526	$257,747,526
Small-Cap Blend Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$214,865,928	$62,113,596	$(17,907,157)	$—	$—	$—	259,072,367	$259,072,367
International Equity Index Fund
TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	$190,194,530	$327,602,899	$(364,121,237)	$—	$—	$—	153,676,192	$153,676,192

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At July 31, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Enhanced Large-Cap Growth Index	$1,394,366,764	$339,324,172	$(20,301,043)	$319,023,129
Enhanced Large-Cap Value Index	1,323,573,082	396,803,695	(12,440,119)	384,363,576
Growth & Income	3,626,722,228	999,342,235	(36,129,683)	963,212,552
Large-Cap Growth	2,034,464,605	630,431,321	(17,295,353)	613,135,968
Large-Cap Value	4,415,519,684	984,108,555	(113,208,359)	870,900,196
Mid-Cap Growth	1,653,381,077	266,832,316	(55,343,186)	211,489,130
Mid-Cap Value	3,663,285,696	1,424,121,336	(35,083,095)	1,389,038,241
Small-Cap Equity	2,416,551,894	363,324,833	(100,438,488)	262,886,345
Social Choice Equity	1,449,047,662	668,011,863	(14,571,588)	653,440,275
Emerging Markets Equity	753,665,714	122,935,974	(23,354,229)	99,581,745
Enhanced International Equity Index	881,256,210	151,554,393	(16,784,031)	134,770,362
Global Natural Resources	241,924,331	29,806,894	(2,672,541)	27,134,353
International Equity	3,622,606,176	265,822,512	(189,827,400)	75,995,112
International Opportunities	995,252,495	104,667,982	(35,701,738)	68,966,244
Equity Index	6,071,591,716	2,787,954,311	(68,586,570)	2,719,367,741
Large-Cap Growth Index	1,403,454,679	439,278,679	(8,903,532)	430,375,147
Large-Cap Value Index	2,037,343,684	366,841,971	(37,548,880)	329,293,091
S&P 500 Index	1,644,159,890	713,271,283	(55,633,420)	657,637,863
Small-Cap Blend Index	1,486,227,138	407,053,042	(70,677,472)	336,375,570
Emerging Markets Equity Index	909,034,423	119,239,577	(51,151,452)	68,088,125
International Equity Index	5,190,679,290	1,181,771,734	(229,686,560)	952,085,174
302

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date:	September 15, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date:	September 15, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date:	September 15, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer